UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
NATIONWIDE MUTUAL FUNDS
(Exact name of registrant as specified in charter)

1200 RIVER ROAD, SUITE 1000, CONSHOHOCKEN PENNSYLVANIA	19428
(Address of principal executive offices)	(Zip code)
ERIC E. MILLER, Esq.
1200 RIVER ROAD
SUITE 1000
Conshohocken, PA 19428
(Name and address of agent for service)
Registrant’s telephone number, including area code: (484) 530-1300
Date of fiscal year end: October 31, 2008
Date of reporting period: November 1, 2007 through January 31, 2008
     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C.
§ 3507.
TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
     File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 - 12-14]. The schedules need not be audited.

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Large Cap Value Fund

	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.2%)
General Dynamics Corp.	3,300	$278,718
L-3 Communications Holdings, Inc.	3,300	365,739

		644,457

Automobiles (0.6%)
General Motors Corp.	6,200	175,522

Beverages (1.0%)
Molson Coors Brewing Co.	6,200	276,954

Capital Markets (4.1%)
BlackRock, Inc.	1,100	243,210
Goldman Sachs Group, Inc. (The)	2,500	501,925
State Street Corp.	5,300	435,236

		1,180,371

Chemicals (1.6%)
Ashland, Inc.	6,700	305,051
Dow Chemical Co. (The)	4,000	154,640

		459,691

Commercial Banks (6.6%)
Associated Banc-Corp.	7,200	202,896
Bank of Hawaii Corp.	3,900	196,443
BB&T Corp.	10,100	366,428
BOK Financial Corp.	4,200	228,816
City National Corp.	3,700	210,456
East West Bancorp, Inc.(a)	8,800	211,728
U.S. Bancorp	7,600	258,020
Wells Fargo & Co.	7,300	248,273

		1,923,060

Commercial Services & Supplies (0.8%)
Manpower, Inc.	3,900	219,414

Communications Equipment (0.4%)
CommScope, Inc.*	2,500	110,875

Computers & Peripherals (0.9%)
Western Digital Corp.*	9,400	248,630

Consumer Finance (0.5%)
American Express Co.	3,100	152,892

Containers & Packaging (0.5%)
Sonoco Products Co.	4,900	151,214

Diversified Financial Services (8.0%)
Bank of America Corp.	11,118	493,083
Citigroup, Inc.	14,860	419,349
JPMorgan Chase & Co.	25,128	1,194,837
Nasdaq Stock Market, Inc.	5,100	235,977

		2,343,246

Diversified Telecommunication Services (6.1%)
AT&T, Inc.	34,352	1,322,209
Verizon Communications, Inc.	11,900	462,196

		1,784,405

Electric Utilities (3.1%)
American Electric Power Co., Inc.	8,800	376,904
FPL Group, Inc.	3,600	232,128
PPL Corp.	6,100	298,412

		907,444

Electronic Equipment & Instruments (0.5%)
FLIR Systems, Inc.*	4,800	145,344

Food & Staples Retailing (1.5%)
BJ’s Wholesale Club, Inc.*	7,800	253,032
Safeway, Inc.	6,300	195,237

		448,269

Food Products (2.0%)
Archer-Daniels-Midland Co.	6,100	268,705
ConAgra Foods, Inc.	14,200	305,726

		574,431

Health Care Providers & Services (1.3%)
CIGNA Corp.	7,800	383,448

Hotels, Restaurants & Leisure (1.1%)
Darden Restaurants, Inc.	4,000	113,280
McDonald’s Corp.	4,100	219,555

		332,835

Household Durables (0.8%)
Whirlpool Corp.	2,700	229,797

Household Products (2.3%)
Procter & Gamble Co. (The)	10,300	679,285

Independent Power Producers & Energy Traders (0.9%)
Mirant Corp.*	7,200	265,248

Industrial Conglomerates (4.8%)
Carlisle Cos., Inc.	5,000	166,500
General Electric Co.	34,700	1,228,727

		1,395,227

Insurance (8.2%)
American International Group, Inc.	8,950	493,682
Assurant, Inc.	4,700	304,983
Chubb Corp.	5,000	258,950
Hartford Financial Services Group, Inc. (The)	2,800	226,156
Loews Corp.	7,600	354,844
MetLife, Inc.	4,400	259,468
Travelers Cos., Inc. (The)	10,200	490,620

		2,388,703

IT Services (0.4%)
Cognizant Technology Solutions Corp.	4,200	117,180

Leisure Equipment & Products (0.6%)
Hasbro, Inc.	6,800	176,596

Machinery (1.6%)
Manitowoc Co., Inc. (The)	5,500	209,660
Terex Corp.*	4,500	264,420

		474,080

Media (3.5%)
Omnicom Group, Inc.	4,700	213,239
Time Warner, Inc.	30,900	486,366
Walt Disney Co. (The)	10,300	308,279

		1,007,884

Metals & Mining (1.3%)
Commercial Metals Co.	6,500	184,275
Reliance Steel & Aluminum Co.	3,800	186,998

		371,273

Multi-Utilities (2.9%)
CenterPoint Energy, Inc.	11,700	187,317
Public Service Enterprise Group, Inc.	4,100	393,600
Sempra Energy	4,800	268,320

		849,237

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Large Cap Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Multiline Retail (0.4%)
Big Lots, Inc.	7,100	$123,256

Oil, Gas & Consumable Fuels (14.9%)
Chevron Corp.	15,100	1,275,950
ConocoPhillips	5,900	473,888
Exxon Mobil Corp.	15,700	1,356,480
Marathon Oil Corp.	8,200	384,170
Occidental Petroleum Corp.	7,500	509,025
Valero Energy Corp.	5,800	343,302

		4,342,815

Paper & Forest Products (0.7%)
International Paper Co.	6,000	193,500

Pharmaceuticals (5.9%)
Eli Lilly & Co.	4,700	242,144
Johnson & Johnson	3,600	227,736
Merck & Co., Inc.	7,100	328,588
Pfizer, Inc.	39,300	919,227

		1,717,695

Real Estate Investment Trusts (REITs) (2.1%)
Brandywine Realty Trust	9,800	184,730
HCP Inc.	5,800	176,378
Host Hotels & Resorts, Inc.	14,100	236,034

		597,142

Road & Rail (0.4%)(a)
YRC Worldwide, Inc.	7,100	130,001

Semiconductors & Semiconductor Equipment (0.5%)
Microchip Technology, Inc.	4,600	146,786

Software (0.6%)
Activision, Inc.*	6,300	162,981

Specialty Retail (0.6%)
Best Buy Co., Inc.	3,700	180,597

Textiles, Apparel & Luxury Goods (0.7%)
Phillips-Van Heusen Corp.	4,600	193,844

Thrifts & Mortgage Finance (1.5%)
Astoria Financial Corp.	6,000	163,080
Hudson City Bancorp, Inc.	17,400	285,012

		448,092

Tobacco (1.4%)
Altria Group, Inc.	5,500	417,010

Total Common Stocks		29,070,731

Repurchase Agreements (0.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $31,296, collateralized by U.S. Government Agency Mortgages with a market value of $31,920	$31,294	31,294
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $8,813, collateralized by U.S. Government Agency Mortgages with a market value of $8,989	8,812	8,812

Total Repurchase Agreements		40,106

	Principle
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (1.1%)
Repurchase Agreement (1.1%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $306,561, collateralized by U.S. Government Agency Mortgages with a market value of $312,666	$306,535	$306,535

Total Securities Purchased With Collateral For Securities On Loan		306,535

Total Investments
(Cost $29,494,077) (b) — 101.0%		29,417,372

Liabilities in excess of other assets — (1.0)%		(296,528)

NET ASSETS — 100.0%		$29,120,844

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares	Value
Common Stocks (95.9%)
Air Freight & Logistics (0.6%)
Expeditors International of Washington, Inc.	780	$36,886

Auto Components (1.3%)
Gentex Corp.	5,410	85,803

Beverages (1.4%)
Central European Distribution Corp.*	1,700	89,369

Biotechnology (1.0%)
United Therapeutics Corp.	750	62,985

Capital Markets (6.7%)
Affiliated Managers Group, Inc.*	640	62,918
GFI Group, Inc.	1,390	122,612
Invesco Ltd.	2,480	67,506
Riskmetrics Group, Inc.	2,900	61,451
TD Ameritrade Holding Corp.	6,770	127,005

		441,492

Chemicals (1.9%)
Ecolab, Inc.	2,670	128,828

Commercial Services & Supplies (2.3%)
Dun & Bradstreet Corp.	750	68,985
Stericycle, Inc.*	1,350	80,001

		148,986

Communications Equipment (3.3%)
Foundry Networks, Inc.*	6,030	83,214
Harris Corp.	2,430	132,897

		216,111

Computers & Peripherals (1.0%)
Logitech International SA	2,100	63,672

Construction & Engineering (1.0%)
Aecom Technology Corp.*	2,630	64,777

Containers & Packaging (1.4%)
Ball Corp.	1,960	89,944

Distributor (1.1%)
LKQ Corp.*	4,000	71,560

Diversified Consumer Services (2.5%)
Apollo Group, Inc., Class A*	2,100	167,454

Diversified Financial Services (4.0%)
CME Group, Inc.	170	105,213
Interactive Brokers Group, Inc., Class A*	2,310	80,411
IntercontinentalExchange, Inc.*	580	81,177

		266,801

Electrical Equipment (1.9%)
Belden, Inc.	1,400	59,220
General Cable Corp.*	700	40,607
Suntech Power Holdings Co. Ltd. ADR — CN	450	24,629

		124,456

Energy Equipment & Services (5.3%)
Cameron International Corp.*	1,300	52,338
FMC Technologies, Inc.*	1,100	52,976
Matrix Service Co.	3,380	60,908
National Oilwell Varco, Inc.*	1,400	84,322
Patterson-UTI Energy, Inc.	4,210	82,432
TETRA Technologies, Inc.*	1,150	17,997

		350,973

Health Care Equipment & Supplies (4.9%)
Intuitive Surgical, Inc.*	270	68,580
St. Jude Medical, Inc.	3,890	157,584
Varian Medical Systems, Inc.*	1,900	98,781

		324,945

Health Care Providers & Services (2.5%)
Express Scripts, Inc.*	1,230	83,013
VCA Antech, Inc.	2,110	81,572

		164,585

Hotels, Restaurants & Leisure (1.9%)
Penn National Gaming, Inc.	2,380	124,117

Household Durables (0.9%)
Jarden Corp.	2,385	59,720

Insurance (2.2%)
Brown & Brown, Inc.	3,480	78,335
W. R. Berkley Corp.	2,145	64,907

		143,242

Internet & Catalog Retail (1.2%)
priceline.com, Inc.	740	80,305

Internet Software & Services (1.0%)
DealerTrack Holdings, Inc.	2,540	68,478

IT Services (5.5%)
Cognizant Technology Solutions Corp.	2,100	58,590
Fiserv, Inc.*	3,080	158,220
Metavante Technologies, Inc.	2,916	64,589
NeuStar, Inc.*	2,860	84,971

		366,370

Life Sciences Tools & Services (3.6%)
Thermo Fisher Scientific, Inc.*	2,580	132,844
Waters Corp.*	1,800	103,410

		236,254

Machinery (3.9%)
Actuant Corp.	3,420	93,468
Graco, Inc.	730	24,981
Harsco Corp.	1,160	66,027
Oshkosh Truck Corp.	1,660	75,962

		260,438

Media (0.7%)
Focus Media Holding Ltd. ADR — CN*	970	46,609

Oil, Gas & Consumable Fuels (3.6%)
EOG Resources, Inc.	1,010	88,375
XTO Energy, Inc.	2,937	152,548

		240,923

Personal Products (0.7%)
Alberto-Culver Co.	1,800	48,222

Pharmaceutical (1.9%)
Barr Pharmaceuticals, Inc.	2,410	125,778

Retail (4.0%)
Abercrombie & Fitch Co., Class A	890	70,924
Advance Auto Parts, Inc.	1,400	49,952
GameStop Corp.*	1,490	77,078
J Crew Group, Inc.*	1,380	63,093

		261,047

Road & Rail (2.6%)
Con-way, Inc.	685	33,353
J.B. Hunt Transport Services, Inc.	2,920	90,812
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Mid Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Road & Rail (continued)
Knight Transportation, Inc.	2,900	$49,764

		173,929

Semiconductors & Semiconductor Equipment (5.7%)
Diodes, Inc.	2,676	61,949
MEMC Electronic Materials, Inc.*	1,950	139,347
ON Semiconductor Corp.*	8,350	54,108
SiRF Technology Holdings, Inc.*	2,790	42,715
Tessera Technologies, Inc.*	2,070	81,082

		379,201

Software (2.9%)
Intuit, Inc.*	3,150	96,673
MICROS Systems, Inc.*	1,550	95,449

		192,122

Textiles, Apparel & Luxury Goods (5.7%)
Coach, Inc.*	2,100	67,305
CROCS, Inc.	1,880	65,405
Gildan Activewear, Inc.	2,100	77,532
Iconix Brand Group, Inc.	5,510	114,553
Phillips-Van Heusen Corp.	1,200	50,568

		375,363

Tobacco (1.6%)
Fastenal Co.	2,540	102,641

Wireless Telecommunication Services (2.2%)
Millicom International Cellular SA	600	63,564
NII Holdings, Inc.	1,880	80,201

		143,765

Total Common Stocks		6,328,151

Repurchase Agreements (3.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $192,317, collateralized by U.S. Government Agency Mortgages with a market value of $196,148	$192,302	192,302
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $54,157, collateralized by U.S. Government Agency Mortgages with a market value of $55,236	54,153	54,153

Total Repurchase Agreements		246,455

Total Investments
(Cost $6,226,033) (a) — 99.6%		6,574,606

Other assets in excess of liabilities — 0.4%		24,765

NET ASSETS — 100.0%		$6,599,371

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
Common Stocks (100.0%)
Aerospace & Defense (1.7%)
AAR Corp.	158,460	$4,668,232
AerCap Holdings NV*	436,220	8,052,621
		12,720,853

Air Freight & Logistics (0.7%)
UTi Worldwide, Inc.	298,240	5,577,088

Airlines (1.3%)
Delta Air Lines, Inc.*	97,150	1,635,035
Northwest Airlines Corp.*	195,340	3,654,811
US Airways Group, Inc.*	353,900	4,887,359

		10,177,205

Beverages (0.4%)(a)
MGP Ingredients, Inc.	332,905	3,159,268

Biotechnology (3.1%)
Acadia Pharmaceuticals, Inc.*(a)	584,200	6,928,612
ARIAD Pharmaceuticals, Inc.(a)	265,000	908,950
Array BioPharma, Inc.(a)	184,940	1,203,959
C.V. Therapeutics, Inc.(a)	97,300	815,374
Isis Pharmaceuticals, Inc.	12,810	199,836
Molecular Insight Pharmaceuticals, Inc.(a)	406,446	3,450,726
Momenta Pharmaceuticals, Inc.(a)	318,554	2,328,630
Omrix Biopharmaceuticals, Inc.	75,110	1,747,059
Sangamo BioSciences, Inc.*(a)	337,864	3,868,543
United Therapeutics Corp.	28,120	2,361,518

		23,813,207

Capital Markets (3.0%)
Cowen Group, Inc.	324,680	3,243,553
Highland Distressed Opportunities, Inc.	502,900	4,536,158
Lazard Ltd., Class A	106,855	4,222,910
Penson Worldwide, Inc.(a)	225,241	2,182,585
Sanders Morris Harris Group, Inc.(a)	652,440	6,243,851
Thomas Weisel Partners Group, Inc.	166,046	2,125,389

		22,554,446

Chemicals (0.6%)
C.F. Industries Holdings, Inc.	23,670	2,531,033
Rockwood Holdings, Inc.*	62,950	1,848,212

		4,379,245

Commercial Banks (5.2%)
Bank of the Ozarks, Inc.(a)	199,456	4,850,770
Banner Corp.	32,446	838,080
Cadence Financial Corp.(a)	366,513	5,541,676
East West Bancorp, Inc.	213,610	5,139,457
First Midwest Bancorp, Inc.(a)	155,030	4,836,936
Hanmi Financial Corp.	209,320	1,800,152
Marshall & Ilsley Corp.	208,170	5,807,943
Webster Financial Corp.	151,590	5,134,353
Wintrust Financial Corp.(a)	105,948	4,030,262
Zions Bancorp	24,100	1,319,234

		39,298,863

Commercial Services & Supplies (6.5%)
Avery-Dennison Corp.	65,460	3,392,137
Consolidated Graphics, Inc.	142,076	7,147,843
Kimball International, Inc., Class B	484,795	6,001,762
LECG Corp.	485,008	4,117,718
Schawk, Inc., Class A	517,858	7,436,441
Standard Register Co. (The)(a)	640,000	6,220,800
Volt Information Sciences, Inc.	790,280	14,754,528

		49,071,229

Communications Equipment (5.7%)
Bel Fuse, Inc., Class B	226,610	6,136,599
Black Box Corp.	158,670	5,277,364
Finisar Corp.(a)	2,417,110	3,867,376
Foundry Networks, Inc.*	135,860	1,874,868
Ixia	166,210	1,229,954
OpNext, Inc.*	189,066	975,581
Polycom, Inc.*	116,050	2,930,262
Powerwave Technologies, Inc.(a)	2,619,413	9,953,769
Sycamore Networks, Inc.*	2,056,910	6,952,356
Tellabs, Inc.	592,630	4,041,737

		43,239,866

Computers & Peripherals (0.4%)
Brocade Communications Systems, Inc.*	450,660	3,105,047

Construction & Engineering (0.7%)
Sterling Construction Co., Inc.	259,010	5,312,295

Consumer Finance (0.3%)
Cardtronics, Inc.*	288,610	2,259,816

Containers & Packaging (2.5%)
Ball Corp.	79,610	3,653,303
Pactiv Corp.*	429,420	12,285,706
Smurfit-Stone Container Corp.	351,170	3,332,603

		19,271,612

Diversified Consumer Services (0.7%)
Career Education Corp.	255,560	5,555,874

Diversified Financial Services (1.0%)
CIT Group, Inc.	71,570	2,001,097
KKR Financial Holdings LLC	359,340	5,835,682

		7,836,779

Diversified Telecommunication Services (1.6%)
Cincinnati Bell, Inc.	1,304,488	5,061,413
Globalstar, Inc.(a)	822,725	7,363,389

		12,424,802

Electric Utilities (0.7%)
Cleco Corp.	100,000	2,585,000
ITC Holdings Corp.(a)	48,420	2,558,513

		5,143,513

Electrical Equipment (1.3%)(a)
C&D Technologies, Inc.*	1,706,269	10,101,112

Electronic Equipment & Instruments (1.3%)
Ingram Micro, Inc., Class A*	247,510	4,400,728
Jabil Circuit, Inc.	275,970	3,656,602
Technitrol, Inc.	67,525	1,530,117

		9,587,447

Energy Equipment & Services (0.6%)
Hercules Offshore, Inc.*(a)	54,159	1,248,365
Superior Well Services, Inc.(a)	74,774	1,457,345
TETRA Technologies, Inc.*	24,760	387,494
Tidewater, Inc.	17,960	951,162
W-H Energy Services, Inc.	9,700	471,905

		4,516,271

Food & Staples Retailing (0.4%)(a)
Rite Aid Corp.*	1,090,270	3,227,199

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
Common Stocks (continued)
Food Products (2.0%)
B&G Foods, Inc.	532,390	$5,244,041
Smithfield Foods, Inc.	137,570	3,831,325
TreeHouse Foods, Inc.	278,638	5,815,175

		14,890,541

Health Care (5.1%)
Accuray, Inc.*(a)	106,393	1,012,861
Cutera, Inc.*(a)	19,752	246,702
Hologic, Inc.*	75,480	4,857,893
I-Flow Corp.	106,293	1,519,990
IDEXX Laboratories, Inc.	60,322	3,400,351
Insulet Corp.*(a)	361,027	7,151,945
Inverness Medical Innovations, Inc.	242,412	10,920,661
Iridex Corp.*	997,700	3,741,375
Neurometrix, Inc.(a)	193,640	2,042,902
Northstar Neuroscience, Inc.	78,100	114,026
Spectranetics Corp.(a)	130,144	1,624,197
Xtent, Inc.	217,000	2,152,640

		38,785,543

Health Care Providers & Services (4.2%)
Brookdale Senior Living, Inc.(a)	147,474	3,291,620
Five Star Quality Care, Inc.(a)	1,319,672	10,069,097
Hythiam, Inc.	2,841,810	7,246,615
IPC The Hospitalist Co., Inc.	126,680	2,662,814
LHC Group, Inc.(a)	181,954	4,195,859
Nighthawk Radiology Holdings, Inc.(a)	88,542	1,407,818
Sun Healthcare Group, Inc.	173,870	2,995,780

		31,869,603

Hotels, Restaurants & Leisure (3.2%)
Darden Restaurants, Inc.	93,640	2,651,885
Great Wolf Resorts, Inc.(a)	810,038	6,699,014
Isle of Capri Casinos, Inc.(a)	119,928	1,333,600
Multimedia Games, Inc.(a)	179,810	1,389,931
Ruby Tuesday, Inc.	1,051,170	8,083,497
Scientific Games Corp.(a)	167,740	3,992,212

		24,150,139

Household Durables (0.3%)
Harman International Industries, Inc.	58,460	2,722,482

Insurance (4.2%)
Brown & Brown, Inc.	141,033	3,174,653
Hanover Insurance Group, Inc. (The)	205,407	9,356,289
HCC Insurance Holdings, Inc.	370,689	10,327,395
IPC Holdings Ltd.	221,957	5,710,954
Protective Life Corp.	77,510	3,080,247

		31,649,538

Internet & Catalog Retail (0.2%)
dELiA*s, Inc.*	525,900	1,235,865

Internet Software & Services (1.8%)
EarthLink, Inc.*	1,125,210	7,662,680
Switch & Data Facilities Co., Inc.(a)	297,230	3,269,530
ValueClick, Inc.	62,670	1,368,086
Websense, Inc.	65,650	1,345,825

		13,646,121

IT Services (2.4%)
CACI International, Inc., Class A	124,210	5,414,314
Euronet Worldwide, Inc.*(a)	308,387	8,153,752
Genpact Ltd.	188,443	2,289,583
Total System Services, Inc.	103,191	2,383,712

		18,241,361

Life Sciences Tools & Services (0.6%)
Charles River Laboratories International, Inc.*	38,940	2,418,174
Exelixis, Inc.*(a)	268,510	1,965,493

		4,383,667

Machinery (1.5%)
FreightCar America, Inc.	61,720	2,327,461
Terex Corp.*	29,060	1,707,566
Trimas Corp.	521,370	3,613,094
Valmont Industries, Inc.	41,490	3,472,713

		11,120,834

Marine (0.1%)(a)
Genco Shipping & Trading Ltd.	12,800	631,296

Media (1.9%)
Cinemark Holdings, Inc.	480,910	6,877,013
Marvel Entertainment, Inc.	134,370	3,789,234
R.H. Donnelley Corp.*	119,670	3,598,477

		14,264,724

Metals & Mining (0.8%)
A.M. Castle & Co.(a)	126,218	2,673,297
Commercial Metals Co.	69,630	1,974,011
Horsehead Holding Corp.*	96,990	1,453,880

		6,101,188

Multi-Utility (0.8%)
CMS Energy Corp.	413,201	6,474,860

Multiline Retail (1.0%)(a)
Fred’s, Inc.	833,660	7,861,414

Oil, Gas & Consumable Fuels (6.0%)
Aurora Oil & Gas Corp.*(a)	2,079,217	2,287,139
Cabot Oil & Gas Corp.	183,364	7,094,353
Evergreen Energy, Inc.	1,223,690	2,814,487
GeoMet, Inc.(a)	869,012	4,466,722
Ivanhoe Energy, Inc.*(a)	233,800	329,658
Kodiak Oil & Gas Corp.*(a)	527,707	1,092,354
Parallel Petroleum Corp.	25,341	351,733
Penn Virginia Corp.	45,440	1,936,198
RAM Energy Resources, Inc.(a)	2,278,850	10,642,230
Rex Energy Corp.	112,642	1,305,521
SandRidge Energy, Inc.*(a)	169,586	5,160,502
Swift Energy Co.(a)	52	2,244
Teekay Tankers Ltd., Class A	84,640	1,608,160
U.S. BioEnergy Corp.	216,800	1,799,440
USEC, Inc.*	214,030	1,727,222
VeraSun Energy Corp.	77,400	808,830
Verenium Corp.(a)	21,310	87,371
Warren Resources, Inc.(a)	24,477	311,347
Whiting Petroleum Corp.*	26,710	1,435,395

		45,260,906

Personal Products (1.0%)
Physicians Formula Holdings, Inc.	824,010	7,811,615

Pharmaceuticals (0.1%)
Adolor Corp.*	73,726	297,116
Viropharma, Inc.	32,270	285,912

		583,028

Real Estate Investment Trusts (REITs) (5.0%)
Ashford Hospitality Trust, Inc.	927,320	5,795,750
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Fund

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
CBRE Realty Finance, Inc.(a)	672,330	$3,825,558
Deerfield Capital Corp.(a)	1,025,691	8,195,271
DuPont Fabros Technology, Inc.	233,241	4,018,742
First Industrial Realty Trust Inc.	96,270	3,353,084
Healthcare Realty Trust, Inc.	198,220	5,120,023
Mack-Cali Realty Corp.	77,660	2,758,483
MFA Mortgage Investments, Inc.	488,120	4,978,824

		38,045,735

Road & Rail (1.2%)
Celadon Group, Inc.	444,728	4,242,705
Old Dominion Freight Line, Inc.	167,670	4,887,581

		9,130,286

Semiconductors & Semiconductor Equipment (3.7%)
Advanced Energy Industries, Inc.	205,590	2,222,428
Cirrus Logic, Inc.	796,634	3,385,694
Integrated Device Technology, Inc.	353,890	2,636,481
Intellon Corp.*	427,875	2,344,755
LSI Corp.	908,740	4,743,623
Novellus Systems, Inc.	231,650	5,504,004
RF Micro Devices, Inc.*(a)	1,907,032	6,159,713
Spansion, Inc., Class A(a)	212,919	813,351

		27,810,049

Software (4.8%)
Borland Software Corp.	2,402,050	6,005,125
Compuware Corp.	907,190	7,711,115
Corel Corp.	460,765	3,428,092
Mentor Graphics Corp.	117,600	970,200
Novell, Inc.*	502,290	3,194,564
Parametric Technology Corp.*	355,145	5,842,135
Quest Software, Inc.*	606,500	9,067,175

		36,218,406

Specialty Retail (3.0%)
Build-A-Bear-Workshop, Inc.(a)	313,320	4,270,552
CSK Auto Corp.(a)	395,920	2,363,642
DSW, Inc. Class A*(a)	136,940	2,527,912
Group 1 Automotive, Inc.(a)	274,176	7,249,214
HOT Topic, Inc.	611,771	3,395,329
Pacific Sunwear of California	191,557	2,130,114
Zumiez, Inc.*(a)	53,440	1,027,651

		22,964,414

Textiles, Apparel & Luxury Goods (0.9%)
FGX International Holdings Ltd.	102,632	1,036,583
Phillips-Van Heusen Corp.	141,040	5,943,426

		6,980,009

Thrifts & Mortgage Finance (1.5%)
NewAlliance Bancshares, Inc.	321,615	3,955,865
People’s United Financial, Inc.	232,060	3,919,493
Westfield Financial, Inc.	367,210	3,760,230

		11,635,588

Trading Companies & Distributors (1.1%)
H&E Equipment Services, Inc.*	198,010	3,288,946
WESCO International, Inc.	129,015	5,449,594

		8,738,540

Transportation (1.7%)
Genesis Lease Ltd. ADR — IE	628,321	12,629,252

Transportation Infrastructure (0.2%)
Aegean Marine Petroleum Network, Inc.	43,750	1,430,188

Total Common Stocks		759,600,229

	Principal
	Amount	Value
Warrants* (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc. , 0.00%, Expiring 11/06/12	$49,750	$0

Securities Purchased With Collateral For Securities On Loan (18.2%)
Repurchase Agreement (18.2%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $137,981,445, collateralized by U.S. Government Agency Mortgages with a market value of $140,729,347	137,969,948	137,969,948

Total Securities Purchased With Collateral For Securities On Loan		137,969,948

Total Investments
(Cost $1,095,238,804) (b) — 118.2%		897,570,177

Liabilities in excess of other assets — (18.2)%		(138,525,523)

NET ASSETS — 100.0%		$759,044,654

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
Common Stocks (98.5%)
Aerospace & Defense (0.9%)
Teledyne Technologies, Inc.*	1,960	$101,195

Airline (1.5%)
Republic Airways Holdings, Inc.	8,300	165,668

Auto Components (1.5%)
Gentex Corp.	6,500	103,090
Spartan Motors, Inc.	7,000	62,790

		165,880

Biotechnology (3.1%)
Enzon Pharmaceuticals, Inc.	13,400	112,158
ImClone Systems, Inc.*	3,500	152,145
Senomyx, Inc.	12,500	81,375

		345,678

Building Products (1.2%)
Armstrong World Industries, Inc.*	3,700	135,827

Capital Markets (3.6%)
Hercules Technology Growth Capital, Inc.	16,200	188,730
optionsXpress Holdings, Inc.	3,200	86,784
Thomas Weisel Partners Group, Inc.(a)	9,600	122,880

		398,394

Chemicals (3.4%)
Airgas, Inc.	1,300	60,333
Hercules, Inc.	4,800	84,144
Koppers Holdings, Inc.	2,300	76,958
O.M. Group, Inc.*	2,600	149,188

		370,623

Commercial Banks (5.5%)
Independent Bank Corp.	3,600	104,544
M.B. Financial, Inc.	5,100	158,610
Sterling Bancorp	7,500	107,325
Suffolk Bancorp	2,600	79,378
UCBH Holdings, Inc.	11,300	159,556

		609,413

Commercial Services & Supplies (2.8%)
Deluxe Corp.	3,000	72,960
Heidrick & Struggles International, Inc.	3,700	101,676
PeopleSupport, Inc.	5,700	71,307
Spherion Corp.	9,900	66,132

		312,075

Communications Equipment (2.4%)
Foundry Networks, Inc.*	8,800	121,440
Harmonic, Inc.	13,500	147,420

		268,860

Computers & Peripherals (1.9%)
Hutchinson Technology, Inc.*	6,300	99,351
Intermec, Inc.	5,300	105,576

		204,927

Construction & Engineering (1.0%)
Shaw Group, Inc. (The)	2,000	113,000

Containers & Packaging (0.7%)
AptarGroup, Inc.	1,900	71,668

Distributor (0.9%)
DXP Enterprises, Inc.*	2,570	93,805

Diversified Consumer Services (1.0%)
Sotheby’s	3,600	111,852

Diversified Telecommunication Services (0.9%)
NTELOS Holding Corp.	4,880	103,846

Electric Utility (1.3%)
ITC Holdings Corp.	2,800	147,952

Electrical Equipment (2.6%)
Baldor Electric Co.	3,500	105,980
General Cable Corp.*	2,300	133,423
GrafTech International Ltd.*	3,000	45,150

		284,553

Electronic Equipment & Instruments (1.8%)
Kemet Corp.	18,500	96,385
TTM Technologies, Inc.	10,200	103,734

		200,119

Energy Equipment & Services (2.2%)
Bolt Technology Corp.*	4,200	81,060
Superior Well Services, Inc.	3,880	75,621
T-3 Energy Services, Inc.	1,900	85,481

		242,162

Food & Staples Retailing (1.9%)
BJ’s Wholesale Club, Inc.*	4,500	145,980
Casey’s General Stores, Inc.	2,500	65,000

		210,980

Food Products (1.1%)
Imperial Sugar Co.(a)	3,300	72,534
Lancaster Colony Corp.	1,400	48,804

		121,338

Health Care Equipment & Supplies (2.8%)
Aspect Medical Systems, Inc.	8,000	100,480
Cynosure, Inc.*	3,300	81,939
SonoSite, Inc.*	3,700	128,871

		311,290

Health Care Providers & Services (3.5%)
Air Methods Corp.	3,200	146,816
Animal Health International, Inc.	11,380	136,560
inVentiv Health, Inc.*	3,000	98,670

		382,046

Hotels, Restaurants & Leisure (1.7%)
Bob Evans Farms, Inc.	3,400	101,116
Vail Resorts, Inc.	1,800	85,212

		186,328

Household Durables (2.2%)
Champion Enterprises, Inc.	12,400	121,148
Tupperware Brands Corp.	3,400	125,800

		246,948

Industrial Conglomerate (1.2%)
Carlisle Cos., Inc.	3,800	126,540

Insurance (3.8%)
Amerisafe, Inc.	9,150	125,813
Meadowbrook Insurance Group, Inc.	19,660	180,872
Navigators Group, Inc. (The)	2,000	115,460

		422,145

Internet & Catalog Retail (0.6%)
priceline.com, Inc.	600	65,112

Internet Software & Services (1.1%)
Digital River, Inc.	3,100	116,250

IT Services (2.1%)
CyberSource Corp.*	9,000	150,750
See accompanying notes to statements of investments

Statement of Investments(Continued)
January 31, 2008 (Unaudited)
Nationwide Value Opportunities Fund

	Shares	Value
Common Stocks (continued)
IT Services (continued)
NeuStar, Inc.*	2,700	$80,217

		230,967

Leisure Equipment & Products (0.9%)
JAKKS Pacific, Inc.*	4,400	103,664

Life Sciences Tools & Services (2.5%)
PAREXEL International Corp.	2,800	152,348
Pharmaceutical Product Development, Inc.	2,700	117,072

		269,420

Machinery (1.6%)
Axsys Technologies, Inc.	2,200	83,292
Hardinge, Inc.	5,200	88,660

		171,952

Media (0.9%)
Journal Communications, Inc.	11,900	98,175

Metals & Mining (1.9%)
Horsehead Holding Corp.*	4,970	74,500
Olympic Steel, Inc.	2,100	70,959
Universal Stainless & Alloy Products, Inc.	2,600	64,324

		209,783

Natural Gas Utility (1.2%)(a)
WGL Holdings, Inc.	4,100	132,184

Oil, Gas & Consumable Fuels (4.3%)
Alon U.S.A. Energy, Inc.	4,700	85,540
CVR Energy, Inc.*	4,300	113,950
Swift Energy Co.	3,700	159,655
USEC, Inc.*(a)	14,000	112,980

		472,125

Pharmaceuticals (2.0%)
KV Pharmaceutical Co., Class A	4,100	106,518
Medicis Pharmaceutical Corp., Class A	5,700	115,767

		222,285

Real Estate Investment Trusts (REITs) (6.0%)
BioMed Realty Trust, Inc.	5,800	133,864
Corporate Office Properties Trust	4,400	140,932
First Industrial Realty Trust Inc.(a)	3,800	132,354
Potlatch Corp.	3,900	167,427
RAIT Financial Trust(a)	9,760	90,378

		664,955

Real Estate Management & Development (0.9%)
Meruelo Maddux Properties, Inc.	18,300	96,075

Road & Rail (1.1%)
Old Dominion Freight Line, Inc.	4,300	125,345

Semiconductors & Semiconductor Equipment (3.6%)
Amkor Technology, Inc.	15,200	116,128
Microtune, Inc.	17,900	104,536
ON Semiconductor Corp.*	13,900	90,072
RF Micro Devices, Inc.*	25,200	81,396

		392,132

Software (4.0%)
Aspen Technology, Inc.*	4,600	64,630
Epicor Software Corp.	10,400	114,920
eSpeed, Inc.	6,500	76,050
InterVoice, Inc.	14,200	92,300
MicroStrategy, Inc.	1,300	94,796

		442,696

	Shares or
	Principal
	Amoount	Value
Specialty Retail (2.2%)
Jo-Ann Stores, Inc.	6,900	87,423
JoS. A. Bank Clothiers, Inc.(a)	3,400	92,616
Sonic Automotive, Inc.	3,300	66,165

		246,204

Textiles, Apparel & Luxury Goods (1.9%)
Perry Ellis International, Inc.	5,800	101,790
Warnaco Group, Inc. (The)*	3,100	111,259

		213,049

Trading Companies & Distributors (0.6%)(a)
Watsco, Inc.	1,900	70,072

Water Utility (0.7%)
California Water Service Group	2,200	76,626

Total Common Stocks		10,874,183

Repurchase Agreements (1.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $92,779, collateralized by U.S. Government Agency Mortgages with a market value of $94,627	$92,771	92,771
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $26,127, collateralized by U.S. Government Agency Mortgages with a market value of $26,647	26,125	26,125

Total Repurchase Agreements		118,896

Securities Purchased With Collateral For Securities On Loan (4.8%)
Repurchase Agreement (4.8%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $534,196, collateralized by U.S. Government Agency Mortgages with a market value of $544,834	534,151	534,151

Total Securities Purchased With Collateral For Securities On Loan		534,151

Total Investments
(Cost $12,756,947) (b) — 104.4%		11,527,230

Liabilities in excess of other assets — (4.4)%		(490,708)

NET ASSETS — 100.0%		$11,036,522

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (6.6%)
Automobiles (1.2%)(a)
Ford Credit Floorplan Master Owner Trust, 4.42%, 06/15/11	$1,100,000	$1,077,924

Home Equity Loans (4.9%)
American Home Mortgage Investment Trust, 4.82%, 10/25/34(a)	993,699	1,003,622
Chase Funding Mortgage Loan Asset-Backed Certificates, 6.24%, 01/25/13	960,862	974,692
Opteum Mortgage Acceptance Corp., 5.68%, 12/25/35	1,000,000	1,031,425
Residential Asset Mortgage Products, Inc., 5.91%, 01/25/32	658,968	635,740
Structured Asset Securities Corp., 4.63%, 03/25/34	963,802	947,704

		4,593,183

Recreational Vehicles (0.5%)
SSB RV Trust, 6.30%, 04/15/16	455,479	457,617

Total Asset-Backed Securities		6,128,724

Collateralized Mortgage Obligations (7.5%)
ABN Amro Mortgage Corp., 5.50%, 06/25/33	1,000,000	969,166
Countrywide Alternative Loan Trust, 5.75%, 03/25/37(a)	999,627	937,757
Countrywide Home Loan Mortgage Pass Through Trust, 5.50%, 08/25/35	1,000,000	1,028,148
Fannie Mae REMICS, 5.50%, 05/25/23	2,000,000	2,055,934
MASTR Alternative Loans Trust, 5.50%, 12/25/35	1,000,000	977,132
Residential Funding Securities LLC, 4.50%, 05/25/33	1,000,000	979,059

Total Collateralized Mortgage Obligations		6,947,196

Commercial Mortgage Backed Securities (17.4%)
Banc of America Commercial Mortgage, Inc., 5.84%, 04/10/49(a)	1,000,000	995,174
Commercial Mortgage Pass Through Certificates, 6.61%, 02/16/34(b)	1,000,000	1,043,490
Credit Suisse Mortgage Capital Certificates, 5.69%, 09/15/40(a)	1,000,000	984,442
Enterprise Mortgage Acceptance Co.LLC, 6.63%, 01/15/25(b)	440,635	385,586
Fannie Mae Grantor Trust, 7.30%, 05/25/10	3,000,000	3,276,071
Greenwich Capital Commercial Funding Corp., 5.72%, 12/10/49	1,000,000	986,066
Heller Financial Commercial Mortgage Asset, 6.85%, 05/15/31	1,668,500	1,689,238
JP Morgan Chase Commercial Mortgage Securities Corp., 6.26%, 03/15/33	1,934,084	1,993,586
LB Commercial Conduit Mortgage Trust, 5.92%, 07/15/44(a)	1,000,000	1,004,305
LB-UBS Commercial Mortgage Trust, 5.48%, 11/15/30(a)	1,000,000	1,000,867
Merrill Lynch Mortgage Investors, Inc., 7.56%, 11/15/31	1,721,538	1,776,206
Nomura Asset Securities Corp., 6.69%, 03/15/30	1,000,000	1,053,909

Total Commercial Mortgage Backed Securities		16,188,940

Corporate Bonds (38.9%)
Air Freight & Logistics (1.2%)
FedEx Corp., 7.63%, 01/01/15	1,000,000	1,117,410

Airlines (4.5%)
America West Airlines, Inc., 6.85%, 07/02/09	71,535	72,873
Continental Airlines, Inc., 6.32%, 11/01/08	1,000,000	995,000
Delta Air Lines, Inc., 7.11%, 09/18/11	1,000,000	995,000
Northwest Airlines, Inc., 7.63%, 04/01/10	921,177	909,663
United Air Lines, Inc., 6.93%, 09/01/11(c)	1,000,000	1,181,250

		4,153,786

Automobiles (1.2%)
Daimler Finance North America LLC, 7.30%, 01/15/12	1,000,000	1,094,210

Banks (4.4%)
Bank of America Corp., 8.00%, 12/29/49(a)	1,000,000	1,038,750
HSBC Finance Corp., 6.38%, 10/15/11	1,000,000	1,047,382
Rabobank Capital Funding Trust, 5.25%, 12/29/49(b)	1,000,000	917,101
Regions Financial Corp./Old, 7.00%, 03/01/11	1,000,000	1,078,164

		4,081,397

Chemicals (1.0%)
Chemtura Corp., 6.88%, 06/01/16	1,000,000	910,000

Consumer Goods (1.1%)
General Electric Co, 5.25%, 12/06/17	1,000,000	1,008,804

Electronic Equipment & Instruments (1.4%)
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,280,265

Food Products (1.8%)
PepsiAmericas, Inc., 7.29%, 09/15/26	1,500,000	1,705,540

Health Care Equipment & Supplies (2.2%)
Covidien International Finance SA, 6.55%, 10/15/37(b)	1,000,000	1,019,436
CR Bard, Inc., 6.70%, 12/01/26	1,000,000	1,027,270

		2,046,706

Insurance (3.4%)
Ohio Casualty Corp., 7.30%, 06/15/14	1,000,000	1,102,802
Oil Insurance Ltd, 7.56%, 12/29/49(b)	1,000,000	1,009,930
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,030,349

		3,143,081

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Machinery (0.6%)
Caterpillar, Inc., 9.38%, 08/15/11	$500,000	$586,909

Manufacturing (1.1%)
Digital Equipment Corp., 7.75%, 04/01/23	825,000	998,760

Office Furniture (1.2%)
Herman Miller, Inc., 7.13%, 03/15/11	1,000,000	1,102,299

Oil, Gas & Consumable Fuels (1.1%)
Energy Transfer Partners LP, 5.65%, 08/01/12	1,000,000	1,019,405

Other Financial (6.4%)
Baxter FinCo.BV, 4.75%, 10/15/10	1,000,000	1,023,622
Ford Motor Credit Co. LLC, 7.38%, 02/01/11	500,000	456,663
GMAC LLC, 6.75%, 12/01/14	500,000	412,043
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(b)	1,000,000	1,026,703
OMX Timber Finance Investments I LLC, 5.42%, 01/29/20(b)	1,000,000	1,048,230
SLM Corp., 2.99%, 12/15/08(a)	1,000,000	961,125
Textron Financial Corp., 5.13%, 11/01/10	1,000,000	1,028,324

		5,956,710

Paper & Forest Products (1.0%)(b)
Stora Enso OYJ, 7.25%, 04/15/36	1,000,000	987,782

Pharmaceutical (1.1%)(b)
Amgen, Inc., 5.85%, 06/01/17	1,000,000	1,025,905

Real Estate Investment Trust (REIT) (1.0%)
Highwoods Properties, Inc., 5.85%, 03/15/17	1,000,000	895,066

Service Company (1.2%)
Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,000,000	1,162,214

Steel & Iron (1.0%)
Vale Overseas Ltd, 6.25%, 01/23/17	1,000,000	984,112

Telecommunications (1.0%)
Qwest Corp., 6.88%, 09/15/33	1,000,000	905,000

Total Corporate Bonds		36,165,361

Principal Only Bonds (0.9%)
United States Treasury Strip Principal, 8.75%, 08/15/20	1,500,000	875,550

Total Principal Only Bonds		875,550

U.S. Government Sponsored Mortgage-Backed Obligations (6.3%)
Fannie Mae Pool
Pool # 383661, 6.62%, 06/01/16	1,835,812	2,042,972
Pool # 386905, 5.00%, 04/01/19	946,472	948,236
Freddie Mac Gold Pool, Pool # E01443, 3.50%, 07/01/18	2,970,161	2,872,746
Total U.S. Government Sponsored Mortgage-Backed Obligations		5,863,954

Municipal Bonds (1.4%)
Iowa (1.0%)
Tobacco Settlement Authority of Iowa/IA, 6.50%, 06/01/23	955,000	934,582

Louisiana (0.4%)
Tobacco Settlement Financing Corp./LA, 6.36%, 05/15/25	402,845	391,658

Total Municipal Bonds		1,326,240

Sovereign Agency (0.5%)
Israel Government AID Bond, 5.10%, 05/15/24	1,000,000	461,062

Total Sovereign Agency		461,062

U.S. Government Sponsored & Agency Obligations (11.2%)
U.S. Treasury Notes
4.63%, 07/31/12(d)	6,300,000	6,796,616
3.88%, 10/31/12(d)	1,500,000	1,571,367
3.38%, 11/30/12(d)	1,000,000	1,025,000
4.25%, 11/15/17	1,000,000	1,050,156

Total U.S. Government Sponsored & Agency Obligations		10,443,139

Commercial Paper (8.7%)(e)
Consumer Finance (8.7%)
ING U.S. Funding, 2.95%, 02/01/08	2,000,000	1,999,836
Rabobank USA Financial Corp., 3.00%, 02/01/08	3,000,000	2,999,750
UBS Finance Delaware LLC, 3.02%, 02/01/08	3,049,000	3,048,744

Total Commercial Paper		8,048,330

Securities Purchased With Collateral For Securities On Loan (1.3%)
Repurchase Agreement (1.3%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,156,667, collateralized by U.S. Government Agency Mortgages with a market value of $1,179,702	1,156,571	1,156,571

Total Securities Purchased With Collateral For Securities On Loan		1,156,571

Total Investments
(Cost $91,221,472) (f) — 100.7%		93,605,067

Liabilities in excess of other assets — (0.7)%		(664,208)

NET ASSETS — 100.0%		$92,940,859

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Fund

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(c)	Security in default.

(d)	All or a part of the security was on loan as of January 31, 2008.

(e)	The rate reflected in the Statement of Investments is the effective yield as of January 31, 2008.

(f)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Government Bond Fund

	Principal
	Amount	Value
Commercial Mortgage Backed Security (1.4%)
Fannie Mae-Aces, Series 1998-M4, Class D, 6.27%, 02/25/35	$1,848,270	$1,884,632

Collateralized Mortgage Obligations (17.9%)
Fannie Mae REMICS
Series 2002-55, Class QD, 5.50%, 04/25/16	1,674,141	1,690,146
Series 1988-25, Class B, 9.25%, 10/25/18	12,055	13,440
Series 1990-7, Class B, 8.50%, 01/25/20	35,356	38,870
Series 1993-16, Class Z, 7.50%, 02/25/23	147,446	161,916
Series 1193-226, Class PK, 6.00%, 12/25/23	1,000,000	1,056,469
Series 2004-68, Class DY, 5.50%, 09/25/24	2,391,304	2,446,774
Series 2003-66, Class AP, 3.50%, 11/25/32	2,702,798	2,599,003
Freddie Mac REMICS
Series 2541, Class VL, 5.50%, 11/15/20	7,000,000	7,209,753
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	3,958,013
Pool #1684, 6.50%, 03/15/24	2,000,000	2,126,438
Series 2644, Class AY, 5.00%, 10/15/28	3,080,000	3,129,125
Series 2296, Class H, 6.50%, 03/15/31	192,059	199,192

Total Collateralized Mortgage Obligations		24,629,139

U.S. Government Mortgage Backed Agencies (38.2%)
Fannie Mae Pool
Pool #873942, 5.87%, 09/01/11	3,990,717	4,128,069
Pool #381570, 6.30%, 04/01/14	974,693	1,059,070
Pool #381190, 7.90%, 08/01/15	1,516,330	1,755,239
Pool #383142, 7.11%, 10/01/15	2,212,534	2,371,734
Pool #380082, 6.35%, 03/01/16	3,846,314	4,130,136
Pool #381995, 7.40%, 10/01/17	1,021,841	1,163,541
Pool #385012, 6.84%, 04/01/20	4,325,078	4,848,035
Pool #874740, 6.32%, 07/01/22	1,781,102	1,977,758
Pool #874982, 6.81%, 11/01/25	1,747,502	1,962,663
Pool #385258, 6.65%, 07/01/27	1,349,610	1,490,321
Pool #386375, 4.79%, 08/01/28	1,818,134	1,814,577
Pool #386113, 5.35%, 05/01/33	5,161,689	5,220,714
Pool #387114, 5.62%, 09/01/34	1,198,270	1,223,219
Pool #773298, 4.87%, 04/01/35(a)	6,384,515	6,527,893
Pool #813605, 5.49%, 07/01/36(a)	5,813,863	6,043,553
Pool #745769, 5.55%, 07/01/36	6,785,627	6,842,381

Total U.S. Government Mortgage Backed Agencies		52,558,903

U.S. Government Sponsored & Agency Obligations (29.2%)
Federal Farm Credit Bank, 4.70%, 08/10/15	2,480,000	2,601,691
Federal Home Loan Bank System
5.99%, 04/15/13	1,500,000	1,678,249
5.25%, 06/12/37	4,500,000	4,794,669
Federal National Mortgage Association
5.08%, 05/14/10	$10,000,000	$10,287,850
8.20%, 03/10/16	5,000,000	6,421,395
5.00%, 03/15/16(b)	10,000,000	10,650,060
4.50%, 12/18/17	3,748,000	3,723,151

Total U.S. Government Sponsored & Agency Obligations		40,157,065

Repurchase Agreements (13.0%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $13,905,252, collateralized by U.S. Government Agency Mortgages with a market value of $14,182,243	13,904,160	13,904,160
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $3,915,785, collateralized by U.S. Government Agency Mortgages with a market value of $3,993,787	3,915,477	3,915,477

Total Repurchase Agreements		17,819,637

Securities Purchased With Collateral For Securities On Loan (0.0%)
Repurchase Agreement (0.0%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $11,056,588, collateralized by U.S. Government Agency Mortgages with a market value of $11,276,780	0	0

Total Securities Purchased With Collateral For Securities On Loan		0

Total Investments
(Cost $132,516,450) (c) — 99.7%		137,049,376
Other assets in excess of liabilities — 0.3%		456,957

NET ASSETS — 100.0%		$137,506,333

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.

(b)	All or a part of the security was on loan as of January 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (52.6%)
Auto Loans (20.3%)
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A3, 4.47%, 05/06/10	$693,113	$694,852
Banc of America Securities Auto Trust, Series 2006-G1, Class A3, 5.18%, 06/18/10	2,275,000	2,303,130
Capital Auto Receivables Asset Trust
Series 2004-2, Class A4, 3.75%, 07/15/09	2,500,000	2,503,309
Series 2006-2, Class A3A, 4.98%, 05/15/11	2,500,000	2,534,912
Capital One Auto Finance Trust
Series 2005-D, Class A3, 4.81%, 03/15/10	518,030	518,714
Series 2006-C, Class A3A, 5.07%, 07/15/11	2,127,618	2,100,482
Daimler Chrysler Auto Trust
Series 2005-B, Class A3, 4.04%, 09/08/09	683,743	684,560
Series 2006-D, Class A3, 4.98%, 02/08/11	2,000,000	2,030,388
Series 2007-A, Class A2A, 5.01%, 03/08/11	1,000,000	1,014,093
Ford Credit Auto Owner Trust, Series 2007-B, Class A2A, 5.26%, 06/15/10	1,500,000	1,522,637
Honda Auto Receivables Owner Trust
Series 2007-2, Class A2, 5.41%, 11/23/09	2,000,000	2,017,628
Series 2005-3, Class A4, 4.03%, 12/20/10	2,000,000	2,006,550
Household Automotive Trust, Series 2005-3, Class A3, 4.80%, 10/18/10	1,705,615	1,711,252
USAA Auto Owner Trust, 4.27%, 10/15/10	2,000,000	2,012,580
Volkswagen Auto Loan Enhanced Trust, Series 2005-1, Class A4, 4.86%, 04/20/12	1,500,000	1,521,956
Wachovia Auto Owner Trust, Series 2006-A, Class A3, 5.35%, 02/22/11	1,501,654	1,517,575
WFS Financial Owner Trust, Series 2005-2, Class A4, 4.39%, 11/19/12	2,224,999	2,234,266
World Omni Auto Receivables Trust, Series 2007-B, Class A2A, 5.46%, 02/16/10	1,500,000	1,515,820

		30,444,704

Credit Card Loans (13.4%)
Bank One Issuance Trust
Series 2003-A7, Class A7, 3.35%, 03/15/11	2,241,000	2,238,873
Class 2004-A1, Class A1, 3.45%, 10/17/11	2,500,000	2,501,800
Capital One Master Trust, Series 1998-1, Class A, 6.31%, 06/15/11	2,500,000	2,514,928
Capital One Multi-Asset Execution Trust, Series 2003-A4, Class A4, 3.65%, 07/15/11	2,299,999	2,304,326
Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	2,000,000	2,031,962
Citibank Credit Card Master Trust I, Series 1999-2, Class A, 5.88%, 03/10/11	2,500,000	2,570,402
MBNA Credit Card Master Note Trust
Series 2003-A6, Class A6, 2.75%, 10/15/10	2,000,000	1,995,905
Series 2005-A7, Class A7, 4.30%, 02/15/11	2,000,000	2,005,903
4.90%, 07/15/11	2,000,000	2,034,083

		20,198,182

Electric Utilities (9.9%)
CenterPoint Energy Transition Bond Co. LLC, Series 2001-1, Class A3, 5.16%, 09/15/11	2,480,186	2,522,833
FPL Recovery Funding LLC, 5.05%, 02/01/13	2,300,000	2,347,702
Oncor Electric Delivery Transition Bond Co., 4.03%, 02/15/12	2,030,494	2,044,714
Peco Energy Transition Trust, Series 1999-A, Class A7, 6.13%, 03/01/09	2,012,317	2,031,597
PG&E Energy Recovery Funding LLC, 3.87%, 06/25/11	1,277,053	1,282,380
PP&L Transition Bond Co. LLC, Series 1999-1, Class A8, 7.15%, 06/25/09	1,679,346	1,713,026
Public Service New Hampshire Funding LLC, Series 2001-1 Class A2, 5.73%, 11/01/10	1,018,751	1,027,570
TXU Electric Delivery Transition Bond Co. LLC, Series 2004-1, Class A1, 3.52%, 11/15/11	1,884,744	1,898,955

		14,868,777

Equipment Loans (6.6%)
Caterpillar Financial Asset Trust, Series 2007-A, Class A2A, 5.40%, 04/26/10	1,500,000	1,520,037
CIT Equipment Collateral
Series 2006-VT1, Class A3, 5.13%, 02/20/09	1,487,854	1,495,328
5.16%, 03/20/09	2,000,000	2,037,605
GE Equipment Midticket LLC, 4.58%, 05/14/10	2,500,000	2,524,609
John Deere Owner Trust, Series 2005-A, Class A3, 3.98%, 06/15/09	263,341	263,613
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A3, 4.34%, 06/15/11(a)	2,116,282	2,125,244

		9,966,436

Home Equity Loans (2.4%)
Chase Funding Mortgage Loan Asset-Backed Certificates
Series 2003-6, Class 1A3, 3.34%, 05/25/26	402,906	400,848
Series 2003-3, Class 1A4, 3.30%, 11/25/29	481,247	477,468
Citicorp Residential Mortgage Securities, Inc., Series 2006-A1, Class A3-A4, 5.96%, 07/25/36	863,019	867,224
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	888,543	884,843
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Home Equity Loans (continued)
FHLMC Structured Pass Through Securities, Series T-50, Class A7, 5.05%, 10/27/31(b)	$897,000	$896,076
Residential Funding Mortgage Securities II, Inc., Series 2004-HS1, Class AI3, 2.68%, 01/25/19	97,318	96,555

		3,623,014

Total Asset-Backed Securities		79,101,113

Commercial Mortgage Backed Securities (12.1%)
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	263,638	269,985
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	275,811	279,391
Series 2004-T14, Class A2, 4.17%, 01/12/41(b)	2,387,467	2,374,806
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	1,614,287	1,602,000
Commercial Mortgage Pass Through Certificates, Series 1999-1, Class A2, 6.46%, 05/15/32	1,670,751	1,676,947
CS First Boston Mortgage Securities Corp., Series 2003-C4, Class A2, 3.91%, 08/15/36	2,449,228	2,435,367
Ge Capital Commercial Mortgage Corp., Series 2003-C1, Class A1, 3.09%, 01/10/38	396,109	395,434
GMAC Commercial Mortgage Securities, Inc., 4.22%, 04/01/40	2,200,000	2,187,662
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	2,422,099	2,413,865
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNCI, Class A1, 2.80%, 06/12/41	1,061,753	1,051,233
LB-UBS Commercial Mortgage Trust
Series 2000-C5, Class A1, 6.41%, 12/15/19	2,970	2,969
Series 2001-C7, Class A2, 5.53%, 12/15/25	628,732	630,264
Series 2002-C1, Class A2, 5.97%, 03/15/26	852,680	855,802
Series 2002-C2, Class A2, 4.90%, 06/15/26	902,879	903,320
Morgan Stanley Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	195,875	195,129
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	944,514	947,527
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A1, 4.43%, 03/15/42	22,548	22,502

Total Commercial Mortgage Backed Securities		18,244,203

Corporate Bonds (20.9%)
Computers & Peripherals (1.7%)
Hewlett-Packard Co., 3.63%, 03/15/08	2,500,000	2,500,980

		2,500,980

Consumer Finance (4.5%)
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,523,128
JPMorgan Chase & Co., 4.00%, 02/01/08	1,800,000	1,800,000
US Bank NA, 6.30%, 07/15/08	2,500,000	2,527,322

		6,850,450

Diversified Financial Services (13.0%)
Associates Corp. of North America, 6.25%, 11/01/08	2,000,000	2,037,152
Bear Stearns Cos, Inc. (The), 2.88%, 07/02/08	2,500,000	2,477,323
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,503,817
Genworth Financial, Inc., 5.23%, 05/16/09	3,000,000	3,033,294
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,483,048
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,500,302
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,491,632
Wells Fargo & Co., 3.50%, 04/04/08	2,000,000	1,999,476

		19,526,044

Manufacturing (1.7%)(a)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,554,468

		2,554,468

Total Corporate Bonds		31,431,942

Collateralized Mortgage Obligations (6.3%)
Fannie Mae REMICS
Series 2004-34, Class PL, 3.50%, 05/25/14	669,199	667,912
Series 2003-57, Class NB, 3.00%, 06/25/18	431,451	418,420
Series 2003-75, Class NB, 3.25%, 08/25/18	346,414	341,703
Series: 2003-14, Class AN, 3.50%, 03/25/33	315,788	307,516
Freddie Mac REMICS
Series 2611, Class KC, 3.50%, 01/15/17	472,547	469,605
Series 2664, Class GA, 4.50%, 01/15/18	510,324	516,370
Series 2613, Class PA, 3.25%, 05/15/18	546,356	529,466
Series 2630, Class JA, 3.00%, 06/15/18	479,358	473,555
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations (continued)
Series 2928, Class NA, 5.00%, 11/15/19	$589,479	$590,560
Series 2682, Class XK, 3.00%, 01/15/21	107,746	107,620
Series 2726, Class AC, 3.75%, 09/15/22	5,855	5,848
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,791,069	2,757,181
Series 2004-103, Class A, 3.88%, 12/16/19	1,956,504	1,959,913
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	425,673	418,858

Total Collateralized Mortgage Obligations		9,564,527

U.S. Government Sponsored & Agency Obligations (3.2%)
Federal Home Loan Bank System, 5.13%, 07/30/08	2,500,000	2,528,453
U.S. Treasury Notes, 4.63%, 09/30/08	2,241,000	2,276,365

Total U.S. Government Sponsored & Agency Obligations		4,804,818

U.S. Government Sponsored Mortgage-Backed Obligations (0.8%) Mortgage-Backed (0.8%)
Fannie Mae Pool
Pool #190255, 6.50%, 02/01/09	12,789	12,910
Pool #254256, 5.50%, 04/01/09	18,741	19,071
Pool # 253845, 6.00%, 06/01/16	96,445	99,888
Pool #254089, 6.00%, 12/01/16	149,673	155,017
Pool #545415, 6.00%, 01/01/17	131,168	135,851
Pool #254195, 5.50%, 02/01/17	313,195	321,781
Pool #625178, 5.50%, 02/01/17	283,729	291,508
Freddie Mac Gold Pool
Pool #E00678, 6.50%, 06/01/14	59,310	61,836
Pool #E00991, 6.00%, 07/01/16	77,276	79,919

Total U.S. Government Sponsored Mortgage-Backed Obligations		1,177,781

Repurchase Agreements (3.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $4,236,666, collateralized by U.S. Government Agency Mortgages with a market value of $4,321,060	4,236,333	4,236,333
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,193,065, collateralized by U.S. Government Agency Mortgages with a market value of $1,216,831	1,192,971	1,192,971

Total Repurchase Agreements		5,429,304

Total Investments
(Cost $148,555,548) (c) — 99.5%		149,753,688
Other assets in excess of liabilities — 0.5%		744,641

NET ASSETS — 100.0%		$150,498,329

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Asset-Backed Securities (continued)
Home Equity Loans (Continued)
Countrywide Asset-Backed Certificates, Series 2005-7, Class AF2, 4.37%, 11/25/35	$888,543	$884,843
Residential Funding Mortgage Securities I, Series 2004-HS1, Class AI3, 2.68%, 01/25/19	97,318	96,555

		3,623,014

Total Asset-Backed Securities		79,101,113

Commercial Mortgage Backed Securities (12.1%)
Asset Securitization Corp., Series 1996-D3, Class A1C, 7.40%, 10/13/26	263,638	269,985
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	275,811	279,391
Series 2004-T14, Class A2, 4.17%, 01/12/41(b)	2,387,467	2,374,806
Citigroup Commercial Mortgage Trust, Series 2004-C2, Class A1, 3.79%, 10/15/41	1,614,287	1,602,000
Commercial Mortgage Pass-Through Certification, Series 1999-1, Class A2, 6.46%, 05/15/32	1,670,751	1,676,947
CS First Boston Mortgage Securities Corp., Series 2003-C4, Class A2, 3.91%, 08/15/36	2,449,228	2,435,367
GE Capital Commercial Mortgage Corp., Series 2003-C1, Class A1, 3.09%, 01/10/38	396,109	395,434
GMAC Commercial Mortgage Securities, Inc., 4.22%, 04/01/40	2,200,000	2,187,662
Greenwich Capital Commercial Funding Corp., Series 04-GG1, Class A3, 4.34%, 06/10/36	2,422,099	2,413,865
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-PNCI, Class A1, 2.80%, 06/12/41	1,061,753	1,051,233
LB-UBS Commercial Mortgage Trust
Series 2000-C5, Class A1, 6.41%, 12/15/19	2,970	2,969
Series 2001-C7, Class A2, 5.53%, 12/15/25	628,732	630,264
Series 2002-C1, Class A2, 5.97%, 03/15/26	852,680	855,802
Series 2002-C2, Class A2, 4.90%, 06/15/26	902,879	903,320
Morgan Stanley Dean Witter Capital I, Series 2003-T11, Class A1, 3.26%, 06/13/41	195,875	195,129
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	944,514	947,527
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A1, 4.43%, 03/15/42	22,548	22,502

Total Commercial Mortgage Backed Securities		18,244,203

Corporate Bonds (20.9%) Computers & Peripherals (1.7%)
Hewlett Packard Co., 3.63%, 03/15/08	2,500,000	2,500,980

		2,500,980

Consumer Finance (4.5%)
HSBC Finance Corp., 6.40%, 06/17/08	2,500,000	2,523,128
JP Morgan Chase, 4.00%, 02/01/08	1,800,000	1,800,000
U.S. Bank NA, 6.30%, 07/15/08	2,500,000	2,527,322

		6,850,450

Diversified Financial Services (13.0%)
Associates Corp. of North America, 6.25%, 11/01/08	2,000,000	2,037,152
Bear Stearns Co., Inc., 2.88%, 07/02/08	2,500,000	2,477,323
General Electric Capital Corp., 3.60%, 10/15/08	2,500,000	2,503,817
Genworth Financial, Inc., 5.23%, 05/16/09	3,000,000	3,033,294
Lehman Brothers Holdings, Inc., 3.50%, 08/07/08	2,500,000	2,483,048
Morgan Stanley, 3.88%, 01/15/09	2,500,000	2,500,302
Wachovia Corp., 3.50%, 08/15/08	2,500,000	2,491,632
Wells Fargo & Co., 3.50%, 04/04/08	2,000,000	1,999,476

		19,526,044

Manufacturing (1.7%)(a)
Pepsi Bottling Holdings, Inc., 5.63%, 02/17/09	2,500,000	2,554,468

		2,554,468

Total Corporate Bonds		31,431,942

Collateralized Mortgage Obligations (6.3%)
Federal Home Loan Mortgage Corp.
Series 2611, Class KC, 3.50%, 01/15/17	472,547	469,605
Series 2664, Class GA, 4.50%, 01/15/18	510,324	516,370
Series 2613, Class PA, 3.25%, 05/15/18	546,356	529,466
Series 2630, Class JA, 3.00%, 06/15/18	479,358	473,555
Series 2928, Class NA, 5.00%, 11/15/19	589,479	590,560
Series 2682, Class XK, 3.00%, 01/15/21	107,746	107,620
Series 2726, Class AC, 3.75%, 09/15/22	5,855	5,848
Federal National Mortgage Association
Series 2004-34, Class PL, 3.50%, 05/25/14	669,199	667,912
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Enhanced Income Fund

	Principal
	Amount	Value
Collateralized Mortgage Obligations (continued)
Series 2003-57, Class NB, 3.00%, 06/25/18	$431,451	$418,420
Series 2003-75, Class NB, 3.25%, 08/25/18	346,414	341,703
Series: 2003-14, Class AN, 3.50%, 03/25/33	315,788	307,516
Government National Mortgage Association
Series 2003-49, Class A, 2.21%, 10/16/17	2,791,069	2,757,181
Series 2004-103, Class A, 3.88%, 12/16/19	1,956,504	1,959,913
Residential Funding Mortgage Securities I, Series 2003-S11, Class A1, 2.50%, 06/25/18	425,673	418,858

Total Collateralized Mortgage Obligations		9,564,527

U.S. Government Sponsored & Agency Obligations (3.2%)
Federal Home Loan Bank Corp., 5.13%, 07/30/08	2,500,000	2,528,453
U.S. Treasury Notes, 4.63%, 09/30/08	2,241,000	2,276,365

Total U.S. Government Sponsored & Agency Obligations		4,804,818

U.S. Government Sponsored Mortgage-Backed Obligations (0.8%)
Mortgage-Backed (0.8%)
Federal Home Loan Mortgage Corp.
Pool #E00678, 6.50%, 06/01/14	59,310	61,836
Pool #E00991, 6.00%, 07/01/16	77,276	79,919
Federal National Mortgage Association
Pool #190255, 6.50%, 02/01/09	12,789	12,910
Pool #254256, 5.50%, 04/01/09	18,741	19,071
Pool # 253845, 6.00%, 06/01/16	96,445	99,888
Pool #254089, 6.00%, 12/01/16	149,673	155,017
Pool #545415, 6.00%, 01/01/17	131,168	135,851
Pool #254195, 5.50%, 02/01/17	313,195	321,781
Pool #625178, 5.50%, 02/01/17	283,729	291,508

Total U.S. Government Sponsored Mortgage-Backed Obligations		1,177,781

Repurchase Agreements (3.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $4,236,666, collateralized by U.S. Government Agency Mortgages with a market value of $4,321,060	4,236,333	4,236,333
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,193,065, collateralized by U.S. Government Agency Mortgages with a market value of $1,216,831	1,192,971	1,192,971

Total Repurchase Agreements		5,429,304

Total Investments
(Cost $148,555,548) (c) — 99.5%		149,753,688

Other assets in excess of liabilities — 0.5%		744,641

NET ASSETS — 100.0%		$150,498,329

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal
	Amount	Value
Asset-Backed Securities (18.5%)
Agency Wrap (1.4%)
FHLMC Structured Pass Through Securities, Series T-50, Class A6, 3.61%, 09/27/12	$1,079,475	$1,077,034

Auto Loans (7.3%)
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	1,500,000	1,513,897
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	999,759
Honda Auto Receivables Owner Trust, Series 2006-3, Class A4, 5.11%, 04/15/12	1,140,000	1,168,799
Nissan Auto Receivables Owner Trust, Series 2008 - A, Class A4, 4.28%, 06/16/14	700,000	699,384
USAA Auto Owner Trust, Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	1,007,860

		5,389,699

Credit Card Loans (1.4%)
Chase Issuance Trust, Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,023,597

Equipment Loans (1.4%)(a)
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A4, 4.47%, 06/15/13	1,000,000	1,013,011

Home Equity Loans (5.6%)
Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33	2,540,977	2,471,033
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32	1,722,590	1,685,928

		4,156,961

Multi-Utility (1.4%)
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	1,000,000	1,034,850

Total Asset-Backed Securities		13,695,152

Collateralized Mortgage Obligations (19.9%)
Fannie Mae REMICS
Series 2004-79, Class VE, 4.50%, 08/25/10	1,164,350	1,175,313
Series 2004-9, Class YJ, 4.00%, 10/25/13	2,739,988	2,739,309
Series 2004-80, Class LG, 4.00%, 10/25/16	3,002,568	3,004,033
Freddie Mac REMICS
Series 2870, Class BC, 4.50%, 07/15/14	2,536,714	2,553,170
Series 2676, Class CV, 4.00%, 05/15/16	1,251,167	1,249,221
Series 2626, Class UN, 4.00%, 08/15/29	1,288,830	1,292,999
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	1,400,703	1,377,409
Series 2004-22, Class BK, 3.47%, 04/20/34	1,337,186	1,332,739

Total Collateralized Mortgage Obligations		14,724,193

Commercial Mortgage Backed Securities (14.1%)
Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	1,179,054	1,183,140
Series 2001-TOP2, Class A1, 6.08%, 02/15/35	717,724	727,040
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1, 4.98%, 12/11/49	919,505	915,999
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A1, 7.33%, 04/15/62	4,662	4,662
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2, 5.51%, 04/10/38	1,000,000	1,008,268
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	2,000,000	1,995,815
Series 2007-C1, Class A1, 5.39%, 02/15/40	859,078	865,321
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1, 4.71%, 07/12/46	1,263,273	1,255,269
Morgan Stanley Capital I, Series 1998-WFS, Class A2, 6.54%, 07/15/30	223,607	223,181
Nomura Asset Securities Corp., Series 1998-D6, Class A1B, 6.59%, 03/15/30	865,353	868,113
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A2, 4.78%, 03/15/42	1,380,000	1,376,084

Total Commercial Mortgage Backed Securities		10,422,892

Corporate Bonds (6.9%)
Bank (1.4%)
Wells Fargo & Co., 3.98%, 10/29/10	1,000,000	1,002,720

Consumer Finance (0.7%)(b)
TIAA Global Markets, Inc., 4.88%, 01/12/11	500,000	520,820

Diversified Financial Services (2.7%)
Genworth Financial, Inc., 5.23%, 05/16/09	1,000,000	1,011,100
Merrill Lynch & Co., Inc., 4.25%, 02/08/10	1,000,000	991,690

		2,002,790

Other Financial (2.1%)
HSBC Finance Corp., 5.88%, 02/01/09	1,500,000	1,529,250

Total Corporate Bonds		5,055,580

See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (29.9%)
United States Treasury Note/Bond
4.75%, 02/15/10	$12,000,000	$12,616,920
4.50%, 05/15/10	9,000,000	9,469,710

Total U.S. Government Sponsored & Agency Obligations		22,086,630

Repurchase Agreements (11.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $6,735,604, collateralized by U.S. Government Agency Mortgages with a market value of $6,869,776	6,735,074	6,735,074
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,896,778, collateralized by U.S. Government Agency Mortgages with a market value of $1,934,561	1,896,629	1,896,629

Total Repurchase Agreements		8,631,703

Total Investments
(Cost $73,738,603) (c) — 101.0%		74,616,150
Liabilities in excess of other assets — (1.0)%		(744,633)

NET ASSETS — 100.0%		$73,871,517

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

FHLMC	Federal Home Loan Mortgage Corporation
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Short Duration Bond Fund

	Principal
	Amount	Value
U.S. Government Sponsored & Agency Obligations (29.9%)
U.S. Treasury Notes
4.75%, 02/15/10	$12,000,000	$12,616,920
4.50%, 05/15/10	9,000,000	9,469,710

Total U.S. Government Sponsored & Agency Obligations		22,086,630

Repurchase Agreements (11.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $6,735,604, collateralized by U.S. Government Agency Mortgages with a market value of $6,869,776	6,735,074	6,735,074
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,896,778, collateralized by U.S. Government Agency Mortgages with a market value of $1,934,561	1,896,629	1,896,629

Total Repurchase Agreements		8,631,703

Total Investments
(Cost $73,738,603) (c) — 101.0%		74,616,150

Liabilities in excess of other assets — (1.0)%		(744,633)

NET ASSETS — 100.0%		$73,871,517

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal
	Amount	Value
Municipal Bonds (99.6%)
Alabama (6.5%)
Alabama 21st Century Authority Revenue Bonds
5.75%, 12/01/15	$1,500,000	$1,576,095
5.50%, 12/01/21	4,000,000	4,107,240
Auburn University Revenue Bonds, Series A, 5.50%, 06/01/18	1,685,000	1,825,512
City of Birmingham, AL Revenue Warrants, Series A, 4.75%, 01/01/29	1,750,000	1,736,175

		9,245,022

Arizona (1.4%)
Mesa Industrial Development Authority Revenue Bonds (Discovery Health System), Series A, 5.63%, 01/01/29	1,800,000	1,928,844

California (2.2%)
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	2,033,120
State of California General Obligation Unlimited Bonds, Refunded, 5.00%, 03/01/21	1,000,000	1,051,460

		3,084,580

District of Columbia (1.3%)
District of Columbia General Obligation Unlimited Bonds, Unrefunded Balance, Series A, 5.50%, 06/01/29	1,775,000	1,819,446

Florida (3.2%)
Florida State Board of Education General Obligation Unlimited Bonds, Refunded (Public Education), Series D, 5.75%, 06/01/22	1,050,000	1,135,649
Tampa Bay Water Florida Utility System Revenue Bonds, Refunded, 5.50%, 10/01/18	3,000,000	3,466,080

		4,601,729

Georgia (4.9%)
City of Atlanta, GA Revenue Bonds, Refunded, Series A, 5.50%, 01/01/26	1,000,000	1,070,240
Georgia Local Government Certificate Of Participation (Grantor Trust), Series A, 4.75%, 06/01/28	991,000	998,670
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series V, 6.60%, 01/01/18	465,000	571,304
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series 2005 V, 6.60%, 01/01/18	55,000	64,937
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded Balance, Series 2005 V, 6.60%, 01/01/18	2,230,000	2,674,996
Private Colleges & Universities Authority Revenue Bonds, Refunded (Mercer University Project), Series A, 5.25%, 10/01/25	1,500,000	1,491,360

		6,871,507

Illinois (12.4%)
City of Chicago, IL General Obligation Limited Bonds, Series A, 5.38%, 01/01/24	935,000	965,724
Illinois Finance Authority Revenue Bonds, (Adventist Health System/Sunbelt Obligation)
5.50%, 11/15/20	1,750,000	1,866,603
5.65%, 11/15/24	3,000,000	3,207,690
Illinois State Toll Highway Authority Revenue Bonds, Sr. Priority, Series A-2, 5.00%, 01/01/27	2,000,000	2,096,360
Metropolitan Pier & Exposition Authority Revenue Bonds (McCormick Place Expansion Project), 5.50%, 12/15/24	3,500,000	3,698,065
State of Illinois General Obligation Unlimited Bonds, First Series, 5.25%, 05/01/23	3,425,000	3,579,056
State of Illinois General Obligation Unlimited Bonds, Refunded, 5.00%, 01/01/21	2,000,000	2,219,220

		17,632,718

Indiana (5.6%)
Ball State University Revenue Bonds, Student Fee, Series J, 6.20%, 07/01/20	1,000,000	1,100,700
Indiana Toll Road Commission Revenue Bonds, 9.00%, 01/01/15	5,335,000	6,803,832

		7,904,532

Kansas (1.1%)
City of Wichita, KS Revenue Bonds, Refunded (Facilities Improvement), Series XI, 6.75%, 11/15/19	1,500,000	1,594,905

Louisiana (1.2%)
Tobacco Settlement Financing Corp. Revenue Bonds, Asset-Backed, Series 2001B, 5.88%, 05/15/39	1,750,000	1,709,663

Massachusetts (4.6%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series C, 5.50%, 11/01/15	1,500,000	1,741,455
Commonwealth of Massachusetts General Obligation Limited Bonds, Consumer Loan, Series D, 5.50%, 08/01/19	1,000,000	1,172,340
Commonwealth of Massachusetts General Obligation Limited Bonds, Prerefunded-Consumer Loan, Series B, 5.25%, 03/01/21	95,000	104,550
Commonwealth of Massachusetts General Obligation Unlimited Bonds, Refunded, Series D 5.50%, 10/01/16	1,000,000	1,166,060
5.50%, 10/01/18	2,000,000	2,347,280
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Massachusetts (continued)

		6,531,685

Michigan (5.4%)
Michigan State Hospital Finance Authority Revenue Bonds (Ascension Health Credit), Series A, 5.75%, 11/15/18	$2,000,000	$2,143,740
Michigan State Hospital Finance Authority Revenue Bonds, (Henry Ford Health Systems), Series A, 6.00%, 11/15/24	1,500,000	1,612,935
State of Michigan General Obligation Unlimited Bonds (Environmental Protection Program), 6.25%, 11/01/12	3,500,000	3,870,510

		7,627,185

Minnesota (1.1%)
St Louis Park Independent School District No 283 General Obligation Unlimited Bonds, 5.75%, 02/01/18	1,500,000	1,553,895

Missouri (1.4%)
County of Jackson, MO Revenue Bonds, Series A, 5.50%, 12/01/12	1,415,000	1,580,060
Missouri State Environmental Improvement & Energy Resources Authority Revenue Bonds, Unrefunded Balance, Series A, 6.55%, 07/01/14	365,000	366,164

		1,946,224

New Jersey (1.7%)
New Jersey State Turnpike Authority Revenue Bonds, Prerefunded, Series 2005-C, 6.50%, 01/01/16,	55,000	65,190
New Jersey State Turnpike Authority Revenue Bonds, Unrefunded, Series 1991-C, 6.50%, 01/01/16,	155,000	181,159
New Jersey State Turnpike Authority Revenue Bonds, Series C, 6.50%, 01/01/16	790,000	936,427
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,172,130

		2,354,906

New York (6.6%)
New York City Transitional Finance Authority Revenue Bonds, Prerefunded-Future Tax, Series B, 5.75%, 11/15/19	795,000	865,270
New York City Transitional Finance Authority Revenue Bonds, Series S-2, 4.50%, 01/15/31	3,000,000	2,895,810
New York City Transitional Finance Authority Revenue Bonds, Unrefunded-Future Tax, Series B, 5.75%, 11/15/19	205,000	223,120
New York Liberty Development Corp. Revenue Bonds (Goldman Sachs Headquarters), 5.25%, 10/01/35	4,000,000	4,167,120
New York Local Government Assistance Corp. Revenue Bonds, Refunded, Series E, 6.00%, 04/01/14	1,000,000	1,132,770

		9,284,090

North Carolina (2.7%)
North Carolina Housing Finance Agency Revenue Bonds, (Single Family), Series AA, 6.25%, 03/01/17	515,000	515,669
North Carolina Medical Care Commission Revenue Bonds, (Firsthealth of the Carolinas), 4.75%, 10/01/26	2,000,000	2,001,860
North Carolina Medical Care Commission Revenue Bonds, Unrefunded (Gaston Health Care), 5.00%, 02/15/29	1,230,000	1,243,321

		3,760,850

Ohio (1.9%)
County of Montgomery, OH Revenue Bonds, (Kettering Medical Center), 6.75%, 04/01/18	2,500,000	2,751,875

Pennsylvania (5.5%)
Pennsylvania Turnpike Commission Revenue Bonds, Refunded, Series A, 5.25%, 07/15/29	4,100,000	4,580,479
Philadelphia School District General Obligation Unlimited Bonds, Refunded, Series A, 5.00%, 06/01/27	3,000,000	3,172,110

		7,752,589

Puerto Rico (2.1%)
Puerto Rico Electric Power Authority Revenue Bonds, Series TT, 5.00%, 07/01/32	3,000,000	2,978,940

South Carolina (3.0%)
City of Greenville, SC Revenue Bonds, 5.25%, 02/01/16	1,685,000	1,821,249
Greenwood Fifty Schools Facilities, Inc Revenue Bonds, Refunded (Greenwood, SC School District), 5.00%, 12/01/20	2,305,000	2,488,640

		4,309,889

Tennessee (6.7%)
Shelby County Health Educational & Housing Facilities Board Revenue Bonds, (St. Jude Children’s Research)
6.00%, 07/01/14	1,000,000	1,072,260
5.38%, 07/01/24	4,200,000	4,467,372
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Tax-Free Income Fund

	Principal
	Amount	Value
Municipal Bonds (continued)
Tennessee (continued)
Tennessee Energy Acquisition Corp. Revenue Bonds, Series A, 5.25%, 09/01/26	$4,000,000	$4,009,280

		9,548,912

Texas (13.1%)
City of San Antonio, TX Revenue Bonds, Refunded, 5.00%, 05/15/25	1,000,000	1,029,780
Dallas Area Rapid Transit Revenue Bonds, Refunded- Sr. Lien, 5.00%, 12/01/36	2,000,000	2,047,140
Fort Bend Independent School District General Obligation Unlimited Bonds, 5.00%, 02/15/18	2,300,000	2,614,640
Harris County Health Facilities Development Corp Revenue Bonds (SCH Health Care System), Series B, 5.75%, 07/01/27	5,325,000	6,314,705
Houston Independent School District General Obligation Limited Bonds, Series A, 4.75%, 02/15/26	185,000	185,549
Leander Independent School District General Obligation Unlimited Bonds, Refunded, 5.00%, 08/15/22	1,000,000	1,041,870
Lower Colorado River Authority Revenue Bonds, Refunded, Jr. Lien, 6.00%, 01/01/17	1,245,000	1,506,786
Texas State Transportation Commission Revenue Bonds, First Tier, 5.00%, 04/01/27	1,500,000	1,572,900
Wichita Falls, TX Revenue Bonds (Priority Lien), 5.38%, 08/01/19	2,000,000	2,195,180

		18,508,550

Utah (1.8%)
Utah Transit Authority Revenue Bonds, Refunded, Series A, 5.00%, 06/15/31	2,455,000	2,580,107

Vermont (1.5%)
Vermont Educational & Health Buildings Financing Agency Revenue Bonds (Fletcher Allen Health), Series A, 6.00%, 12/01/23	2,000,000	2,174,380

Washington (0.7%)
City of Seattle, WA Revenue Bonds, Refunded, 5.13%, 03/01/26	1,000,000	1,026,080

Total Investments
(Cost $133,313,467) (a) — 99.6%		141,083,103

Other assets in excess of liabilities — 0.4%		510,974

NET ASSETS — 100.0%		$141,594,077

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

     Distribution of investments, as a percentage of net assets in securities at value, is as follows:

INDUSTRY	PERCENT	VALUE

AIR, WATER, & SOLID WASTE MANAGEMENT	1.55%	$2,195,180
COLLEGES AND UNIVERSITIES	2.57%	3,633,930
ELEMENTARY AND SECONDARY SCHOOLS	2.99%	4,228,084
ENVIRONMENTAL QUALITY	0.25%	366,164
FACILITIES SUPPORT SERVICES	3.34%	4,727,845
FINANCE, TAXATION, & MONETARY POLICY	5.81%	8,212,000
FLYING FIELDS & AIRPORT	0.75%	1,070,240
GENERAL OBLIGATION	22.78%	32,398,192
HEALTH SERVICES	9.93%	14,028,717
HIGHWAY AND STREET CONSTRUCTION	3.24%	4,580,479
HOSPITALS	12.99%	18,351,772
NATURAL GAS TRANSMISSION	2.83%	4,009,280
REGULATION, ADMINISTRATION OF TRANSPORTATION	0.83%	1,182,776
REGULATION, ADMINISTRATION OF UTILITIES	2.83%	4,005,020
SINGLE FAMILY HOUSING	0.36%	515,670
TOBACCO AND TOBACCO PRODUCTS	5.23%	7,392,998
TRANSPORTATION/TRANSIT	10.01%	14,176,109
URBAN AND COMMUNITY DEVELOPMENT	2.95%	4,167,120
WATER, SEWER, AND UTILITY LINES	8.38%	11,841,527

	99.62%	$141,083,103

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Financial Services Fund

	Shares	Value
Common Stocks (97.0%)
Australia (3.8%)(a)
Commercial Banks (2.8%)
Australia & New Zealand Banking Group Ltd.	26,120	$619,198
Commonwealth Bank of Australia	21,950	988,248

		1,607,446
Real Estate Investment Trust (REIT) (1.0%)
Westfield Group	32,583	547,582

		2,155,028

Austria (2.1%)(a)
Insurance (2.1%)
Wiener Staedtische Versicherung	15,610	1,203,053
Belgium (1.9%)(a)
Diversified Financial Services (1.9%)
Fortis — Strip WPR	7,186	107
Fortis NV	48,066	1,074,867

		1,074,974

Bermuda (1.6%)
Capital Markets (0.6%)
Lazard Ltd., Class A	8,000	316,160

Insurance (1.0%)
Arch Capital Group Ltd.*	8,350	588,341
		904,501
Canada (3.5%)
Commercial Banks (2.8%)
Royal Bank of Canada	16,293	822,117
Toronto-Dominion Bank	10,950	741,890
		1,564,007

Insurance (0.7%)
Manulife Financial Corp.	10,340	389,578

		1,953,585

Chile (0.7%)
Commercial Bank (0.7%)
Banco Santander Chile SA ADR	7,570	371,384

France (4.7%)(a)
Commercial Bank (2.7%)
BNP Paribas	15,620	1,549,209

Insurance (2.0%)
AXA SA	32,590	1,119,232

		2,668,441

Germany (2.5%)(a)
Capital Markets (0.9%)
Deutsche Bank AG	4,710	532,470

Diversified Financial Services (1.6%)
Deutsche Boerse AG	5,120	901,129

		1,433,599

Greece (5.1%)(a)
Commercial Banks (5.1%)
Alpha Bank AE	33,660	1,115,298
National Bank of Greece SA	28,550	1,744,741
		2,860,039
Hong Kong (1.8%)(a)
Commercial Bank (1.1%)
China Construction Bank Corp., Class H	871,220	610,316
Real Estate Management & Development (0.7%)
Hang Lung Group Ltd.	84,650	392,875
		1,003,191
Italy (3.8%)(a)
Commercial Bank (3.1%)
UniCredit SpA	239,180	1,772,359
Insurance (0.7%)
Assicurazioni Generali SpA	8,770	373,419
		2,145,778

Japan (7.5%)(a)
Commercial Banks (4.0%)
Mitsubishi UFJ Financial Group, Inc.	135,040	1,338,633
Sumitomo Mitsui Financial Group, Inc.	72	577,929
Suruga Bank Ltd.	27,390	327,162

		2,243,724
Consumer Finance (1.2%)
ORIX Corp.	3,900	673,575
Insurance (1.2%)
Millea Holdings, Inc.	17,710	674,894
Real Estate Management & Development (1.1%)
Mitsubishi Estate Co. Ltd.	13,920	374,761
Sumitomo Realty & Development Co. Ltd.	11,480	287,013
		661,774
		4,253,967
Netherlands (1.7%)
Aerospace & Defense (0.7%)
AerCap Holdings NV *	20,680	381,752
Diversified Financial Services (1.0%)(a)
ING Groep NV	18,370	598,451

		980,203
Singapore (0.7%)(a)
Real Estate Management & Development (0.7%)
Capitaland Ltd.	86,900	368,121
Spain (5.6%)
Commercial Banks (5.6%)
Banco Bilbao Vizcaya Argentaria SA(a)	58,350	1,227,272
Banco Santander SA(a)	108,230	1,903,260

		3,130,532

Switzerland (1.7%)(a)
Capital Markets (1.7%)
Credit Suisse Group	16,520	940,868

United Kingdom (6.0%)(a)
Commercial Banks (4.6%)
Barclays PLC	76,210	719,309
HSBC Holdings PLC	88,607	1,329,256
Lloyds TSB Group PLC	59,590	520,358

		2,568,923

Insurance (1.4%)
Aviva PLC	64,860	813,600

		3,382,523

United States (42.3%)
Capital Markets (10.9%)
GFI Group, Inc.	6,810	600,710
Goldman Sachs Group, Inc. (The)	7,300	1,465,621
Invesco Ltd.	36,050	981,281
Lehman Brothers Holdings, Inc.	9,350	599,990
Merrill Lynch & Co., Inc.	10,450	589,380
Northern Trust Corp.	4,690	344,058
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Global Financial Services Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United States (continued)
State Street Corp.	9,890	$812,167
TD Ameritrade Holding Corp.	25,940	486,634
Waddell & Reed Financial, Inc., Class A	8,560	284,021

		6,163,862

Commercial Banks (6.9%)
Bank of the Ozarks, Inc.	14,270	347,046
BB&T Corp.	11,250	408,150
PNC Financial Services Group, Inc.	11,730	769,723
TCF Financial Corp.	41,560	883,150
U.S. Bancorp	22,360	759,122
Wachovia Corp.	19,680	766,142

		3,933,333

Consumer Finance (2.3%)
American Express Co.	6,910	340,801
Capital One Financial Corp.	17,240	944,925

		1,285,726

Diversified Financial Services (11.6%)
Bank of America Corp.	30,210	1,339,813
CIT Group, Inc.	14,970	418,561
Citigroup, Inc.	20,000	564,400
CME Group, Inc.	1,990	1,231,611
IntercontinentalExchange, Inc.*	4,710	659,212
JPMorgan Chase & Co.	41,900	1,992,345
Nymex Holdings, Inc.	2,960	340,400

		6,546,342

Health Care Providers & Services (0.6%)
Aetna, Inc.	6,700	356,842

Insurance (6.7%)
AFLAC, Inc.	10,750	659,297
Chubb Corp.	9,750	504,953
Hanover Insurance Group, Inc. (The)	16,230	739,276
HCC Insurance Holdings, Inc.	24,850	692,321
Prudential Financial, Inc.	6,250	527,313
Travelers Cos., Inc. (The)	13,560	652,236

		3,775,396

Real Estate Investment Trusts (REITs) (2.6%)
CapitalSource, Inc.	10,500	172,305
Health Care REIT, Inc.	8,670	371,856
MFA Mortgage Investments, Inc.	64,290	655,758
Simon Property Group, Inc.	2,860	255,627

		1,455,546

Thrifts & Mortgage Finance (0.7%)
Fannie Mae	11,360	384,650

		23,901,697

Total Common Stocks		54,731,484

	Principal
	Amount	Value
Repurchase Agreements (3.3%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,476,181, collateralized by U.S. Government Agency Mortgages with a market value of $1,505,586	$1,476,065	1,476,065
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $415,700, collateralized by U.S. Government Agency Mortgages with a market value of $423,980	$415,667	$415,667

Total Repurchase Agreements		1,891,732

Total Investments
(Cost $59,478,273) (b) — 100.3%		56,623,216

Liabilities in excess of other assets — (0.3)%		(174,077)

NET ASSETS — 100.0%		$56,449,139

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Health Sciences Fund

	Shares	Value
Common Stocks (100.4%)
Biotechnology (13.9%)
Amgen, Inc.*	10,090	$470,093
Amylin Pharmaceuticals, Inc.*(a)	5,780	171,377
Applera Corp. Celera Group*	6,150	94,218
Array BioPharma, Inc.*	15,290	99,538
Biogen Idec, Inc.*	6,970	424,821
Celgene Corp.*	4,000	224,440
Dyax Corp.*	30,550	102,954
Enzon Pharmaceuticals, Inc.*	10,720	89,726
Genzyme Corp.*	4,796	374,711
Gilead Sciences, Inc.*	28,280	1,292,113
ImClone Systems, Inc.*	2,350	102,155
Nanosphere, Inc.*	8,490	102,050
Omrix Biopharmaceuticals, Inc.*	5,960	138,630
United Therapeutics Corp.*(a)	3,650	306,527

		3,993,353

Chemicals (0.8%)
Sigma-Aldrich Corp.	4,420	219,497

Commercial Services & Supplies (1.0%)
Stericycle, Inc.*	4,850	287,411

Electronic Equipment & Instruments (0.4%)
Mettler Toledo International, Inc.*	1,090	108,237

Food & Staples Retailing (1.5%)
CVS Caremark Corp.	11,332	442,741

Health Care (17.4%)
Baxter International, Inc.	14,438	876,964
Becton, Dickinson & Co.	2,370	205,076
Boston Scientific Corp.*	29,090	352,862
Dentsply International, Inc.	5,490	226,792
Gen-Probe, Inc.*	4,550	260,032
Hologic, Inc.*(a)	5,660	364,278
IDEXX Laboratories, Inc.*	4,400	248,028
Insulet Corp.*	10,900	215,929
Inverness Medical Innovations, Inc.*	4,150	186,957
Kinetic Concepts, Inc.*	1,710	85,124
Masimo Corp.*	6,250	223,062
Medtronic, Inc.	16,970	790,293
St. Jude Medical, Inc.*	4,600	186,346
Stryker Corp.	1,790	119,876
TomoTherapy, Inc.*	7,090	105,003
Wright Medical Group, Inc.*	4,110	112,203
Xtent, Inc.*	9,990	99,101
Zimmer Holdings, Inc.*	4,580	358,477

		5,016,403
Health Care Providers & Services (16.9%)
Aetna, Inc.	14,750	785,585
Cardinal Health, Inc.	3,923	227,416
CIGNA Corp.	4,190	205,980
Coventry Health Care, Inc.*	3,000	169,740
DaVita, Inc.*	1,600	85,360
Humana, Inc.*	5,360	430,408
IPC The Hospitalist Co.*	5,690	119,604
McKesson Corp.	6,520	409,391
Medco Health Solutions, Inc.*	4,340	217,347
Quest Diagnostics, Inc.	4,060	200,239
RehabCare Group, Inc.*	7,000	146,930
Skilled Healthcare Group, Inc.*	3,010	41,839
UnitedHealth Group, Inc.	17,940	912,070
Universal Health Services, Inc., Class B	3,020	142,333
WellPoint, Inc.*	9,820	767,924

		4,862,166

	Shares or
	Principal
	Amount	Value
Health Care Technology (0.8%)
Eclipsys Corp.*	4,530	$116,602
TriZetto Group, Inc.*	5,750	112,240

		228,842

Life Sciences Tools & Services (7.7%)
Applera Corp. — Applied Biosystems Group	11,400	359,442
Bruker Bio Sciences Corp.*	13,510	138,477
Charles River Laboratories International, Inc.*	4,620	286,902
Covance, Inc.*	2,874	239,002
Illumina, Inc.*	5,540	352,898
PerkinElmer, Inc.	9,120	226,997
Thermo Fisher Scientific, Inc.*	9,940	511,811
Waters Corp.*	1,850	106,283

		2,221,812

Pharmaceuticals (39.5%)
Abbott Laboratories	17,790	1,001,577
Allergan, Inc.	5,910	397,093
Bristol-Myers Squibb Co.	41,770	968,646
Eli Lilly & Co.	9,950	512,624
Johnson & Johnson	32,314	2,044,184
Merck & Co., Inc.	41,971	1,942,418
Perrigo Co.	8,670	267,383
Pfizer, Inc.	72,322	1,691,611
Schering-Plough Corp.	45,968	899,594
Sepracor, Inc.*	7,030	198,527
Teva Pharmaceutical Industries Ltd. ADR — IL	9,550	439,682
Valeant Pharmaceuticals International*	10,250	116,030
Viropharma, Inc.*	32,660	289,368
Wyeth	14,540	578,692

		11,347,429

Real Estate Investment Trust (REIT) (0.5%)
Health Care REIT, Inc.	3,500	150,115

Total Common Stocks		28,878,006

Securities Purchased With Collateral For Securities On Loan (2.0%)

Repurchase Agreement (2.0%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $571,296, collateralized by U.S. Government Agency Mortgages with a market value of $582,673	$571,248	571,248

Total Securities Purchased With Collateral For Securities On Loan		571,248

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Global Health Sciences Fund

Total Investments
(Cost $29,456,420) (b) — 102.4%	29,449,254

Liabilities in excess of other assets — (2.4)%	(700,866)

NET ASSETS — 100.0%	$28,748,388

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel

REIT	Real Estate Investment Trust
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Natural Resources Fund

	Shares	Value
Common Stocks (91.8%)
Australia (1.3%)
Metals & Mining (1.3%)
BHP Billiton Ltd., Sponsored ADR	16,500	$1,114,905
Bahamas (0.6%)
Oil, Gas & Consumable Fuels (0.6%)
Teekay Tankers Ltd., Class A	26,170	497,230

Brazil (1.1%)
Food Products (1.1%)
Cosan Ltd., Class A*	64,300	925,920

Canada (11.0%)
Metals & Mining (3.4%)
Agnico-Eagle Mines Ltd.*	14,000	883,120
Barrick Gold Corp.	22,000	1,132,780
NovaGold Resources, Inc.	40,000	457,200
Yamana Gold, Inc.	28,000	461,440

		2,934,540

Oil, Gas & Consumable Fuels (7.6%)
Gastar Exploration Ltd.*	129,300	170,676
Interoil Corp.*	1,600	34,448
Ivanhoe Energy, Inc.*	84,000	118,440
Kodiak Oil & Gas Corp.*	235,600	487,692
NGAS Resources, Inc.*	27,300	146,055
Suncor Energy, Inc.	48,000	4,511,040
Talisman Energy, Inc.	64,773	1,026,652

		6,495,003

		9,429,543

Greece (0.3%)
Transportation Infrastructure (0.3%)
Aegean Marine Petroleum Network, Inc.	7,990	261,193

Ireland (0.0%)
Transportation (0.0%)
Genesis Lease Ltd. ADR	40	804

Netherlands Antilles (4.6%)
Energy Equipment & Services (4.6%)
Schlumberger Ltd.	52,200	3,939,012

Spain (0.5%)
Independent Power Producers & Energy Traders (0.5%)
Iberdrola Renovables	60,000	483,411

United Kingdom (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
BP PLC ADR	272	17,340

United States (72.4%)
Biotechnology (0.2%)
Metabolix, Inc.*	10,200	185,946

Chemicals (2.5%)
Dow Chemical Co. (The)	10,000	386,600
Monsanto Co.	15,800	1,776,552

		2,163,152
Containers & Packaging (0.7%)
Pactiv Corp.*	20,000	572,200

Electrical Equipment (1.5%)
Composite Technology Corp.*	5,000	7,200
Energy Conversion Devices, Inc.*	12,968	299,301
Solar First, Inc.*	5,400	981,558

		1,288,059

Energy Equipment & Services (12.4%)
Baker Hughes, Inc.	6,000	389,580
Diamond Offshore Drilling, Inc.	19,400	2,190,842
ENSCO International, Inc.	3,947	201,771
FMC Technologies, Inc.*	4,700	226,352
Halliburton Co.	41,251	1,368,296
Hercules Offshore, Inc.*	10,595	244,215
National Oilwell Varco, Inc.*	12,963	780,761
Noble Corp.	7,970	348,847
Particle Drilling Technologies, Inc.*	15,000	30,450
Smith International, Inc.	5,000	271,050
Superior Energy Services, Inc.*	1,000	40,090
Superior Well Services, Inc.	43	838
TETRA Technologies, Inc.*	11,320	177,158
Tidewater, Inc.	9,360	495,706
Transocean, Inc.*	28,542	3,499,217
W-H Energy Services, Inc.	2,200	107,030
Weatherford International Ltd.*	4,200	259,602

		10,631,805

Independent Power Producers & Energy Traders (1.1%)
Dynegy, Inc.	40,000	280,800
NRG Energy, Inc.*	17,214	664,288

		945,088

Industrial Conglomerate (1.2%)
McDermott International, Inc.*	21,512	1,014,936

Machinery (0.2%)
Harsco Corp.	3,000	170,760

Marine (0.8%)
Eagle Bulk Shipping, Inc.	5,400	133,488
Genco Shipping & Trading Ltd.	11,890	586,415

		719,903

Metals & Mining (7.5%)
A.M. Castle & Co.	13,160	278,729
Century Aluminum Co.	37,550	1,952,225
Commercial Metals Co.	7,000	198,450
Freeport-McMoRan Copper & Gold, Inc.	33,509	2,983,306
Horsehead Holding Corp.*	14,060	210,759
Newmont Mining Corp.	15,300	831,402

		6,454,871

Multi-Utility (1.0%)
MDU Resources Group, Inc.	32,200	834,624

Oil, Gas & Consumable Fuels (43.3%)
Anadarko Petroleum Corp.	9,700	568,323
Arch Coal, Inc.	9,500	418,000
Aurora Oil & Gas Corp.*	468,087	514,896
Biofuel Energy Corp.*	43,300	280,151
Cabot Oil & Gas Corp.	46,523	1,799,975
Chevron Corp.	33,837	2,859,226
ConocoPhillips	37,066	2,977,141
Denbury Resources, Inc.*	40,000	1,012,000
Devon Energy Corp.	15,563	1,322,544
Energy Partners Ltd.	20	243
Energy Transfer Equity LP	13,150	434,082
EOG Resources, Inc.	9,389	821,537
Evergreen Energy, Inc.	137,919	317,214
Exxon Mobil Corp.	31,700	2,738,880
General Maritime Corp.	3,700	91,908
GeoMet, Inc.	165,336	849,827
Goodrich Petroleum Corp.	6,800	135,388
K-Sea Transportation Partners LP	8,000	295,200
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Natural Resources Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United States (continued)
Massey Energy Co.	11,200	$416,416
Newfield Exploration Co.*	8,000	399,040
Noble Energy, Inc.	10,635	771,888
Occidental Petroleum Corp.	111,100	7,540,357
Parallel Petroleum Corp.	21,282	295,394
Peabody Energy Corp.	14,027	757,739
Penn Virginia Corp.	9,070	386,473
PetroHawk Energy Corp.	12,798	201,569
RAM Energy Resources, Inc.	309,545	1,445,575
Range Resources Corp.	15,000	783,300
Rex Energy Corp.	48,801	565,604
SandRidge Energy, Inc.*	53,649	1,632,539
Southwestern Energy Co.*	1,968	110,031
Swift Energy Co.	10,009	431,888
Targa Resources Partners LP	12,800	345,600
USEC, Inc.*	36,460	294,232
Valero Energy Corp.	10,400	615,576
VeraSun Energy Corp.	40	418
Verenium Corp.	65,060	266,746
Warren Resources, Inc.	4,703	59,822
Whiting Petroleum Corp.*	6,080	326,739
Williams Cos., Inc. (The)	39,051	1,248,460
Williams Partners LP	22,810	838,267

		37,170,208

		62,151,552

Total Common Stocks		78,820,910

Repurchase Agreements (9.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $6,390,377, collateralized by U.S. Government Agency Mortgages with a market value of $6,517,672	$6,389,875	6,389,875
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,799,560, collateralized by U.S. Government Agency Mortgages with a market value of $1,835,407	1,799,419	1,799,419

Total Repurchase Agreements		8,189,294

Total Investments
(Cost $84,194,784) (a) — 101.4%		87,010,204

Liabilities in excess of other assets — (1.4)%		(1,180,935)

NET ASSETS — 100.0%		$85,829,269

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

LP	Limited Partnership
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Technology and Communications Fund

	Shares	Value
Common Stocks (85.5%)
Chemicals (0.5%)
Calgon Carbon Corp.*	5,811	$89,373

Commercial Services & Supplies (0.5%)
Corrections Corp. of America*	3,370	89,440

Communications Equipment (17.7%)
ADC Telecommunications, Inc.*	6,486	95,928
Cisco Systems, Inc.*	34,635	848,558
Comverse Technology, Inc.*	17,462	285,504
Finisar Corp.*	234,735	375,576
Juniper Networks, Inc.*	3,136	85,142
Neutral Tandem, Inc.*	12,268	245,360
Nokia OYJ ADR — FI	12,781	472,258
QUALCOMM, Inc.	13,579	576,021
Research In Motion Ltd.*	900	84,492

		3,068,839

Computers & Peripherals (16.3%)
Apple, Inc.*	10,303	1,394,614
EMC Corp.*	21,346	338,761
Emulex Corp.*	5,554	86,642
International Business Machines Corp.	1,726	185,269
Network Appliance, Inc.*	11,850	275,157
SanDisk Corp.*	21,460	546,157

		2,826,600

Electrical Equipment (0.9%)(a)
Solaria Energia y Medio Ambiente SA*	6,240	153,515

Independent Power Producers & Energy Traders (1.0%)
Iberdrola Renovables*(a)	21,809	175,712

Internet & Catalog Retail (0.9%)(b)
Priceline.com, Inc.*	1,378	149,541

Internet Software & Services (15.4%)
Akamai Technologies, Inc.*	5,966	180,173
Alibaba.com Ltd.*(a)(c)	122,560	290,159
DealerTrack Holdings, Inc.*	3,427	92,392
eBay, Inc.*	14,210	382,107
Equinix, Inc.*	2,315	174,852
Google, Inc., Class A*	1,379	778,170
Interwoven, Inc.*	25,166	318,853
Vocus, Inc.*	10,367	304,997
Yahoo!, Inc.*	8,265	158,523

		2,680,226
IT Services (1.1%)
Cognizant Technology Solutions Corp.*	3,192	89,057
Wright Express Corp.*	3,126	93,592

		182,649

Metals & Mining (0.5%)
Century Aluminum Co.*	1,648	85,679

	Shares or
	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment (18.2%)
Advanced Energy Industries, Inc.*	19,492	$210,708
Aixtron AG ADR — DE* (b)	32,147	397,980
Applied Materials, Inc.	21,085	377,843
ATMI, Inc.*	3,195	84,028
Elpida Memory, Inc.*(a)	4,170	149,510
Fairchild Semiconductor International, Inc.*	10,357	126,873
Intel Corp.	31,530	668,436
MediaTek, Inc.(a)	7,850	78,230
MKS Instruments, Inc.*	10,251	190,669
Novellus Systems, Inc.*	10,488	249,195
Spreadtrum Communication ADR — CN*(b)	1,986	18,867
Tessera Technologies, Inc.*	11,810	462,598
Texas Instruments, Inc.	4,459	137,917

		3,152,854

Software (12.5%)
Citrix Systems, Inc.*	5,181	179,366
MICROS Systems, Inc.*	2,812	173,163
Microsoft Corp.	41,574	1,355,312
Oracle Corp.*	6,331	130,102
PROS Holdings, Inc.*	8,187	125,671
Synchronoss Technologies, Inc.*	4,056	86,393
VMware, Inc., Class A*	2,243	127,066

		2,177,073

Total Common Stocks		14,831,501

Repurchase Agreements (6.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $829,984, collateralized by U.S. Government Agency Mortgages with a market value of $846,517	$829,919	829,919
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $233,727, collateralized by U.S. Government Agency Mortgages with a market value of $238,383	233,709	233,709

Total Repurchase Agreements		1,063,628

Securities Purchased With Collateral For Securities On Loan (6.5%)
Repurchase Agreement (6.5%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,119,997, collateralized by U.S. Government Agency Mortgages with a market value of $1,142,302	1,119,904	1,119,904

Total Securities Purchased With Collateral For Securities On Loan		1,119,904

Total Investments
(Cost $18,215,832) (d) — 98.1%		17,015,033

Other assets in excess of liabilities — 1.9%		334,287

NET ASSETS — 100.0%		$17,349,320

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of January 31, 2008.
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Global Technology and Communications Fund

(c)	Illiquid security.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

DE	Germany

FI	Finland

See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Global Utilities Fund

	Shares	Value
Common Stocks (99.3%)
Austria (0.5%)(a)
Diversified Telecommunication Services (0.5%)
Telekom Austria AG	5,660	$159,443

Belgium (0.3%)(a)
Electric Utility (0.1%)
Elia System Operator SA	970	40,614

Wireless Telecommunication Services (0.2%)
Mobistar SA	730	68,693

		109,307

France (6.9%)(a)
Diversified Telecommunication Services (4.3%)
France Telecom SA	39,703	1,400,054

Multi-Utility (2.1%)
Suez SA	11,113	680,624

Wireless Telecommunication Services (0.5%)
Bouygues SA	1,990	153,407

		2,234,085

Germany (12.5%)(a)
Diversified Telecommunication Services (3.3%)
Deutsche Telekom AG	52,160	1,069,845

Electric Utility (5.1%)
E. ON AG	8,973	1,660,775

Multi-Utility (4.1%)
RWE AG	10,870	1,341,463

		4,072,083

Greece (1.4%)(a)
Diversified Telecommunication Services (0.4%)
Hellenic Telecommunications Organization SA	3,967	123,257

Wireless Telecommunication Services (1.0%)
Cosmote Mobile Telecommunications SA	8,770	337,713

		460,970

Hong Kong (0.1%)(a)
Electric Utility (0.1%)
CLP Holdings Ltd.	4,000	31,822

Italy (2.0%)(a)
Diversified Telecommunication Services (1.9%)
Telecom Italia SpA	111,196	337,701
Telecom Italia SpA RNC	123,700	284,049

		621,750

Natural Gas Utility (0.1%)
Snam Rete Gas SpA	5,031	33,356

		655,106

Japan (4.7%)(a)
Diversified Telecommunication Services (0.9%)
Nippon Telegraph & Telephone Corp.	61	290,347

Electric Utilities (1.1%)
Chubu Electric Power Co., Inc.	3,300	83,608
Kansai Electric Power Co., Inc.	2,600	64,848
Kyushu Electric Power Co., Inc.	2,000	50,591
Tohoku Electric Power Co., Inc.	1,700	40,039
Tokyo Electric Power Co., Inc. (The)	5,100	132,293

		371,379

Natural Gas Utilities (0.3%)
Osaka Gas Co. Ltd.	11,000	42,174
Tokyo Gas Co. Ltd.	8,000	37,587
		79,761
Wireless Telecommunication Services (2.4%)
KDDI Corp.	61	416,892
NTT DoCoMo, Inc.	229	362,089
		778,981

		1,520,468
Mexico (0.6%)
Wireless Telecommunication Services (0.6%)
America Movil SAB de C.V., Series L ADR	3,200	191,712

Netherlands (2.2%)(a)
Diversified Telecommunication Services (2.2%)
Royal KPN NV	39,770	721,694

Norway (0.9%)(a)
Diversified Telecommunication Services (0.9%)
Telenor ASA	13,370	277,003
Portugal (0.5%)(a)
Electric Utility (0.5%)
EDP — Energias de Portugal SA	25,950	165,568

Singapore (0.7%)(a) (b)
Diversified Telecommunication Services (0.7%)
Singapore Telecommunications Ltd.	88,000	229,290

Spain (11.1%)(a)
Diversified Telecommunication Services (7.2%)
Telefonica SA	80,960	2,366,436

Electric Utilities (3.9%)
Iberdrola SA	56,650	863,299
Union Fenosa SA	5,969	399,048

		1,262,347

		3,628,783

United Kingdom (15.4%)(a)
Diversified Telecommunication Services (0.8%)
BT Group PLC	35,100	182,354
Cable & Wireless PLC	24,624	78,618

		260,972

Electric Utility (1.6%)
Scottish & Southern Energy PLC	17,596	536,107

Independent Power Producers & Energy Traders (0.4%)
International Power PLC	16,680	133,153

Multi-Utilities (1.6%)
Centrica PLC	46,980	311,836
United Utilities PLC	14,420	205,456

		517,292

Water Utilities (1.3%)
Kelda Group PLC	6,055	131,333
Pennon Group PLC	23,309	308,070
		439,403

Wireless Telecommunication Services (9.7%)
Vodafone Group PLC	901,381	3,152,888

		5,039,815

United States (39.5%)
Diversified Telecommunication Services (15.2%)
AT&T, Inc.	83,888	3,228,849
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Global Utilities Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
United States (continued)
Verizon Communications, Inc.	44,430	$1,725,661

		4,954,510

Electric Utilities (12.3%)
Duke Energy Corp.	8,140	151,892
Edison International	3,951	206,084
Entergy Corp.	5,850	632,853
Exelon Corp.	11,210	854,090
FirstEnergy Corp.	5,520	393,135
FPL Group, Inc.	6,790	437,819
PPL Corp.	17,384	850,425
Progress Energy, Inc.	2,110	95,309
Reliant Energy, Inc.*	18,460	392,644

		4,014,251

Independent Power Producers & Energy Traders (2.7%)
Constellation Energy Group	5,210	489,531
NRG Energy, Inc.*	10,620	409,826

		899,357

Multi-Utilities (5.3%)
Alliant Energy Corp.	19,090	704,421
CenterPoint Energy, Inc.	20,450	327,405
PG&E Corp.	3,400	139,536
Sempra Energy	9,800	547,820

		1,719,182

Natural Gas Utility (1.9%)
Questar Corp.	12,100	616,011

Oil, Gas & Consumable Fuels (1.2%)
El Paso Corp.	12,930	213,087
Williams Cos., Inc. (The)	5,490	175,515

		388,602

Wireless Telecommunication Services (0.9%)
Sprint Nextel Corp.	29,935	315,216

		12,907,129

Total Common Stocks		32,404,278

Repurchase Agreements (0.5%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $130,446, collateralized by U.S. Government Agency Mortgages with a market value of $133,044	$130,436	130,436
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $36,734, collateralized by U.S. Government Agency Mortgages with a market value of $37,466	36,731	36,731

Total Repurchase Agreements		167,167

Total Investments
(Cost $29,632,179) (c) — 99.8%		32,571,445

Other assets in excess of liabilities — 0.2%		69,801

NET ASSETS — 100.0%		$32,641,246

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

RNC	Savings Shares
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Mid Cap Growth Leaders Fund

	Shares	Value
Common Stocks (95.5%)
Aerospace & Defense (10.9%)
Goodrich Corp.	25,310	$1,583,141
Precision Castparts Corp.	11,275	1,283,095
Rockwell Collins, Inc.	16,445	1,039,324

		3,905,560

Biotechnology (7.8%)
Genzyme Corp.*	19,305	1,508,300
Gilead Sciences, Inc.*	28,245	1,290,514

		2,798,814

Capital Markets (1.5%)
T. Rowe Price Group, Inc.	10,715	542,072

Chemicals (9.8%)
Agrium, Inc.	13,165	848,090
Airgas, Inc.	16,530	767,157
Mosaic Co. (The)*	13,125	1,194,506
Praxair, Inc.	8,990	727,381

		3,537,134

Communications Equipment (4.8%)
Ciena Corp.*	29,103	789,564
Foundry Networks, Inc.*	67,085	925,773

		1,715,337

Electrical Equipment (5.5%)
Ametek, Inc.	35,292	1,554,259
Cooper Industries Ltd., Class A	9,170	408,432

		1,962,691

Electronic Equipment & Instruments (2.0%)
Amphenol Corp., Class A	18,135	724,312

Energy Equipment & Services (6.2%)
Grant Prideco, Inc.*	23,315	1,160,620
Weatherford International Ltd.*	17,275	1,067,768

		2,228,388

Health Care Providers & Services (2.5%)
Humana, Inc.*	11,040	886,512

Hotels, Restaurants & Leisure (3.2%)
Darden Restaurants, Inc.	14,350	406,392
Royal Caribbean Cruises Ltd.	18,725	754,243

		1,160,635

Insurance (7.3%)
Assurant, Inc.	20,950	1,359,446
HCC Insurance Holdings, Inc.	44,935	1,251,889

		2,611,335

IT Services (4.1%)
Alliance Data Systems Corp.*	10,655	538,823
Cognizant Technology Solutions Corp.*	33,045	921,956

		1,460,779

Life Sciences Tools & Services (3.0%)
Thermo Fisher Scientific, Inc.*	21,011	1,081,856

Metals & Mining (2.7%)
Allegheny Technologies, Inc.	7,305	514,272
Carpenter Technology Corp.	7,730	476,477

		990,749

Oil, Gas & Consumable Fuels (3.8%)
Peabody Energy Corp.	8,925	482,129
Williams Cos., Inc. (The)	28,250	903,152

		1,385,281

	Shares or
	Principal
	Amount	Value
Pharmaceutical (2.8%)
Teva Pharmaceutical Industries Ltd. ADR — IL	21,755	$1,001,600

Specialty Retail (3.3%)
TJX Cos., Inc.	37,540	1,184,762

Semiconductors & Semiconductor Equipment (5.7%)
Fairchild Semiconductor International, Inc.*	41,190	504,577
MEMC Electronic Materials, Inc.*	8,750	625,275
NVIDIA Corp.*	17,530	431,063
ON Semiconductor Corp.*	74,470	482,566

		2,043,481

Software (5.3%)
Activision, Inc.*	46,854	1,212,113
Adobe Systems, Inc.*	20,352	710,895

		1,923,008
Textiles, Apparel & Luxury Goods (3.3%)
Phillips-Van Heusen Corp.	27,775	1,170,439

Total Common Stocks		34,314,745

Repurchase Agreements (5.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,556,430, collateralized by U.S. Government Agency Mortgages with a market value of $1,587,433	$1,556,307	1,556,307
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $438,298, collateralized by U.S. Government Agency Mortgages with a market value of $447,029	438,264	438,264

Total Repurchase Agreements		1,994,571

Total Investments
(Cost $36,089,490) (a) — 101.1%		36,309,316

Liabilities in excess of other assets — (1.1)%		(378,421)

NET ASSETS — 100.0%		$35,930,895

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IL	Israel
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Leaders Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (97.7%)
Commercial Bank (5.5%)
National Bank of Greece S.A. ADR — GR	76,230	$941,441

Communications Equipment (14.1%)
Nokia OYJ ADR — FI	21,200	783,340
Research In Motion Ltd.*	17,500	1,642,900

		2,426,240

Computers & Peripherals (4.4%)
SanDisk Corp.*	30,000	763,500

Containers & Packaging (4.9%)
Pactiv Corp.*	29,400	841,134

Diversified Financial Services (4.8%)
NYSE Euronext	10,446	821,578

Diversified Telecommunication Services (6.6%)
AT&T, Inc.	29,300	1,127,757

Electric Utility (4.6%)
Southern Co.	21,700	788,795
Food Products (4.8%)
Unilever PLC ADR — GB	25,400	833,120

Household Products (6.8%)
Colgate-Palmolive Co.	7,500	577,500
Procter & Gamble Co. (The)	9,000	593,550

		1,171,050

Industrial Conglomerate (2.3%)
3M Co.	4,900	390,285

Insurance (4.2%)
Aegon NV	49,000	728,630

Media (6.3%)
New York Times Co. (The), Class A	18,000	301,320
Omnicom Group, Inc.	17,100	775,827

		1,077,147

Metals & Mining (4.5%)
Nucor Corp.	13,500	780,300

Oil, Gas & Consumable Fuels (4.5%)
Occidental Petroleum Corp.	11,400	773,718

Pharmaceutical (4.8%)
Pfizer, Inc.	35,000	818,650

Semiconductors & Semiconductor Equipment (4.8%)
MEMC Electronic Materials, Inc.*	11,600	828,936

Software (5.0%)
Microsoft Corp.	26,100	850,860

Wireless Telecommunication Services (4.8%)
Vodafone Group PLC ADR — GB	23,500	817,800

Total Common Stocks		16,780,941

	Principal
	Amount	Value
Repurchase Agreements (4.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $636,454, collateralized by U.S. Government Agency Mortgages with a market value of $649,132	$636,404	636,404

Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $179,228, collateralized by U.S. Government Agency Mortgages with a market value of $182,799	179,214	179,214

Total Repurchase Agreements		815,618

Total Investments
(Cost $18,452,855) (a) — 102.4%		17,596,559

Liabilities in excess of other assets — (2.4)%		(414,360)

NET ASSETS — 100.0%		$17,182,199

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

GB	United Kingdom

GR	Greece
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Leaders Fund

	Shares	Value
Common Stocks (100.3%)
Air Freight & Logistics (1.3%)
Atlas Air Worldwide Holdings, Inc.*	9,600	$479,424

Beverages (2.0%)
Central European Distribution Corp.*	14,000	735,980

Capital Markets (2.4%)
KBW, Inc.*	9,800	291,158
Penson Worldwide, Inc.*	60,000	581,400

		872,558

Chemicals (2.5%)
C.F. Industries Holdings, Inc.	2,900	310,097
Penford Corp.	26,960	603,095

		913,192

Commercial Banks (3.2%)
National Penn Bancshares, Inc.	29,900	517,569
SVB Financial Group*	12,900	624,360

		1,141,929

Commercial Services & Supplies (5.1%)
Kimball International, Inc., Class B	68,100	843,078
Volt Information Sciences, Inc.*	52,800	985,776

		1,828,854

Communications Equipment (7.1%)
Arris Group, Inc.*	80,000	703,200
Polycom, Inc.*	30,000	757,500
Powerwave Technologies, Inc.*	122,100	463,980
Sycamore Networks, Inc.*	194,490	657,376

		2,582,056

Consumer Finance (6.8%)
Cash America International, Inc.	26,000	845,260
EZCORP, Inc., Class A*	56,900	751,080
World Acceptance Corp.*	29,000	868,260

		2,464,600

Containers & Packaging (3.8%)
Greif, Inc., Class A	5,420	356,636
Rock-Tenn Co., Class A	36,060	1,030,956

		1,387,592

Diversified Financial Services (1.5%)
Medallion Financial Corp.	56,000	557,760

Electronic Equipment & Instruments (2.1%)
TTM Technologies, Inc.*	75,000	762,750

Food & Staples Retailing (1.8%)
Longs Drug Stores Corp.	14,500	667,145

Food Products (1.8%)
B&G Foods, Inc.	43,300	426,505
J.M. Smucker Co. (The)	5,000	233,650

		660,155

Health Care Providers & Services (2.1%)
Hythiam, Inc.*	75,841	193,395
inVentiv Health, Inc.*	17,500	575,575

		768,970

Hotels, Restaurants & Leisure (1.3%)
Scientific Games Corp.*	20,000	476,000

Household Durables (2.4%)
Jarden Corp.*	35,000	876,400

Internet & Catalog Retail (2.2%)
PC Mall, Inc.*	83,500	784,900

Internet Software & Services (0.6%)
j2 Global Communications, Inc.*	10,000	219,100

	Shares or
	Principal
	Amount	Value
Machinery (6.6%)
AGCO Corp.*	9,600	$578,112
Flow International Corp.*	58,300	543,356
Valmont Industries, Inc.	7,820	654,534
Wabtec Corp.	18,200	625,898

		2,401,900

Oil, Gas & Consumable Fuels (3.5%)
Evergreen Energy, Inc.*	192,300	442,290
Teekay Tankers Ltd., Class A*	30,200	573,800
VeraSun Energy Corp.*	23,200	242,440

		1,258,530

Personal Products (2.3%)
Physicians Formula Holdings, Inc.*	88,850	842,298

Pharmaceuticals (4.1%)
Obagi Medical Products, Inc.*	47,300	703,824
Sciele Pharma, Inc.*	32,300	772,616

		1,476,440

Real Estate Investment Trusts (REITs) (5.5%)
Ashford Hospitality Trust	147,760	923,500
CBRE Realty Finance, Inc.	117,600	669,144
Omega Healthcare Investors, Inc.	24,000	396,000

		1,988,644

Specialty Retail (10.1%)
Asbury Automotive Group, Inc.	50,900	721,762
Circuit City Stores, Inc.	110,000	598,400
Gymboree Corp.*	38,550	1,473,381
Jos A. Bank Clothiers, Inc.*	32,000	871,680

		3,665,223

Semiconductors & Semiconductor Equipment (8.6%)
EMCORE Corp.*	59,157	808,676
ON Semiconductor Corp.*	95,000	615,600
Silicon Motion Technology Corp. ADR — TW*	50,000	770,000
Skyworks Solutions, Inc.*	40,000	322,000
Ultra Clean Holdings*	60,000	587,400

		3,103,676

Software (3.1%)
Radiant Systems, Inc.*	53,615	651,958
Smith Micro Software, Inc.*	61,500	463,095

		1,115,053

Textiles, Apparel & Luxury Goods (4.3%)
CROCS, Inc.*	20,500	713,195
Iconix Brand Group, Inc.*	40,000	831,600

		1,544,795

Thrifts & Mortgage Finance (0.5%)
People’s United Financial, Inc.	11,200	189,168

Transportation (1.7%)
Celadon Group, Inc.*	64,700	617,238

Total Common Stocks		36,382,330

Warrants* (0.0%)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/06/12	$9,500	0

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Leaders Fund

	Shares or
	Principal
	Amount	Value
Total Investments
(Cost $42,423,253) (a) — 100.3%		36,382,330

Liabilities in excess of other assets — (0.3)%		(102,392)

NET ASSETS — 100.0%		$36,279,938

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

REIT	Real Estate Investment Trust

TW	Taiwan
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide U.S. Growth Leaders Fund

	Shares	Value
Common Stocks (97.0%)
Aerospace & Defense (6.4%)
Precision Castparts Corp.	34,810	$3,961,378
Rockwell Collins, Inc.	52,950	3,346,440

		7,307,818

Biotechnology (3.0%)
Gilead Sciences, Inc.*	74,210	3,390,655

Capital Markets (7.8%)
Goldman Sachs Group, Inc. (The)	20,230	4,061,577
Invesco Ltd.	180,280	4,907,222

		8,968,799

Chemicals (3.3%)
Monsanto Co.	34,160	3,840,950

Communications Equipment (9.3%)
Cisco Systems, Inc.*	173,640	4,254,180
Corning, Inc.	101,450	2,441,902
Nokia OYJ ADR — FI	106,350	3,929,632

		10,625,714

Computers & Peripherals (3.8%)
Network Appliance, Inc.*	188,560	4,378,363

Diversified Financial Services (6.8%)
CIT Group, Inc.	86,750	2,425,530
IntercontinentalExchange, Inc.*	17,880	2,502,485
JPMorgan Chase & Co.	59,600	2,833,980

		7,761,995

Electrical Equipment (4.5%)
Ametek, Inc.	76,800	3,382,272
Solar First, Inc.*	9,600	1,744,992

		5,127,264

Energy Equipment & Services (3.1%)
Transocean, Inc.*	29,308	3,593,161

Food & Staples Retailing (3.5%)
CVS Caremark Corp.	101,600	3,969,512

Health Care (5.6%)
Baxter International, Inc.	74,960	4,553,070
Hologic, Inc.*	29,900	1,924,364

		6,477,434

Health Care Providers & Services (2.7%)
UnitedHealth Group, Inc.	62,050	3,154,622

Hotels, Restaurants & Leisure (7.5%)
Carnival Corp.	67,400	2,998,626
Darden Restaurants, Inc.	52,800	1,495,296
McDonald’s Corp.	77,800	4,166,190

		8,660,112

Industrial Conglomerate (3.1%)
McDermott International, Inc.*	76,250	3,597,475

Internet Software & Services (5.3%)
Akamai Technologies, Inc.*	71,100	2,147,220
Google, Inc., Class A*	6,880	3,882,384

		6,029,604

IT Services (2.0%)
Cognizant Technology Solutions Corp.*	82,850	2,311,515

Life Sciences Tools & Services (4.7%)
Charles River Laboratories International, Inc.*	26,780	1,663,038
Thermo Fisher Scientific, Inc.*	72,310	3,723,242

		5,386,280

	Shares or
	Principal
	Amount	Value
Oil, Gas & Consumable Fuels (3.2%)
XTO Energy, Inc.	70,662	$3,670,184

Pharmaceutical (2.2%)
Teva Pharmaceutical Industries Ltd. ADR — IL	55,150	2,539,106

Specialty Retail (1.5%)
Pacific Sunwear Of California*	150,510	1,673,671

Semiconductors & Semiconductor Equipment (4.5%)
Intel Corp.	136,360	2,890,832
Marvell Technology Group Ltd.*	194,000	2,302,780

		5,193,612

Software (3.2%)
Oracle Corp.*	175,910	3,614,951

Total Common Stocks		111,272,797

Repurchase Agreements (2.9%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $2,585,712, collateralized by U.S. Government Agency Mortgages with a market value of $2,637,218	$2,585,508	2,585,508
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $728,149, collateralized by U.S. Government Agency Mortgages with a market value of $742,653	728,092	728,092

Total Repurchase Agreements		3,313,600

Total Investments
(Cost $115,259,846) (a) — 99.9%		114,586,397

Other assets in excess of liabilities — 0.1%		140,127

NET ASSETS — 100.0%		$114,726,524

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

IL	Israel
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Worldwide Leaders Fund

	Shares	Value
Common Stocks (97.0%)
Brazil (3.1%)
Oil, Gas & Consumable Fuels (3.1%)
Petroleo Brasileiro SA ADR	24,900	$2,323,419

China (1.9%)(a)
Commercial Bank (1.9%)
China Construction Bank Corp., Class H	2,082,000	1,458,505

Finland (3.6%)(a)
Communications Equipment (3.6%)
Nokia OYJ	73,400	2,702,404

Germany (5.1%)(a)
Chemicals (2.1%)
Bayer AG	19,000	1,567,826

Machinery (3.0%)
MAN AG	18,210	2,258,714

		3,826,540

Hong Kong (5.8%)(a)
Industrial Conglomerate (1.4%)
Citic Pacific Ltd.	222,000	1,101,317

Real Estate Management & Development (4.4%)
Cheung Kong Holdings Ltd.	115,000	1,864,727
New World Development Co. Ltd.	469,000	1,436,123

		3,300,850

		4,402,167

Italy (3.7%)(a) (b)
Automobiles (3.7%)
Fiat SpA	120,820	2,836,937

Japan (10.4%)(a)
Household Durables (2.6%)
Sony Corp.	42,300	1,998,570

Real Estate Management & Development (1.6%)
Sumitomo Realty & Development Co. Ltd.	49,000	1,225,056

Software (3.0%)
Nintendo Co. Ltd.	4,500	2,275,895

Tobacco (3.2%)
Japan Tobacco, Inc.	454	2,409,702

		7,909,223

Spain (4.7%)(a)
Diversified Telecommunication Services (3.7%)
Telefonica SA	94,650	2,766,591

Electrical Equipment (1.0%)
Gamesa Corp. Tecnologica SA	20,600	783,662

		3,550,253

Switzerland (11.8%)(a)
Capital Markets (3.5%)
Julius Baer Holding AG	37,851	2,659,558

Electrical Equipment (4.3%)
ABB Ltd.	128,900	3,224,869

Food Products (4.0%)
Nestle SA	6,820	3,054,129

		8,938,556

	Shares or
	Principal
	Amount	Value
United Kingdom (16.4%)(a)
Airline (1.3%)
British Airways PLC*	146,387	$977,238

Commercial Bank (1.0%)
Barclays PLC	81,000	764,520

Food & Staples Retailing (4.3%)
Tesco PLC	387,300	3,237,265

Metals & Mining (4.9%)
Rio Tinto PLC	36,700	3,674,033

Tobacco (0.6%)
Imperial Tobacco Group PLC	9,389	459,208

Wireless Telecommunication Services (4.3%)
Vodafone Group PLC	940,100	3,288,320

		12,400,584

United States (30.5%)
Aerospace & Defense (7.4%)
Boeing Co. (The)	37,520	3,120,914
Lockheed Martin Corp.	23,000	2,482,160

		5,603,074

Biotechnology (1.4%)
Gilead Sciences, Inc.*	23,800	1,087,422

Capital Markets (2.6%)
Invesco Ltd.	72,400	1,970,728

Chemicals (2.4%)
Mosaic Co. (The)*	20,100	1,829,301

Computers & Peripherals (1.8%)
Apple, Inc.*	10,340	1,399,622

Energy Equipment & Services (2.3%)
Transocean, Inc.*	14,274	1,750,022

Hotels, Restaurants & Leisure (3.4%)
McDonald’s Corp.	48,370	2,590,213

Machinery (2.8%)
Deere & Co.	23,800	2,088,688

Oil, Gas & Consumable Fuels (3.1%)
Hess Corp.	25,670	2,331,606

Software (2.2%)
Oracle Corp.*	81,600	1,676,880

Textiles, Apparel & Luxury Goods (1.1%)
Polo Ralph Lauren Corp.	13,700	830,083

		23,157,639

Total Common Stocks		73,506,227

Repurchase Agreements (4.0%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $2,343,390, collateralized by U.S. Government Agency Mortgages with a market value of $2,390,070	$2,343,206	2,343,206
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $659,910, collateralized by U.S. Government Agency Mortgages with a market value of $673,055	659,858	659,858

Total Repurchase Agreements		3,003,064

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Worldwide Leaders Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (3.8%)
Repurchase Agreement (3.8%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,073,239, collateralized by U.S. Government Agency Mortgages with a market value of $1,094,613	$1,073,150	$1,073,150

Total Investments
(Cost $76,367,434) (c) — 102.3%		77,582,441

Liabilities in excess of other assets — (2.3)%		(1,764,923)

NET ASSETS — 100.0%		$75,817,518

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of January 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide China Opportunities Fund

	Shares	Value
Common Stocks (99.3%)
Canada (1.2%)
Metals & Mining (1.2%)
Silvercorp Metals, Inc.	111,100	$1,034,852

China (44.2%)
Commercial Banks (9.1%)(a)
China Construction Bank Corp., Class H	5,244,000	3,673,584
China Merchants Bank Co. Ltd.	494,500	1,743,456
Industrial & Commercial Bank of China	4,017,000	2,418,190

		7,835,230

Construction & Engineering (2.5%)(a)
China Communications Construction Co. Ltd.	885,000	2,120,762

Construction Materials (0.9%)(a)
Anhui Conch Cement Co. Ltd.	144,000	780,351

Electrical Equipment (3.4%)
Byd Co. Ltd.(a)	103,500	572,949
Dongfang Electric Corp. Ltd(a)	200,000	1,189,408
Suntech Power Holdings Co. Ltd. ADR*	21,500	1,176,695

		2,939,052

Energy Equipment & Services (0.8%)(a)
China Oilfield Services Ltd.	380,000	692,229

Food Products (1.2%)
Uni-President China Holdings Ltd.*(a)	1,774,000	1,007,890

Health Care Equipment (0.4%)
Shandong Weigao Group Medical Polymer Co. Ltd.(a)	188,000	317,300

Insurance (1.9%)(a)
China Life Insurance Co. Ltd.	304,000	1,094,689
Ping An Insurance (Group) Co. of China Ltd.	75,000	529,367

		1,624,056

Internet Software & Services (1.1%)(b)
Alibaba.com Ltd.*(a)	408,500	967,118

Machinery (0.7%)(a)
Yangzijiang Shipbuilding Holdings Ltd.*	615,000	561,594

Marine (2.4%)(a)
China Shipping Development Co. Ltd.	804,000	2,074,252

Media (2.3%)
AirMedia Group, Inc.* ADR	8,500	194,565
Focus Media Holding Ltd. ADR*	37,500	1,801,875

		1,996,440

Metals & Mining (3.3%)
China Molybdenum Co. Ltd.*(a)	1,167,000	1,276,137
Hidili Industry International Development Ltd.*(a)	1,128,000	1,553,707

		2,829,844

Multiline Retail (1.5%)(a)
Parkson Retail Group Ltd.	147,000	1,266,337

Oil, Gas & Consumable Fuels (8.2%)(a)
China Coal Energy Co., Class H	825,000	1,928,743
China Shenhua Energy Co.	384,500	2,003,307
PetroChina Co. Ltd.	2,214,000	3,058,621

		6,990,671

Real Estate Management & Development (1.3%)(a)
KWG Property Holding Ltd.*	1,205,500	1,150,157

Textiles, Apparel & Luxury Goods (2.1%)
China Dongxiang Group Co.*(a)	2,469,385	1,497,979
China Sky Chemical Fibre Co. Ltd.(a)	341,000	339,364

		1,837,343

Transportation Infrastructure (1.1%)(a)
Dalian Port Co. Ltd., Class H	1,614,000	935,539

		37,926,165

Hong Kong (51.5%)
Auto Components (2.1%)(a)
Minth Group Ltd.	646,000	726,246
Xinyi Glass Holdings Co. Ltd.	1,364,000	1,104,537

		1,830,783

Capital Markets (0.2%)(a)
Regent Pacific Group Ltd.*	1,499,000	145,907

Chemicals (1.3%)(a)
Sinofert Holdings Ltd.	1,406,000	1,126,088

Commercial Bank (3.0%)(a)
BOC Hong Kong Holdings Ltd.	1,034,500	2,586,683

Communications Equipment (1.5%)
AAC Acoustic Technology Holdings, Inc.*(a)	1,384,000	1,293,956

Construction & Engineering (1.0%)(a)
China State Construction International Holdings Ltd.	6,000	9,288
HKC Holdings Ltd.	3,909,842	835,021

		844,309

Construction Materials (0.5%)
Prosperity Minerals Holdings Ltd.(a)	149,294	412,225

Containers & Packaging (0.7%)(a)
AMVIG Holdings Ltd.	499,000	593,888

Distributor (1.6%)(a)
Huabao International Holdings Ltd.	1,465,000	1,337,272

Diversified Financial Services (0.5%)(a)
Hong Kong Exchanges & Clearing Ltd.	22,500	469,195

Diversified Telecommunication Services (0.7%)(a)
Citic 1616 Holdings Ltd.	2,851,000	629,407

Energy Equipment & Services (0.1%)(a)
Anhui Tianda Oil Pipe Co. Ltd., Class H	334,000	130,458

Food Products (1.5%)(a)
China Agri-Industries Holdings Ltd.*	2,139,000	1,267,022

Health Care (0.0%)(a)
Moulin Global Eyecare Holdings Ltd.*	272,000	0

Independent Power Producers & Energy Traders (0.5%)(a)
China Resources Power Holdings Co.	172,000	412,002

Insurance (1.5%)(a)
China Insurance International Holdings Co. Ltd.*	633,000	1,307,131

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide China Opportunities Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Hong Kong (continued)
Leisure Equipment & Products (1.7%)(a)
Li Ning Co. Ltd.	524,000	$1,456,787

Marine (2.3%)(a)
Pacific Basin Shipping Ltd.	1,394,000	1,957,931

Multiline Retail (1.0%)(a)
Lifestyle International Holdings Ltd.	310,000	820,049

Oil, Gas & Consumable Fuels (4.9%)
CNOOC Ltd ADR	6,000	874,380
CNOOC Ltd.(a)	1,218,000	1,721,579
CNPC Hong Kong Ltd.(a)	3,440,000	1,629,416

		4,225,375

Paper & Forest Products (0.6%)(a)
Nine Dragons Paper Holdings Ltd.	299,000	488,517

Real Estate Management & Development (14.1%)(a)
Agile Property Holdings Ltd.	364,000	407,506
Cheung Kong Holdings Ltd.	177,000	2,870,057
Chinese Estates Holdings Ltd.	765,193	1,270,458
Kerry Properties Ltd.	268,553	1,810,435
Midland Holdings Ltd.	634,000	954,502
New World Development Co. Ltd.	652,276	1,997,332
Shimao Property Holdings Ltd.	664,000	1,181,779
Swire Pacific Ltd., Class A	117,000	1,588,892

		12,080,961

Specialty Retail (0.5%)(a)
Dickson Concepts International Ltd.	572,500	427,411

Textiles, Apparel & Luxury Goods (0.4%)(a)
China Ting Group Holdings Ltd.	1,826,000	358,260

Wireless Telecommunication Services (9.3%)
China Mobile Ltd.(a)	405,500	5,978,483
China Mobile Ltd. ADR	27,059	2,045,660

		8,024,143

		44,225,760

Singapore (2.4%)(a)
Marine (2.4%)
CosCo Corp. Singapore Ltd.	640,000	2,064,829

Total Common Stocks		85,251,606

Participation Note (0.0%)
China (0.0%)
Commercial Bank (0.0%)
Shenzhen Development Bank 0.00%, 02/08/10	59	274

	Principal
	Amount	Value
Repurchase Agreements (1.3%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $824,812, collateralized by U.S. Government Agency Mortgages with a market value of $841,242	$824,747	$824,747
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $232,271, collateralized by U.S. Government Agency Mortgages with a market value of $236,898	232,253	232,253

Total Repurchase Agreements		1,057,000

Warrants* (0.0%)
Hong Kong (0.0%)
Hong Kong Construction Holdings, Ltd. Warrants	350,000	13,466

Total Investments
(Cost $96,090,505) (c) — 100.6%		86,322,346

Liabilities in excess of other assets — (0.6)%		(479,951)

NET ASSETS — 100.0%		$85,842,395

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Emerging Markets Fund

	Shares	Value
Common Stocks (91.5%)
Bermuda (0.8%)
Commercial Bank (0.8%)
Credicorp Ltd.	12,291	$880,281

Brazil (17.0%)
Beverages (0.9%)
Companhia de Bebidas das Americas ADR	14,308	1,017,013

Commercial Banks (2.5%)
Banco Bradesco SA, Preferred Shares	55,520	1,475,796
Unibanco GDR	10,800	1,412,640

		2,888,436

Diversified Telecommunication Services (1.4%)
Brasil Telecom Participacoes SA ADR	22,279	1,555,520

Energy Company (1.3%)
MPX Mineracao e Energia SA*	3,300	1,501,706

Insurance (0.4%)
Porto Seguro SA	15,400	489,243

Metals & Mining (2.8%)
Companhia Vale do Rio Doce, Preferred Shares, Class A	124,840	3,179,230

Multiline Retail (1.5%)
Lojas Renner SA	112,400	1,764,642

Oil, Gas & Consumable Fuels (5.1%)
Petroleo Brasileiro SA ADR	52,800	5,868,192

Transportation Infrastructure (1.1%)
Companhia de Concessoes Rodoviarias	77,895	1,256,157

		19,520,139

China (8.5%)
Commercial Bank (1.8%)(a)
China Construction Bank Corp., Class H	2,871,000	2,011,224

Construction Materials (0.9%)(a)
Anhui Conch Cement Co. Ltd.	191,300	1,036,674

Electrical Equipment (1.1%)
Suntech Power Holdings Co. Ltd. ADR*	22,300	1,220,479

Insurance (0.7%)(a)
Ping An Insurance (Group) Co. of China Ltd.	122,500	864,633

Media (0.8%)
Focus Media Holding Ltd. ADR*	19,400	932,170

Oil, Gas & Consumable Fuels (2.8%)(a)
China Shenhua Energy Co. Ltd	411,000	2,141,376
PetroChina Co. Ltd.	783,200	1,081,984

		3,223,360

Textiles, Apparel & Luxury Goods (0.4%)
China Dongxiang Group Co.*(a)	671,497	407,344

		9,695,884

Czech Republic (2.0%)(a)
Electric Utility (2.0%)
CEZ AS	33,900	2,331,119

Hong Kong (8.2%)
Chemicals (1.2%)(a)
Sinofert Holdings Ltd.	1,638,000	1,311,901

Independent Power Producers & Energy Traders (1.2%)(a)
China Resources Power Holdings Co. Ltd.	544,300	1,303,793

Internet Software & Services (0.3%)(b)
Alibaba.com Ltd.*(a)	158,500	375,247

Marine (1.0%)(a)
Pacific Basin Shipping Ltd.	844,400	1,185,995

Oil, Gas & Consumable Fuels (0.7%)(a)
CNOOC Ltd.	563,000	795,771
Real Estate Management & Development (1.0%)(a)
Agile Property Holdings Ltd.	124,000	138,821
Shimao Property Holdings Ltd.	586,400	1,043,668

		1,182,489

Wireless Telecommunication Services (2.8%)(a)
China Mobile Ltd.	217,100	3,200,810

		9,356,006

India (0.9%)
IT Services (0.9%)
Satyam Computer Services Ltd. ADR	42,206	1,027,716

Indonesia (1.6%)(a)
Automobiles (1.6%)
PT Astra International Tbk	610,000	1,839,180

Israel (1.8%)
Chemicals (0.8%)(a)
Makhteshim-Agan Industries Ltd.*	112,038	889,922

Pharmaceutical (1.0%)
Teva Pharmaceutical Industries Ltd. ADR	24,700	1,137,188

		2,027,110

Kazakhstan (1.2%)(a)
Oil, Gas & Consumable Fuels (1.2%)
KazMunaiGas Exploration Production GDR	53,800	1,416,042

Luxembourg (0.5%)
Energy Equipment & Services (0.5%)
Tenaris SA ADR	14,800	591,852

Malaysia (3.2%)(a)
Commercial Bank (1.1%)
Bumiputra Commerce Holdings Bhd	398,300	1,279,544

Food Products (1.2%)
IOI Corp. Bhd	592,070	1,315,548

Hotels, Restaurants & Leisure (0.9%)
Genting Bhd	464,000	1,057,334

		3,652,426

Mexico (5.4%)
Commercial Bank (1.2%)
Grupo Financiero Banorte SAB de CV	323,679	1,335,135

Food & Staples Retailing (0.6%)
Wal-Mart de Mexico SAB de CV	196,541	704,876

Metals & Mining (1.7%)
Grupo Mexico SAB de CV, Series B	185,935	1,090,331
Industrias CH SAB de CV, Series B*	242,600	861,995

		1,952,326

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Emerging Markets Fund

	Shares	Value
Common Stocks (continued)
Mexico (continued)
Wireless Telecommunication Services (1.9%)
America Movil SAB de C.V., Series L ADR	36,008	$2,157,239

		6,149,576

Morocco (0.3%)(a)
Real Estate Management & Development (0.3%)
Compagnie Generale Immobiliere	1,012	321,723

Poland (0.7%)(a)
Commercial Bank (0.7%)
Bank Zachodni WBK SA	10,724	841,444

Republic of Korea (11.7%)
Airline (0.7%)(a)
Korean Air Lines Co. Ltd.	10,563	765,483

Building Products (0.5%)(a)
KCC Corp.	1,427	560,017

Chemicals (1.1%)(a)
LG Chem Ltd.	14,955	1,252,907

Commercial Banks (2.1%)(a)
Industrial Bank of Korea	86,200	1,586,626
Shinhan Financial Group Co. Ltd.	14,680	785,984

		2,372,610

Construction & Engineering (0.8%)(a)
Hyundai Development Co.	13,095	935,783

Insurance (1.0%)(a)
Samsung Fire & Marine Insurance Co. Ltd.	5,923	1,183,821

Machinery (1.3%)
Hanjin Heavy Industries & Construction Co. Ltd.*(a)	17,667	773,177
Hyundai Heavy Industries(a)	2,087	702,304

		1,475,481

Metals & Mining (1.9%)(a)
POSCO	4,031	2,194,257

Semiconductors & Semiconductor Equipment (2.3%)
Samsung Electronics Co. Ltd.(a)	3,090	1,969,050
Samsung Electronics Co. Ltd., Preferred Shares, GDR	3,306	733,932

		2,702,982

		13,443,341

Russian Federation (11.8%)
Automobiles (1.3%)(a)
JSC Severstal-Avto	29,485	1,486,989

Chemicals (0.8%)
Uralkali GDR*	29,158	925,767

Commercial Bank (2.3%)(a)
Sberbank	702,000	2,596,405

Metals & Mining (1.3%)
Chelyabinsk Zinc Plant GDR*	8,900	77,875
MMC Norilsk Nickel ADR	5,850	1,420,088

		1,497,963

Oil, Gas & Consumable Fuels (3.9%)
Gazprom OAO ADR	93,108	4,473,839

Transportation Infrastructure (0.2%)
Novorossiysk Commercial Sea Port GDR*	18,219	258,892

Wireless Telecommunication Services (2.0%)
Mobile Telesystems OJSC ADR	28,160	2,342,067

		13,581,922

South Africa (4.3%)
Chemicals (0.1%)
Freeworld Coatings Ltd.*(a)	66,940	76,175

Commercial Bank (0.8%)(a)
ABSA Group Ltd.	65,500	899,776

Industrial Conglomerate (0.8%)(a)
Barloworld Ltd.	80,629	964,319

Metals & Mining (0.5%)(a)
Impala Platinum Holdings Ltd.	14,100	536,768

Oil, Gas & Consumable Fuels (0.7%)(a)
Sasol Ltd.	17,461	840,935

Wireless Telecommunication Services (1.4%)(a)
MTN Group Ltd.	102,552	1,639,561

		4,957,534

Taiwan (6.9%)
Chemicals (0.6%)(a)
Nan Ya Plastic Corp.	323,000	648,315

Computers & Peripherals (0.7%)
InnoLux Display Corp.(a)	105,000	225,464
InnoLux Display Corp. GDR*	155,600	637,960

		863,424

Construction Materials (0.9%)
Taiwan Cement Corp.(a)	816,280	1,061,225

Electronic Equipment & Instruments (0.9%)(a)
HannStar Display Corp.*	572	215
HON HAI Precision Industry Co. Ltd.	190,400	1,022,433

		1,022,648

Insurance (0.7%)(a)
Shin Kong Financial Holding Co. Ltd.	1,186,470	822,007

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Semiconductor Engineering, Inc.(a)	1,262,594	1,106,056
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	993,154	1,861,485
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	62,262	577,791

		3,545,332

		7,962,951

Thailand (2.7%)(a)
Oil, Gas & Consumable Fuels (2.7%)
Banpu PCL	161,573	2,146,177
PTT Exploration and Production PCL	203,400	906,055

		3,052,232

Turkey (2.0%)(a)
Commercial Bank (1.1%)
Turkiye Vakiflar Bankasi Tao	467,315	1,182,364

Wireless Telecommunication Services (0.9%)
Turkcell Iletisim Hizmetleri AS	115,090	1,050,505

		2,232,869

Total Common Stocks		104,881,347

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Emerging Markets Fund

	Shares	Value
Participation Notes (7.7%)
Egypt (0.5%)
Talaat Moustafa Group, 0.00%, 11/24/08*	280,200	$627,648

India (6.7%)
Bharti Airtel Ltd., 0.00%, 01/24/17*	116,728	2,545,838
MAX India Ltd., 0.00%, 07/12/10*	119,715	652,447
Reliance Capital Ltd., 0.00%, 09/20/11	11,067	528,339
Reliance Industries Ltd., 0.00%, 03/09/09	34,851	2,194,219
Tata Power Co., 0.00%, 03/28/12	18,616	604,275
Unitech Ltd., 0.00%, 07/08/10	115,860	1,114,573

		7,639,691

Pakistan (0.0%)
Muslim Commercial Bank Ltd., 0.00%, 09/22/09	1,900	11,799

United Arab Emirates (0.5%)
Union National Bank, 0.00%, 10/05/10	218,851	593,086

Total Participation Notes		8,872,224

Rights (0.0%)
Brazil (0.0%)
Banco Bradesco S.A., Preferred Shares, Expiring 02/18/08	766	1,739

Total Rights		1,739

Total Investments
(Cost $103,582,925) (c) — 99.2%		113,755,310
Other assets in excess of liabilities — 0.8%		884,409

NET ASSETS — 100.0%		$114,639,719

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	Illiquid security.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide International Growth Fund

	Shares	Value
Common Stocks (94.5%)
Australia (4.1%)(a)
Biotechnology (1.9%)
CSL Ltd.	175,760	$5,500,968

IT Services (1.3%)
Computershare Ltd.	550,020	4,005,170

Metals & Mining (0.9%)
MacArthur Coal Ltd.	309,600	2,814,405

		12,320,543

Austria (1.6%)(a)
Oil, Gas & Consumable Fuels (1.6%)
OMV AG	67,250	4,850,059

Brazil (6.5%)
Commercial Bank (1.7%)
Unibanco GDR	39,600	5,179,680

Metals & Mining (2.2%)
Companhia Vale do Rio Doce ADR	252,960	6,584,549

Oil, Gas & Consumable Fuels (2.6%)
Petroleo Brasileiro SA ADR	82,400	7,688,744

		19,452,973

Canada (2.7%)
Chemicals (1.3%)
Agrium, Inc.	61,400	3,955,388

Metals & Mining (1.4%)
HudBay Minerals, Inc.	222,540	4,094,754

		8,050,142

China (1.9%)(a)
Commercial Bank (0.7%)(a)
China Construction Bank Corp., Class H	3,181,000	2,228,389

Construction & Engineering (1.2%)
China Communications Construction Co. Ltd.	1,444,000	3,460,317

		5,688,706

Finland (4.2%)(a)
Communications Equipment (2.7%)
Nokia OYJ	218,580	8,047,568

Electric Utility (1.5%)
Fortum OYJ	107,200	4,345,289

		12,392,857

France (6.8%)(a)
Commercial Bank (1.1%)
Societe Generale	25,800	3,240,371

Diversified Telecommunication Services (2.3%)
France Telecom SA	191,200	6,742,322

Electrical Equipment (1.5%)
Alstom	22,110	4,464,251

Oil, Gas & Consumable Fuels (1.9%)
Total SA	80,080	5,827,322

		20,274,266

Germany (7.2%)(a)
Automobiles (2.3%)
Volkswagen AG	30,540	6,927,868

Chemicals (1.8%)
Bayer AG	64,100	5,289,350

Electric Utility (2.0%)
E. ON AG	32,200	5,959,765

Machinery (1.1%)
MAN AG	27,710	3,437,065

		21,614,048

Hong Kong (7.3%)
Industrial Conglomerate (1.3%)(a)
Hutchison Whampoa Ltd.	390,000	3,839,548

Marine (0.8%)(a)
Pacific Basin Shipping Ltd.	1,639,000	2,302,044

Real Estate Management & Development (3.3%)(a)
Cheung Kong Holdings Ltd.	240,000	3,891,603
New World Development Co. Ltd.	1,904,000	5,830,232

		9,721,835

Wireless Telecommunication Services (1.9%)
China Mobile Ltd. ADR	75,400	5,700,240

		21,563,667

Israel (2.1%)
Pharmaceutical (2.1%)
Teva Pharmaceutical Industries Ltd. ADR	133,000	6,123,320

Italy (1.4%)(a)
Automobiles (1.4%)
Fiat SpA	181,990	4,273,250

Japan (5.8%)(a)
Automobiles (1.0%)
Suzuki Motor Corp.	115,200	2,897,236

Marine (0.9%)
Mitsui OSK Lines Ltd.	233,000	2,860,732

Software (2.1%)
Nintendo Co. Ltd.	12,200	6,170,205

Tobacco (1.8%)
Japan Tobacco, Inc.	992	5,265,252

		17,193,425

Kazakhstan (0.8%)(a)
Oil, Gas & Consumable Fuels (0.8%)
KazMunaiGas Exploration Production GDR	94,500	2,487,286

Luxembourg (1.8%)
Metals & Mining (1.8%)
ArcelorMittal	83,650	5,478,682

Mexico (0.9%)
Commercial Bank (0.9%)
Grupo Financiero Banorte SAB de CV	626,870	2,585,759

Netherlands (1.2%)
Machinery (1.2%)
CNH Global NV	69,800	3,452,308

Portugal (0.9%)
Oil, Gas & Consumable Fuels (0.9%)
Galp Energia SGPS SA*(a)	124,500	2,832,626

Russian Federation (0.7%)
Retail (0.7%)
M Video*(a)	340,600	2,220,712

South Africa (1.8%)(a)
Wireless Telecommunication Services (1.8%)
MTN Group Ltd.	330,900	5,290,298

Spain (2.4%)(a)
Diversified Telecommunication Services (2.4%)
Telefonica SA	246,320	7,199,859

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Growth Fund

	Shares	Value
Common Stocks (continued)
Switzerland (7.6%)(a)
Capital Markets (1.4%)
Julius Baer Holding AG	61,670	$4,333,174

Chemicals (2.1%)
Syngenta AG	23,990	6,328,339

Electrical Equipment (1.2%)
ABB Ltd.	146,070	3,654,434

Food Products (1.9%)
Nestle SA	12,680	5,678,351

Insurance (1.0%)
Zurich Financial Services AG	9,920	2,841,197

		22,835,495

United Kingdom (20.5%)
Aerospace & Defense (1.4%)
Rolls-Royce Group PLC(a)	429,789	4,057,325
Rolls-Royce Group PLC, B Shares(a)	1,548	3

		4,057,328

Airline (0.7%)(a)
British Airways PLC*	336,740	2,247,979

Food & Staples Retailing (1.4%)(a)
Tesco PLC	487,600	4,075,627

Independent Power Producers & Energy Traders (1.2%)(a)
International Power PLC	456,700	3,645,749

Metals & Mining (3.9%)(a)
Rio Tinto PLC	67,260	6,733,392
Xstrata PLC	63,550	4,892,317

		11,625,709

Oil, Gas & Consumable Fuels (4.4%)(a)
BG Group PLC	307,400	6,781,098
Royal Dutch Shell PLC, Class A	178,530	6,384,488

		13,165,586

Tobacco (3.5%)(a)
British American Tobacco PLC	120,100	4,301,778
Imperial Tobacco Group PLC	124,340	6,081,366

		10,383,144

Water Utility (1.5%)(a)
Pennon Group PLC	342,866	4,531,593

Wireless Telecommunication Services (2.5%)(a)
Vodafone Group PLC	2,142,200	7,493,074

		61,225,789

United States (4.3%)
Chemicals (1.9%)
Mosaic Co. (The)*	60,780	5,531,588

Energy Equipment & Services (1.0%)
Transocean, Inc.*	25,212	3,091,054

Oil, Gas & Consumable Fuels (1.4%)
Apache Corp.	42,800	4,084,832

		12,707,474

Total Common Stocks		282,113,544

Participation Notes (1.0%)
India (1.0%)
Bharti Airtel Ltd., 0.00%, 01/24/17*	130,000	2,835,300

Total Participation Notes		2,835,300

	Principal
	Amount	Value
Repurchase Agreements (2.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $6,330,477, collateralized by U.S. Government Agency Mortgages with a market value of $6,456,579	$6,329,980	$6,329,980
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,782,692, collateralized by U.S. Government Agency Mortgages with a market value of $1,818,203	1,782,552	1,782,552

Total Repurchase Agreements		8,112,532

Total Investments
(Cost $282,126,147) (b) — 98.2%		293,061,376

Other assets in excess of liabilities — 1.8%		5,393,568

NET ASSETS — 100.0%		$298,454,944

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Micro Cap Equity Fund

	Shares	Value
Common Stocks (97.5%)
Aerospace & Defense (2.5%)
Limco-Piedmont, Inc.*	64,600	$452,200
LMI Aerospace, Inc.*(a)	35,316	712,677

		1,164,877

Air Freight & Logistics (1.0%)(a)
Dynamex, Inc.*	18,500	460,835

Capital Markets (3.1%)
FirstCity Financial Corp.*	92,300	774,397
Penson Worldwide, Inc.*	29,600	286,824
Rodman & Renshaw Capital Group, Inc.*	141,300	367,380

		1,428,601

Chemicals (0.1%)(a)
Industrial Enterprises of America, Inc.*	95,927	37,412

Commercial Banks (4.0%)
Cardinal Financial Corp.	60,000	499,800
Gateway Financial Holdings, Inc.	43,100	467,635
Superior Bancorp*(a)	99,000	573,210
Vineyard National Bancorp Co.(a)	41,300	324,618

		1,865,263

Commercial Services & Supplies (1.7%)
GP Strategies Corp.*	76,300	811,069

Communications Equipment (1.6%)(a)
Globecomm Systems, Inc.*	81,000	758,970

Consumer Finance (1.6%)(a)
Cash Systems, Inc.*	175,400	752,466

Diversified Consumer Services (1.4%)(a)
ChinaCast Education Corp.*	110,000	652,300

Diversified Financial Services (1.5%)
Medallion Financial Corp.	70,000	697,200

Electrical Equipment (3.3%)
BTU International, Inc.*(a)	64,493	754,568
LaBarge, Inc.*	54,900	759,267

		1,513,835

Electronic Equipment & Instruments (5.1%)
Cyberoptics Corp.*(a)	34,090	350,445
IntriCon Corp.*	52,000	572,000
Iteris, Inc.*	303,700	844,286
Spectrum Control, Inc.*	64,000	586,880

		2,353,611

Energy Equipment & Services (4.5%)
Bolt Technology Corp.*(a)	27,750	535,575
ENGlobal Corp.*(a)	49,200	474,288
OMNI Energy Services Corp.*(a)	138,500	548,460
TGC Industries, Inc.*	70,000	545,300

		2,103,623

Health Care Equipment & Supplies (15.9%)
Angiodynamics, Inc.*	40,000	810,800
Anika Therapeutics, Inc.*(a)	54,500	598,955
CryoLife, Inc.*(a)	100,000	695,000
Cynosure, Inc.*	28,800	715,104
LeMaitre Vascular, Inc.*	95,000	522,500
MTS Medication Technologies, Inc.*	60,000	747,000
Neogen Corp.*	22,800	546,972
Rockwell Medical Technologies, Inc.*(a)	110,000	720,500
Strategic Diagnostics, Inc.*	150,000	700,500
ThermoGenesis Corp.*	400,000	712,000
Trinity Biotech PLC Sponsor ADR-IE*	90,000	594,900

		7,364,231

Health Care Providers & Services (6.3%)
Allied Healthcare International, Inc.*	350,000	784,000
Bio-Reference Laboratories, Inc.*	25,936	710,646
Health Grades, Inc.*	140,000	803,600
I-Trax, Inc.*(a)	203,100	647,889

		2,946,135

Health Care Technology (1.2%)
Starlims Technologies Ltd.*	19,361	143,271
Transcend Services, Inc.*	40,300	391,313

		534,584

Insurance (1.6%)(a)
21st Century Holding Co.	60,000	745,800

Internet & Catalog Retail (2.0%)(a)
PC Mall, Inc.*	99,908	939,135

Internet Software & Services (6.1%)
LivePerson, Inc.*	134,400	524,160
TheStreet.com, Inc.(a)	69,800	774,780
Think Partnership, Inc.*	573,700	763,021
Website Pros, Inc.*	81,500	791,365

		2,853,326

IT Services (1.8%)
NCI, Inc.*	53,200	824,600

Life Sciences Tools & Services (1.3%)
MEDTOX Scientific, Inc.*	32,900	581,343

Machinery (4.8%)
Flow International Corp.*	64,600	602,072
Hurco Co., Inc.*	15,009	548,879
Sun Hydraulics Corp.	21,180	487,140
Titan Machinery, Inc.*	34,900	575,152

		2,213,243

Pharmaceutical (1.7%)
Obagi Medical Products, Inc.*	52,600	782,688

Semiconductors & Semiconductor Equipment (7.7%)
Amtech Systems, Inc.*	55,400	566,188
AXT, Inc.*	8,783	49,361
FSI International, Inc.*(a)	277,000	493,060
NVE Corp.*	11,393	323,903
Pericom Semiconductor Corp.*	51,000	691,560
Techwell, Inc.*	73,000	759,930
Ultra Clean Holdings, Inc.*(a)	70,800	693,132

		3,577,134

Software (10.6%)
BluePhoenix Solutions Ltd.*	38,600	575,526
Double-Take Software, Inc.*	39,100	606,050
Radiant Systems, Inc.*	61,400	746,624
Smith Micro Software, Inc.*(a)	80,000	602,400
SumTotal Systems, Inc.*	124,200	536,544
Synplicity, Inc.*	110,800	573,944
TeleCommunication Systems, Inc.*	215,000	767,550
Versant Corp.*	19,200	511,488

		4,920,126

Textiles, Apparel & Luxury Goods (4.0%)
Fuqi International, Inc.*	100,000	852,000
Hartmarx Corp.*	151,100	407,970
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Micro Cap Equity Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (continued)
Volcom, Inc.*	29,800	$601,364

		1,861,334

Transportation (1.1%)
Celadon Group, Inc.*	53,000	505,620

Total Common Stocks		45,249,361

Repurchase Agreements (3.2%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,155,620, collateralized by U.S. Government Agency Mortgages with a market value of $1,178,640	$1,155,529	1,155,529
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $325,428, collateralized by U.S. Government Agency Mortgages with a market value of $331,910	325,402	325,402

Total Repurchase Agreements		1,480,931

Securities Purchased With Collateral For Securities On Loan (17.2%)
Repurchase Agreement (17.2%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $7,964,846, collateralized by U.S. Government Agency Mortgages with a market value of $8,123,466	7,964,182	7,964,182

Total Securities Purchased With Collateral For Securities On Loan		7,964,182

Total Investments
(Cost $62,941,014) (b) — 117.9%		54,694,474

Liabilities in excess of other assets — (17.9)%		(8,289,196)

NET ASSETS — 100.0%		$46,405,278

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Shares	Value
Common Stocks — Long positions (73.4%)(a)
Aerospace & Defense (2.7%)
Precision Castparts Corp.	18,870	$2,147,406
Rockwell Collins, Inc.	24,480	1,547,136
		3,694,542

Beverages (2.1%)
Molson Coors Brewing Co.	63,730	2,846,819
Biotechnology (2.1%)
Gilead Sciences, Inc.*	36,220	1,654,892
United Therapeutics Corp.*	14,160	1,189,157

		2,844,049

Capital Markets (4.6%)
Goldman Sachs Group, Inc. (The)	15,400	3,091,858
Invesco Ltd.	74,210	2,019,996
TD Ameritrade Holding Corp.*	55,380	1,038,929

		6,150,783

Chemicals (1.3%)
Monsanto Co.	15,979	1,796,679

Commercial Bank (0.7%)
TCF Financial Corp.	43,600	926,500
Communications Equipment (6.0%)
Cisco Systems, Inc.*	153,480	3,760,260
Corning, Inc.	58,130	1,399,189
Foundry Networks, Inc.*	67,550	932,190
Nokia OYJ ADR — FI	54,300	2,006,385

		8,098,024

Computers & Peripherals (2.9%)
EMC Corp.*	119,920	1,903,130
Network Appliance, Inc.*	85,300	1,980,666

		3,883,796

Consumer Finance (1.5%)
American Express Co.	24,600	1,213,272
Capital One Financial Corp.	15,700	860,517

		2,073,789

Diversified Financial Services (3.6%)
CIT Group, Inc.	64,300	1,797,828
IntercontinentalExchange, Inc.*	9,550	1,336,618
JPMorgan Chase & Co.	35,550	1,690,402

		4,824,848

Diversified Telecommunication Services (1.3%)
AT&T, Inc.	45,800	1,762,842

Electrical Equipment (1.9%)
Ametek, Inc.	30,505	1,343,440
First Solar, Inc.*	7,050	1,281,479

		2,624,919

Energy Equipment & Services (2.1%)
Transocean, Inc.*	12,315	1,509,819
Weatherford International Ltd.*	20,900	1,291,829

		2,801,648

Food & Staples Retailing (2.9%)
CVS Caremark Corp.	51,870	2,026,561
Wal-Mart Stores, Inc.	37,000	1,882,560

		3,909,121

Food Products (0.2%)
Kraft Foods, Inc.	10,525	307,962

Health Care Equipment & Supplies(2.7%)
Baxter International, Inc.	44,420	2,698,071
Hologic, Inc.*	15,550	1,000,798

		3,698,869

Health Care Providers & Services (0.9%)
Aetna, Inc.	23,800	1,267,588

Hotels, Restaurants & Leisure (7.1%)
Carnival Corp.	40,200	1,788,498
Darden Restaurants, Inc.	51,300	1,452,816
McDonald’s Corp.	46,750	2,503,462
MGM Mirage*	18,400	1,347,248
Penn National Gaming, Inc.*	47,770	2,491,206

		9,583,230

Industrial Conglomerate (1.2%)
McDermott International, Inc.*	33,950	1,601,761

Internet Software & Services (2.5%)
Akamai Technologies, Inc.*	45,200	1,365,040
Google, Inc., Class A*	3,540	1,997,622
		3,362,662
IT Services (1.4%)
Cognizant Technology Solutions Corp.*	50,300	1,403,370
Genpact Ltd.*	44,600	541,890

		1,945,260
Life Sciences Tools & Services (2.6%)
Charles River Laboratories International, Inc.*	15,940	989,874
Illumina, Inc.*	11,850	754,845
Thermo Fisher Scientific, Inc.*	33,940	1,747,571

		3,492,290

Oil, Gas & Consumable Fuels (4.1%)
Arch Coal, Inc.	16,000	704,000
Massey Energy Co.	18,800	698,984
Occidental Petroleum Corp.	15,680	1,064,202
Southwestern Energy Co.*	25,400	1,420,114
XTO Energy, Inc.	31,312	1,626,345

		5,513,645

Pharmaceutical (0.8%)
Teva Pharmaceutical Industries Ltd. ADR — IL	22,350	1,028,994

Specialty Retail (2.7%)
Lowe’s Cos., Inc.	52,300	1,382,812
Pacific Sunwear Of California*	106,180	1,180,722
Zumiez, Inc.*	56,750	1,091,302

		3,654,836

Road & Rail (0.3%)
J.B. Hunt Transport Services, Inc.	14,764	459,160

Semiconductors & Semiconductor Equipment (3.9%)
Anadigics, Inc.*	73,750	736,763
Intel Corp.	81,300	1,723,560
Marvell Technology Group Ltd.*	115,650	1,372,765
MEMC Electronic Materials, Inc.*	9,550	682,443
Novellus Systems, Inc.*	28,800	684,288

		5,199,819

Software (6.7%)
Commvault Systems, Inc.*	54,000	1,005,480
McAfee, Inc.*	44,250	1,489,455
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Shares or
	Principal
	Amount	Value
Common Stocks — Long positions(a) (continued)
Software (continued)
MicroStrategy, Inc.*	14,250	$1,039,110
NAVTEQ Corp.*	51,860	3,832,454
Oracle Corp.*	85,360	1,754,148

		9,120,647

Textiles, Apparel & Luxury Goods (0.6%)
CROCS, Inc.*	22,000	765,380

Total Common Stocks — Long positions		99,240,462

Exchange Traded Fund — Long positions (2.6%)
Equity Fund (2.6%)
UltraShort Dow30 ProShares	63,720	3,501,414

Repurchase Agreements (28.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $29,686,676, collateralized by U.S. Government Agency Mortgages with a market value of $30,278,030	$29,684,343	29,684,343
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $8,359,909, collateralized by U.S. Government Agency Mortgages with a market value of $8,526,436	8,359,251	8,359,251

Total Repurchase Agreements		38,043,594

Total Investments
(Cost $141,834,564) (b) — 104.1%		140,785,470

Liabilities in excess of other assets — (4.1)%		(5,496,010)

NET ASSETS — 100.0%		$135,289,460

*	Denotes a non-income producing security.

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

IL	Israel
See Accompanying Notes to Statements of Investments

Statement of Securities Sold Short
January 31, 2008 (Unaudited)
Nationwide U.S. Growth Leaders Long-Short Fund

	Principal
	Amount	Value
Common Stocks — Short Positions (29.8%)
Beverages (0.9%)
Pepsi Bottling Group, Inc.	34,160	$1,190,476

Biotechnology (0.6%)
Vertex Pharmaceuticals, Inc.*	41,740	849,826

Capital Markets (3.1%)
Morgan Stanley	43,730	2,161,574
Piper Jaffray Cos., Inc.*	42,050	1,992,329

		4,153,903

Chemicals (1.1%)
Ecolab, Inc.	30,700	1,481,275

Commercial Banks (1.4%)
Cathay General Bancorp	20,200	523,786
Umpqua Holdings Corp.	83,400	1,367,760

		1,891,546

Commercial Services & Supplies (0.6%)
Navigant Consulting, Inc.*	72,750	861,360

Communications Equipment (0.6%)
Alcatel-Lucent ADR — FR	126,000	797,580

Containers & Packaging (0.6%)
Temple-Inland, Inc.	46,050	863,437

Electrical Equipment (0.5%)
Rockwell Automation, Inc.	10,600	604,412

Electronic Equipment & Instruments (0.9%)
Echelon Corp.*	34,500	453,330
TTM Technologies, Inc.*	78,100	794,277

		1,247,607

Energy Equipment & Services (3.7%)
ENSCO International, Inc.	27,760	1,419,091
National-Oilwell Varco, Inc.*	28,050	1,689,452
Smith International, Inc.	19,200	1,040,832
Superior Well Services, Inc.*	44,900	875,101

		5,024,476

Food Products (0.2%)
Kraft Foods, Inc.	10,525	307,961

Health Care Providers & Services (3.4%)
Express Scripts, Inc.*	22,800	1,538,772
HealthExtras, Inc.*	32,960	911,344
Molina Heathcare, Inc.*	22,700	774,297
Psychiatric Solutions, Inc.*	45,400	1,369,718

		4,594,131

Hotels, Restaurants & Leisure (1.5%)
Boyd Gaming Corp.	32,900	879,417
Chipotle Mexican Grill, Class A*	9,600	1,168,704

		2,048,121

Household Durables (0.8%)
Black & Decker Corp.	15,600	1,131,624

Internet Software & Services (1.1%)
Limelight Networks, Inc.*	93,400	654,734
SAVVIS, Inc.*	37,700	761,540

		1,416,274

IT Services (1.3%)
Sapient Corp.*	103,450	725,185
WNS Holdings Ltd. ADR — IN*	54,700	952,327

		1,677,512

Machinery (1.7%)
Illinois Tool Works, Inc.	46,440	2,340,576

Metals & Mining (0.6%)
Freeport-McMoRan Copper & Gold, Inc.	8,200	730,046

Real Estate Management & Development (0.8%)
St. Joe Co. (The)	28,050	1,088,901

Specialty Retail (1.9%)
Carmax, Inc.*	21,950	489,485
Chico’s FAS, Inc.*	127,500	1,375,725
LTD Brands, Inc.	38,200	729,238

		2,594,448

Semiconductors & Semiconductor Equipment (0.7%)
Kla-Tencor Corp.	23,500	981,830

Software (1.8%)
ANSYS, Inc.*	16,450	574,270
Autodesk, Inc.*	28,700	1,181,005
Blackboard, Inc.*	20,100	703,098

		2,458,373

Total Common Stocks — Short Positions (Proceeds $40,216,344)		40,335,695

Exchange Traded Fund — Short Positions (2.8%)
Equity Funds (2.8%)
Retail HOLDRs Trust	21,800	2,085,170
SPDR S&P Retail ETF	50,600	1,733,556

Total Exchange Traded Fund — Short Positions (Proceeds $3,621,100)		3,818,726

Total Securities Sold Short
(Proceeds $43,837,444) (a) — 32.6%		44,154,421

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FR	France

IN	India
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Asset-Backed Securities (2.3%)
Auto Loans (1.4%)
Ford Credit Auto Owner Trust, 5.42%, 07/15/09	$2,706,816	$2,715,425
Honda Auto Receivables Owner Trust, 5.12%, 10/15/10	6,551,000	6,650,232
Nissan Auto Receivables Owner Trust, 4.74%, 09/15/09	4,735,251	4,757,864

		14,123,521

Home Equity Loans (0.9%)(a)
Aegis Asset Backed Securities Trust, 4.95%, 01/25/37	3,578,955	3,480,518
Fremont Home Loan Trust, 5.04%, 01/25/36	1,414,516	1,412,205
Residential Accredit Loans, Inc., 5.05%, 11/25/36	5,076,057	4,592,883

		9,485,606

Total Asset-Backed Securities		23,609,127

Corporate Bonds (17.8%)
Aerospace & Defense (0.2%)
General Dynamics Corp., 4.25%, 05/15/13	175,000	176,815
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	392,402
United Technologies Corp.
6.35%, 03/01/11	127,000	136,948
4.88%, 05/01/15	560,000	564,816
5.40%, 05/01/35	308,000	291,507

		1,562,488

Airlines (0.0%)
Continental Airlines, Inc.
7.92%, 05/01/10	250,000	253,750
6.56%, 08/15/13	162,000	167,670

		421,420

Automobiles (0.2%)
Daimler Finance North America LLC
5.88%, 03/15/11	1,513,000	1,571,937
7.30%, 01/15/12	271,000	296,531
6.50%, 11/15/13	338,000	365,701
8.50%, 01/18/31	256,000	320,202

		2,554,371

Banks (3.5%)
Bank of America Corp.
6.60%, 05/15/10	82,000	87,436
4.50%, 08/01/10	144,000	146,852
4.38%, 12/01/10	410,000	419,026
5.38%, 08/15/11	267,000	277,709
4.88%, 09/15/12	201,000	205,254
4.88%, 01/15/13	451,000	460,030
4.75%, 08/01/15	431,000	425,135
5.25%, 12/01/15	513,000	510,905
5.63%, 10/14/16	1,245,000	1,266,679
Bank of America NA, 6.00%, 06/15/16	205,000	212,792
Bank of New York (The), 5.05%, 03/03/09	269,000	271,520
Bank of Tokyo-Mitsubishi UFJ Ltd., 7.40%, 06/15/11(b)	246,000	270,224
Bank One Corp.
7.88%, 08/01/10	41,000	45,003
5.25%, 01/30/13	103,000	105,079
8.00%, 04/29/27	202,000	236,688
BB&T Corp.
6.50%, 08/01/11	1,358,000	1,435,369
4.75%, 10/01/12	164,000	163,648
Capital One Bank
5.75%, 09/15/10	164,000	161,857
5.13%, 02/15/14	410,000	374,706
Capital One Financial Corp.
5.50%, 06/01/15	308,000	277,980
5.25%, 02/21/17	211,000	181,196
Charter One Bank NA, 6.38%, 05/15/12	500,000	517,850
Citigroup, Inc.
3.63%, 02/09/09	582,000	582,171
4.13%, 02/22/10	369,000	370,108
4.63%, 08/03/10	226,000	229,473
6.50%, 01/18/11	92,000	97,402
5.13%, 02/14/11	62,000	63,570
6.00%, 02/21/12	103,000	108,752
5.25%, 02/27/12	850,000	871,225
5.63%, 08/27/12	205,000	211,145
5.30%, 01/07/16	246,000	245,407
5.85%, 08/02/16	287,000	296,181
6.63%, 06/15/32	232,000	236,355
5.88%, 02/22/33	82,000	76,082
5.85%, 12/11/34	475,000	440,511
5.88%, 05/29/37	200,000	188,422
Comerica, Inc., 4.80%, 05/01/15	123,000	116,017
FIA Card Services NA
4.63%, 08/03/09(c)	874,000	886,518
7.13%, 11/15/12(d)	140,000	155,187
Fifth Third Bank, 4.20%, 02/23/10	607,000	607,922
Golden West Financial Corp., 4.75%, 10/01/12	109,000	110,674
HSBC Bank USA NA
3.88%, 09/15/09	478,000	477,989
4.63%, 04/01/14	410,000	402,167
6.00%, 08/09/17	250,000	260,360
5.88%, 11/01/34	498,000	464,820
5.63%, 08/15/35	400,000	360,580
HSBC Holdings PLC, 6.50%, 05/02/36	500,000	491,684
JP Morgan & Co., Inc., 6.25%, 01/15/09	41,000	41,920
JPMorgan Chase & Co.
3.50%, 03/15/09	1,005,000	1,003,182
4.50%, 11/15/10	828,000	843,582
4.60%, 01/17/11	410,000	414,016
5.60%, 06/01/11	935,000	976,231
6.63%, 03/15/12	447,000	480,507
4.75%, 03/01/15	176,000	171,588
5.15%, 10/01/15	349,000	346,659
6.00%, 01/15/18	750,000	778,352
JPMorgan Chase Bank NA
5.88%, 06/13/16	308,000	314,595
6.00%, 10/01/17	750,000	781,916
KeyBank NA
5.70%, 08/15/12	185,000	195,531
5.80%, 07/01/14	103,000	104,478
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Banks (continued)
M&I Marshall & Ilsley Bank, 5.25%, 09/04/12(b)	$113,000	$114,260
Manufacturers & Traders Trust Co., 3.85%, 04/01/13	300,000	300,107
MBNA Corp., 5.00%, 05/04/10	226,000	232,091
National City Bank, 4.25%, 01/29/10	250,000	249,524
National City Corp., 4.90%, 01/15/15	246,000	215,573
PNC Funding Corp., 5.25%, 11/15/15	246,000	242,871
Popular North America, Inc., 4.70%, 06/30/09	226,000	226,202
Regions Financial Corp., 6.38%, 05/15/12	892,000	923,285
Sovereign Bank, 5.13%, 03/15/13	200,000	190,212
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	199,716
Suntrust Bank
5.20%, 01/17/17	123,000	119,687
5.45%, 12/01/17	127,000	124,757
Synovus Financial Corp., 4.88%, 02/15/13	62,000	59,101
Union Planters Corp., 4.38%, 12/01/10	62,000	62,283
UnionBanCal Corp., 5.25%, 12/16/13	144,000	141,711
US BanCorp., 4.50%, 07/29/10	205,000	210,930
US Bank NA
6.38%, 08/01/11	249,000	266,993
4.95%, 10/30/14	185,000	185,238
4.80%, 04/15/15	92,000	90,830
Wachovia Bank NA
5.60%, 03/15/16	492,000	486,296
6.60%, 01/15/38	500,000	496,645
Wachovia Corp.
3.63%, 02/17/09	1,220,000	1,208,125
5.30%, 10/15/11	935,000	960,023
4.88%, 02/15/14	127,000	124,563
5.50%, 08/01/35	338,000	291,116
Washington Mutual Bank/Henderson NV
5.50%, 01/15/13	182,000	168,810
5.13%, 01/15/15	718,000	626,261
Washington Mutual, Inc., 4.00%, 01/15/09	205,000	194,934
Wells Fargo & Co.
3.13%, 04/01/09	882,000	875,561
4.20%, 01/15/10	328,000	331,187
4.63%, 08/09/10	255,000	259,814
5.13%, 09/15/16	144,000	144,427
5.38%, 02/07/35	318,000	281,160
Wells Fargo Bank NA
6.45%, 02/01/11	341,000	362,529
5.95%, 08/26/36	1,700,000	1,667,572

		35,490,611

Building Products (0.0%)
CRH America, Inc., 6.00%, 09/30/16	465,000	450,047

Consumer Goods (0.6%)
Altria Group, Inc., 7.00%, 11/04/13	410,000	488,386
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	21,153
5.00%, 03/01/19	164,000	162,073
5.75%, 04/01/36	151,000	150,987
6.00%, 11/01/41	103,000	104,035
Archer-Daniels-Midland Co.
5.94%, 10/01/32	140,000	136,191
5.38%, 09/15/35	103,000	92,450
Bottling Group LLC, 4.63%, 11/15/12	287,000	295,849
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(d)	123,000	122,881
Campbell Soup Co., 4.88%, 10/01/13	164,000	168,901
Coca-Cola Bottling Co. Consolidated, 5.00%, 11/15/12	62,000	61,891
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	168,431
6.95%, 11/15/26	103,000	115,796
6.75%, 09/15/28	244,000	266,988
Fortune Brands, Inc.
5.13%, 01/15/11	287,000	287,431
5.38%, 01/15/16	585,000	562,082
General Mills, Inc., 6.00%, 02/15/12	185,000	194,005
Hershey Co. (The), 5.45%, 09/01/16	267,000	276,412
Kellogg Co., 7.45%, 04/01/31	103,000	118,703
Miller Brewing Co., 5.50%, 08/15/13(d)	103,000	108,496
Pepsi Bottling Group, Inc., 7.00%, 03/01/29	144,000	164,090
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	211,167
Procter & Gamble Co.
4.95%, 08/15/14	205,000	211,680
4.85%, 12/15/15	123,000	126,842
5.80%, 08/15/34	405,000	414,981
Sara Lee Corp., 6.25%, 09/15/11	174,000	185,228
SYSCO Corp., 5.38%, 09/21/35	74,000	68,259
Unilever Capital Corp.
7.13%, 11/01/10	76,000	82,991
5.90%, 11/15/32	144,000	144,508
WM Wrigley Jr Co., 4.65%, 07/15/15	150,000	146,765

		5,659,652

Data Processing (0.1%)
Cisco Systems, Inc.
5.25%, 02/22/11	205,000	213,274
5.50%, 02/22/16	433,000	447,477

		660,751

Diversified Financial Services (0.3%)
General Electric Capital Corp., 6.15%, 08/07/37	750,000	759,221
Kreditanstalt fuer Wiederaufbau, 5.13%, 05/13/09	1,500,000	1,548,695
Lincoln National Corp., 6.15%, 04/07/36	410,000	391,011

		2,698,927

Diversified Telecommunication Services (0.1%)
AT&T, Inc., 6.15%, 09/15/34	814,000	792,948

Electric Power (1.1%)
Alabama Power Co., 5.70%, 02/15/33	226,000	215,806
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	132,304
Appalachian Power Co., 5.80%, 10/01/35	144,000	131,947
Arizona Public Service Co., 5.50%, 09/01/35	150,000	127,458
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	625,947
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Electric Power (continued)
Commonwealth Edison Co., 6.15%, 03/15/12	$82,000	$85,593
Consolidated Edison Co of New York, Inc.
4.70%, 06/15/09	103,000	104,533
7.15%, 12/01/09	25,000	26,542
4.88%, 02/01/13	86,000	87,785
5.38%, 12/15/15	123,000	125,671
5.88%, 04/01/33	82,000	78,599
Constellation Energy Group, Inc., 6.13%, 09/01/09	217,000	222,727
Consumers Energy Co., 4.00%, 05/15/10	167,000	166,212
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	119,279
6.30%, 03/15/33	308,000	307,897
5.95%, 06/15/35	174,000	166,700
DTE Energy Co., 6.35%, 06/01/16	287,000	298,503
Duke Energy Ohio, Inc.
5.70%, 09/15/12	29,000	30,672
5.40%, 06/15/33	51,000	44,341
Entergy Gulf States, Inc., 5.25%, 08/01/15	123,000	119,529
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	199,684
FirstEnergy Corp., 7.38%, 11/15/31	287,000	315,225
Florida Power & Light Co.
4.85%, 02/01/13	103,000	105,952
5.85%, 02/01/33	70,000	69,981
5.95%, 10/01/33	53,000	53,681
5.40%, 09/01/35	90,000	84,461
5.65%, 02/01/37	200,000	194,391
Florida Power Corp., 5.90%, 03/01/33	247,000	244,373
Georgia Power Co., 5.13%, 11/15/12	74,000	76,584
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	158,813
Midamerican Energy Holdings Co.
5.88%, 10/01/12	441,000	468,905
6.13%, 04/01/36	555,000	551,481
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	38,042
Ohio Power Co.
6.00%, 06/01/16	349,000	360,825
6.60%, 02/15/33	164,000	168,020
Pacific Gas & Electric Co.
3.60%, 03/01/09	451,000	450,676
4.20%, 03/01/11	492,000	493,295
4.80%, 03/01/14	328,000	326,521
5.80%, 03/01/37	400,000	383,630
PacifiCorp., 5.25%, 06/15/35	123,000	111,398
Pepco Holdings, Inc.
6.45%, 08/15/12	74,000	78,893
7.45%, 08/15/32	82,000	89,333
Progress Energy, Inc.
7.10%, 03/01/11	85,000	91,633
7.75%, 03/01/31	164,000	193,788
PSEG Power LLC
6.95%, 06/01/12	51,000	55,319
5.50%, 12/01/15	287,000	287,228
Public Service Co. of Colorado, 5.50%, 04/01/14	174,000	179,422
Public Service Electric & Gas Co., 5.13%, 09/01/12	135,000	139,534
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	91,451
SCANA Corp.
6.88%, 05/15/11	359,000	384,039
6.25%, 02/01/12	103,000	109,102
Southern California Edison Co
6.00%, 01/15/34	123,000	123,770
5.55%, 01/15/36	164,000	155,068
Southern California Gas Co, 4.80%, 10/01/12	267,000	273,617
Southern Power Co., 6.25%, 07/15/12	174,000	185,726
Virginia Electric and Power Co., 5.40%, 01/15/16	103,000	104,417
Westar Energy, Inc., 6.00%, 07/01/14	185,000	193,621
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	38,744
Xcel Energy, Inc.
5.61%, 04/01/17(d)	173,000	175,172
6.50%, 07/01/36	123,000	124,559

		11,148,419

Electric Utilities (0.1%)
Midamerican Energy Co., 5.80%, 10/15/36	200,000	194,482
Ohio Edison Co., 6.88%, 07/15/36	305,000	315,607
Oncor Electric Delivery Co.
6.38%, 05/01/12	383,000	400,521
6.38%, 01/15/15	308,000	314,713

		1,225,323

Energy Companies (0.6%)
AGL Capital Corp., 4.45%, 04/15/13	123,000	118,026
Apache Corp.
6.25%, 04/15/12	160,000	172,227
7.63%, 07/01/19	41,000	48,536
Atlantic Richfield Co., 5.90%, 04/15/09	82,000	84,520
Atmos Energy Corp.
4.00%, 10/15/09	287,000	286,907
5.13%, 01/15/13	92,000	91,870
4.95%, 10/15/14	185,000	178,989
Boardwalk Pipelines LLC, 5.20%, 06/01/18	62,000	61,313
Colonial Pipeline Co., 7.63%, 04/15/32(c)	150,000	175,585
ConocoPhillips
8.75%, 05/25/10	246,000	273,942
4.75%, 10/15/12	270,000	277,992
6.65%, 07/15/18	332,000	375,270
5.90%, 10/15/32	123,000	125,405
ConocoPhillips Holding Co., 6.95%, 04/15/29	152,000	173,960
Devon OEI Operating, Inc., 7.25%, 10/01/11	402,000	443,747
Duke Energy Carolinas LLC, 6.25%, 01/15/12	970,000	1,039,488
Enterprise Products Operating LP, 5.60%, 10/15/14	656,000	661,429
Halliburton Co., 5.50%, 10/15/10	228,000	239,147
Hess Corp., 7.30%, 08/15/31	196,000	222,501
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Energy Companies (continued)
Kinder Morgan Energy Partners LP
7.50%, 11/01/10	$144,000	$156,199
6.75%, 03/15/11	64,000	67,949
5.80%, 03/15/35	144,000	127,559
Marathon Oil Corp., 6.80%, 03/15/32	82,000	86,516
Motiva Enterprises LLC, 5.20%, 09/15/12(d)	51,000	52,920
Murphy Oil Corp., 6.38%, 05/01/12	41,000	43,673
Nabors Industries, Inc., 5.38%, 08/15/12	29,000	29,837
Occidental Petroleum Corp., 6.75%, 01/15/12	185,000	204,531
Plains All American Pipeline LP, 5.63%, 12/15/13	230,000	238,766
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	118,259
Weatherford International Ltd., 5.50%, 02/15/16	51,000	51,493
XTO Energy, Inc.
5.30%, 06/30/15	195,000	196,261
5.65%, 04/01/16	82,000	83,223

		6,508,040

Food Products (0.3%)
ConAgra Foods, Inc.
6.75%, 09/15/11	62,000	66,870
7.00%, 10/01/28	154,000	163,575
Kraft Foods, Inc.
4.13%, 11/12/09	410,000	410,303
5.63%, 11/01/11	326,000	337,892
6.00%, 02/11/13	500,000	522,717
6.50%, 11/01/31	131,000	125,938
6.88%, 02/01/38	1,300,000	1,320,381

		2,947,676

Household Products (0.1%)
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	217,199
4.88%, 08/15/15	460,000	456,545

		673,744

Independent Finance (0.2%)
Credit Suisse USA, Inc.
4.13%, 01/15/10	277,000	279,735
6.13%, 11/15/11	185,000	196,749
6.50%, 01/15/12	246,000	263,523
5.13%, 01/15/14	119,000	120,913
5.85%, 08/16/16	300,000	311,869
7.13%, 07/15/32	395,000	446,074

		1,618,863

Insurance (0.4%)
Aetna, Inc., 6.00%, 06/15/16	650,000	669,037
Allstate Corp. (The)
6.13%, 02/15/12	176,000	186,740
7.50%, 06/15/13	425,000	479,464
5.00%, 08/15/14	205,000	205,129
6.13%, 12/15/32	82,000	78,836
5.55%, 05/09/35	62,000	54,601
5.95%, 04/01/36	82,000	76,265
American International Group, Inc., 5.85%, 01/16/18	700,000	701,818
AXA Financial, Inc.
7.75%, 08/01/10	185,000	200,868
7.00%, 04/01/28	92,000	97,099
Chubb Corp., 6.00%, 05/11/37	225,000	212,853
Prudential Financial, Inc., 6.00%, 12/01/17	500,000	511,871
Travelers Cos., Inc. (The), 5.75%, 12/15/17	340,000	341,274
Travelers Property Casualty Corp., 6.38%, 03/15/33(b)	133,000	131,411

		3,947,266

Machinery (0.1%)
Deere & Co.
6.95%, 04/25/14	111,000	124,103
8.10%, 05/15/30	400,000	500,701

		624,804

Manufacturing (1.3%)
3M Co., 5.70%, 03/15/37	950,000	970,395
Albemarle Corp., 5.10%, 02/01/15(b)	82,000	80,483
Barrick Gold Finance Co., 4.88%, 11/15/14	160,000	156,451
Black & Decker Corp., 4.75%, 11/01/14	160,000	154,524
Boeing Co., 6.13%, 02/15/33	205,000	216,536
Caterpillar, Inc.
7.30%, 05/01/31	70,000	82,004
6.05%, 08/15/36	123,000	125,529
Centex Corp.
7.88%, 02/01/11	103,000	99,009
7.50%, 01/15/12	41,000	39,770
6.50%, 05/01/16	146,000	129,940
Cooper Industries, Inc., 5.50%, 11/01/09	72,000	74,251
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	116,129
Dell, Inc., 7.10%, 04/15/28	144,000	156,694
Dover Corp., 4.88%, 10/15/15	156,000	153,624
Dow Chemical Co. (The), 6.00%, 10/01/12	310,000	330,520
EI Du Pont de Nemours & Co., 5.25%, 12/15/16	515,000	521,517
Emerson Electric Co.
4.50%, 05/01/13	550,000	555,020
6.00%, 08/15/32	57,000	57,511
Exelon Corp.
4.90%, 06/15/15	287,000	276,067
5.63%, 06/15/35	414,000	370,235
General Electric Co, 5.00%, 02/01/13	446,000	459,860
Goodrich Corp.
6.29%, 07/01/16	171,000	182,472
6.80%, 07/01/36	129,000	140,552
Harris Corp., 6.35%, 02/01/28	103,000	103,000
Hewlett-Packard Co., 6.50%, 07/01/12	208,000	230,042
Honeywell International, Inc.
6.13%, 11/01/11	103,000	110,078
5.40%, 03/15/16	390,000	400,275
International Business Machines Corp.
5.50%, 01/15/09	82,000	83,785
4.75%, 11/29/12	359,000	370,512
5.88%, 11/29/32	482,000	480,393
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Manufacturing (continued)
International Paper Co.
4.00%, 04/01/10	$349,000	$352,074
5.93%, 10/30/12	30,000	31,305
5.30%, 04/01/15	144,000	140,483
Johnson Controls, Inc.
5.25%, 01/15/11	123,000	126,579
4.88%, 09/15/13	123,000	122,749
Lockheed Martin Corp.
7.65%, 05/01/16	123,000	143,129
6.15%, 09/01/36	146,000	151,004
Lubrizol Corp.
5.50%, 10/01/14	196,000	198,818
6.50%, 10/01/34	103,000	102,601
Masco Corp.
5.88%, 07/15/12	148,000	155,481
4.80%, 06/15/15	246,000	222,479
6.13%, 10/03/16	315,000	304,549
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	101,013
Motorola, Inc.
7.63%, 11/15/10	111,000	116,587
7.50%, 05/15/25	144,000	146,042
Newell Rubbermaid, Inc., 4.00%, 05/01/10	62,000	61,572
Newmont Mining Corp., 5.88%, 04/01/35	164,000	138,280
Northrop Grumman Corp.
7.13%, 02/15/11	274,000	297,371
7.75%, 02/15/31	82,000	102,788
Pitney Bowes, Inc.
4.75%, 01/15/16(b)	205,000	198,126
4.75%, 05/15/18	62,000	57,735
Praxair, Inc., 3.95%, 06/01/13	123,000	120,717
Raytheon Co.
6.40%, 12/15/18	144,000	157,879
7.00%, 11/01/28	92,000	102,674
Rockwell Collins, Inc., 4.75%, 12/01/13	205,000	215,056
Rohm & Haas Co, 7.85%, 07/15/29	82,000	94,184
Ryland Group, Inc., 5.38%, 01/15/15	164,000	143,807
Sealed Air Corp., 6.95%, 05/15/09(d)	103,000	106,400
Stanley Works (The), 4.90%, 11/01/12	92,000	94,895
TransCanada Pipelines Ltd., 5.85%, 03/15/36	500,000	472,877
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	515,017
Westvaco Corp., 7.95%, 02/15/31	82,000	84,638
Weyerhaeuser Co.
6.75%, 03/15/12	443,000	470,047
7.38%, 03/15/32	154,000	152,847

		13,228,981

Media (0.1%)
CBS Corp.
5.63%, 08/15/12	310,000	313,258
7.88%, 07/30/30	55,000	57,716
5.50%, 05/15/33	82,000	68,433
Viacom, Inc.
6.25%, 04/30/16	351,000	354,645
6.88%, 04/30/36	226,000	220,825

		1,014,877

Metals & Mining (0.0%)
Alcoa, Inc., 5.87%, 02/23/22	335,000	327,169

Multiline Retail (0.1%)
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	491,129
CVS Caremark Corp.
4.00%, 09/15/09	82,000	81,830
6.25%, 06/01/27	460,000	458,417
Wal-Mart Stores, Inc., 5.25%, 09/01/35	492,000	436,496
Yum! Brands, Inc., 8.88%, 04/15/11	82,000	91,296

		1,559,168

Oil, Gas & Consumable Fuels (0.5%)
Anadarko Petroleum Corp., 6.45%, 09/15/36	269,000	274,296
Canadian Natural Resources Ltd., 6.25%, 03/15/38	410,000	389,659
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	246,000	277,686
Consolidated Natural Gas Co.
6.25%, 11/01/11	313,000	332,106
5.00%, 12/01/14	396,000	389,554
Devon Energy Corp., 7.95%, 04/15/32	250,000	306,236
StatoilHydro ASA, 6.80%, 01/15/28	425,000	470,969
Texas Eastern Transmission LP, 7.30%, 12/01/10	1,525,000	1,665,880
Valero Energy Corp.
6.88%, 04/15/12	260,000	280,336
7.50%, 04/15/32	82,000	88,243
6.63%, 06/15/37	320,000	316,091

		4,791,056

Other Financial (4.4%)
Ace INA Holdings, Inc., 5.88%, 06/15/14	390,000	407,695
AIG SunAmerica Global Financing X, 6.90%, 03/15/32(d)	287,000	314,617
American Express Co., 4.88%, 07/15/13(b)	837,000	852,543
American General Corp., 7.50%, 07/15/25	103,000	114,117
American General Finance Corp., 5.38%, 10/01/12	572,000	572,467
American International Group, Inc.
5.05%, 10/01/15(b)	103,000	101,689
5.60%, 10/18/16	290,000	291,787
6.25%, 05/01/36	164,000	166,165
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	67,124
Associates Corp. of North America, 6.95%, 11/01/18	236,000	263,600
Bear Stearns Cos., Inc. (The)
4.55%, 06/23/10	1,943,000	1,895,189
5.70%, 11/15/14	256,000	246,111
5.30%, 10/30/15	123,000	111,642
4.65%, 07/02/18	246,000	204,662
Berkshire Hathaway Finance Corp.
4.13%, 01/15/10	474,000	481,567
4.85%, 01/15/15	246,000	248,896
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	550,000	547,632
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
Boeing Capital Corp., 6.10%, 03/01/11	$35,000	$37,468
Bp Capital Markets America, Inc., 4.20%, 06/15/18	103,000	97,423
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	60,668
Caterpillar Financial Services Corp.
4.50%, 06/15/09	144,000	145,825
5.05%, 12/01/10	260,000	268,957
5.50%, 03/15/16	205,000	208,791
CIT Group Holdings, Inc., 5.40%, 01/30/16	123,000	99,985
CIT Group, Inc.
4.75%, 12/15/10	139,000	132,284
5.13%, 09/30/14	174,000	144,272
5.85%, 09/15/16	575,000	473,856
6.00%, 04/01/36	144,000	107,852
CitiFinancial, Inc., 10.00%, 05/15/09	41,000	44,038
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	239,085
Countrywide Home Loans, Inc.
5.63%, 07/15/09	390,000	358,277
4.00%, 03/22/11	494,000	430,389
Devon Financing Corp. ULC, 6.88%, 09/30/11	297,000	324,106
Diageo Capital PLC, 5.50%, 09/30/16	300,000	303,753
Diageo Finance BV, 5.30%, 10/28/15	451,000	454,873
ERP Operating LP
5.25%, 09/15/14	278,000	258,673
5.38%, 08/01/16	205,000	185,959
General Electric Capital Corp.
4.63%, 09/15/09	441,000	449,527
3.75%, 12/15/09	574,000	577,994
5.50%, 04/28/11	287,000	301,007
5.88%, 02/15/12	41,000	43,365
6.00%, 06/15/12	182,000	193,806
4.88%, 03/04/15	431,000	436,777
5.00%, 01/08/16	205,000	208,228
5.40%, 02/15/17	415,000	423,257
5.63%, 09/15/17	1,150,000	1,186,986
6.75%, 03/15/32	867,000	948,072
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	63,017
6.50%, 06/15/34	144,000	139,107
GlaxoSmithKline Capital, Inc., 5.38%, 04/15/34	139,000	132,880
Goldman Sachs Group, Inc. (The)
3.88%, 01/15/09	410,000	411,107
6.65%, 05/15/09	287,000	298,138
6.60%, 01/15/12	72,000	77,848
5.25%, 04/01/13	461,000	476,761
5.25%, 10/15/13	605,000	625,473
5.13%, 01/15/15	461,000	465,722
5.35%, 01/15/16	453,000	457,811
5.75%, 10/01/16	700,000	728,153
5.63%, 01/15/17	1,350,000	1,341,221
6.13%, 02/15/33	450,000	443,453
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	79,982
6.10%, 10/01/41	41,000	38,819
HJ Heinz Finance Co.
6.00%, 03/15/12	150,000	158,006
6.75%, 03/15/32	62,000	63,869
HSBC Finance Corp.
5.88%, 02/01/09	664,000	676,946
4.75%, 05/15/09	533,000	537,698
4.75%, 04/15/10	246,000	249,086
7.00%, 05/15/12	264,000	283,164
5.25%, 04/15/15	185,000	182,821
5.00%, 06/30/15	349,000	339,557
Infinity Property & Casualty Corp., 5.50%, 02/18/14	82,000	80,997
ING Security Life Institutional Funding, 4.25%, 01/15/10(d)	620,000	637,873
International Lease Finance Corp.
3.50%, 04/01/09	205,000	204,540
5.00%, 04/15/10	410,000	418,530
iStar Financial, Inc., 5.65%, 09/15/11	176,000	156,539
Jefferies Group, Inc., 6.25%, 01/15/36(b)	123,000	105,747
John Deere Capital Corp.
4.88%, 03/16/09	246,000	249,184
4.40%, 07/15/09	267,000	270,767
Lehman Brothers Holdings, Inc.
4.25%, 01/27/10	318,000	315,082
7.88%, 08/15/10	40,000	42,752
6.00%, 07/19/12	365,000	374,067
4.80%, 03/13/14	513,000	480,948
5.50%, 04/04/16	625,000	602,166
5.75%, 01/03/17	600,000	587,287
6.88%, 07/17/37	200,000	194,593
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	75,821
5.75%, 09/15/15	327,000	323,978
Mellon Funding Corp.
6.40%, 05/14/11	185,000	199,925
5.00%, 12/01/14	185,000	181,859
MetLife, Inc.
6.13%, 12/01/11	445,000	472,564
5.50%, 06/15/14	185,000	190,467
5.70%, 06/15/35	336,000	307,749
Monumental Global Funding II, 4.38%, 07/30/09(d)	205,000	205,664
Morgan Stanley
5.05%, 01/21/11	720,000	730,860
6.60%, 04/01/12	349,000	371,371
5.30%, 03/01/13	461,000	467,689
4.75%, 04/01/14	410,000	394,280
5.45%, 01/09/17	1,345,000	1,332,276
7.25%, 04/01/32	226,000	243,401
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	223,227
5.45%, 04/10/17	400,000	403,243
8.00%, 03/01/32	111,000	132,310
Nisource Finance Corp., 5.25%, 09/15/17	180,000	169,405
Nissan Motor Acceptance Corp., 4.63%, 03/08/10(d)	113,000	116,017
NLV Financial Corp., 7.50%, 08/15/33(d)	51,000	55,030
Pemex Project Funding Master Trust
9.13%, 10/13/10	97,000	108,494
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Other Financial (continued)
6.63%, 06/15/35	$226,000	$232,102
Principal Life Global Funding I(c)
6.25%, 02/15/12	150,000	163,134
5.25%, 01/15/13	615,000	630,853
Progressive Corp. (The), 6.25%, 12/01/32	113,000	111,608
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	532,181
5.10%, 09/20/14	205,000	207,704
5.75%, 07/15/33	103,000	89,992
RLI Corp., 5.95%, 01/15/14	82,000	80,514
SLM Corp.
5.13%, 08/27/12	825,000	732,689
5.38%, 05/15/14	759,000	658,464
Spectra Energy Capital LLC, 6.75%, 02/15/32(b)	123,000	120,835
Sprint Capital Corp.
6.38%, 05/01/09	154,000	154,013
8.38%, 03/15/12	845,000	878,262
Textron Financial Corp., 4.60%, 05/03/10	245,000	249,428
Toll Brothers Finance Corp., 6.88%, 11/15/12	62,000	60,482
UnitedHealth Group, Inc.
5.38%, 03/15/16	205,000	200,188
5.80%, 03/15/36	417,000	373,107
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	402,686
5.85%, 09/15/35	82,000	78,202
Verizon Global Funding Corp.
6.88%, 06/15/12	205,000	224,861
7.38%, 09/01/12	363,000	407,159
4.38%, 06/01/13	256,000	250,258
7.75%, 12/01/30	810,000	945,374
WellPoint, Inc.
5.00%, 12/15/14	598,000	585,090
5.25%, 01/15/16	226,000	222,657
5.95%, 12/15/34	82,000	75,811
Western & Southern Financial Group, Inc., 5.75%, 07/15/33(d)	103,000	93,801
Willis North America, Inc., 5.63%, 07/15/15	123,000	120,987
WR Berkley Corp., 5.13%, 09/30/10	72,000	73,285

		44,686,124

Pharmaceuticals (0.3%)
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	861,883
Eli Lilly & Co.
6.00%, 03/15/12	205,000	222,403
5.20%, 03/15/17	550,000	558,344
7.13%, 06/01/25	82,000	96,651
Schering-Plough Corp., 5.30%, 12/01/13	800,000	843,094
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	98,000	97,455

		2,679,830

Real Estate Investment Trusts (REITs) (0.5%)
AvalonBay Communities, Inc.
6.63%, 09/15/11	62,000	63,888
5.50%, 01/15/12	465,000	449,622
Boston Properties LP, 5.00%, 06/01/15	360,000	322,439
Brandywine Operating Partnership LP, 5.63%, 12/15/10	125,000	125,517
Camden Property Trust, 5.00%, 06/15/15	103,000	93,639
Colonial Realty LP, 6.25%, 06/15/14	320,000	302,581
Developers Diversified Realty Corp., 5.38%, 10/15/12	205,000	189,535
Duke Realty LP
5.25%, 01/15/10	123,000	123,711
4.63%, 05/15/13	535,000	486,999
HCP, Inc.
6.45%, 06/25/12	39,000	38,448
6.00%, 01/30/17	328,000	293,285
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	122,090
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	547,208
HRPT Properties Trust, 5.75%, 02/15/14	123,000	119,806
Liberty Property LP, 7.25%, 03/15/11	27,000	29,149
Prologis, 5.25%, 11/15/10	328,000	329,236
Simon Property Group LP
4.60%, 06/15/10	164,000	163,846
5.10%, 06/15/15	294,000	275,002
6.10%, 05/01/16	287,000	286,233
Vornado Realty LP, 5.60%, 02/15/11	144,000	146,988
Washington Real Estate Investment Trust, 5.25%, 01/15/14	82,000	83,220
Westfield Capital Corp. Ltd, 5.13%, 11/15/14(d)	107,000	99,771

		4,692,213

Service Companies (1.7%)
Abbott Laboratories, 5.88%, 05/15/16	334,000	356,147
Baxter International, Inc., 4.63%, 03/15/15	53,000	52,194
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	185,470
9.46%, 11/15/22	82,000	103,544
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	247,552
Comcast Corp.
5.85%, 01/15/10	351,000	361,649
5.90%, 03/15/16	287,000	289,258
6.50%, 01/15/17	507,000	529,820
7.05%, 03/15/33	205,000	213,081
5.65%, 06/15/35	414,000	361,540
6.50%, 11/15/35	70,000	67,962
6.45%, 03/15/37	238,000	230,638
COX Communications, Inc.
7.13%, 10/01/12	205,000	221,904
5.45%, 12/15/14	246,000	245,574
5.50%, 10/01/15	167,000	164,737
Gannett Co., Inc., 6.38%, 04/01/12	164,000	172,794
Genentech, Inc., 5.25%, 07/15/35	62,000	57,744
Historic TW, Inc., 6.88%, 06/15/18	122,000	128,062
Home Depot, Inc.
5.25%, 12/16/13	620,000	605,946
5.40%, 03/01/16	410,000	390,893
JC Penney Corp., Inc.
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Corporate Bonds (continued)
Service Companies (continued)
8.00%, 03/01/10	$321,000	$337,328
5.75%, 02/15/18	600,000	563,425
Johnson & Johnson, 4.95%, 05/15/33	287,000	270,033
Kroger Co. (The)
6.20%, 06/15/12	164,000	173,256
7.50%, 04/01/31	178,000	196,401
Lowe’s Cos., Inc., 6.50%, 03/15/29	164,000	161,742
Ltd. Brands, Inc., 6.13%, 12/01/12	103,000	100,129
Macys Retail Holdings, Inc.
6.63%, 04/01/11	289,000	298,534
5.75%, 07/15/14	308,000	291,048
6.90%, 04/01/29(b)	103,000	90,852
Medtronic, Inc., 4.38%, 09/15/10	129,000	132,057
Merck & Co., Inc.
4.75%, 03/01/15	146,000	148,915
6.40%, 03/01/28	51,000	55,335
5.95%, 12/01/28	113,000	117,225
News America Holdings, Inc.
9.25%, 02/01/13	82,000	95,682
8.00%, 10/17/16	82,000	94,517
News America, Inc.
5.30%, 12/15/14	333,000	337,196
7.28%, 06/30/28	53,000	55,735
6.20%, 12/15/34	170,000	163,753
6.40%, 12/15/35	323,000	318,781
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	127,926
Oracle Corp., 5.25%, 01/15/16	298,000	298,727
Pfizer, Inc., 4.65%, 03/01/18	185,000	185,141
Pharmacia Corp., 6.60%, 12/01/28	123,000	135,584
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	374,434
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	78,348
6.13%, 01/15/17	400,000	396,864
Safeway, Inc.
6.50%, 03/01/11	89,000	94,805
5.80%, 08/15/12	144,000	150,056
5.63%, 08/15/14	123,000	126,594
Science Applications International Corp., 5.50%, 07/01/33	123,000	105,379
Target Corp.
10.00%, 01/01/11	46,000	53,947
7.00%, 07/15/31	121,000	124,255
6.35%, 11/01/32	217,000	204,185
Time Warner, Inc.
6.88%, 05/01/12	384,000	403,576
5.88%, 11/15/16(d)	475,000	467,261
7.63%, 04/15/31	523,000	565,077
7.70%, 05/01/32	648,000	704,311
Wal-Mart Stores, Inc.
6.88%, 08/10/09	570,000	600,332
4.13%, 07/01/10	287,000	291,716
4.13%, 02/15/11	267,000	270,480
5.00%, 04/05/12	800,000	832,682
7.55%, 02/15/30	82,000	94,413
Walt Disney Co. (The)
6.38%, 03/01/12	97,000	105,158
6.20%, 06/20/14	187,000	202,367
Waste Management, Inc.
7.38%, 08/01/10	103,000	109,899
6.38%, 11/15/12	144,000	156,187
7.00%, 07/15/28	113,000	118,941
Wyeth
5.50%, 02/01/14	472,000	488,994
5.50%, 02/15/16	241,000	246,962
6.50%, 02/01/34	144,000	151,654
6.00%, 02/15/36	200,000	197,855

		17,452,563

Telecommunications (0.6%)
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	309,224
AT&T, Inc.
5.30%, 11/15/10	267,000	277,898
6.25%, 03/15/11	330,000	349,648
5.88%, 08/15/12	295,000	311,976
5.10%, 09/15/14	597,000	599,759
5.63%, 06/15/16	205,000	208,939
BellSouth Corp.
6.00%, 10/15/11	583,000	615,318
5.20%, 09/15/14	349,000	353,143
6.55%, 06/15/34	123,000	124,976
6.00%, 11/15/34	599,000	571,958
Embarq Corp.
6.74%, 06/01/13	433,000	444,220
7.08%, 06/01/16	92,000	93,115
France Telecom SA, 8.50%, 03/01/31(e)	283,000	360,560
GTE Corp.
6.84%, 04/15/18	144,000	154,975
6.94%, 04/15/28	103,000	108,616
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	35,242
8.75%, 03/01/31	224,000	281,203
Vodafone Group PLC, 6.15%, 02/27/37	410,000	401,720

		5,602,490

Transportation (0.2%)
Burlington Northern Santa Fe Corp., 7.95%, 08/15/30	144,000	167,379
CSX Corp.
6.75%, 03/15/11	92,000	98,391
5.50%, 08/01/13	308,000	311,994
Norfolk Southern Corp.
6.75%, 02/15/11	371,000	398,738
5.59%, 05/17/25	59,000	54,445
7.25%, 02/15/31	437,000	473,627
Southwest Airlines Co., 5.13%, 03/01/17	103,000	98,424
TTX Co., 4.90%, 03/01/15(d)	154,000	160,651
Union Pacific Corp.
5.38%, 06/01/33	43,000	37,962
6.25%, 05/01/34	164,000	161,745
United Parcel Service of America, Inc., 8.38%, 04/01/30	123,000	155,164
United Parcel Service, Inc., 8.38%, 04/01/20	82,000	104,646

		2,223,166

Wireless Telecommunication Services (0.2%)
Nextel Communications, Inc., 6.88%, 10/31/13	1,615,000	1,506,562
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Shares or
	Principal
	Amount	Value
Corporate Bonds (continued)
Wireless Telecommunication Services (continued)
Rogers Wireless, Inc., 7.25%, 12/15/12	$540,000	$592,863

		2,099,425

Total Corporate Bonds		179,342,412

Municipal Bonds (0.1%)
Illinois (0.1%)
State of Illinois, 5.10%, 06/01/33	695,000	688,321

Texas (0.0%)
City of Dallas TX, 5.25%, 02/15/24	492,000	489,206

Total Municipal Bonds		1,177,527

Sovereign Bonds (3.4%)
Canada (0.6%)
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	115,507
Province of Manitoba Canada
7.50%, 02/22/10	205,000	224,436
5.00%, 02/15/12	1,025,000	1,087,941
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	656,407
Province of Ontario Canada
5.50%, 10/01/08	144,000	146,452
4.38%, 02/15/13	297,000	302,892
4.50%, 02/03/15	463,000	479,403
4.75%, 01/19/16	205,000	216,300
Province of Quebec Canada
5.00%, 07/17/09	2,215,000	2,280,006
4.60%, 05/26/15	246,000	253,122
7.50%, 09/15/29	402,000	534,998

		6,297,464

Chile (0.0%)
Chile Government International Bond, 5.50%, 01/15/13	123,000	129,777

China (0.0%)
China Government International Bond, 4.75%, 10/29/13	205,000	207,686

Germany (0.4%)
Financing Corp. Fico, 9.80%, 11/30/17	12,000	17,303
Kreditanstalt fuer Wiederaufbau
3.25%, 03/30/09	369,000	370,158
4.13%, 10/15/14	492,000	506,656
4.38%, 07/21/15	1,005,000	1,039,844
Landwirtschaftliche Rentenbank
4.88%, 02/14/11	615,000	651,175
5.25%, 07/15/11	250,000	266,610
5.13%, 02/01/17	600,000	646,503

		3,498,249

Iceland (0.0%)(d)
Kaupthing Bank Hf, 7.13%, 05/19/16	246,000	205,676

Italy (0.3%)
Italy Government International Bond
3.25%, 05/15/09	697,000	702,474
4.38%, 06/15/13	390,000	409,318
4.50%, 01/21/15	652,000	683,458

4.75%, 01/25/16	287,000	300,847
6.88%, 09/27/23	174,000	212,696
5.38%, 06/15/33	584,000	606,501

		2,915,294

Luxembourg (0.8%)
European Investment Bank
3.38%, 03/16/09	656,000	661,591
5.00%, 02/08/10	6,151,000	6,443,338
4.63%, 05/15/14	630,000	673,011
5.13%, 09/13/16	250,000	271,701

		8,049,641

Mexico (0.3%)
Banco Nacional de Comercio Exterior SNC, 3.88%, 01/21/09(d)	41,000	40,590
Mexico Government International Bond
6.38%, 01/16/13	795,000	859,793
6.75%, 09/27/34	1,423,000	1,542,532

		2,442,915

Norway (0.1%)
Eksportfinans A/S
4.75%, 12/15/08	287,000	291,270
5.50%, 05/25/16	267,000	291,382

		582,652

Poland (0.0%)
Poland Government International Bond, 5.00%, 10/19/15	156,000	161,844

Republic of Korea (0.2%)
Export-Import Bank Of Korea
4.63%, 03/16/10	287,000	290,724
5.13%, 02/14/11	246,000	252,208
Korea Development Bank
4.75%, 07/20/09	615,000	621,921
5.75%, 09/10/13	82,000	85,181
Republic of Korea, 4.25%, 06/01/13	492,000	493,906

		1,743,940

Senegal (0.0%)
Inter-American Development Bank, 6.80%, 10/15/25	287,000	355,383

South Africa (0.0%)
South Africa Government International Bond, 6.50%, 06/02/14	144,000	152,640

Spain (0.1%)
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,150,726

Sweden (0.4%)
Svensk Exportkredit AB, 4.88%, 09/29/11	4,101,000	4,320,223

United States (0.2%)
Inter-American Development Bank
5.00%, 04/05/11	250,000	264,694
5.13%, 09/13/16	415,000	445,777
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	906,649

		1,617,120

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Sovereign Bonds (continued)
Venezuela (0.0%)
Corp. Andina de Fomento, 6.88%, 03/15/12	$164,000	$175,936

Total Sovereign Bonds		34,007,166

U.S. Government Sponsored & Agency Obligations (30.7%)
Federal Home Loan Bank System, 5.25%, 06/05/17	7,100,000	7,675,838
Federal National Mortgage Association
4.88%, 04/15/09	9,894,000	10,153,985
6.63%, 09/15/09	12,586,000	13,364,973
5.13%, 04/15/11	3,334,000	3,545,262
5.38%, 11/15/11	2,434,000	2,628,598
4.38%, 03/15/13 – 10/15/15	8,159,000	8,508,008
4.63%, 10/15/14	1,236,000	1,298,183
5.00%, 04/15/15	1,132,000	1,212,975
Freddie Mac
4.88%, 02/17/09 – 11/15/13	8,485,000	8,988,739
5.75%, 03/15/09	10,349,000	10,704,623
5.25%, 05/21/09	11,772,000	12,164,161
4.25%, 07/15/09	947,000	968,535
6.63%, 09/15/09	441,000	468,513
5.13%, 07/15/12	4,234,000	4,553,324
4.38%, 07/17/15	5,016,000	5,160,320
4.75%, 11/17/15	6,258,000	6,570,625
5.00%, 12/14/18	2,420,000	2,491,864
6.75%, 09/15/29	388,000	488,466
6.25%, 07/15/32	865,000	1,041,537
Tennessee Valley Authority, 6.25%, 12/15/17	35,000	40,785
U.S. Treasury Bonds
4.25%, 09/30/12	2,585,000	2,750,197
8.75%, 05/15/17	3,336,000	4,657,370
8.50%, 02/15/20	2,297,000	3,280,761
6.25%, 08/15/23	14,524,000	17,842,966
6.88%, 08/15/25	2,477,000	3,259,190
5.38%, 02/15/31	2,093,000	2,398,611
U.S. Treasury Notes
3.63%, 10/31/09 – 12/31/12	22,975,000	23,605,858
4.25%, 01/15/11 – 11/15/17	24,700,000	25,969,791
4.50%, 09/30/11 – 02/15/36	35,460,000	37,760,622
4.63%, 02/29/12 – 02/15/17	18,269,000	33,145,123
4.75%, 05/31/12 – 02/15/37	4,335,000	4,680,821
3.88%, 10/31/12	3,365,000	3,525,100
4.00%, 02/15/15	1,400,000	1,463,875
4.13%, 05/15/15	5,072,000	5,328,770
4.88%, 08/15/16	3,033,000	3,326,585
6.38%, 08/15/27	11,415,000	14,428,377
United States Treasury Note/Bond, 4.75%, 02/15/10	18,418,000	19,364,796

Total U.S. Government Sponsored & Agency Obligations		308,818,127

Yankee Dollars (2.1%)
Banks (0.5%)
HBOS PLC, 5.46%, 11/29/49(d)	246,000	228,071
HSBC Holdings PLC, 7.50%, 07/15/09	392,000	411,074
National Australia Bank Ltd., 8.60%, 05/19/10	123,000	134,295
Royal Bank of Scotland Group PLC
5.00%, 11/12/13	164,000	168,740
5.05%, 01/08/15	219,000	220,349
4.70%, 07/03/18	328,000	310,542
Santander Central Hispano Issuances Ltd.
7.63%, 11/03/09	1,886,000	2,011,093
7.63%, 09/14/10	41,000	44,730
St George Bank Ltd., 5.30%, 10/15/15(d)	164,000	163,827
UBS AG, 5.88%, 07/15/16	679,000	711,268
Westpac Banking Corp., 4.63%, 06/01/18	103,000	98,785

		4,502,774

Electric Power (0.0%)
Hydro Quebec
8.40%, 01/15/22	153,000	209,430
8.88%, 03/01/26	109,000	157,169
Scottish Power PLC, 5.81%, 03/15/25	82,000	75,001

		441,600

Energy Companies (0.1%)
Petro-Canada, 5.95%, 05/15/35	189,000	176,188
PTT PCL, 5.88%, 08/03/35(d)	123,000	103,832
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	97,248
5.75%, 05/15/35	250,000	228,477
Transocean, Inc., 7.50%, 04/15/31	123,000	135,879

		741,624

Manufacturing (0.2%)
Alcan, Inc.
6.45%, 03/15/11	31,000	33,343
4.50%, 05/15/13	158,000	156,101
5.00%, 06/01/15	205,000	201,787
5.75%, 06/01/35	144,000	131,115
AstraZeneca PLC, 5.40%, 06/01/14	155,000	159,532
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13	123,000	122,523
Inco Ltd., 7.75%, 05/15/12	123,000	136,317
Lafarge SA, 6.50%, 07/15/16	185,000	185,753
Placer Dome, Inc., 6.38%, 03/01/33	96,000	96,872
Potash Corp. of Saskatchewan
7.75%, 05/31/11	29,000	31,867
4.88%, 03/01/13	115,000	112,268
Teck Cominco Ltd., 6.13%, 10/01/35	103,000	92,587
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	109,142
Yara International ASA, 5.25%, 12/15/14(d)	103,000	101,908

		1,671,115

Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	188,770
Enbridge, Inc., 5.60%, 04/01/17	750,000	748,027
EnCana Corp.
4.75%, 10/15/13	236,000	237,071
6.50%, 08/15/34	250,000	256,334
Nexen, Inc.
5.05%, 11/20/13	105,000	102,340
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Yankee Dollars (continued)
Oil, Gas & Consumable Fuels (continued)
5.20%, 03/10/15	$250,000	$244,824
5.88%, 03/10/35	92,000	83,712
6.40%, 05/15/37	250,000	241,891
StatoilHydro ASA, 6.36%, 01/15/09	189,000	193,678

		2,296,647

Other Financial (0.7%)
Anadarko Finance Co.
6.75%, 05/01/11	82,000	87,780
7.50%, 05/01/31	207,000	231,345
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	230,131
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	56,591
Brookfield Asset Management, Inc., 5.75%, 03/01/10	125,000	126,654
BSKYB Finance UK Plc, 5.63%, 10/15/15(d)	103,000	103,559
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	92,468
6.50%, 12/01/11	144,000	155,873
CIT Group Funding Co of Canada, 5.20%, 06/01/15	123,000	99,097
Conoco Funding Co., 6.35%, 10/15/11	408,000	443,001
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	274,136
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	126,082
Deutsche Telekom International Finance BV
5.25%, 07/22/13	513,000	525,034
5.75%, 03/23/16	623,000	633,628
8.25%, 06/15/30	256,000	317,127
EnCana Holdings Finance Corp., 5.80%, 05/01/14	291,000	302,435
Hanson Australia Funding Ltd., 5.25%, 03/15/13	185,000	189,085
Inversiones CMPC SA, 4.88%, 06/18/13(d)	123,000	121,781
Montpelier Re Holdings Ltd., 6.13%, 08/15/13	51,000	50,696
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	164,000	173,490
4.88%, 02/16/16	250,000	265,142
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	150,075
5.25%, 11/15/13	410,000	411,851
4.95%, 09/30/14	205,000	199,152
5.25%, 10/01/15	480,000	468,861
6.00%, 09/30/34	160,000	149,875
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	272,140
XL Capital Ltd., 5.25%, 09/15/14	541,000	484,928

		6,742,017

Service Companies (0.0%)
British Sky Broadcasting Group PLC, 8.20%, 07/15/09	154,000	163,170
SPI Electricity & Gas Australia Holdings Pty Ltd., 6.15%, 11/15/13(d)	131,000	137,083
Thomson Corp. (The), 4.25%, 08/15/09	174,000	176,138

		476,391

Telecommunications (0.3%)
America Movil SAB de CV
5.75%, 01/15/15	155,000	155,713
6.38%, 03/01/35	123,000	117,404
British Telecommunications PLC
8.35%, 12/15/10	740,000	824,876
9.15%, 12/15/30	391,000	512,148
France Telecom SA, 7.75%, 03/01/11(e)	167,000	181,868
Royal KPN NV, 8.00%, 10/01/10	215,000	231,847
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	162,229
Vodafone Group PLC
5.00%, 12/16/13	461,000	461,970
7.88%, 02/15/30	144,000	166,975

		2,815,030

Transportation (0.1%)
Canadian National Railway Co.
4.40%, 03/15/13	515,000	513,650
6.90%, 07/15/28	168,000	182,294
6.20%, 06/01/36	164,000	163,721
Qantas Airways Ltd., 6.05%, 04/15/16(d)	123,000	129,725

		989,390

Total Yankee Dollars		20,676,588

Commercial Mortgage Backed Securities (8.0%)
Banks (4.1%)
Banc of America Commercial Mortgage, Inc.
4.84%, 07/10/45	1,936,000	1,906,467
5.36%, 10/10/45	2,830,000	2,787,483
First Union National Bank Commercial Mortgage, 7.20%, 10/15/32	3,447,993	3,616,246
First Union National Bank-Bank of America Commercial Mortgage Trust, 6.14%, 03/15/33	2,142,845	2,202,390
JP Morgan Chase Commercial Mortgage Securities Corp.
5.21%, 02/15/19(a)(d)	9,994,000	9,740,549
6.45%, 03/15/33	2,604,000	2,704,396
6.47%, 11/15/35	2,264,000	2,368,932
7.09%, 11/15/35(a)(d)	1,292,000	1,377,109
5.00%, 10/15/42(a)	1,546,000	1,418,026
6.07%, 04/15/45(a)	2,321,000	2,375,184
5.44%, 06/12/47	2,461,000	2,421,937
Wachovia Bank Commercial Mortgage Trust
7.12%, 04/15/34	1,189,000	1,253,031
5.31%, 11/15/48	2,050,000	2,001,438
5.74%, 06/15/49(a)	5,000,000	5,024,174

		41,197,362

Diversified Financial Services (2.4%)
Bear Stearns Commercial Mortgage Securities, 4.66%, 06/11/41	1,384,000	1,198,281
CS First Boston Mortgage Securities Corp.
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
Commercial Mortgage Backed Securities (continued)
Diversified Financial Services (continued)
6.73%, 12/18/35	$2,078,000	$2,171,493
5.18%, 11/15/36	2,050,000	2,053,893
Greenwich Capital Commercial Funding Corp., 5.91%, 07/10/38(a)	6,120,000	6,290,603
GS Mortgage Securities Corp. II, 5.28%, 08/10/38(a)	2,133,000	2,130,295
LB-UBS Commercial Mortgage Trust, 5.12%, 11/15/32	2,161,000	2,158,006
Morgan Stanley Capital I
6.20%, 11/15/31	4,510,500	4,547,054
6.71%, 12/15/31	1,301,899	1,312,837
4.73%, 06/12/47	2,153,000	2,138,348

		24,000,810

Electric Power (0.3%)
Ge Capital Commercial Mortgage Corp., 4.35%, 06/10/48	2,461,000	2,434,177

Hotels, Restaurants & Leisure (0.6%)(a) (d)
TW Hotel Funding 2005 LLC, 5.28%, 01/15/21	6,651,219	6,401,105

Mortgage-Backed (0.6%)(a)
Commercial Mortgage Pass Through Certificates, 4.98%, 05/10/43	6,180,000	6,061,325

Total Commercial Mortgage Backed Securities		80,094,779

U.S. Government Mortgage Backed Agencies (43.6%)
Fannie Mae
5.50%, 02/15/37	7,000,000	7,091,875
6.00%, 02/15/37	47,500,000	48,732,055
6.50%, 03/15/37	4,100,000	4,248,625
Fannie Mae Pool
Pool #709921, 5.00%, 06/01/18	56,929	57,833
Pool #255315, 4.00%, 07/01/19	159,934	157,698
Pool #811970, 4.50%, 02/01/20	75,347	75,515
Pool #560868, 7.50%, 02/01/31	3,873	4,185
Pool #607212, 7.50%, 10/01/31	77,670	83,934
Pool #607559, 6.50%, 11/01/31	2,034	2,124
Pool #607632, 6.50%, 11/01/31	847	885
Pool #661664, 7.50%, 09/01/32	76,602	82,620
Pool #254548, 5.50%, 12/01/32	97,105	98,636
Pool #656559, 6.50%, 02/01/33	200,700	209,490
Pool #694846, 6.50%, 04/01/33	28,879	29,982
Pool #750229, 6.50%, 10/01/33	183,496	190,506
Pool #725027, 5.00%, 11/01/33	3,600,000	3,591,314
Pool #788027, 6.50%, 09/01/34	146,253	152,211
Pool #804847, 4.50%, 01/01/35	234,666	228,103
Pool #735141, 5.50%, 01/01/35	6,574,162	6,662,998
Pool #256023, 6.00%, 12/01/35	4,999,268	5,130,873
Pool #888022, 5.00%, 02/01/36	31,547,565	31,433,943
Pool #885398, 5.00%, 06/01/36	13,441,120	13,387,667
Pool #888077, 5.00%, 08/01/36	2,004,725	1,996,732
Pool #894441, 5.84%, 08/01/36(a)	6,959,657	7,177,131
Pool #908698, 6.50%, 10/01/36	1,159,600	1,203,896
Pool #888678, 5.00%, 12/01/36	4,196,180	4,181,067
Pool #919390, 6.50%, 05/01/37	487,336	505,934
Pool #919496, 6.50%, 05/01/37	30,789	31,964
Pool #937776, 6.50%, 06/01/37	630,208	654,258
Pool #939749, 6.50%, 06/01/37	942,137	978,090
Pool #937723, 6.50%, 06/01/37	653,199	678,126
Pool #939745, 6.50%, 06/01/37	1,793,406	1,861,846
Pool #899585, 6.00%, 07/01/37	1,800,000	1,847,328
Pool #936887, 6.00%, 08/01/37	7,200,000	7,389,314
Pool #946614, 6.00%, 09/01/37	3,599,999	3,694,656
Pool # 888637, 6.00%, 09/01/37	301,985	309,926
Pool #950726, 6.02%, 10/01/37(a)	5,633,490	5,778,719
Federal Home Loan Mortgage Corp. TBA, 5.50%, 02/19/18	400,000	409,250
Federal National Mortgage Association TBA
6.00%, 02/19/17	2,000,000	2,066,876
5.50%, 02/01/18	4,800,000	4,915,498
Freddie Mac, 5.50%, 03/15/37	4,000,000	4,042,500
Freddie Mac Gold Pool
Pool #E00282, 6.50%, 03/01/09	16,403	16,973
Pool #G10399, 6.50%, 07/01/09	4,469	4,526
Pool #E00394, 7.50%, 09/01/10	20,426	21,034
Pool #M80898, 4.50%, 02/01/11	307,014	308,722
Pool #M80904, 4.50%, 03/01/11	198,077	196,981
Pool #M80917, 4.50%, 05/01/11	46,023	46,279
Pool #M80926, 4.50%, 07/01/11	190,667	191,728
Pool #M80934, 4.50%, 08/01/11	236,492	235,183
Pool #G10940, 6.50%, 11/01/11	8,378	8,625
Pool #G11130, 6.00%, 12/01/11	75,608	77,561
Pool #M80981, 4.50%, 07/01/12	96,544	96,228
Pool #E00507, 7.50%, 09/01/12	2,010	2,094
Pool #G10749, 6.00%, 10/01/12	49,402	51,123
Pool #M81009, 4.50%, 02/01/13	111,521	110,904
Pool #E69050, 6.00%, 02/01/13	26,429	27,315
Pool #E72896, 7.00%, 10/01/13	13,319	13,905
Pool #G11612, 6.00%, 04/01/14	46,455	47,565
Pool #E00677, 6.00%, 06/01/14	71,308	73,708
Pool #E00802, 7.50%, 02/01/15	36,430	38,193
Pool #G11001, 6.50%, 03/01/15	26,326	27,458
Pool #G11003, 7.50%, 04/01/15	1,895	1,986
Pool #G11164, 7.00%, 05/01/15	5,966	6,240
Pool #E81396, 7.00%, 10/01/15	1,096	1,147
Pool #E81394, 7.50%, 10/01/15	10,665	11,199
Pool #E84097, 6.50%, 12/01/15	3,261	3,400
Pool #E82132, 7.00%, 01/01/16	3,118	3,264
Pool #E00938, 7.00%, 01/01/16	16,107	16,860
Pool #E82815, 6.00%, 03/01/16	13,295	13,748
Pool #E83231, 6.00%, 04/01/16	3,400	3,517
Pool #E83233, 6.00%, 04/01/16	9,313	9,633
Pool #G11972, 6.00%, 04/01/16	208,056	215,134
Pool #E83046, 7.00%, 04/01/16	1,973	2,066
Pool #E83355, 6.00%, 05/01/16	12,973	13,419
Pool #E83636, 6.00%, 05/01/16	22,677	23,457
Pool #E00975, 6.00%, 05/01/16	48,895	50,561
Pool #E83933, 6.50%, 05/01/16	843	878
Pool #E00985, 6.00%, 06/01/16	27,281	28,212
Pool #E84236, 6.50%, 06/01/16	5,661	5,896
Pool #E00987, 6.50%, 06/01/16	23,374	24,362
Pool #E00996, 6.50%, 07/01/16	2,979	3,105
Pool #E84912, 6.50%, 08/01/16	13,844	14,418
Pool #E85117, 6.50%, 08/01/16	7,915	8,244
Pool #E85387, 6.00%, 09/01/16	27,510	28,457
Pool #E85800, 6.50%, 10/01/16	5,687	5,923
Pool #E86183, 6.00%, 11/01/16	4,088	4,229
Pool #G11207, 7.00%, 11/01/16	14,920	15,620
Pool #E01083, 7.00%, 11/01/16	5,207	5,443
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #E86746, 5.50%, 12/01/16	$65,809	$67,354
Pool #E86533, 6.00%, 12/01/16	8,455	8,746
Pool #E87584, 6.00%, 01/01/17	9,444	9,769
Pool #E01095, 6.00%, 01/01/17	10,859	11,233
Pool #E86995, 6.50%, 01/01/17	24,797	25,826
Pool #E87291, 6.50%, 01/01/17	29,906	31,146
Pool #E87446, 6.50%, 01/01/17	5,345	5,560
Pool #E88076, 6.00%, 02/01/17	7,881	8,151
Pool #E88055, 6.50%, 02/01/17	48,975	50,949
Pool #E88106, 6.50%, 02/01/17	29,514	30,704
Pool #E01127, 6.50%, 02/01/17	17,466	18,196
Pool #E88134, 6.00%, 03/01/17	2,445	2,528
Pool #E88474, 6.00%, 03/01/17	16,107	16,657
Pool #E88768, 6.00%, 03/01/17	45,072	46,623
Pool #E01137, 6.00%, 03/01/17	16,629	17,201
Pool #E01138, 6.50%, 03/01/17	8,795	9,160
Pool #E88729, 6.00%, 04/01/17	11,857	12,262
Pool #E89149, 6.00%, 04/01/17	19,609	20,279
Pool #E89151, 6.00%, 04/01/17	15,015	15,528
Pool #E89217, 6.00%, 04/01/17	10,601	10,963
Pool #E89222, 6.00%, 04/01/17	74,252	76,789
Pool #E89347, 6.00%, 04/01/17	3,523	3,643
Pool #E89496, 6.00%, 04/01/17	18,296	18,921
Pool #E01139, 6.00%, 04/01/17	74,902	77,478
Pool #E89203, 6.50%, 04/01/17	7,308	7,603
Pool #G11409, 6.00%, 05/01/17	100,470	103,928
Pool #E89788, 6.00%, 05/01/17	10,144	10,491
Pool #E89530, 6.00%, 05/01/17	45,066	46,606
Pool #E89746, 6.00%, 05/01/17	104,762	108,342
Pool #E89909, 6.00%, 05/01/17	16,849	17,425
Pool #E01140, 6.00%, 05/01/17	65,784	68,047
Pool #E89924, 6.50%, 05/01/17	49,415	51,406
Pool #E01156, 6.50%, 05/01/17	24,803	25,826
Pool #E90194, 6.00%, 06/01/17	13,007	13,452
Pool #E90227, 6.00%, 06/01/17	10,497	10,856
Pool #E90313, 6.00%, 06/01/17	5,616	5,808
Pool #E01157, 6.00%, 06/01/17	45,955	47,535
Pool #B15071, 6.00%, 06/01/17	218,004	225,508
Pool #E90591, 5.50%, 07/01/17	65,151	66,863
Pool #E90594, 6.00%, 07/01/17	39,607	40,960
Pool #E90667, 6.00%, 07/01/17	10,589	10,951
Pool #E90645, 6.00%, 07/01/17	71,911	74,368
Pool #E01186, 5.50%, 08/01/17	145,685	149,535
Pool #E01205, 6.50%, 08/01/17	18,888	19,665
Pool #G11295, 5.50%, 09/01/17	96,600	99,137
Pool #G11458, 6.00%, 09/01/17	34,920	36,093
Pool #E93476, 5.00%, 01/01/18	123,677	125,609
Pool #G11434, 6.50%, 01/01/18	25,985	27,062
Pool #E01311, 5.50%, 02/01/18	1,532,497	1,572,756
Pool #E01344, 4.50%, 04/01/18	92,905	93,027
Pool #E98207, 5.00%, 04/01/18	40,077	40,680
Pool #G11399, 5.50%, 04/01/18	141,646	145,396
Pool #E96459, 5.00%, 05/01/18	52,781	53,575
Pool #E99869, 5.00%, 06/01/18	65,999	67,030
Pool #E97335, 5.00%, 07/01/18	1,023,954	1,039,362
Pool #E97366, 5.00%, 07/01/18	288,367	292,706
Pool #E97702, 5.00%, 07/01/18	385,686	391,490
Pool #E98258, 5.00%, 07/01/18	157,306	159,673
Pool #E99426, 5.00%, 09/01/18	112,147	113,835
Pool #E99498, 5.00%, 09/01/18	119,952	121,758
Pool #E99579, 5.00%, 09/01/18	88,544	89,876
Pool #E99673, 5.00%, 10/01/18	51,667	52,444
Pool #E99675, 5.00%, 10/01/18	539,641	547,761
Pool #E01488, 5.00%, 10/01/18	99,734	101,252
Pool #B10210, 5.50%, 10/01/18	278,353	284,890
Pool #G11480, 5.00%, 11/01/18	521,750	529,601
Pool #B10650, 5.00%, 11/01/18	160,562	162,978
Pool #B10653, 5.50%, 11/01/18	216,336	221,944
Pool #B11186, 4.50%, 12/01/18	3,790,965	3,792,808
Pool #E01538, 5.00%, 12/01/18	652,812	662,679
Pool #B11548, 5.50%, 12/01/18	80,397	82,285
Pool #B13147, 5.00%, 01/01/19	399,599	405,612
Pool #B12214, 5.00%, 02/01/19	239,606	243,091
Pool #G11531, 5.50%, 02/01/19	58,801	60,326
Pool #B12737, 4.50%, 03/01/19	334,226	334,083
Pool #E01604, 5.50%, 03/01/19	114,730	117,424
Pool #B12908, 5.50%, 03/01/19	114,206	117,039
Pool #B13671, 5.00%, 04/01/19	92,209	93,550
Pool #B13600, 5.50%, 04/01/19	71,933	73,717
Pool #B13430, 5.50%, 04/01/19	106,782	109,431
Pool #B14236, 5.00%, 05/01/19	280,370	284,447
Pool #B15172, 4.50%, 06/01/19	228,515	228,417
Pool #B15013, 5.00%, 06/01/19	173,318	175,838
Pool #B15396, 5.50%, 06/01/19	116,543	119,434
Pool #B15759, 4.50%, 07/01/19	333,342	333,199
Pool #G18002, 5.00%, 07/01/19	117,437	119,145
Pool #B15503, 5.00%, 07/01/19	161,095	163,438
Pool #B15717, 5.00%, 07/01/19	234,739	238,153
Pool #B15872, 5.00%, 07/01/19	100,390	101,850
Pool #G18007, 6.00%, 07/01/19	52,981	54,716
Pool #G18005, 5.00%, 08/01/19	319,140	323,781
Pool #G18006, 5.50%, 08/01/19	107,278	109,939
Pool #B16087, 6.00%, 08/01/19	127,767	131,953
Pool #G18009, 5.00%, 09/01/19	566,979	575,224
Pool #B16648, 5.00%, 09/01/19	132,360	134,284
Pool #B16626, 5.00%, 09/01/19	654,689	664,210
Pool #B16657, 5.00%, 09/01/19	153,701	155,936
Pool #B16826, 5.00%, 10/01/19	208,469	211,500
Pool #B16985, 5.00%, 10/01/19	93,497	94,857
Pool #G18022, 5.50%, 11/01/19	221,656	227,153
Pool #G18025, 4.50%, 12/01/19	589,401	589,149
Pool #B17371, 5.00%, 12/01/19	221,168	224,385
Pool #B14288, 5.50%, 12/01/19	123,776	126,846
Pool #B14668, 5.00%, 01/01/20	414,247	419,794
Pool #B17624, 5.00%, 01/01/20	280,224	284,299
Pool #B17982, 4.00%, 03/01/20	151,982	149,107
Pool #B18939, 4.50%, 03/01/20	166,322	166,159
Pool #G18050, 4.00%, 04/01/20	155,183	152,247
Pool #B19226, 4.00%, 04/01/20	38,729	37,997
Pool #B18276, 4.50%, 04/01/20	3,579,670	3,576,155
Pool #B18170, 5.00%, 04/01/20	140,274	142,152
Pool #B18437, 5.50%, 05/01/20	101,594	103,980
Pool #B19414, 5.00%, 06/01/20	264,624	268,167
Pool #G18062, 6.00%, 06/01/20	103,828	107,242
Pool #J02235, 4.50%, 07/01/20	149,795	149,648
Pool #B19624, 4.50%, 07/01/20	157,358	157,204
Pool #G11742, 5.00%, 07/01/20	698,051	708,202
Pool #J02325, 5.50%, 07/01/20	288,950	295,803
Pool #J02428, 4.00%, 08/01/20	3,938,113	3,863,612
Pool #G11720, 4.50%, 08/01/20	1,567,997	1,567,326
Pool #J02438, 4.50%, 08/01/20	137,339	137,204
Pool #B19834, 4.50%, 08/01/20	252,986	252,737
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #B19642, 4.50%, 08/01/20	$653,947	$653,305
Pool #G18072, 4.50%, 09/01/20	637,582	636,956
Pool #J02508, 4.50%, 09/01/20	189,053	188,868
Pool #J02527, 4.50%, 09/01/20	712,406	711,706
Pool #J02551, 4.50%, 09/01/20	96,500	96,405
Pool #J00183, 4.50%, 10/01/20	183,424	183,243
Pool #J00219, 4.50%, 10/01/20	565,096	564,541
Pool #J02664, 4.50%, 10/01/20	129,481	129,354
Pool #J05831, 4.50%, 11/01/20	126,912	126,787
Pool #G11827, 4.50%, 11/01/20	1,834,982	1,833,180
Pool #J00637, 4.50%, 12/01/20	1,298,780	1,297,504
Pool #J00629, 4.50%, 12/01/20	175,428	175,256
Pool #J00718, 5.00%, 12/01/20	1,029,752	1,043,539
Pool #J00935, 5.00%, 12/01/20	88,488	89,673
Pool #G11880, 5.00%, 12/01/20	610,593	618,768
Pool #J01006, 4.50%, 01/01/21	127,104	126,980
Pool #J00854, 5.00%, 01/01/21	501,952	508,672
Pool #J00871, 5.00%, 01/01/21	234,444	237,583
Pool #J01049, 5.00%, 01/01/21	2,356,528	2,388,078
Pool #G18096, 5.50%, 01/01/21	96,142	98,400
Pool #J00855, 5.50%, 01/01/21	236,708	242,322
Pool #G18116, 4.50%, 02/01/21	131,014	130,885
Pool #J01189, 5.00%, 02/01/21	148,201	150,086
Pool #J05986, 5.00%, 02/01/21	107,794	109,237
Pool #J01279, 5.50%, 02/01/21	218,952	224,112
Pool #J01256, 5.00%, 03/01/21	128,050	129,679
Pool #J01414, 5.00%, 03/01/21	99,933	101,205
Pool #G11998, 4.50%, 04/01/21	815,132	814,332
Pool #J01576, 5.00%, 04/01/21	637,299	645,409
Pool #J01570, 5.50%, 04/01/21	139,210	142,480
Pool #J01633, 5.50%, 04/01/21	638,214	653,254
Pool #J01757, 5.00%, 05/01/21	234,411	237,394
Pool #J01771, 5.00%, 05/01/21	170,571	172,741
Pool #J01833, 5.00%, 05/01/21	106,426	107,780
Pool #J01879, 5.00%, 05/01/21	217,363	220,129
Pool #J06015, 5.00%, 05/01/21	189,999	192,416
Pool #G12205, 4.50%, 06/01/21	304,719	304,420
Pool #G18122, 5.00%, 06/01/21	179,982	182,272
Pool #G18123, 5.50%, 06/01/21	357,754	366,185
Pool #J01980, 6.00%, 06/01/21	221,997	229,314
Pool #J03074, 5.00%, 07/01/21	167,549	169,681
Pool #J03028, 5.50%, 07/01/21	227,437	232,797
Pool #G12245, 6.00%, 07/01/21	124,165	128,257
Pool #G12310, 5.50%, 08/01/21	100,399	102,765
Pool #G12348, 6.00%, 08/01/21	260,454	269,038
Pool #G12378, 4.50%, 09/01/21	177,796	177,622
Pool #G12855, 5.00%, 09/01/21	5,761,983	5,839,128
Pool #G12412, 5.50%, 11/01/21	136,056	139,262
Pool #C90559, 7.00%, 05/01/22	76,199	80,994
Pool #C00351, 8.00%, 07/01/24	1,867	2,032
Pool #D60780, 8.00%, 06/01/25	3,879	4,220
Pool #D64617, 8.00%, 10/01/25	21,988	23,913
Pool #D82854, 7.00%, 10/01/27	4,392	4,683
Pool #C00566, 7.50%, 12/01/27	7,512	8,158
Pool #C00676, 6.50%, 11/01/28	43,786	45,868
Pool #C00678, 7.00%, 11/01/28	10,726	11,439
Pool #C18271, 7.00%, 11/01/28	8,415	8,974
Pool #C00836, 7.00%, 07/01/29	4,452	4,748
Pool #C30265, 6.50%, 08/01/29	8,540	8,944
Pool #A16201, 7.00%, 08/01/29	18,303	19,520
Pool #C31282, 7.00%, 09/01/29	915	976
Pool #C31285, 7.00%, 09/01/29	10,098	10,770
Pool #A18212, 7.00%, 11/01/29	175,953	187,653
Pool #C32914, 8.00%, 11/01/29	4,219	4,590
Pool #C37436, 8.00%, 01/01/30	6,547	7,122
Pool #C36306, 7.00%, 02/01/30	5,109	5,446
Pool #C36429, 7.00%, 02/01/30	5,455	5,816
Pool #C00921, 7.50%, 02/01/30	5,484	5,941
Pool #G01108, 7.00%, 04/01/30	3,757	4,007
Pool #C37703, 7.50%, 04/01/30	5,383	5,832
Pool #G01133, 6.50%, 07/01/30	29,236	30,626
Pool #C41561, 8.00%, 08/01/30	3,151	3,428
Pool #C01051, 8.00%, 09/01/30	10,968	11,934
Pool #C43550, 7.00%, 10/01/30	8,762	9,341
Pool #C44017, 7.50%, 10/01/30	1,180	1,278
Pool #C43967, 8.00%, 10/01/30	36,378	39,585
Pool #C44978, 7.00%, 11/01/30	1,565	1,669
Pool #C44535, 7.50%, 11/01/30	1,826	1,978
Pool #C44957, 8.00%, 11/01/30	6,961	7,575
Pool #C01106, 7.00%, 12/01/30	59,913	63,872
Pool #C01103, 7.50%, 12/01/30	5,017	5,435
Pool #C01116, 7.50%, 01/01/31	4,584	4,966
Pool #C46932, 7.50%, 01/01/31	9,046	9,799
Pool #C47287, 7.50%, 02/01/31	5,521	5,981
Pool #G01217, 7.00%, 03/01/31	50,055	53,363
Pool #C48851, 7.00%, 03/01/31	6,942	7,389
Pool #C48206, 7.50%, 03/01/31	11,180	12,112
Pool #C01172, 6.50%, 05/01/31	26,475	27,670
Pool #C52685, 6.50%, 05/01/31	22,510	23,526
Pool #C52136, 7.00%, 05/01/31	10,693	11,382
Pool #C53589, 6.50%, 06/01/31	62,818	65,654
Pool #C53324, 7.00%, 06/01/31	12,804	13,628
Pool #C01209, 8.00%, 06/01/31	2,114	2,300
Pool #C54897, 6.50%, 07/01/31	43,638	45,608
Pool #C54792, 7.00%, 07/01/31	53,344	56,779
Pool #C55071, 7.50%, 07/01/31	618	669
Pool #G01309, 7.00%, 08/01/31	13,084	13,927
Pool #C01220, 6.50%, 09/01/31	6,988	7,304
Pool #C58215, 6.50%, 09/01/31	1,838	1,921
Pool #C58362, 6.50%, 09/01/31	16,368	17,107
Pool #G01311, 7.00%, 09/01/31	79,264	84,502
Pool #G01315, 7.00%, 09/01/31	3,010	3,209
Pool #C01222, 7.00%, 09/01/31	9,410	10,016
Pool #C01244, 6.50%, 10/01/31	39,999	41,805
Pool #C58961, 6.50%, 10/01/31	329,818	344,707
Pool #C58647, 7.00%, 10/01/31	2,390	2,544
Pool #C58694, 7.00%, 10/01/31	17,199	18,306
Pool #C60991, 6.50%, 11/01/31	8,707	9,100
Pool #C60012, 7.00%, 11/01/31	4,412	4,696
Pool #C61298, 8.00%, 11/01/31	11,530	12,549
Pool #C01271, 6.50%, 12/01/31	12,620	13,189
Pool #C61105, 7.00%, 12/01/31	7,796	8,298
Pool #C01305, 7.50%, 12/01/31	5,545	6,002
Pool #C62218, 7.00%, 01/01/32	13,996	14,898
Pool #C63171, 7.00%, 01/01/32	26,206	27,894
Pool #G01355, 6.50%, 02/01/32	374,928	391,854
Pool #C64121, 7.50%, 02/01/32	8,052	8,715
Pool #C64668, 6.50%, 03/01/32	13,683	14,296
Pool #C65466, 6.50%, 03/01/32	94,097	98,309
Pool #C01310, 6.50%, 03/01/32	66,531	69,509
Pool #C66191, 6.50%, 04/01/32	21,207	22,156
Pool #C66192, 6.50%, 04/01/32	11,237	11,740
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #C66088, 6.50%, 04/01/32	$11,471	$11,984
Pool #C01343, 6.50%, 04/01/32	61,358	64,105
Pool #G01391, 7.00%, 04/01/32	126,456	134,812
Pool #C66744, 7.00%, 04/01/32	2,701	2,871
Pool #C01345, 7.00%, 04/01/32	41,570	44,184
Pool #C65717, 7.50%, 04/01/32	7,859	8,491
Pool #C01370, 8.00%, 04/01/32	8,974	9,769
Pool #C67097, 6.50%, 05/01/32	5,430	5,673
Pool #C66758, 6.50%, 05/01/32	292,985	306,101
Pool #C66919, 6.50%, 05/01/32	3,623	3,785
Pool #C67313, 6.50%, 05/01/32	1,673	1,747
Pool #C01351, 6.50%, 05/01/32	39,844	41,628
Pool #C66916, 7.00%, 05/01/32	26,365	28,023
Pool #C67259, 7.00%, 05/01/32	2,976	3,163
Pool #C67235, 7.00%, 05/01/32	75,417	80,160
Pool #C01381, 8.00%, 05/01/32	44,865	48,829
Pool #C67996, 6.50%, 06/01/32	9,079	9,486
Pool #C72361, 6.50%, 06/01/32	23,081	24,123
Pool #C72497, 6.50%, 06/01/32	13,251	13,849
Pool #C01364, 6.50%, 06/01/32	40,512	42,326
Pool #C68290, 7.00%, 06/01/32	12,416	13,197
Pool #C68300, 7.00%, 06/01/32	56,874	60,450
Pool #C68307, 8.00%, 06/01/32	2,731	2,973
Pool #G01433, 6.50%, 07/01/32	20,928	21,865
Pool #C71403, 6.50%, 07/01/32	44,259	46,257
Pool #G01449, 7.00%, 07/01/32	90,249	96,212
Pool #C68988, 7.50%, 07/01/32	3,255	3,516
Pool #G01443, 6.50%, 08/01/32	142,081	148,441
Pool #G01444, 6.50%, 08/01/32	145,194	151,749
Pool #C74006, 6.50%, 08/01/32	11,110	11,607
Pool #C01385, 6.50%, 08/01/32	56,687	59,225
Gold Pool #C69951, 6.50%, 08/01/32	26,442	27,626
Pool #C69908, 7.00%, 08/01/32	48,829	51,900
Pool #C70211, 7.00%, 08/01/32	42,677	45,361
Pool #C01396, 6.50%, 09/01/32	93,482	97,667
Pool #C71089, 7.50%, 09/01/32	11,793	12,740
Pool #C01404, 6.50%, 10/01/32	227,487	237,671
Pool #C72160, 7.50%, 10/01/32	5,765	6,228
Pool #A14012, 6.50%, 11/01/32	69,420	72,528
Pool #C73984, 6.50%, 12/01/32	9,314	9,731
Pool #C77531, 6.50%, 02/01/33	73,219	76,497
Pool #G01536, 7.00%, 03/01/33	67,029	70,574
Pool #A10212, 6.50%, 06/01/33	18,437	19,241
Pool #A16419, 6.50%, 11/01/33	41,033	42,822
Pool #A17177, 6.50%, 12/01/33	26,514	27,670
Pool #A16522, 6.50%, 12/01/33	272,499	284,381
Pool #A17262, 6.50%, 12/01/33	78,559	81,985
Pool #C01806, 7.00%, 01/01/34	61,102	64,334
Pool #C01851, 6.50%, 04/01/34	170,314	177,425
Pool #A21356, 6.50%, 04/01/34	171,186	178,334
Pool #A22067, 6.50%, 05/01/34	225,153	234,554
Pool #A24301, 6.50%, 05/01/34	114,101	118,865
Pool #A24988, 6.50%, 07/01/34	107,699	112,196
Pool #G01741, 6.50%, 10/01/34	124,981	130,576
Pool #G08023, 6.50%, 11/01/34	188,054	195,906
Pool #A33137, 6.50%, 01/01/35	54,321	56,589
Pool #G08064, 6.50%, 04/01/35	124,233	129,203
Pool #A31989, 6.50%, 04/01/35	65,056	67,658
Pool #A38817, 6.50%, 05/01/35	18,822	19,558
Pool #G01947, 7.00%, 05/01/35	101,932	108,343
Pool #A46279, 5.00%, 07/01/35	520,242	518,172
Pool #A46718, 4.50%, 08/01/35	797,348	771,413
Pool #A46671, 5.00%, 08/01/35	180,662	179,943
Pool #G08072, 5.00%, 08/01/35	2,938,857	2,927,161
Pool #G01867, 5.00%, 08/01/35	4,048,100	4,031,991
Pool #A33015, 5.00%, 08/01/35	1,585,557	1,579,247
Pool #A36407, 5.00%, 08/01/35	207,571	206,745
Pool #A36609, 5.00%, 08/01/35	3,713,108	3,698,332
Pool #A36646, 5.00%, 08/01/35	10,713,598	10,670,963
Pool #A36973, 5.00%, 08/01/35	281,945	280,823
Pool #G08073, 5.50%, 08/01/35	1,710,209	1,732,428
Pool #A47036, 4.50%, 09/01/35	253,471	245,226
Pool #A47055, 4.50%, 09/01/35	3,125,591	3,023,929
Pool #A37533, 4.50%, 09/01/35	199,123	192,647
Pool #A47039, 5.00%, 09/01/35	2,586,366	2,576,073
Pool #A37534, 5.00%, 09/01/35	2,959,848	2,948,070
Pool #A37567, 5.00%, 09/01/35	242,735	241,769
Pool #A37135, 5.50%, 09/01/35	3,040,244	3,079,742
Pool #A46935, 6.50%, 09/01/35	112,296	116,788
Pool #G01890, 4.50%, 10/01/35	506,980	490,490
Pool #G02045, 4.50%, 10/01/35	182,692	176,750
Pool #A38074, 5.00%, 10/01/35	528,469	526,366
Pool #A38255, 5.50%, 10/01/35	2,510,749	2,543,368
Pool #A38531, 5.50%, 10/01/35	2,970,837	3,009,432
Pool #A38667, 5.50%, 10/01/35	2,154,444	2,182,433
Pool #G08088, 6.50%, 10/01/35	669,331	696,104
Pool #G08109, 4.50%, 11/01/35	263,103	254,545
Pool #A47750, 5.00%, 11/01/35	1,823,891	1,816,633
Pool #A47753, 5.00%, 11/01/35	2,263,716	2,254,707
Pool #A39892, 5.00%, 11/01/35	185,947	185,207
Pool #A39258, 5.00%, 11/01/35	145,745	145,165
Pool #A39490, 5.00%, 11/01/35	262,497	261,452
Pool #G08095, 5.50%, 11/01/35	515,477	522,173
Pool #A39759, 5.50%, 11/01/35	170,142	172,352
Pool #A40141, 6.50%, 11/01/35	89,731	93,320
Pool #A47682, 6.50%, 11/01/35	571,001	593,841
Pool #A40182, 5.00%, 12/01/35	262,429	261,385
Pool #A40268, 5.00%, 12/01/35	211,019	210,179
Pool #A41041, 5.00%, 12/01/35	456,821	455,003
Pool #G01959, 5.00%, 12/01/35	2,409,507	2,399,918
Pool #A40376, 5.50%, 12/01/35	161,165	163,259
Pool #G02220, 4.50%, 01/01/36	156,563	151,471
Pool #A42298, 4.50%, 01/01/36	297,890	288,201
Pool #A41864, 5.00%, 01/01/36	215,431	214,574
Pool #A41326, 5.50%, 01/01/36	855,503	866,618
Pool #A41354, 5.50%, 01/01/36	5,633,824	5,707,016
Pool #A42305, 5.50%, 01/01/36	1,276,346	1,292,633
Pool #A42332, 5.50%, 01/01/36	302,253	306,180
Pool #G08105, 5.50%, 01/01/36	6,244,162	6,325,283
Pool #A41548, 7.00%, 01/01/36	236,586	250,520
Pool #G08111, 5.50%, 02/01/36	4,573,195	4,631,551
Pool #A43672, 6.50%, 02/01/36	80,759	83,917
Pool #A48303, 7.00%, 02/01/36	96,444	101,546
Pool #A43452, 5.50%, 03/01/36	140,820	142,617
Pool #A43757, 5.50%, 03/01/36	1,606,004	1,626,497
Pool #A43861, 5.50%, 03/01/36	3,504,033	3,548,746
Pool #G08116, 5.50%, 03/01/36	894,006	905,413
Pool #A43644, 6.50%, 03/01/36	118,273	122,898
Pool #A44534, 5.00%, 04/01/36	176,313	175,555
Pool #A44743, 5.00%, 04/01/36	151,436	150,833
Pool #A54580, 5.00%, 04/01/36	354,339	352,929
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #A48700, 4.50%, 05/01/36	$120,120	$116,177
Pool #G02186, 5.00%, 05/01/36	13,202,813	13,150,272
Pool #A48911, 5.50%, 05/01/36	518,887	525,508
Pool #A48976, 5.50%, 05/01/36	4,743,758	4,804,291
Pool #A48735, 5.50%, 05/01/36	360,124	364,719
Pool #G08130, 6.50%, 05/01/36	225,035	233,835
Pool #A49637, 5.00%, 06/01/36	720,449	717,351
Pool #A49653, 5.50%, 06/01/36	18,609,888	18,847,359
Pool #G08134, 5.50%, 06/01/36	516,096	522,681
Pool #A50139, 6.50%, 06/01/36	188,454	195,823
Pool #A49960, 7.00%, 06/01/36	41,674	43,879
Pool #G08139, 5.50%, 07/01/36	1,054,302	1,067,755
Pool #A50832, 5.50%, 07/01/36	674,036	682,637
Pool #A50313, 5.50%, 07/01/36	453,191	458,974
Pool #A50714, 5.50%, 07/01/36	230,004	232,939
Pool #G08141, 6.50%, 07/01/36	862,082	895,792
Pool #A51069, 5.00%, 08/01/36	179,997	179,223
Pool #A51078, 5.50%, 08/01/36	233,846	236,830
Pool #G02267, 6.50%, 08/01/36	1,311,785	1,363,081
Pool #A51250, 6.50%, 08/01/36	605,048	628,708
Pool #A51337, 6.50%, 08/01/36	183,899	191,090
Pool #G02375, 6.50%, 09/01/36	704,824	732,385
Pool #A52253, 6.50%, 09/01/36	186,930	194,240
Pool #G02342, 5.00%, 10/01/36	1,049,506	1,044,992
Pool #A53040, 5.50%, 10/01/36	854,954	865,864
Pool #A53286, 5.50%, 10/01/36	1,011,058	1,023,960
Pool #A53632, 6.00%, 10/01/36	743,659	762,564
Pool #A53039, 6.50%, 10/01/36	310,617	322,763
Pool #A53219, 6.50%, 10/01/36	365,282	379,566
Pool #A55587, 5.50%, 12/01/36	307,314	311,236
Pool #G03449, 6.00%, 10/01/37	13,902,842	14,256,369
Freddie Mac Non Gold Pool
Pool #1G2652, 5.74%, 04/01/37(a)	3,531,857	3,545,717
Pool #1J1593, 5.74%, 04/01/37(a)	7,192,140	7,386,944
Pool #1J1594, 5.88%, 04/01/37(a)	7,750,784	7,932,358
Pool #1G1945, 5.73%, 05/01/37	6,953,055	7,135,208
Ginnie Mae I pool
Pool #279461, 9.00%, 11/15/19	2,218	2,433
Pool #376510, 7.00%, 05/15/24	6,567	7,042
Pool #457801, 7.00%, 08/15/28	10,100	10,825
Pool #486936, 6.50%, 02/15/29	7,242	7,578
Pool #490258, 6.50%, 02/15/29	1,579	1,652
Pool #502969, 6.00%, 03/15/29	21,375	22,157
Pool #487053, 7.00%, 03/15/29	8,965	9,607
Pool #781014, 6.00%, 04/15/29	20,752	21,513
Pool #509099, 7.00%, 06/15/29	5,158	5,527
Pool #470643, 7.00%, 07/15/29	13,617	14,592
Pool #434505, 7.50%, 08/15/29	1,629	1,758
Pool #416538, 7.00%, 10/15/29	2,424	2,598
Pool #524269, 8.00%, 11/15/29	7,556	8,302
Pool #781124, 7.00%, 12/15/29	37,987	40,712
Pool #525561, 8.00%, 01/15/30	2,951	3,243
Pool #507396, 7.50%, 09/15/30	73,431	79,246
Pool #531352, 7.50%, 09/15/30	9,806	10,583
Pool #536334, 7.50%, 10/15/30	862	931
Pool #540659, 7.00%, 01/15/31	832	891
Pool #486019, 7.50%, 01/15/31	3,979	4,292
Pool #535388, 7.50%, 01/15/31	3,749	4,044
Pool #537406, 7.50%, 02/15/31	2,939	3,170
Pool #528589, 6.50%, 03/15/31	65,057	68,006
Pool #508473, 7.50%, 04/15/31	13,687	14,766
Pool #544470, 8.00%, 04/15/31	3,155	3,468
Pool #781287, 7.00%, 05/15/31	22,345	23,937
Pool #549742, 7.00%, 07/15/31	8,322	8,908
Pool #781319, 7.00%, 07/15/31	7,165	7,672
Pool #485879, 7.00%, 08/15/31	21,163	22,655
Pool #572554, 6.50%, 09/15/31	149,410	156,182
Pool #555125, 7.00%, 09/15/31	3,677	3,936
Pool #781328, 7.00%, 09/15/31	20,772	22,252
Pool #550991, 6.50%, 10/15/31	10,320	10,787
Pool #571267, 7.00%, 10/15/31	3,020	3,233
Pool #547948, 6.50%, 11/15/31	6,972	7,288
Pool #574837, 7.50%, 11/15/31	4,680	5,049
Pool #555171, 6.50%, 12/15/31	3,411	3,565
Pool #781380, 7.50%, 12/15/31	6,507	6,921
Pool #781481, 7.50%, 01/15/32	34,875	37,639
Pool #580972, 6.50%, 02/15/32	6,276	6,560
Pool #781401, 7.50%, 02/15/32	18,085	19,515
Pool #781916, 6.50%, 03/15/32	411,743	430,380
Pool #552474, 7.00%, 03/15/32	13,117	14,041
Pool #781478, 7.50%, 03/15/32	11,154	12,038
Pool #781429, 8.00%, 03/15/32	16,385	18,011
Pool #781431, 7.00%, 04/15/32	79,857	85,488
Pool #568715, 7.00%, 05/15/32	59,005	63,164
Pool #552616, 7.00%, 06/15/32	71,078	76,088
Pool #570022, 7.00%, 07/15/32	111,304	119,150
Pool #583645, 8.00%, 07/15/32	9,259	10,181
Pool #595077, 6.00%, 10/15/32	65,410	67,672
Pool #596657, 7.00%, 10/15/32	5,071	5,428
Pool #552903, 6.50%, 11/15/32	354,416	370,447
Pool #552952, 6.00%, 12/15/32	59,909	61,980
Pool #602102, 6.00%, 02/15/33	78,353	81,040
Pool #588192, 6.00%, 02/15/33	33,831	34,991
Pool #603520, 6.00%, 03/15/33	78,160	80,840
Pool #553144, 5.50%, 04/15/33	222,697	227,350
Pool #604243, 6.00%, 04/15/33	136,486	141,167
Pool #611526, 6.00%, 05/15/33	60,240	62,306
Pool #631924, 6.00%, 05/15/33	104,300	107,877
Pool #553320, 6.00%, 06/15/33	134,951	139,580
Pool #572733, 6.00%, 07/15/33	30,648	31,699
Pool #573916, 6.00%, 11/15/33	132,590	137,137
Pool #604788, 6.50%, 11/15/33	250,437	261,605
Pool #604875, 6.00%, 12/15/33	269,271	278,505
Pool #781688, 6.00%, 12/15/33	247,573	256,098
Pool #781690, 6.00%, 12/15/33	105,882	109,535
Pool #781699, 7.00%, 12/15/33	40,142	42,977
Pool #621856, 6.00%, 01/15/34	116,782	120,755
Pool #564799, 6.00%, 03/15/34	544,844	563,379
Pool #630038, 6.50%, 08/15/34	224,806	234,633
Pool #781804, 6.00%, 09/15/34	380,738	393,667
Pool #781847, 6.00%, 12/15/34	337,935	349,380
Pool #486921, 5.50%, 02/15/35	136,660	139,396
Pool #781902, 6.00%, 02/15/35	330,550	341,726
Pool #781905, 5.00%, 04/15/35	813,113	815,624
Pool #646799, 4.50%, 07/15/35	169,672	166,112
Pool #645035, 5.00%, 07/15/35	161,672	162,161
Pool #641734, 4.50%, 09/15/35	915,038	895,836
Pool #641779, 5.00%, 09/15/35	3,302,169	3,312,147
Pool #649454, 5.50%, 09/15/35	1,319,584	1,346,353
Pool #649510, 5.50%, 10/15/35	1,973,155	2,013,183
Pool #649513, 5.50%, 10/15/35	2,507,283	2,558,147
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Bond Index Fund

	Principal
	Amount	Value
U.S. Government Mortgage Backed Agencies (continued)
Pool #602461, 5.00%, 12/15/35	$144,195	$144,631
Pool #648439, 5.00%, 01/15/36	286,228	287,041
Pool #650712, 5.00%, 01/15/36	370,601	371,653
Pool #652207, 5.50%, 03/15/36	2,399,089	2,447,477
Pool #652539, 5.00%, 05/15/36	175,074	175,571
Pool #655519, 5.00%, 05/15/36	339,998	340,963
Pool #606308, 5.50%, 05/15/36	420,633	429,117
Pool #606314, 5.50%, 05/15/36	184,345	188,063
Pool #653598, 5.50%, 05/15/36	647,747	660,811
Pool #655457, 6.00%, 05/15/36	160,648	165,984
Pool #635306, 6.00%, 06/15/36	1,026,225	1,060,242
Pool #656666, 6.00%, 06/15/36	999,510	1,032,641
Pool #657912, 6.50%, 08/15/36	283,082	294,852

Total U.S. Government Mortgage Backed Agencies		438,268,913

Collateralized Debt Obligation (0.0%)(d)
Insurance (0.0%)
North Front Pass-Through Trust, 5.81%, 12/15/24	205,000	200,055

Collateralized Mortgage Obligations (0.7%)(a)
Banks (0.7%)
Bear Stearns Adjustable Rate Mortgage Trust, 6.01%, 06/25/47	1,913,740	1,928,888
Merrill Lynch Mortgage Investors, Inc., 5.40%, 09/25/35	4,697,322	4,694,252

Total Collateralized Mortgage Obligations		6,623,140

Repurchase Agreements (2.3%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $18,212,500, collateralized by U.S. Government Agency Mortgages with a market value of $18,575,290	18,211,068	18,211,068
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $5,128,726, collateralized by U.S. Government Agency Mortgages with a market value of $5,230,889	5,128,323	5,128,323

Total Repurchase Agreements		23,339,391

Securities Purchased With Collateral For Securities On Loan (0.1%)
Repurchase Agreement (0.1%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,116,151, collateralized by U.S. Government Agency Mortgages with a market value of $1,138,379	1,116,058	1,116,058

Total Securities Purchased With Collateral For Securities On Loan		1,116,058

Total Investments
(Cost $1,099,352,682) (f) — 111.1%		1,117,273,283

Liabilities in excess of other assets — (11.1)%		(111,265,947)

NET ASSETS — 100.0%		$1,006,007,336

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.

(b)	All or a part of the security was on loan as of January 31, 2008.

(c)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.

(d)	Illiquid security.

(e)	Step Bond: Coupon rate is set for an initial period and then decreases to a lower coupon rate at a specified date. The rate shown is the rate in effect at January 31, 2008.

(f)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

LP	Limited Partnership

REIT	Real Estate Investment Trust

TBA	To Be Announced.

TW	Taiwan

UK	United Kingdom

ULC	Unlimited Liability Co.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (99.6%)
Australia (6.5%)
Air Freight & Logistics (0.1%)(a)
Toll Holdings Ltd.	111,143	$1,112,956

Airline (0.1%)(a)
Qantas Airways Ltd.	203,645	864,177

Beverages (0.2%)(a)
Coca-Cola Amatil Ltd.	112,873	957,696
Foster’s Group Ltd.	366,994	1,859,882
Lion Nathan Ltd.	25,103	214,050

		3,031,628

Biotechnology (0.1%)(a)
CSL Ltd.	90,564	2,834,488

Capital Markets (0.1%)(b)
Macquarie Group Ltd.	48,878	2,846,658
Perpetual Ltd.(a)	2,948	156,230

		3,002,888

Chemicals (0.1%)(a)
Orica Ltd.	51,409	1,354,927

Commercial Banks (1.6%)(a)
Australia & New Zealand Banking Group Ltd.	310,143	7,352,219
Bendigo Bank Ltd.	46,300	524,304
Commonwealth Bank of Australia	223,997	10,084,943
National Australia Bank Ltd.	274,785	8,673,291
St. George Bank Ltd.	38,457	974,251
Westpac Banking Corp.	324,032	7,555,271

		35,164,279

Commercial Services & Supplies (0.1%)(a)
Brambles Ltd.	122,463	1,191,502
Downer EDI Ltd.(b)	53,552	258,604

		1,450,106

Construction & Engineering (0.1%)(a)
Boart Longyear Group	153,862	275,250
Leighton Holdings Ltd.(b)	26,439	1,189,556

		1,464,806

Construction Materials (0.0%)(a)
Boral Ltd.	84,614	460,602
James Hardie Industries NV	58,410	333,872

		794,474

Containers & Packaging (0.0%)(a)
AmCor Ltd.	137,252	854,642

Distributor (0.0%)(a)
Pacific Brands Ltd.	110,095	283,079

Diversified Consumer Services (0.0%)(a) (b)
ABC Learning Centres Ltd.	107,189	432,938

Diversified Financial Services (0.1%)(a)
Australian Stock Exchange Ltd.	25,094	1,087,864
Babcock & Brown Ltd.(b)	32,433	543,894
Challenger Financial Services Group Ltd.(b)	94,585	303,998

		1,935,756

Diversified Telecommunication Services (0.1%)(a)
Telstra Corp. Ltd.	490,510	1,929,333
Telstra Corp. Ltd., Installment Receipts	185,621	471,765

		2,401,098

Energy Equipment & Services (0.0%)(a) (b)
WorleyParsons Ltd.	21,236	754,533

Food & Staples Retailing (0.4%)
Wesfarmers Ltd. — PPS(a)	28,849	927,199
Wesfarmers Ltd.(a) (b)	92,214	2,976,942
Woolworths Ltd.(a)	203,352	5,298,573

		9,202,714

Food Products (0.0%)(a)
Futuris Corp. Ltd.(b)	73,471	152,588
Goodman Fielder Ltd.	82,979	127,372

		279,960

Health Care Equipment & Supplies (0.1%)(a)
Ansell Ltd.	21,361	228,302
Cochlear Ltd.(b)	11,996	756,260

		984,562

Health Care Providers & Services (0.1%)(a)
Sonic Health Care Ltd.	38,144	563,360
Symbion Health Ltd.	105,235	375,968

		939,328

Hotels, Restaurants & Leisure (0.1%)
Aristocrat Leisure Ltd.(a) (b)	58,082	525,207
Crown Ltd.(a)	93,995	982,001
TABCORP Holdings Ltd.(a) (b)	76,074	960,572
Tatts Group Ltd.(a) (b)	130,459	445,564

		2,913,344

Industrial Conglomerate (0.0%)(a) (b)
CSR Ltd.	220,626	624,565

Insurance (0.5%)(a)
AMP Ltd.	314,066	2,405,434
AXA Asia Pacific Holdings Ltd.	165,197	895,443
Insurance Australia Group Ltd.(b)	331,559	1,125,059
QBE Insurance Group Ltd.	148,397	3,765,387
SunCorp-Metway Ltd.(b)	159,309	2,215,301

		10,406,624

IT Services (0.0%)(a)
Computershare Ltd.	70,608	514,158
Media (0.1%)(a) (b)
Fairfax Media Ltd.	218,301	804,338
Macquarie Communications Infrastructure Group	79,553	361,898

		1,166,236

Metals & Mining (1.5%)(a)
Alumina Ltd.(b)	157,047	739,447
BHP Billiton Ltd.	573,374	19,220,796
BlueScope Steel Ltd.(b)	141,785	1,313,920
Fortescue Metals Group Ltd.	185,840	1,078,559
Iluka Resources Ltd.(b)	69,336	283,863
Newcrest Mining Ltd.(b)	79,588	2,518,858
OneSteel Ltd.	122,061	737,092
Oxiana Ltd.(b)	193,523	537,086
Rio Tinto Ltd.(b)	47,150	5,317,828
Zinifex Ltd.	68,440	647,762

		32,395,211

Multi-Utility (0.0%)(a) (b)
AGL Energy Ltd.	58,166	633,900

Multiline Retail (0.0%)(a) (b)
Harvey Norman Holdings Ltd.	57,604	291,944

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Australia (continued)
Oil, Gas & Consumable Fuels (0.3%)(a)
Caltex Australia Ltd.	14,655	$209,909
Origin Energy Ltd.	122,323	966,203
Paladin Energy Ltd.(b)	115,988	478,829
Santos Ltd.	112,496	1,233,744
Woodside Petroleum Ltd.	76,819	3,245,420

		6,134,105

Paper & Forest Products (0.0%)(a)
PaperlinX Ltd.	94,750	185,945

Real Estate Investment Trusts (REITs) (0.5%)(a)
Centro Properties Group	55,932	34,121
Centro Retail Group	37,896	16,033
CFS Retail Property Trust(b)	233,837	447,774
Commonwealth Property Office Fund(b)	228,851	290,231
DB RREEF Trust	461,432	668,345
Goodman Group	265,892	1,073,247
GPT Group	361,647	1,235,583
ING Industrial Fund(b)	19,558	35,731
Macquarie Office Trust	190,927	196,861
Mirvac Group	197,476	896,608
Stockland(b)	222,018	1,464,645
Westfield Group	303,944	5,108,009

		11,467,188

Real Estate Management & Development (0.1%)(a)
Lend Lease Corp. Ltd.	66,298	860,139

Road & Rail (0.0%)(a) (b)
Asciano Group	81,314	406,604

Textiles, Apparel & Luxury Goods (0.0%)(a) (b)
Billabong International Ltd.	12,273	132,880

Transportation Infrastructure (0.1%)(a)
Macquarie Airports	63,064	222,258
Macquarie Infrastructure Group	454,301	1,251,379
Transurban Group(b)	182,856	1,091,873

		2,565,510

		139,841,692

Austria (0.6%)(a)
Building Products (0.0%)
Wienerberger AG	10,093	463,155

Commercial Banks (0.1%)
Erste Bank der Oesterreichischen Sparkassen AG	31,004	1,685,850
Raiffeisen International Bank Holding AG(b)	5,207	664,979

		2,350,829

Construction Materials (0.0%)(b)
RHI AG	7,089	255,218

Containers & Packaging (0.0%)
Mayr-Melnhof Karton AG	74	7,347

Diversified Telecommunication Services (0.1%)
Telekom Austria AG	65,379	1,841,741

Electric Utility (0.1%)
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	15,801	1,045,353

Hotels, Restaurants & Leisure (0.0%)(b)
bwin Interactive Entertainment AG	3,680	124,027

Insurance (0.0%)
Wiener Staedtische Versicherung AG	3,032	233,674

Machinery (0.0%)
Andritz AG	10,356	516,828

Metals & Mining (0.1%)
Voestalpine AG	19,205	1,184,125

Oil, Gas & Consumable Fuels (0.1%)
OMV AG	30,503	2,199,872

Real Estate Management & Development (0.1%)
Immoeast AG*	53,886	477,059
IMMOFINANZ AG	79,328	754,851
Meinl European Land Ltd.	57,937	746,817

		1,978,727

Transportation Infrastructure (0.0%)
Flughafen Wien AG	72	8,048

		12,208,944

Belgium (1.2%)(a)
Beverages (0.1%)
InBev NV	29,996	2,475,149

Chemicals (0.1%)
Solvay SA	9,723	1,221,563
Umicore	5,052	1,153,977

		2,375,540

Commercial Banks (0.3%)
Dexia	82,865	2,011,608
KBC Groep NV	32,197	4,109,983

		6,121,591

Distributor (0.0%)
D’ Ieteren NV	489	174,996

Diversified Financial Services (0.4%)
Fortis	358,364	8,014,444
Fortis — Strip WPR(b)	133,332	1,983
Groupe Bruxelles Lambert SA	12,842	1,492,448
KBC Ancora	863	84,749
Nationale A Portefeuille	732	47,934

		9,641,558

Diversified Telecommunication Services (0.1%)
Belgacom SA	33,108	1,618,861

Electrical Equipment (0.0%)
Bekaert SA	257	32,531

Electronic Equipment & Instruments (0.0%)
BarCo NV	2,478	175,684

Food & Staples Retailing (0.1%)
Colruyt SA	2,048	516,187
Delhaize Group	16,437	1,258,396

		1,774,583

Health Care Equipment & Supplies (0.0%)
Omega Pharma SA	2,941	137,544

Health Care Technology (0.0%)
AGFA-Gevaert NV	21,659	241,240

Marine (0.0%)
Compagnie Maritime Belge SA	2,826	215,808

Oil, Gas & Consumable Fuels (0.0%)
Euronav SA	5,398	199,640

Pharmaceutical (0.1%)
UCB SA	22,324	1,085,969

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Belgium(a) (continued)
Real Estate Investment Trust (REIT) (0.0%)
Cofinimmo	660	$128,679

Wireless Telecommunication Services (0.0%)
Mobistar SA	3,184	299,615

		26,698,988

Bermuda (0.0%)(a) (b)
Oil, Gas & Consumable Fuels (0.0%)
Frontline Ltd.	5,936	254,289

Cayman Islands (0.0%)(a)
Food Products (0.0%)(b)
Tingyi (Cayman Islands) Holdings Co.	192,000	271,893

Wireless Telecommunication Services (0.0%)
Hutchison Whampoa Ltd.	212,642	302,099

		573,992

China (0.1%)(a)
Communications Equipment (0.0%)
FoxConn International Holdings Ltd.	308,604	516,418

Internet Software & Services (0.1%)
Tencent Holdings Ltd.	170,724	1,017,729

Metals & Mining (0.0%)
Fosun International	407,557	276,523

Multiline Retail (0.0%)
Parkson Retail Group Ltd.	31,156	268,394

Specialty Retail (0.0%)
Belle International Holdings Ltd.	449,945	530,023

		2,609,087

Denmark (0.9%)(a)
Airline (0.0%)
SAS AB*	63	615

Beverages (0.0%)
Carlsberg AS, Class B	7,141	753,388

Building Products (0.0%)(b)
Rockwool International AS, Class B	681	122,693

Chemicals (0.0%)(b)
Novozymes AS	6,405	498,745

Commercial Banks (0.2%)
Danske Bank AS	80,020	2,875,920

Jyske Bank AS*	7,575	487,042

Sydbank AS	15,235	552,731

		3,915,693

Construction & Engineering (0.0%)
FLSmidth & Co. AS	7,763	693,752

Electrical Equipment (0.1%)
Vestas Wind Systems AS*	30,403	2,953,478

Food Products (0.1%)
Danisco AS	11,157	752,268

East Asiatic Co. Ltd. AS	4,191	303,464

		1,055,732

Health Care Equipment & Supplies (0.0%)(b)
Coloplast AS	3,108	257,084
GN Store Nord*	37,304	204,266
William Demant Holding*	2,109	143,429

		604,779

Household Durables (0.0%)(b)
Bang & Olufsen AS	2,588	162,651

Insurance (0.0%)(b)
Topdanmark AS*	2,958	442,781
TrygVesta AS	2,107	153,277

		596,058

Machinery (0.0%)
NKT Holding AS	2,417	183,377

Marine (0.1%)
A P Moller — Maersk AS, Class A	32	315,274
A P Moller — Maersk AS, Class B	180	1,783,354

		2,098,628

Oil, Gas & Consumable Fuels (0.0%)(b)
Dampskibsselskabet Torm AS	3,826	123,225

Pharmaceuticals (0.3%)
H. Lundbeck AS	5,754	140,089
Novo-Nordisk AS, Class B	85,061	5,367,499

		5,507,588

Road & Rail (0.1%)(b)
DSV AS	43,118	833,426

		20,103,828

Finland (1.9%)(a)
Auto (0.0%)
Nokian Renkaat OYJ	21,930	747,398

Building Products (0.0%)
Uponor OYJ	11,134	277,428

Communications Equipment (1.1%)
Nokia OYJ	662,139	24,378,298

Construction & Engineering (0.0%)
YIT OYJ	23,528	499,038

Diversified Financial Services (0.0%)
OKO Bank PLC	5,757	104,296

Diversified Telecommunication Services (0.0%)
Elisa OYJ, Class A	19,493	556,210

Electric Utility (0.2%)
Fortum OYJ	77,172	3,128,122

Food & Staples Retailing (0.0%)
Kesko OYJ	14,736	756,458

Insurance (0.1%)
Sampo OYJ	74,906	1,969,470

IT Services (0.0%)
Tietoenator OYJ	6,439	120,019

Leisure Equipment & Products (0.0%)(b)
Amer Sports OYJ	13,901	268,436

Machinery (0.2%)
Cargotec Corp.	6,072	258,906
Kone OYJ	12,144	814,192
Konecranes OYJ	10,707	327,822
Metso OYJ(b)	22,756	1,070,383
Wartsila OYJ, Class B	8,743	562,308

		3,033,611

Media (0.0%)(b)
Sanoma-WSOY OYJ	7,050	184,174

Metals & Mining (0.1%)
Outokumpu OYJ(b)	15,277	484,363
Rautaruukki OYJ	17,996	745,228

		1,229,591

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Finland(a) (continued)
Oil, Gas & Consumable Fuels (0.0%)
Neste Oil OYJ	22,174	$711,920

Paper & Forest Products (0.2%)
Stora Enso OYJ	100,348	1,395,020
UPM-Kymmene OYJ	84,908	1,609,559

		3,004,579

Pharmaceutical (0.0%)
Orion OYJ, Class B	8,093	182,618

		41,151,666

France (9.7%)
Aerospace & Defense (0.1%)(a)
Safran SA(b)	18,895	311,029
Thales SA	18,461	1,069,746
Zodiac SA	9,973	511,874

		1,892,649

Airline (0.0%)(a)
Air France-KLM	27,012	753,478

Auto Components (0.1%)(a)
Compagnie Generale des Etablissements Michelin	23,496	2,267,238
Valeo SA	16,172	597,501

		2,864,739

Automobiles (0.3%)(a)
Peugeot SA	28,311	2,095,493
Renault SA	29,989	3,422,386

		5,517,879

Beverages (0.1%)(a)
Pernod-Ricard SA	30,791	3,275,217

Building Products (0.2%)(a)
Compagnie de Saint-Gobain	48,319	3,780,576

Chemicals (0.3%)(a)
Air Liquide	41,795	5,826,985

Commercial Banks (1.2%)(a)
BNP Paribas	142,210	14,104,544
Credit Agricole SA	110,278	3,393,169
Natixis	21,564	366,208
Societe Generale(b)	60,710	7,624,920

		25,488,841

Commercial Services & Supplies (0.0%)(a)
Societe BIC SA	1,999	125,033

Communications Equipment (0.1%)(a)
Alcatel-Lucent	368,986	2,301,479

Construction & Engineering (0.2%)(a)
Eiffage SA	2,024	177,777
Vinci SA(b)	67,190	4,592,912

		4,770,689

Construction Materials (0.2%)(a)
Imerys SA(b)	2,781	215,759
Lafarge SA	25,989	4,106,778

		4,322,537

Diversified Financial Services (0.0%)(a)
Eurazeo	706	74,974

Diversified Telecommunication Services (0.5%)(a)
France Telecom SA	300,181	10,585,340
Neuf Cegetel	2,692	139,989

		10,725,329

Electric Utility (0.1%)(a)
Electricite de France	15,506	1,616,993

Electrical Equipment (0.4%)
Alstom(a)	18,211	3,677,000
Legrand SA	4,112	117,176
Schneider Electric SA(a)	35,132	4,063,266

		7,857,442

Energy Equipment & Services (0.1%)(a)
Compagnie Generale de Geophysique-Veritass SA	4,731	1,106,542
Technip SA	19,711	1,272,964

		2,379,506

Food & Staples Retailing (0.4%)(a)
Carrefour SA	101,454	7,143,389
Casino Guichard Perrachon SA	9,269	1,025,266

		8,168,655

Food Products (0.3%)(a)
Groupe Danone	70,186	5,671,880

Health Care Equipment & Supplies (0.1%)(a)
Compagnie Generale d’Optique Essilor International SA	36,482	2,114,197

Hotels, Restaurants & Leisure (0.2%)(a)
Accor SA	36,008	2,761,463
Sodexho Alliance SA(b)	15,200	826,955

		3,588,418

Household Durables (0.0%)(a)
Thomson	53,365	652,359

Industrial Conglomerate (0.0%)(a)
Wendel Investissement	1,480	148,480

Insurance (0.5%)(a)
AXA SA	266,203	9,142,160
CNP Assurances	6,024	736,549
SCOR SE	24,530	509,457

		10,388,166

IT Services (0.1%)(a)
Atos Origin SA	14,518	724,160
Cap Gemini SA	22,814	1,242,885

		1,967,045

Machinery (0.1%)(a)
Vallourec SA	8,260	1,659,965

Media (0.6%)(a)
JC Decaux SA(b)	6,800	221,491
Lagardere SCA	24,031	1,765,308
M6-Metropole Television	3,979	98,271
PagesJaunes Groupe SA	31,102	604,953
Publicis Groupe	29,209	1,056,861
Societe Television Francaise 1(b)	27,781	703,759
Vivendi Universal SA	189,604	7,639,187

		12,089,830

Multi-Utilities (0.7%)(a)
Suez SA	172,125	10,541,919
Veolia Environnement	59,816	4,919,463

		15,461,382

Multiline Retail (0.1%)(a)
PPR SA	12,396	1,744,398

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
France (continued)
Natural Gas Utility (0.1%)(a)
Gaz de France SA	29,843	$1,618,017

Office Electronics (0.0%)(a)
Neopost SA	3,852	391,164

Oil, Gas & Consumable Fuels (1.2%)(a)
Total SA	360,778	26,253,368

Personal Products (0.2%)(a)
L’Oreal SA	43,147	5,321,252

Pharmaceutical (0.6%)(a)
Sanofi-Aventis SA	169,158	13,792,666

Real Estate Investment Trusts (REITs) (0.2%)(a)
Gecina SA	1,440	198,806
ICADE	3,600	463,843
Klepierre	10,923	583,138
Unibail-Rodamco(b)	7,468	1,771,923
Unibail-Rodamco(XAMS)	4,413	1,046,624

		4,064,334

Software (0.0%)(a)
Dassault Systemes SA	6,818	380,901

Textiles, Apparel & Luxury Goods (0.3%)(a)
Christian Dior SA	3,163	350,534
Hermes International	10,446	1,049,346
LVMH Moet Hennessy Louis Vuitton SA	41,294	4,240,046

		5,639,926

Transportation Infrastructure (0.0%)(a)
Aeroports de Paris	4,482	502,670
Societe Des Autoroutes Paris-Rhin-Rhone	2,063	224,541

		727,211

Wireless Telecommunication Services (0.1%)(a)
Bouygues SA	38,855	2,995,296

		208,413,256

Germany (8.9%)(a)
Air Freight & Logistics (0.2%)
Deutsche Post AG	135,234	4,366,653

Airline (0.0%)
Deutsche Lufthansa AG	38,039	913,572

Auto (0.1%)
Continental AG	24,983	2,616,419

Automobiles (1.2%)
Bayerische Motoren Werke AG	25,356	1,400,904
Daimler AG	157,563	12,348,015
Porsche AutomobilHolding SE, Preferred Shares(b)	1,416	2,564,513
Volkswagen AG(b)	27,371	6,208,994
Volkswagen AG, Preferred Shares	18,844	2,614,535

		25,136,961

Capital Markets (0.5%)
Deutsche Bank AG	86,957	9,830,570
MLP AG(b)	9,484	149,835

		9,980,405

Chemicals (1.2%)
Altana AG	13,814	313,106
BASF SE	83,985	10,979,471
Bayer AG	120,133	9,913,034
K & S AG(b)	5,595	1,421,207
Linde AG	20,278	2,652,871
Wacker Chemie AG	695	151,927

		25,431,616

Commercial Banks (0.3%)
Commerzbank AG	102,338	3,105,148
Deutsche Postbank AG	15,852	1,317,892
Hypo Real Estate Holding AG	37,956	1,192,648

		5,615,688

Computers & Peripherals (0.0%)
Wincor Nixdorf AG	5,101	398,856

Construction & Engineering (0.1%)
Bilfinger Berger AG	3,859	242,837
Hochtief AG	8,737	878,855

		1,121,692

Construction Materials (0.0%)
HeidelbergCement AG	1,202	180,666

Diversified Financial Services (0.3%)
Deutsche Boerse AG	32,647	5,745,933

Diversified Telecommunication Services (0.5%)
Deutsche Telekom AG	476,273	9,768,758

Electric Utility (0.9%)
E. ON AG	105,593	19,543,770

Electrical Equipment (0.0%)(b)
Solarworld AG	16,192	723,886

Food & Staples Retailing (0.1%)
Metro AG	29,014	2,384,537

Food Products (0.0%)(b)
Suedzucker AG	1,963	41,713

Health Care Equipment & Supplies (0.0%)
Fresenius SE, Preferred Shares	4,288	337,575

Health Care Providers & Services (0.1%)
Celesio AG	11,218	662,211
Fresenius Medical Care AG & Co. KGaA	30,279	1,560,362

		2,222,573

Hotels, Restaurants & Leisure (0.0%)(b)
TUI AG	37,283	810,103

Household Products (0.1%)
Henkel KGaA	33,946	1,550,557
Henkel KGaA, Preferred Shares	19,300	809,692

		2,360,249

Industrial Conglomerates (0.9%)
Rheinmetall AG	3,845	274,918
Siemens AG(b)	144,569	18,712,618

		18,987,536

Insurance (0.9%)
Allianz SE	75,082	13,463,170
Muenchener Rueckversicherungs AG	35,753	6,456,336

		19,919,506

Machinery (0.2%)
GEA Group AG	22,645	699,995
Heidelberger Druckmaschinen AG(b)	5,933	163,159
MAN AG	20,570	2,551,441

		3,414,595

Media (0.0%)
Premiere AG*	13,912	307,547
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Germany(a) (continued)
ProSiebenSat.1 Media AG, Preferred Shares	13,637	$269,036

		576,583

Metals & Mining (0.2%)
Salzgitter AG	6,333	1,003,359
ThyssenKrupp AG(b)	62,608	3,070,784

		4,074,143

Multi-Utilities (0.5%)
RWE AG	74,825	9,234,125
RWE AG, Non-Voting Preferred Shares	5,014	519,512

		9,753,637

Multiline Retail (0.0%)(b)
Arcandor AG	16,055	299,445

Personal Products (0.0%)(b)
Beiersdorf AG	12,680	979,506

Pharmaceutical (0.1%)
Merck KGAA	12,142	1,503,546

Real Estate Management & Development (0.0%)
IVG Immobilien AG	12,612	430,753

Semiconductors & Semiconductor Equipment (0.1%)
Infineon Technologies AG	122,766	1,252,365

Software (0.3%)
SAP AG	145,459	6,954,292

Specialty Retail (0.0%)
Douglas Holding AG	2,452	123,061

Textiles, Apparel & Luxury Goods (0.1%)
Adidas AG	37,409	2,387,921
Puma AG Rudolf Dassler Sport	1,596	578,097

		2,966,018

Transportation Infrastructure (0.0%)
Fraport AG	337	25,273

		190,961,884

Greece (0.7%)(a)
Beverages (0.0%)
Coca Cola Hellenic Bottling Co. SA	23,065	973,630

Commercial Banks (0.5%)
Alpha Bank AE	73,016	2,419,328
EFG Eurobank Ergasias SA	47,853	1,351,258
National Bank of Greece SA	71,641	4,378,109
Piraeus Bank SA	58,798	1,889,172

		10,037,867

Construction & Engineering (0.0%)
Hellenic Technodomiki Tev SA	18,730	240,718

Construction Materials (0.0%)
Titan Cement Co. SA	6,035	275,784

Diversified Financial Services (0.0%)
Hellenic Exchanges SA	10,380	350,395

Diversified Telecommunication Services (0.1%)
Hellenic Telecommunications Organization SA	53,029	1,647,648

Electric Utility (0.0%)
Public Power Corp. SA	21,586	1,012,122

Hotels, Restaurants & Leisure (0.1%)
OPAP SA	38,627	1,349,293

Metals & Mining (0.0%)
ViohalCo.	4,060	43,174

Oil, Gas & Consumable Fuels (0.0%)
Hellenic Petroleum SA	6,870	103,676

Textiles, Apparel & Luxury Goods (0.0%)
Folli-Follie SA	2,990	93,149

		16,127,456

Hong Kong (2.2%)(a)
Airline (0.0%)
Cathay Pacific Airways Ltd.	154,000	343,977

Commercial Banks (0.3%)
Bank of East Asia Ltd.	270,500	1,557,836
BOC Hong Kong Holdings Ltd.	694,100	1,735,540
CITIC International Financial Holdings Ltd.	400,000	220,930
Hang Seng Bank Ltd.(b)	139,200	2,764,257
Wing Hang Bank Ltd.	29,000	376,820

		6,655,383

Distributor (0.1%)
Li & Fung Ltd.	433,600	1,632,736

Diversified Financial Services (0.2%)
Hong Kong Exchanges & Clearing Ltd.	188,000	3,920,384

Diversified Telecommunication Services (0.0%)(b)
PCCW Ltd.	531,200	304,397

Electric Utilities (0.2%)
Cheung Kong Infrastructure Holdings Ltd.(b)	24,500	92,897
CLP Holdings Ltd.	249,500	1,984,876
Hong Kong Electric Holdings	203,300	1,160,127

		3,237,900

Electronic Equipment & Instruments (0.0%)
Kingboard Chemical Holdings Ltd.	77,048	321,415

Hotels, Restaurants & Leisure (0.0%)
ShanGri-La Asia Ltd.	138,000	411,688

Industrial Conglomerates (0.2%)
Hutchison Whampoa Ltd.	363,500	3,578,656
MelCo International Development	58,344	81,806
NWS Holdings Ltd.	25,000	70,183

		3,730,645

Marine (0.0%)
Orient Overseas International Ltd.	34,438	209,853
Pacific Basin Shipping Ltd.(b)	279,615	392,731

		602,584

Media (0.0%)
Television Broadcasts Ltd.	16,000	86,849

Multiline Retail (0.0%)
Lifestyle International Holdings Ltd.	45,868	121,336

Natural Gas Utility (0.1%)
Hong Kong & China Gas Co.	682,760	1,870,937

Paper & Forest Products (0.0%)
Lee & Man Paper Manufacturing Ltd.	36,000	80,389

Real Estate Investment Trust (REIT) (0.1%)
Link REIT (The)	442,551	1,126,068

Real Estate Management & Development (0.9%)
Cheung Kong Holdings Ltd.	266,000	4,313,193
Chinese Estates Holdings Ltd.	20,000	33,206
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Hong Kong(a) (continued)
Hang Lung Group Ltd.	35,000	$162,441
Hang Lung Properties Ltd.	403,000	1,595,496
Henderson Land Development Co. Ltd.	174,800	1,509,753
Hysan Development Co. Ltd.	50,673	149,995
Kerry Properties Ltd.	87,000	586,506
New World Development Co. Ltd.	434,679	1,331,029
Shui on Land Ltd.	197,094	207,498
Shun Tak Holdings Ltd.(b)	122,000	170,111
Sino Land Co.	292,000	897,274
Sun Hung Kai Properties Ltd.	233,700	4,637,595
Swire Pacific Ltd., Class A	154,000	2,091,363
Wharf Holdings Ltd.(b)	201,337	1,084,518
Wheelock & Co. Ltd.	19,000	55,571

		18,825,549

Road & Rail (0.0%)
MTR Corp.	200,714	775,351

Semiconductors & Semiconductor Equipment (0.0%)(b)
ASM Pacific Technology Ltd.	27,300	158,438

Specialty Retail (0.1%)
Esprit Holdings Ltd.	193,000	2,513,576
Giordano International Ltd.(b)	238,400	95,745

		2,609,321

Textiles, Apparel & Luxury Goods (0.0%)
C C Land Holdings Ltd.	257,443	291,104
Yue Yuen Industrial Holdings Ltd(b)	38,500	112,661

		403,765

Trading Companies & Distributors (0.0%)
Citic Resources Holdings Ltd.	357	139
Noble Group Ltd.	82,636	103,769

		103,908

Transportation Infrastructure (0.0%)
Hong Kong Aircraft Engineering Co. Ltd(b)	5,200	116,799
Hopewell Holdings Ltd.	75,569	330,333

		447,132

		47,770,152

Ireland (0.8%)(a)
Airline (0.0%)
Ryanair Holdings PLC	42,663	243,588

Building Products (0.0%)
Kingspan Group PLC	21,671	301,034

Commercial Banks (0.3%)
Allied Irish Banks PLC	158,125	3,521,671
Anglo Irish Bank Corp. PLC	51,695	730,906
Bank of Ireland	173,442	2,548,743

		6,801,320

Commercial Services & Supplies (0.1%)
Experian Group Ltd.	175,501	1,553,943

Construction Materials (0.2%)
CRH PLC	95,025	3,603,554

Containers & Packaging (0.0%)
Smurfit Kappa Group PLC	11,272	153,457

Food Products (0.1%)
GreenCore Group PLC	43,087	262,336
Iaws Group PLC	13,545	277,468
Kerry Group PLC	18,897	508,519

		1,048,323

Hotels, Restaurants & Leisure (0.0%)
Paddy Power PLC	9,489	270,092

Industrial Conglomerate (0.0%)
DCC PLC	6,232	172,307

Insurance (0.0%)
Irish Life & Permanent PLC	55,937	896,377

Pharmaceutical (0.1%)
Elan Corp. PLC	76,306	1,940,975

		16,984,970

Italy (3.9%)(a)
Aerospace & Defense (0.1%)
Finmeccanica SpA	53,300	1,592,891

Automobiles (0.1%)(b)
Fiat SpA	121,035	2,841,985

Capital Markets (0.1%)
Mediobanca SpA	93,763	1,756,427

Commercial Banks (1.3%)
Banca Monte dei Paschi di Siena SpA(b)	156,011	722,998
Banca Popolare di Milano Scarl	85,716	1,083,409
Banche Popolari Unite Scpa	110,495	2,762,586
Banco Popolare Scarl	122,564	2,469,743
Intesa Sanpaolo	1,271,638	9,048,801
Intesa Sanpaolo SpA — RNC	131,100	896,293
UniCredit SpA	1,542,626	11,431,084

		28,414,914

Construction Materials (0.0%)(b)
Italcementi SpA	3,643	72,560

Diversified Financial Services (0.0%)
IFIL — Finanziaria Di Partecipaxioni SpA	30,347	245,317
Istituto Finanziario Industriale SpA	4,428	129,675

		374,992

Diversified Telecommunication Services (0.4%)
Telecom Italia SpA	1,861,350	5,652,899
Telecom Italia SpA RNC	965,007	2,215,925

		7,868,824

Electric Utilities (0.4%)
Enel SpA	711,761	7,904,520
Terna Rete Elettrica Nazionale SpA	250,180	1,049,979

		8,954,499

Electrical Equipment (0.0%)
Prysmian SpA	17,361	348,681

Energy Equipment & Services (0.0%)
Saipem SpA	23,256	807,511

Food Products (0.0%)
Parmalat SpA	225,854	814,615

Hotels, Restaurants & Leisure (0.0%)
Autogrill SpA	28,866	487,875
Lottomatica SpA(b)	6,072	223,619

		711,494

Industrial Conglomerate (0.0%)
Pirelli & C SpA	666,622	696,694

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Italy(a) (continued)
Insurance (0.5%)
Alleanza Assicurazioni SpA	86,708	$1,104,638
Assicurazioni Generali SpA	173,270	7,377,679
Fondiaria-Sai SpA	16,426	676,861
Mediolanum SpA(b)	41,088	270,200
Unipol Gruppo Finanziario SpA(b)	92,942	244,965

		9,674,343

Media (0.1%)
Mediaset SpA	150,043	1,320,150
Mondadori (Arnoldo) Editore SpA(b)	1,017	8,171
Seat Pagine Gialle SpA(b)	1,139,089	375,890

		1,704,211

Multi-Utility (0.0%)
A2A SpA	59,334	238,506

Natural Gas Utility (0.1%)(b)
Snam Rete Gas SpA	178,337	1,182,386

Oil, Gas & Consumable Fuels (0.7%)
ENI SpA	443,601	14,340,817

Textiles, Apparel & Luxury Goods (0.0%)(b)
Bulgari SpA	23,800	275,320
Luxottica Group SpA	17,664	499,994

		775,314

Transportation Infrastructure (0.1%)
Autostrade SpA	49,018	1,627,572

		84,799,236

Japan (20.6%)
Air Freight & Logistics (0.1%)(a)
Yamato Holdings Co. Ltd.	80,000	1,118,179

Airlines (0.0%)(a) (b)
All Nippon Airways Co. Ltd.	75,000	299,324
Japan Airlines Corp.	221,000	542,203

		841,527

Auto Components (0.5%)(a)
Aisin Seiki Co. Ltd.	32,800	1,314,052
Bridgestone Corp.	114,300	1,941,400
Denso Corp.	87,300	3,158,926
NGK Spark Plug Co. Ltd.(b)	39,000	681,509
NHK Spring Co. Ltd.	41,000	349,420
NOK Corp.	12,000	245,440
Stanley Electric Co. Ltd.	23,500	474,389
Sumitomo Rubber Industries, Inc.	47,400	422,338
Tokai Rika Co. Ltd.	2,600	79,200
Toyoda Gosei Co. Ltd.	6,700	218,153
Toyota Boshoku Corp.	6,800	207,865
Toyota Industries Corp.	27,900	1,088,996

		10,181,688

Automobiles (1.8%)(a)
Fuji Heavy Industries Ltd.	7,000	28,105
Honda Motor Co. Ltd.	258,100	7,982,540
Isuzu Motors Ltd.	89,000	381,516
Mazda Motor Corp.	41,000	174,366
Mitsubishi Motors Corp(b)	358,000	596,502
Nissan Motor Co. Ltd.	398,800	3,725,293
Suzuki Motor Corp.	22,900	575,926
Toyota Motor Corp.	458,700	24,838,011
Yamaha Motor Co. Ltd.	39,500	906,877

		39,209,136

Beverages (0.2%)
Asahi Breweries Ltd.(a)	69,200	1,222,940
Ito En Ltd.(a) (b)	3,200	68,913
Kirin Brewery Co. Ltd.	120,000	1,924,198
Kita Kyushu Coca-Cola(a)	200	4,271
Sapporo Holdings Ltd.(a) (b)	64,000	514,587
Takara Holdings, Inc.(a)	44,800	263,348

		3,998,257

Building Products (0.3%)(a)
Asahi Glass Co. Ltd.	171,600	2,159,092
Central Glass Co. Ltd.(b)	5,000	18,673
Daikin Industries Ltd.	48,700	2,205,294
JS Group Corp.	33,700	590,951
Nippon Sheet Glass Co. Ltd.	134,000	618,716
Sanwa Holdings Corp.	39,000	188,050
TOTO Ltd.(b)	57,200	459,221

		6,239,997

Capital Markets (0.4%)(a)
Daiwa Securities Group, Inc.	229,500	2,056,944
Jafco Co. Ltd.	1,900	68,596
Matsui Securities Co. Ltd.(b)	36,100	252,818
Nomura Holdings, Inc.	302,400	4,420,366
SBI E*TRADE Securities Co., Ltd.(b)	393	320,223
SBI Holdings, Inc.(b)	2,063	485,411
Shinko Securities Co. Ltd.(b)	51,700	203,039

		7,807,397

Chemicals (0.9%)(a)
Asahi Kasei Corp.	224,200	1,375,977
Daicel Chemical Industries Ltd.(b)	15,000	84,142
Dainippon Ink & Chemicals, Inc.	69,000	307,871
Denki Kagaku Kogyo KK	41,000	167,273
Hitachi Chemical Co. Ltd.	9,000	155,673
JSR Corp.	31,300	731,136
Kaneka Corp.	43,500	325,379
Kansai Paint Co. Ltd.	30,000	199,163
Kuraray Co. Ltd.	63,500	762,223
Mitsubishi Chemical Holdings Corp.	175,500	1,277,790
Mitsubishi Gas Chemical Co., Inc.(b)	48,000	447,044
Mitsubishi Rayon Co. Ltd.(b)	126,100	508,466
Mitsui Chemicals, Inc.	123,100	823,895
Nippon Kayaku Co. Ltd.(b)	21,000	126,292
Nippon Shokubai Co. Ltd.	16,200	144,272
Nissan Chemical Industries Ltd.	40,000	495,057
Nitto Denko Corp.	31,710	1,562,802
Shin-Etsu Chemical Co. Ltd.	66,000	3,491,367
Showa Denko KK	242,000	820,973
Sumitomo Chemical Co. Ltd.	245,200	1,747,267
Taiyo Nippon Sanso Corp.	28,000	265,373
Teijin Ltd.	194,800	773,214
Tokuyama Corp.(b)	51,000	365,078
Toray Industries, Inc.(b)	249,300	1,697,807
Tosoh Corp.	119,000	501,422
UBE Industries Ltd.	204,000	642,653
Zeon Corp.	25,000	150,860

		19,950,469

Commercial Banks (2.0%)(a)
77 Bank Ltd.(The)	28,300	176,425
Bank of Kyoto Ltd.	32,000	383,693
Bank of Yokohama Ltd.(The)	207,000	1,356,637
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Commercial Banks (continued)
Chiba Bank Ltd.(The)	114,300	$852,347
Chuo Mitsui Trust Holdings, Inc.	116,400	811,462
Fukuoka Financial Group, Inc.	101,600	622,306
Gunma Bank Ltd.(The)	78,000	542,632
Hachijuni Bank Ltd.(The)	43,000	295,848
Hiroshima Bank Ltd. (The)(b)	51,000	279,226
Hokuhoku Financial Group, Inc.	161,900	507,232
Joyo Bank Ltd.(The)	80,000	456,889
Mitsubishi UFJ Financial Group, Inc.	1,443,660	14,310,802
Mizuho Financial Group, Inc.	1,634	7,672,613
Mizuho Trust & Banking Co. Ltd.	27,000	45,978
Nishi-Nippon City Bank Ltd.(The)	69,000	187,534
Resona Holdings, Inc.(b)	935	1,505,833
Sapporo Hokuyo Holdings, Inc.	28	234,221
Shinsei Bank Ltd.(b)	319,000	1,480,633
Shizuoka Bank Ltd.(The)	105,000	1,161,294
Sumitomo Mitsui Financial Group, Inc.	1,124	9,022,119
Sumitomo Trust & Banking Co. Ltd. (The)	192,000	1,236,243
Suruga Bank Ltd.	19,000	226,947

		43,368,914

Commercial Services & Supplies (0.2%)(a)
Dai Nippon Printing Co. Ltd.	117,700	1,722,380
Goodwill Group, Inc.(The)(b)	695	34,791
Kokuyo Co. Ltd.	1,000	8,228
Meitec Corp.(b)	8,900	258,418
Secom Co. Ltd.	39,100	1,997,627
Toppan Printing Co. Ltd.	99,000	992,888

		5,014,332

Computers & Peripherals (0.4%)(a)
Fujitsu Ltd.	295,100	1,928,548
Mitsumi Electric Co. Ltd.	19,100	536,803
NEC Corp.	386,000	1,582,884
Seiko Epson Corp.(b)	16,400	401,081
Toshiba Corp.(b)	495,700	3,387,957

		7,837,273

Construction & Engineering (0.2%)(a)
Chiyoda Corp.(b)	36,000	424,262
COMSYS Holdings Corp.	33,227	287,178
JGC Corp.	43,000	724,094
Kajima Corp.	204,800	657,784
Nishimatsu Construction Co. Ltd.	91,600	256,698
Obayashi Corp.	79,500	453,664
Okumura Corp.(b)	27,000	150,625
Shimizu Corp.	64,000	330,125
Taisei Corp.(b)	226,000	664,796
Toda Corp.	44,000	229,009

		4,178,235

Construction Materials (0.0%)(a)
Sumitomo Osaka Cement Co. Ltd.	120,400	234,143
Taiheiyo Cement Corp.(b)	118,000	256,010

		490,153

Consumer Finance (0.2%)(a)
Acom Co. Ltd.(b)	10,230	256,645
Aeon Credit Service Co. Ltd.(b)	18,300	276,141
Aiful Corp.(b)	6,317	131,213
Credit Saison Co. Ltd.	33,900	989,199
ORIX Corp.	15,060	2,601,035
Promise Co. Ltd.(b)	11,000	360,985
Takefuji Corp.	12,960	372,489

		4,987,707

Containers & Packaging (0.0%)(a)
Toyo Seikan Kaisha Ltd.	19,200	350,742

Distributor (0.0%)(a)
Canon Marketing Japan, Inc.	3,500	57,343

Diversified Consumer Services (0.0%)(a)
Benesse Corp.	7,500	311,716

Diversified Financial Services (0.0%)(a)
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,300	86,760

Diversified Telecommunication Services (0.2%)(a)
Nippon Telegraph & Telephone Corp.	844	4,017,260

Electric Utilities (0.7%)(a)
Chubu Electric Power Co., Inc.	120,100	3,042,850
Chugoku Electric Power Co, Inc. (The)(b)	14,100	301,170
Hokkaido Electric Power Co., Inc.	21,600	473,863
Hokuriku Electric Power Co	6,000	136,255
Kansai Electric Power Co., Inc. (The)	138,200	3,446,905
Kyushu Electric Power Co., Inc.	56,900	1,439,332
Shikoku Electric Power Co. Inc.	8,300	239,337
Tohoku Electric Power Co., Inc.	81,000	1,907,729
Tokyo Electric Power Co., Inc. (The)	198,900	5,159,416

		16,146,857

Electrical Equipment (0.3%)(a)
Fuji Electric Holdings Co. Ltd.(b)	47,200	160,243
Fujikura Ltd.(b)	48,600	239,141
Furukawa Electric Co. Ltd.	124,300	500,715
Matsushita Electric Works Ltd.	44,284	471,678
Mitsubishi Electric Corp.	313,600	2,885,789
Sumitomo Electric Industries Ltd.	114,500	1,691,485
Ushio, Inc.	9,800	200,589

		6,149,640

Electronic Equipment & Instruments (1.1%)(a)
Alps Electric Co. Ltd.	41,900	481,741
Citizen Holdings Co. Ltd.(b)	78,100	719,490
FUJIFILM Holdings Corp.	78,400	3,044,378
Hirose Electric Co. Ltd.(b)	3,700	379,298
Hitachi Ltd.(b)	592,800	4,442,030
Hoya Corp.	75,800	2,060,965
Ibiden Co. Ltd.	19,400	1,231,827
Keyence Corp.	5,280	1,128,548
Kyocera Corp.	28,700	2,293,097
Mabuchi Motor Co. Ltd.	4,100	228,088
Murata Manufacturing Co. Ltd.	34,000	1,697,163
Nidec Corp.	15,600	1,027,172
Nippon Electric Glass Co. Ltd.	67,000	1,001,087
Oki Electric Industry Co. Ltd.(b)	78,500	129,024
Omron Corp.	28,600	596,481
Taiyo Yuden Co. Ltd.(b)	28,000	331,216
TDK Corp.	23,200	1,491,336
Yaskawa Electric Corp.	27,000	288,816
Yokogawa Electric Corp.(b)	44,700	436,641

		23,008,398

Food & Staples Retailing (0.3%)
AEON Co. Ltd.(a)	97,700	1,185,536
Circle K Sunkus Co. Ltd.(a)	195	2,817
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Food & Staples Retailing (continued)
FamilyMart Co. Ltd.(b)	16,600	$493,332
Lawson, Inc.(a)	14,900	531,718
Matsumotokiyoshi Holdings Co. Ltd.	6,200	149,563
Seven & I Holdings Co. Ltd.	137,100	3,397,522
UNY Co. Ltd.(a)	20,000	157,169

		5,917,657

Food Products (0.2%)(a)
Ajinomoto Co., Inc.	128,000	1,364,370
House Foods Corp.	100	1,776
Kikkoman Corp.(b)	39,000	476,942
Meiji Dairies Corp.(b)	87,000	468,993
Meiji Seika Kaisha Ltd.(b)	8,000	35,032
Nichirei Corp.(b)	44,000	206,923
Nippon Meat Packers, Inc.(b)	38,000	428,750
Nisshin Seifun Group, Inc.	28,900	285,733
Nissin Food Products Co. Ltd.(b)	11,300	375,821
Q.P. Corp.	15,300	147,589
Toyo Suisan Kaisha Ltd.	12,400	236,404
Yakult Honsha Co. Ltd.	14,900	402,897
Yamazaki Baking Co. Ltd.(b)	3,100	26,911

		4,458,141

Health Care Equipment & Supplies (0.1%)(a)
Olympus Corp.	44,000	1,484,449
Terumo Corp.	27,300	1,492,811

		2,977,260

Health Care Providers & Services (0.0%)(a)
Alfresa Holdings Corp.(b)	3,900	240,538
Mediceo Paltac Holdings Co. Ltd.(b)	18,200	302,481
Suzuken Co. Ltd.	5,800	211,980

		754,999

Hotels, Restaurants & Leisure (0.0%)(a) (b)
Oriental Land Co. Ltd.	4,800	283,398
Round One Corp.	88	143,914

		427,312

Household Durables (1.1%)(a)
Casio Computer Co. Ltd.	51,800	547,491
Daito Trust Construction Co. Ltd.	11,400	619,394
Daiwa House Industry Co. Ltd.	86,000	1,207,971
Haseko Corp.	119,000	202,533
Makita Corp.	14,400	539,751
Matsushita Electric Industrial Co. Ltd.	332,502	7,091,674
Pioneer Corp.	49,500	363,597
Rinnai Corp.	200	6,469
Sanyo Electric Co. Ltd.(b)	355,200	479,407
Sekisui Chemical Co. Ltd.	52,000	341,739
Sekisui House Ltd.(b)	101,300	1,135,422
Sharp Corp.	171,900	2,994,673
Sony Corp.	170,500	8,055,704

		23,585,825

Household Products (0.1%)(a)
Kao Corp.	92,200	2,790,236
Uni-Charm Corp.(b)	6,500	429,790

		3,220,026

Independent Power Producers & Energy Traders (0.1%)(a)
Electric Power Development Co. Ltd.	30,900	1,104,381

Industrial Conglomerate (0.0%)(a) (b)
Hankyu Hanshin Holdings, Inc.	191,000	886,679

Insurance (0.5%)
Aioi Insurance Co. Ltd.(a)	19,000	92,761
Millea Holdings, Inc.(a)	129,900	4,950,239
Mitsui Sumitomo Insurance Co. Ltd.(a)	222,600	2,307,290
Nipponkoa Insurance Co. Ltd.(a)	37,000	340,541
Sompo Japan Insurance, Inc.(a)	124,800	1,138,369
Sony Financial Holdings Inc.	99	378,943
T&D Holdings, Inc.(a)	36,350	1,949,369

		11,157,512

Internet & Catalog Retail (0.0%)(a)
Rakuten, Inc.	846	366,038

Internet Software & Services (0.1%)(a) (b)
Access Co. Ltd.	51	172,941
eAccess Ltd.	368	221,065
Yahoo! Japan Corp.	2,271	875,367

		1,269,373

IT Services (0.1%)(a)
CSK Holdings Corp.	14,100	389,565
Itochu Techno-Solutions Corp.	1,800	52,684
Nomura Research Institute Ltd.	24,600	654,391
NTT Data Corp.	174	773,309
Obic Co. Ltd.(b)	100	18,925
Otsuka Corp.	1,200	93,894
TIS, Inc.(b)	11,000	192,681

		2,175,449

Leisure Equipment & Products (0.2%)(a)
Namco Bandai Holdings, Inc.(b)	36,749	516,077
Nikon Corp.(b)	59,000	1,640,735
Sankyo Co. Ltd.	4,800	257,110
Sega Sammy Holdings, Inc.(b)	43,700	513,268
Shimano, Inc.(b)	6,300	244,563
Yamaha Corp.	31,600	650,844

		3,822,597

Machinery (1.0%)(a)
Amada Co. Ltd.	42,000	364,111
Daifuku Co. Ltd.(b)	500	6,836
Ebara Corp.(b)	113,900	358,735
Fanuc Ltd.	31,700	2,813,834
Hino Motors Ltd.	72,000	500,179
Hitachi Construction Machinery Co. Ltd.	22,800	536,613
Ishikawajima-Harima Heavy Industries Co. Ltd.	153,000	305,650
Japan Steel Works Ltd.(The)(b)	68,000	1,011,662
JTEKT Corp.	19,700	330,768
Kawasaki Heavy Industries Ltd.	302,200	767,729
Komatsu Ltd.	152,000	3,706,169
Komori Corp.	13,400	286,073
Kubota Corp.	215,100	1,552,127
Kurita Water Industries Ltd.(b)	11,900	385,557
Minebea Co. Ltd.	87,000	465,922
Mitsubishi Heavy Industries Ltd.	586,200	2,432,077
Mitsui Engineering & Shipbuilding Co. Ltd.(b)	163,000	545,839
NGK Insulators Ltd.(b)	40,000	1,039,150
NSK Ltd.	66,400	585,924
NTN Corp.(b)	59,600	431,651
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
OKUMA Corp.(b)	12,000	$106,914
OSG Corp.(b)	1,900	19,286
SMC Corp.	8,100	909,325
Sumitomo Heavy Industries Ltd.	84,000	703,763
THK Co. Ltd.(b)	28,900	574,773

		20,740,667

Marine (0.2%)(a)
Kawasaki Kisen Kaisha Ltd.(b)	110,000	1,073,852
Mitsui OSK Lines Ltd.	169,000	2,074,952
Nippon Yusen KK	211,400	1,731,497

		4,880,301

Media (0.1%)(a)
Asatsu-DK, Inc.(b)	200	6,089
Dentsu, Inc.	244	569,746
Fuji Television Network, Inc.	151	240,031
Hakuhodo DY Holdings, Inc.	1,600	82,862
Jupiter Telecommunications Co. Ltd.(b)	155	130,171
Toho Co. Ltd.(b)	11,600	283,973
Tokyo Broadcasting System, Inc.	4,800	109,967

		1,422,839

Metals & Mining (0.9%)(a)
Daido Steel Co. Ltd.(b)	77,000	512,705
Dowa Holdings Co. Ltd.	65,800	442,055
JFE Holdings, Inc.	98,900	4,614,309
Kobe Steel Ltd.	501,000	1,692,426
Mitsubishi Materials Corp.	233,000	964,724
Mitsui Mining & Smelting Co. Ltd.	116,100	437,286
Nippon Light Metal Co. Ltd.(b)	2,200	3,851
Nippon Steel Corp.	947,000	5,757,595
Nisshin Steel Co. Ltd.(b)	127,900	426,121
Sumitomo Metal & Mining Co. Ltd.	86,000	1,428,338
Sumitomo Metal Industries Ltd.	653,000	3,122,985
Sumitomo Titanium Corp.(b)	4,900	316,026
Toho Titanium Co. Ltd.(b)	1,646	38,712
Tokyo Steel Manufacturing Co. Ltd.(b)	7,000	69,977
Yamato Kogyo Co. Ltd.	3,500	132,261

		19,959,371

Multiline Retail (0.1%)
Isetan Co. Ltd.(a) (b)	45,500	538,979
J Front Retailing Co. Ltd.(a)	53,200	342,225
Marui Co. Ltd.(a)	69,600	615,822
Mitsukoshi Ltd.(a) (b)	104,300	414,579
Ryohin Keikaku Co. Ltd.(a) (b)	4,400	271,193
Takashimaya Co. Ltd.(a) (b)	64,000	683,205

		2,866,003

Natural Gas Utilities (0.2%)(a)
Osaka Gas Co. Ltd.	390,900	1,498,693
Tokyo Gas Co. Ltd.	421,400	1,979,903

		3,478,596

Office Electronics (0.5%)(a)
Brother Industries Ltd.(b)	7,300	90,397
Canon, Inc.	178,900	7,585,186
Konica Minolta Holdings, Inc.	90,900	1,465,068
Ricoh Co. Ltd.	107,200	1,688,046

		10,828,697

Oil, Gas & Consumable Fuels (0.2%)(a)
Cosmo Oil Co. Ltd.	51,000	174,027
Idemitsu Kosan Co. Ltd.	2,100	180,875
Inpex Holdings, Inc.	144	1,374,352
Japan Petroleum Exploration Co.	5,100	322,053
Nippon Metals & Mining Holdings, Inc.	158,900	941,906
Nippon Oil Corp.	235,400	1,597,098
Showa Shell Sekiyu KK(b)	49,100	429,966
TonenGeneral Sekiyu KK(b)	30,000	260,526

		5,280,803

Paper & Forest Products (0.0%)(a)
Nippon Paper Group, Inc.	180	425,336
OJI Paper Co. Ltd.	131,000	560,819

		986,155

Personal Products (0.1%)
Aderans Holdings Co. Ltd.(b)	12,500	199,850
Shiseido Co. Ltd.(a)	65,700	1,551,385

		1,751,235

Pharmaceuticals (1.0%)(a)
Astellas Pharma, Inc.	87,300	3,787,357
Chugai Pharmaceutical Co. Ltd.	58,100	767,709
Daiichi Sankyo Co. Ltd.	123,100	3,695,234
Eisai Co. Ltd.	47,300	1,957,913
Kyowa Hakko Kogyo Co. Ltd.(b)	37,000	371,466
Mitsubishi Tanabe Pharma Corp.	19,000	229,615
Ono Pharmaceutical Co. Ltd.	4,100	202,269
Santen Pharmaceutical Co. Ltd.	6,300	168,243
Shionogi & Co. Ltd.	50,400	946,747
Taisho Pharmaceutical Co. Ltd.	19,900	414,761
Takeda Pharmaceutical Co. Ltd.	140,200	8,562,329

		21,103,643

Real Estate Investment Trusts (REITs) (0.2%)(a)
Japan Prime Realty Investment Corp.	114	362,941
Japan Real Estate Investment Corp.	83	971,232
Japan Retail Fund Investment Corp.	92	585,290
Nippon Building Fund, Inc.	93	1,082,561
Nomura Real Estate Office Fund, Inc.	55	443,820

		3,445,844

Real Estate Management & Development (0.6%)(a)
Aeon Mall Co. Ltd.	5,300	136,653
K.K. DaVinci Advisors*(b)	256	208,536
Leopalace21 Corp.	24,975	610,998
Mitsubishi Estate Co. Ltd.	186,600	5,023,731
Mitsui Fudosan Co. Ltd.	130,700	3,032,347
Nomura Real Estate Holdings, Inc.	1,400	30,214
NTT Urban Development Corp.(b)	112	178,042
Sumitomo Realty & Development Co. Ltd.	56,000	1,400,064
Tokyo Tatemono Co. Ltd.	56,000	476,539
Tokyu Land Corp.	81,000	657,315
Urban Corp.(b)	20,300	189,119

		11,943,558

Road & Rail (0.6%)(a)
Central Japan Railway Co.	258	2,390,329
East Japan Railway Co.	593	4,935,538
Keihin Electric Express Railway Co. Ltd.(b)	39,000	263,338
Keio Corp.	82,400	488,328
Keisei Electric Railway Co. Ltd.	72,000	394,945
Kintetsu Corp.(b)	216,500	732,245
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Japan (continued)
Nippon Express Co. Ltd.	143,500	$771,068
Odakyu Electric Railway Co. Ltd.(b)	94,100	622,959
Seino Holdings Corp.	38,000	258,733
Tobu Railway Co. Ltd.(b)	98,000	479,028
Tokyu Corp.	164,900	1,033,008
West Japan Railway Co.	312	1,511,951

		13,881,470

Semiconductors & Semiconductor Equipment (0.2%)(a)
Advantest Corp.(b)	19,600	432,834
Elpida Memory, Inc.(b)	20,800	745,755
NEC Electronics Corp.(b)	5,200	105,428
Rohm Co. Ltd.	16,200	1,202,761
Sanken Electric Co. Ltd.(b)	36,000	182,442
Shinko Electric Industries Co. Ltd.(b)	18,100	307,025
Sumco Corp.	22,600	500,924
Tokyo Electron Ltd.	26,400	1,597,250
Tokyo Seimitsu Co. Ltd.(b)	7,900	160,529

		5,234,948

Software (0.5%)(a)
FUJI SOFT, Inc.(b)	10,600	145,790
Konami Corp.(b)	13,100	393,508
Nintendo Co. Ltd.	16,600	8,395,524
Oracle Corp.(b)	2,500	109,670
Square Enix Co. Ltd.	3,200	92,367
Trend Micro, Inc.	18,000	650,221

		9,787,080

Specialty Retail (0.2%)(a)
Aoyama Trading Co. Ltd.	2,100	47,793
Autobacs Seven Co. Ltd.(b)	8,900	186,259
EDION Corp.	1,500	16,972
Fast Retailing Co. Ltd.(b)	7,100	529,793
Hikari Tsushin, Inc.	3,200	121,900
Nitori Co. Ltd.	2,650	139,636
Shimachu Co. Ltd.(b)	4,400	121,903
Shimamura Co. Ltd.(b)	2,200	180,332
USS Co. Ltd.	6,520	381,588
Yamada Denki Co. Ltd.	16,470	1,764,331

		3,490,507

Textiles, Apparel & Luxury Goods (0.1%)(a)
Asics Corp.	17,000	221,749
Gunze Ltd.	63,000	272,111
Nisshinbo Industries, Inc.(b)	23,100	248,783
Onward Kashiyama Co. Ltd.(b)	30,400	307,935
Wacoal Corp.(b)	4,000	54,542

		1,105,120

Tobacco (0.2%)(a)
Japan Tobacco, Inc.	787	4,177,171

Trading Companies & Distributors (1.0%)(a)
Hitachi High-Technologies Corp.	3,500	65,845
ITOCHU Corp.	261,000	2,413,024
Marubeni Corp.	306,000	2,134,668
Mitsubishi Corp.	234,400	6,212,288
Mitsui & Co. Ltd.	283,000	5,766,043
Sojitz Corp.	219,467	760,446
Sumitomo Corp.	181,500	2,536,679
Toyota Tsusho Corp.	30,200	713,053

		20,602,046

Transportation Infrastructure (0.0%)(a)
Kamigumi Co. Ltd.	19,000	139,119
Mitsubishi Logistics Corp.	29,400	357,552

		496,671

Wireless Telecommunication Services (0.4%)(a)
KDDI Corp.	439	3,000,259
NTT DoCoMo, Inc.	2,802	4,430,445
Softbank Corp.(b)	117,200	2,162,073

		9,592,777

		444,530,731

Luxembourg (0.6%)
Electrical Equipment (0.1%)(a)
Q-Cells AG	7,927	752,792

Energy Equipment & Services (0.0%)(a) (b)
Acergy SA	26,693	492,311

Media (0.0%)(a)
SES FDR	18,200	443,481

Metals & Mining (0.5%)
ArcelorMittal(a)	16,800	1,100,321
ArcelorMittal(a) (XPAR)	137,103	9,097,313

		10,197,634

		11,886,218

Malaysia (0.0%)(a)
Hotels, Restaurants & Leisure (0.0%)
Genting International PLC*	111,945	48,914

Netherlands (2.9%)(a)
Aerospace & Defense (0.1%)(b)
European Aeronautic Defense and Space Co. NV	52,311	1,334,036

Air Freight & Logistics (0.1%)
TNT NV	70,714	2,621,461

Beverages (0.1%)
Heineken Holding NV	5,769	294,262
Heineken NV	42,114	2,367,363

		2,661,625

Chemicals (0.2%)
Akzo Nobel NV	43,670	3,230,224
Koninklijke DSM NV	29,417	1,241,651

		4,471,875

Commercial Services & Supplies (0.0%)
Buhrmann NV	15,171	88,019
Randstad Holding NV(b)	5,193	199,951
Vedior NV	24,869	612,134

		900,104

Diversified Financial Services (0.5%)
ING Groep NV	315,462	10,277,001

Diversified Telecommunication Services (0.3%)
Royal KPN NV	327,298	5,939,374

Energy Equipment & Services (0.1%)
FuGro NV(b)	7,600	520,849
SBM Offshore NV	30,655	889,281

		1,410,130

Food & Staples Retailing (0.1%)
Koninklijke Ahold NV	217,515	2,850,103

Food Products (0.4%)
Unilever NV	288,528	9,407,652

Household Durables (0.0%)(b)
TomTom NV	8,149	449,702

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Netherlands(a) (continued)
Industrial Conglomerate (0.3%)
Koninklijke Philips Electronics NV	187,588	$7,336,212

Insurance (0.2%)
Aegon NV	245,699	3,670,143

Life Sciences Tools & Services (0.0%)(b)
Qiagen NV	14,717	297,685

Media (0.2%)
Reed Elsevier NV(b)	115,098	2,105,409
Wolters Kluwer NV	49,966	1,432,062

		3,537,471

Office Electronics (0.0%)(b)
OCE NV	659	13,251

Real Estate Investment Trusts (REITs) (0.1%)
Corio NV	6,452	532,758
Wereldhave NV	3,667	408,724

		941,482

Semiconductors & Semiconductor Equipment (0.2%)
ASML Holding NV	65,848	1,737,354
STMicroElectronics NV	129,795	1,615,568

		3,352,922

Trading Companies & Distributors (0.0%)(b)
Hagemeyer NV	70,948	496,984

		61,969,213

New Zealand (0.1%)(a)
Construction Materials (0.0%)
Fletcher Building Ltd.	70,946	567,348

Diversified Telecommunication Services (0.1%)(b)
TeleCom Corp. of New Zealand Ltd.	315,094	995,174

Electric Utility (0.0%)
Contact Energy Ltd.	20,126	121,571

Health Care Equipment & Supplies (0.0%)
Fisher & Paykel Healthcare Corp.	122,813	295,125

Hotels, Restaurants & Leisure (0.0%)(b)
Sky City Entertainment Group Ltd.	106,546	369,465

Household Durables (0.0%)
Fisher & Paykel Appliances Holdings Ltd.	46,356	102,758

Media (0.0%)
Sky Network Television Ltd.	11,869	49,907

Real Estate Investment Trust (REIT) (0.0%)
Kiwi Income Property Trust	58,682	60,262

Transportation Infrastructure (0.0%)
Auckland International Airport Ltd.	79,000	172,725

		2,734,335

Norway (0.9%)(a)
Chemicals (0.1%)
Yara International ASA	29,564	1,438,245

Commercial Bank (0.1%)
DnB NOR ASA	135,589	1,772,991

Commercial Services & Supplies (0.0%)(b)
Tomra Systems ASA	14,588	87,503

Communications Equipment (0.0%)
Tandberg ASA	15,987	278,787

Diversified Telecommunication Services (0.1%)
Telenor ASA	136,554	2,829,162

Electrical Equipment (0.0%)(b)
Renewable Energy Corp. ASA	30,230	790,485

Energy Equipment & Services (0.1%)
Aker Kvaerner ASA	31,880	600,234
Ocean Rig ASA(b)	4,695	32,292
Petoleum Geo-Services ASA	34,749	751,777
Prosafe ASA(b)	39,151	565,215
SeaDrill Ltd.(b)	36,491	764,897
TGS Nopec Geophysical Co ASA	9,603	117,320

		2,831,735

Food Products (0.0%)(b)
Marine Harvest	593,008	319,501

Industrial Conglomerate (0.1%)
Orkla ASA, Class A	143,955	1,906,652

Insurance (0.0%)
Storebrand ASA	60,740	496,139

Media (0.0%)
Schibsted ASA	2,475	75,986

Metals & Mining (0.1%)
Norsk Hydro ASA	123,920	1,485,483

Oil, Gas & Consumable Fuels (0.3%)
DNO International ASA*	154,883	202,153
Statoil-Hydro ASA	211,206	5,563,820

		5,765,973

		20,078,642

Portugal (0.4%)
Commercial Banks (0.1%)(a)
Banco BPI SA(b)	43,246	215,248
Banco Comercial Portugues SA(b)	343,077	1,072,773
Banco Espirito Santo SA	29,994	528,013

		1,816,034

Construction Materials (0.0%)(a) (b)
Cimpor Cimentos de Portugal SGPS SA	28,237	222,061

Diversified Telecommunication Services (0.1%)(a)
Portugal TeleCom SGPS SA	134,285	1,729,551

Electric Utility (0.1%)(a)
EDP — Energias de Portugal SA	370,332	2,362,818

Food & Staples Retailing (0.0%)(a)
Jeronimo Martins SGPS SA	830	6,810

Industrial Conglomerate (0.0%)
Sonae Capital	25,800	69,418

Media (0.1%)(a)
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	50,675	676,601

Paper & Forest Products (0.0%)(a)
Sonae Industria SGPS SA	12,824	87,664

Transportation Infrastructure (0.0%)(a) (b)
BRISA	38,540	571,032

		7,541,989

Singapore (1.1%)(a)
Aerospace & Defense (0.0%)(b)
Singapore Technologies Engineering Ltd.	153,000	364,063

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Singapore(a) (continued)
Air Freight & Logistics (0.0%)
Singapore Post Ltd.	332,221	$255,320

Airline (0.0%)
Singapore Airlines Ltd.	72,613	800,107

Commercial Banks (0.4%)
DBS Group Holdings Ltd.	207,700	2,592,214
Oversea-Chinese Banking Corp.	460,600	2,454,069
United Overseas Bank Ltd.	222,500	2,767,778

		7,814,061

Distributor (0.0%)
Jardine Cycle & Carriage Ltd.	12,604	176,170

Diversified Financial Services (0.1%)
Singapore Exchange Ltd.	139,900	972,428

Diversified Telecommunication Services (0.2%)
Singapore Telecommunications Ltd.	1,328,003	3,460,198

Electronic Equipment & Instruments (0.0%)
Venture Corp. Ltd.	38,200	280,609

Food & Staples Retailing (0.0%)
Olam International Ltd.	38,000	70,311

Food Products (0.0%)
Wilmar International Ltd.	34,158	101,393

Health Care Providers & Services (0.0%)
Parkway Holdings Ltd.	172,850	439,307

Industrial Conglomerates (0.1%)
Fraser & Neave Ltd.	92,369	316,595
Haw Par Corp. Ltd.	36,226	156,539
Keppel Corp. Ltd.	211,000	1,717,637
SembCorp Industries Ltd.	138,243	453,348

		2,644,119

Machinery (0.0%)
SembCorp Marine Ltd.	151,200	336,087

Marine (0.0%)(b)
CosCo Corp. Singapore Ltd.	172,066	555,136
Neptune Orient Lines Ltd.	12,800	29,722

		584,858

Media (0.1%)
Singapore Press Holdings Ltd.	316,500	982,083

Oil, Gas & Consumable Fuels (0.0%)
Singapore Petroleum Co. Ltd.	400	1,799

Real Estate Investment Trusts (REITs) (0.0%)
Ascendas Real Estate Investment Trust	42,600	66,023
CapitaCommercial Trust	34,000	50,371
CapitaMall Trust	112,000	237,383

		353,777

Real Estate Management & Development (0.2%)
Allgreen Properties Ltd.	163,000	130,117
Capitaland Ltd.	292,897	1,240,755
City Developments Ltd.(b)	107,000	863,399
Keppel Land Ltd.(b)	93,300	413,618
UOL Group Ltd.	157,120	407,358
Wing Tai Holdings Ltd.	122,650	203,134

		3,258,381

Road & Rail (0.0%)
ComfortDelGro Corp. Ltd.	280,620	313,802

		23,208,873

Spain (4.1%)
Airline (0.0%)(a)
Iberia Lineas Aereas de Espana SA	92,810	317,086

Biotechnology (0.0%)(a) (b)
Zeltia SA	30,634	219,147

Commercial Banks (1.6%)
Banco Bilbao Vizcaya Argentaria SA(a) (b)	621,993	13,082,342
Banco de Sabadell SA(a) (b)	67,167	632,214
Banco Popular Espanol SA(a) (b)	153,550	2,379,259
Banco Santander SA(a)	1,061,298	18,663,271
Bankinter SA(a) (b)	13,265	206,042

		34,963,128

Construction & Engineering (0.2%)(a)
Acciona SA	4,314	1,099,325
ACS, Actividades de Construccion y Servicios SA(b)	36,946	1,942,136
Fomento de Construcciones y Contratas SA(b)	10,512	701,417
Grupo Ferrovial SA(b)	9,086	586,579
Sacyr Vallehermoso SA(b)	13,037	417,328

		4,746,785

Diversified Telecommunication Services (1.0%)(a)
Telefonica SA	729,170	21,313,417

Electric Utilities (0.6%)(a)
Iberdrola SA	616,814	9,399,735
Red Electrica de Espana	15,252	881,076
Union Fenosa SA	20,997	1,403,719

		11,684,530

Electrical Equipment (0.1%)(a)
Gamesa Corp. Tecnologica SA	29,759	1,132,088

Independent Power Producers & Energy Traders (0.1%)
Iberdrola Renovables	146,170	1,177,669

Insurance (0.0%)(a) (b)
Mapfre SA	89,841	366,750

IT Services (0.0%)(a)
Indra Sistemas SA	26,253	677,416

Machinery (0.0%)(a) (b)
Zardoya Otis SA	13,654	321,432

Media (0.0%)(a) (b)
Antena 3 de Television SA	24,737	348,298
Gestevision Telecinco SA	9,411	203,053
Promotora de Informaciones SA	7,564	120,135
Sogecable SA	4,942	204,862

		876,348

Metals & Mining (0.0%)(a) (b)
Acerinox SA	34,506	815,343

Natural Gas Utility (0.1%)(a) (b)
Gas Natural SDG SA	22,593	1,246,997

Oil, Gas & Consumable Fuels (0.2%)(a)
Repsol YPF SA	128,377	4,105,211

Specialty Retail (0.1%)(a) (b)
Inditex SA	34,811	1,748,609

Transportation Infrastructure (0.1%)(a) (b)
Abertis Infraestructuras SA	37,857	1,152,434
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Spain (continued)
Cintra Concesiones de Infraestructuras de Transporte SA	46,486	$676,597

		1,829,031

		87,540,987

Sweden (2.3%)
Airline (0.0%)(a)
SAS AB*	16,950	163,289

Building Products (0.0%)(a) (b)
Assa Abloy AB	56,448	988,134

Capital Markets (0.0%)(a) (b)
D. Carnegie AB	7,153	103,960

Commercial Banks (0.4%)(a)
Nordea Bank AB	352,049	4,807,224
Skandinaviska Enskilda Banken AB	71,779	1,642,080
Svenska Handelsbanken AB, Class A	89,482	2,524,911
Swedbank AB(b)	24,000	623,516

		9,597,731

Commercial Services & Supplies (0.0%)(a) (b)
Securitas AB	53,685	658,399
Securitas Systems AB	55,285	159,551

		817,950

Communications Equipment (0.3%)(a)
Telefonaktiebolaget LM Ericsson, B Shares	2,438,624	5,554,614

Construction & Engineering (0.1%)(a)
Skanska AB, Class B	58,856	1,013,093

Diversified Consumer Services (0.0%)(a)
Securitas Direct AB	55,285	218,799

Diversified Financial Services (0.1%)(a)
Investor AB, Class B	29,600	593,672
OMX AB	10,744	446,681

		1,040,353

Diversified Telecommunication Services (0.2%)(a)
Tele2 AB	54,999	1,128,006
TeliaSonera AB (XHEL)	1,312	11,630
TeliaSonera AB	395,687	3,517,726

		4,657,362

Food & Staples Retailing (0.0%)(a)
Axfood AB	66	2,525

Health Care Equipment & Supplies (0.0%)(a)
Elekta AB	5,188	85,180
Getinge AB	28,352	665,657

		750,837

Household Durables (0.1%)(a)
Electroloux AB, Class B(b)	33,675	529,880
Husqvarna AB	46,443	475,688

		1,005,568

Machinery (0.6%)(a)
Alfa Laval AB	13,516	729,817
Atlas Copco AB, Class A(b)	119,837	1,718,493
Atlas Copco AB, Class B(b)	54,670	723,542
Sandvik AB	173,948	2,522,340
Scania AB, Class B	69,467	1,441,773
SKF AB, Class B	58,029	1,046,676
Trelleborg AB, Class B	8,108	148,241
Volvo AB	72,564	977,108
Volvo AB, Class B	186,499	2,525,350

		11,833,340

Media (0.0%)(a)
Eniro AB	36,966	307,447
Modern Times Group AB(b)	8,062	489,212

		796,659

Metals & Mining (0.1%)(a)
Boliden AB	54,645	500,881
Hoganas AB	168	3,208
Ssab Svenskt Stal AB	35,793	949,056
Ssab Svenskt Stal AB, Series B	5,859	141,546

		1,594,691

Oil, Gas & Consumable Fuels (0.0%)(a) (b)
Lundin Petroleum AB	26,291	261,471

Paper & Forest Products (0.1%)(a)
Billerud AB(b)	13,413	124,188
Holmen AB(b)	3,719	124,574
Svenska Cellulosa AB, Class B	96,579	1,552,722

		1,801,484

Personal Products (0.0%)(a)
Oriflame Cosmetics SA	5,768	316,727

Real Estate Management & Development (0.0%)(a)
Castellum AB	16,255	185,084
Fabege AB(b)	20,290	195,720
Kungsleden AB	14,881	162,204
Wihlborgs Fastigheter AB	4,305	79,936

		622,944

Specialty Retail (0.2%)(a)
Hennes & Mauritz AB	82,240	4,459,632
Nobia AB(b)	9,258	65,415

		4,525,047

Tobacco (0.1%)(a)
Swedish Match AB	53,228	1,176,012

Wireless Telecommunication Services (0.0%)
Millicom International Cellular SA — SDR*	4,421	461,662

		49,304,252

Switzerland (6.9%)(a)
Auto Components (0.0%)
Rieter Holding AG	795	288,178

Biotechnology (0.0%)(b)
Actelion Ltd.	13,803	690,261

Building Products (0.1%)
Geberit AG	8,007	1,115,502

Capital Markets (1.2%)
Credit Suisse Group	181,048	10,311,275
EFG International	2,852	85,422
Julius Baer Holding AG	15,914	1,118,179
UBS AG	352,769	14,659,457

		26,174,333

Chemicals (0.3%)
Ciba Specialty Chemicals AG	12,240	497,852
Givaudan SA	1,308	1,290,198
Syngenta AG	17,124	4,517,152

		6,305,202

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
Switzerland(a) (continued)
Commercial Services & Supplies (0.1%)
Adecco SA	19,694	$1,034,127
SGS SA	645	841,504

		1,875,631

Computers & Peripherals (0.0%)
Logitech International SA	25,443	772,898

Construction Materials (0.2%)
Holcim Ltd.	37,457	3,659,323

Diversified Financial Services (0.0%)
Pargesa Holding SA	533	52,787

Diversified Telecommunication Services (0.1%)
SwissCom AG	4,355	1,738,971

Electrical Equipment (0.4%)
ABB Ltd.	369,604	9,246,893

Electronic Equipment & Instruments (0.0%)(b)
Kudelski SA	11,569	191,771

Food Products (1.4%)
Lindt & Spruengli AG	83	259,749
Nestle SA	67,195	30,091,231

		30,350,980

Health Care Equipment & Supplies (0.1%)
Nobel Biocare Holding AG	4,839	1,201,869
Phonak Holding AG	9,761	872,823
Straumann Holding AG	697	179,136

		2,253,828

Hotels, Restaurants & Leisure (0.0%)
Kuoni Reisen Holding AG	183	83,226

Insurance (0.6%)
Swiss Life Holding	6,277	1,524,815
Swiss Reinsurance	57,539	4,324,411
Zurich Financial Services AG	24,472	7,009,049

		12,858,275

Life Sciences Tools & Services (0.1%)
Lonza Group AG	8,982	1,153,067

Machinery (0.1%)
Schindler Holding AG	5,576	334,220
Sulzer AG	624	660,100

		994,320

Marine (0.0%)
Kuehne & Nagel International AG	7,590	694,491

Pharmaceuticals (1.9%)
Novartis AG	394,195	19,976,775
Roche Holding AG	118,362	21,497,103

		41,473,878

Real Estate Management & Development (0.0%)
PSP Swiss Property AG	3,708	210,581

Semiconductors & Semiconductor Equipment (0.0%)(b)
OC Oerlikon Corp AG*	1,422	522,429

Textiles, Apparel & Luxury Goods (0.3%)
Compagnie Financiere Richemont SA	91,800	5,252,923

Swatch Group AG	5,067	265,836
Swatch Group AG, Class B	5,213	1,407,833

		6,926,592

		149,633,417

United Kingdom (22.2%)(a)
Aerospace & Defense (0.5%)
BAE Systems PLC	574,237	5,348,758
Cobham PLC	198,852	737,385
Meggitt PLC	144,959	829,274
Rolls-Royce Group PLC	310,132	2,927,730

		9,843,147

Airline (0.0%)
British Airways PLC*	97,097	648,192

Auto Components (0.0%)
GKN PLC	137,333	727,424

Beverages (0.7%)
Diageo PLC	443,197	8,945,362
SABMiller PLC	146,401	3,167,092
Scottish & Newcastle PLC	137,308	2,146,878

		14,259,332

Capital Markets (0.3%)
3i Group PLC	74,894	1,402,551
Close Brothers Group PLC	9,786	162,025
ICAP PLC	103,139	1,396,196
Investec PLC	48,120	409,608
Man Group PLC	271,024	2,983,630
Schroders PLC	11,347	247,295
Tullett Prebon PLC	20,976	216,930

		6,818,235

Chemicals (0.1%)
Johnson Matthey PLC	41,603	1,548,566

Commercial Banks (3.5%)
Alliance & Leicester PLC	19,443	255,430
Barclays PLC	1,141,449	10,773,582
HBOS PLC	630,007	8,777,498
HSBC Holdings PLC	1,998,541	29,981,528
Lloyds TSB Group PLC	968,163	8,454,286
Royal Bank of Scotland Group PLC	1,689,089	13,020,447
Standard Chartered PLC	106,031	3,555,151

		74,817,922

Commercial Services & Supplies (0.3%)
Aggreko PLC	19,836	212,050
Biffa PLC	58,961	357,367
Brambles Industries Ltd.	135,281	1,271,585
Capita Group PLC	115,544	1,514,422
Davis Service Group PLC	7,485	75,813
De La Rue PLC	12,259	222,041
G4S PLC	116,110	510,464
G4S PLC (XCSE)	85,993	373,497
Hays PLC	248,348	510,784
Intertek Group PLC	13,062	228,924
Rentokil Initial PLC	373,252	806,626
Serco Group PLC	62,253	521,236

		6,604,809

Construction & Engineering (0.1%)
Amec PLC	69,087	950,647
Balfour Beatty PLC	53,507	455,825

		1,406,472

Consumer Finance (0.0%)
Cattles PLC	29,688	168,804

Containers & Packaging (0.0%)
Rexam PLC	108,877	912,686

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
United Kingdom(a) (continued)
Distributor (0.0%)
Inchcape PLC	54,460	$407,154

Diversified Financial Services (0.1%)
London Stock Exchange Group PLC	31,405	1,066,047

Diversified Telecommunication Services (0.4%)
BT Group PLC	1,366,979	7,101,825
Cable & Wireless PLC	436,352	1,393,163

		8,494,988

Electric Utilities (0.3%)
British Energy Group PLC	176,234	1,832,481
Scottish & Southern Energy PLC	146,084	4,450,816

		6,283,297

Electronic Equipment & Instruments (0.0%)
ElectroComponents PLC	29,816	114,354
Premier Farnell PLC	2,460	6,974

		121,328

Food & Staples Retailing (0.7%)
J Sainsbury PLC	288,450	2,295,304
Tesco PLC	1,327,699	11,097,633
William Morrison Supermarkets PLC	167,765	1,009,280

		14,402,217

Food Products (0.6%)
Associated British Foods PLC	18,254	316,551
Cadbury Schweppes PLC	360,952	3,993,764
Tate & Lyle PLC	81,699	798,312
Unilever PLC	222,566	7,335,749

		12,444,376

Health Care Equipment & Supplies (0.1%)
Smith & Nephew PLC	169,178	2,300,051
SSL International PLC	6,642	69,260

		2,369,311

Hotels, Restaurants & Leisure (0.4%)
Carnival PLC	28,403	1,236,201
Compass Group PLC	328,602	2,083,502
Enterprise Inns PLC	86,591	773,456
Intercontinental Hotels Group PLC	41,744	646,896
Ladbrokes PLC	119,578	715,569
Mitchells & Butlers PLC	69,102	616,408
PartyCasinos & Gambling PLC	55,820	29,059
Punch Taverns PLC	44,224	619,291
Rank Group PLC	32,739	59,282
Thomas Cook Group PLC*	58,304	310,256
TUI Travel PLC	73,765	377,157
Whitbread PLC	40,627	1,103,990
William Hill PLC	75,616	616,563

		9,187,630

Household Durables (0.1%)
Barratt Developments PLC	49,620	419,189
Berkeley Group Holdings PLC	8,142	164,716
Bovis Homes Group PLC	8,588	104,485
Persimmon PLC	49,247	760,562
Taylor Wimpey PLC	190,408	688,378

		2,137,330

Household Products (0.3%)
Reckitt Benckiser Group PLC	101,194	5,299,900

Independent Power Producers & Energy Traders (0.1%)
International Power PLC	262,309	2,093,963

Industrial Conglomerates (0.1%)
Cookson Group PLC	18,501	205,403
Smiths Group PLC	55,845	1,114,379
Tomkins PLC	151,866	530,075

		1,849,857

Insurance (1.0%)
Aviva PLC	435,316	5,460,577
Friends Provident PLC	312,742	869,935
Legal & General Group PLC	1,097,711	2,905,704
Old Mutual PLC	900,912	2,247,300
Prudential PLC	416,526	5,339,091
Resolution PLC	117,691	1,677,043
Royal & Sun Alliance Insurance Group	475,864	1,290,664
Standard Life PLC	384,744	1,660,450

		21,450,764

Internet & Catalog Retail (0.0%)
Home Retail Group PLC	150,632	853,655

IT Services (0.0%)
LogicaCMG PLC(XSTO)	5,761	12,355
LogicaCMG PLC	344,542	746,003

		758,358

Machinery (0.1%)
Charter PLC	15,676	218,374
FKI PLC	92,064	93,541
IMI PLC	43,571	327,166
Invensys PLC	126,108	571,793

		1,210,874

Marine (0.0%)
Stolt-Nielsen SA	1,002	25,826

Media (0.7%)
British Sky Broadcasting PLC	195,050	2,142,720
Daily Mail & General Trust, Class A	34,990	369,233
Emap PLC	47,403	873,487
ITV PLC	560,647	808,528
Pearson PLC	138,503	1,916,868
Reed Elsevier PLC	177,064	2,138,447
Reuters Group PLC	212,978	2,571,659
Trinity Mirror PLC	26,300	172,696
United Business Media PLC	52,955	582,535
WPP Group PLC	194,325	2,391,889
Yell Group PLC	131,983	880,073

		14,848,135

Metals & Mining (2.3%)
Anglo American PLC	220,420	12,178,027
Antofagasta PLC	18,062	237,220
BHP Billiton PLC	395,052	11,944,762
Kazakhmys PLC	9,868	240,544
Lonmin PLC	10,403	605,484
Rio Tinto PLC	170,087	17,027,392
Vedanta Resources PLC	7,058	256,239
Xstrata PLC	103,464	7,965,046

		50,454,714

Multi-Utilities (0.6%)
Centrica PLC	625,981	4,155,028
National Grid PLC	440,883	6,814,419
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund

	Shares	Value
Common Stocks (continued)
United Kingdom(a) (continued)
United Utilities PLC	149,390	$2,128,506

		13,097,953

Multiline Retail (0.2%)
Marks & Spencer Group PLC	277,874	2,484,435
Next PLC	35,533	1,002,773

		3,487,208

Oil, Gas & Consumable Fuels (4.0%)
BG Group PLC	569,765	12,568,746
BP PLC	3,216,890	34,281,485
Royal Dutch Shell PLC, Class A	616,188	22,044,112
Royal Dutch Shell PLC, Class B	468,101	16,264,992
Tullow Oil PLC	105,847	1,268,126

		86,427,461

Paper & Forest Products (0.0%)
Mondi PLC	64,692	498,051

Pharmaceuticals (1.6%)
AstraZeneca PLC	250,073	10,501,004
GlaxoSmithKline PLC	952,484	22,571,602
Shire PLC	37,610	673,865

		33,746,471

Real Estate Investment Trusts (REITs) (0.3%)
British Land Co. PLC	87,276	1,766,430
Brixton PLC	19,863	139,172
Great Portland Estates PLC	10,457	101,187
Hammerson PLC	49,167	1,117,045
Land Securities Group PLC	78,865	2,514,355
Liberty International PLC	36,931	789,994
Segro PLC	76,590	774,173

		7,202,356

Road & Rail (0.1%)
Arriva PLC	21,199	312,359
FirstGroup PLC	89,358	1,184,599
National Express Group PLC	26,931	634,621
Stagecoach Group PLC	63,978	308,512

		2,440,091

Semiconductors & Semiconductor Equipment (0.0%)
ARM Holdings PLC	218,921	512,266
CSR PLC	27,893	295,982

		808,248

Software (0.1%)
Misys PLC	94,549	329,820
Sage Group PLC	220,261	971,641

		1,301,461

Specialty Retail (0.1%)
Carphone Warehouse Group PLC(b)	53,270	350,718
DSG International PLC	309,751	471,204
Kesa Electricals PLC	89,582	430,866
Kingfisher PLC	402,054	1,174,601
MFI Furniture Group PLC	151,283	232,230
Signet Group PLC	276,237	362,077

		3,021,696

Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	93,174	812,689

Tobacco (0.7%)
British American Tobacco PLC	257,677	9,229,552
Imperial Tobacco Group PLC	116,300	5,688,136

		14,917,688

	Shares or
	Principal
	Amount	Value
Trading Companies & Distributors (0.1%)
Bunzl PLC	63,258	$798,964
Travis Perkins PLC	13,650	316,975
Wolseley PLC	111,551	1,545,509

		2,661,448

Transportation Infrastructure (0.0%)
BBA Aviation PLC	28,760	106,940

Water Utilities (0.1%)
Kelda Group PLC	41,983	910,609
Severn Trent PLC	46,230	1,315,339

		2,225,948

Wireless Telecommunication Services (1.5%)
Vodafone Group PLC	8,945,894	31,291,312

		477,562,334

United States (0.1%)(a)
Health Care Equipment & Supplies (0.1%)
Synthes, Inc.	8,428	1,079,691

Total Common Stocks		2,145,619,036

Warrants* (0.0%)(a) (c)
Japan (0.0%)
Dowa Holdings Co. Ltd., expiring 01/29/10	$67,800	0

Total Warrants		0

Securities Purchased With Collateral For Securities On Loan (7.0%)

Repurchase Agreement (7.0%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $148,921,470, collateralized by U.S. Government Agency Mortgages with a market value of $151,887,242	148,909,061	148,909,061

Total Securities Purchased With Collateral For Securities On Loan		148,909,061

Total Investments
(Cost $1,795,113,842) (d) — 106.5%		2,294,528,097

Liabilities in excess of other assets — (6.5)%		(140,013,004)

NET ASSETS — 100.0%		$2,154,515,093

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	All or a part of the security was on loan as of January 31, 2008.

(c)	Illiquid security.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

FDR	Fiduciary Depositary Receipts

PPS	Price Protected Shares

REIT	Real Estate Investment Trust

RNC	Savings Shares

SDR	Swedish Depositary Receipts
See accompanying notes to statements of investments

Statement of Investments(Continued)
January 31, 2008 (Unaudited)
Nationwide International Index Fund
See accompanying notes to statements of investments

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Short Contracts:
Australia Dollar	02/12/08	(2,722,000)	$(2,421,896)	$(2,435,909)	$(14,013)
British Pound	02/12/08	(4,936,000)	(9,883,909)	(9,807,357)	76,552
Danish Kroner	02/12/08	(344,000)	(68,113)	(68,606)	(493)
Euro	02/01/08	(1,100,000)	(1,635,450)	(1,635,152)	298
Euro	02/04/08	(827,000)	(1,229,253)	(1,229,214)	39
Euro	02/12/08	(4,618,000)	(6,776,906)	(6,862,589)	(85,683)
Hong Kong Dollar	02/01/08	(685,000)	(88,280)	(87,851)	429
Hong Kong Dollar	02/12/08	(8,065,000)	(1,036,374)	(1,034,662)	1,712
Japanese Yen	02/01/08	(95,000,000)	(882,009)	(893,444)	(11,435)
Japanese Yen	02/12/08	(923,900,000)	(8,456,959)	(8,696,364)	(239,405)
New Zealand Dollar	02/12/08	(24,400)	(18,962)	(19,206)	(244)
Norwegian Krone	02/12/08	(697,500)	(130,237)	(128,881)	1,356
Singapore Dollar	02/12/08	(101,000)	(70,758)	(71,333)	(575)
Swedish Krone	02/12/08	(3,551,200)	(554,873)	(558,140)	(3,267)
Swiss Franc	02/01/08	(250,000)	(227,537)	(231,395)	(3,858)
Swiss Franc	02/12/08	(2,620,700)	(2,346,408)	(2,426,242)	(79,834)

Total Short Contracts			$(35,827,924)	$(36,186,345)	$(358,421)

		Currency			Unrealized
	Delivery	Received/	Contract	Market	Appreciation/
Currency	Date	(Delivered)	Value	Value	(Depreciation)
Long Contracts:
Australia Dollar	02/12/08	2,876,900	$2,653,868	$2,574,528	$(79,340)
British Pound	02/12/08	5,201,000	10,637,574	10,333,887	(303,687)
Danish Kroner	02/12/08	644,000	127,106	128,437	1,331
Euro	02/01/08	1,100,000	1,633,094	1,635,153	2,059
Euro	02/12/08	4,618,000	6,793,684	6,862,589	68,905
Hong Kong Dollar	02/01/08	685,000	88,243	87,851	(392)
Hong Kong Dollar	02/12/08	9,309,900	1,199,470	1,194,370	(5,100)
Japanese Yen	02/01/08	95,000,000	885,027	893,445	8,418
Japanese Yen	02/12/08	1,018,000,000	9,302,703	9,582,096	279,393
New Zealand Dollar	02/12/08	20,400	15,668	16,058	390
Norwegian Krone	02/12/08	1,036,600	191,493	191,539	46
Singapore Dollar	02/12/08	103,000	71,976	72,745	769
Swedish Krone	02/12/08	4,484,900	706,475	704,889	(1,586)
Swiss Franc	02/01/08	250,000	228,249	231,395	3,146
Swiss Franc	02/12/08	3,104,000	2,768,270	2,873,681	105,411

Total Long Contracts			$37,302,900	$37,382,663	$79,763

				Market Value	Unrealized
	Number of			Covered by	Appreciation/
	Contracts	Long Contracts*	Expiration	Contracts	Depreciation

Australia	2	S&P SPI 200 Index	03/31/08	$252,000	$(678)
Europe	9	DJ Euro Stoxx 50	03/20/08	511,060	(3,639)
Europe	18	CAC40 10	03/20/08	1,309,891	(106,358)
Hong Kong	2	Hang Seng Index	02/29/08	301,309	(15,959)
Japan	28	Topix Index	03/13/08	3,544,437	(31,022)
Sweden	6	OMXS30 Index	02/25/08	89,383	(516)
United Kingdom	13	FTSE 100 Index	03/20/08	1,518,312	(13,644)

				$7,526,392	$(171,816)

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (97.2%)
Aerospace & Defense (0.9%)
Alliant Techsystems, Inc.*	23,800	$2,519,230
BE Aerospace, Inc.*	67,244	2,596,291
DRS Technologies, Inc.	30,100	1,615,467

		6,730,988

Airlines (0.3%)
AirTran Holdings, Inc.	63,600	548,868
Alaska Air Group, Inc.	28,100	710,930
JetBlue Airways Corp.(a)	131,925	911,602

		2,171,400

Auto Components (0.9%)
ArvinMeritor, Inc.	53,260	723,271
BorgWarner, Inc.	84,240	4,263,386
Lear Corp.	56,146	1,648,447
Modine Manufacturing Co.	21,400	330,416

		6,965,520

Auto Components (0.2%)
Gentex Corp.	105,280	1,669,741

Automobiles (0.1%)
Thor Industries, Inc.	25,300	893,596

Beverages (0.3%)
Hansen Natural Corp.*	43,600	1,681,216
PepsiAmericas, Inc.	41,700	1,027,488

		2,708,704

Biotechnology (1.3%)
Cephalon, Inc.	48,735	3,198,478
Millennium Pharmaceuticals, Inc.*	234,403	3,555,894
PDL BioPharma, Inc.*	85,265	1,273,006
Vertex Pharmaceuticals, Inc.	96,090	1,956,392

		9,983,770

Capital Markets (1.4%)
Eaton Vance Corp.	89,800	3,346,846
Jefferies Group, Inc.	78,200	1,581,204
Raymond James Financial, Inc.	66,880	1,878,659
SEI Investments Co.	89,280	2,473,056
Waddell & Reed Financial, Inc., Class A	60,700	2,014,026

		11,293,791

Chemicals (3.7%)
Airgas, Inc.	59,800	2,775,318
Albemarle Corp.	57,900	2,099,454
C.F. Industries Holdings, Inc.	34,860	3,727,580
Cabot Corp.	47,400	1,409,202
Chemtura Corp.	169,200	1,133,640
Cytec Industries, Inc.	30,700	1,737,927
Ferro Corp.	29,100	514,488
FMC Corp.	55,020	2,924,863
Lubrizol Corp.	49,880	2,624,187
Minerals Technologies, Inc.	14,140	769,216
Olin Corp.	54,260	1,111,787
RPM International, Inc.	88,400	1,912,976
Scotts Miracle-Gro Co. (The)	32,320	1,261,773
Sensient Technologies Corp.	34,380	913,133
Terra Industries, Inc.*	67,450	3,039,971
Valspar Corp.	69,800	1,398,094

		29,353,609

Commercial Banks (3.0%)
Associated Banc-Corp.	92,521	2,607,242
Bank of Hawaii Corp.	35,700	1,798,209
Cathay General Bancorp	36,500	946,445
City National Corp.	29,500	1,677,960
Colonial BancGroup, Inc. (The)	114,740	1,801,418
Cullen/Frost Bankers, Inc.	42,630	2,320,777
First Community Bancorp, Inc.	18,540	658,726
FirstMerit Corp.	58,880	1,317,146
SVB Financial Group	24,199	1,171,232
Synovus Financial Corp.	238,900	3,155,869
TCF Financial Corp.	79,500	1,689,375
Webster Financial Corp.	39,100	1,324,317
Westamerica Bancorp	21,520	1,065,670
Wilmington Trust Corp.	50,100	1,746,987

		23,281,373

Commercial Services & Supplies (3.9%)
Brink’s Co. (The)	35,280	2,139,026
ChoicePoint, Inc.	52,120	1,735,075
Copart, Inc.*	51,100	2,088,968
Corporate Executive Board Co.	25,900	1,490,545
Corrections Corp. of America	92,330	2,450,438
Deluxe Corp.	35,973	874,863
Dun & Bradstreet Corp.	42,093	3,871,714
Herman Miller, Inc.	44,400	1,411,032
HNI Corp.	33,570	1,129,966
Kelly Services, Inc., Class A	14,275	245,816
Korn/Ferry International	31,500	506,835
Manpower, Inc.	58,860	3,311,464
Mine Safety Appliances Co.	21,400	955,082
Navigant Consulting, Inc.	31,620	374,381
Republic Services, Inc.	116,773	3,503,190
Rollins, Inc.	27,947	497,177
Stericycle, Inc.*	63,180	3,744,047

		30,329,619

Communications Equipment (2.2%)
3Com Corp.*	278,305	1,149,400
ADC Telecommunications, Inc.	85,625	1,266,394
ADTRAN, Inc.	42,759	889,815
Avocent Corp.	36,606	607,659
CommScope, Inc.*	48,410	2,146,980
Dycom Industries, Inc.	29,300	692,066
F5 Networks, Inc.	61,824	1,454,719
Foundry Networks, Inc.*	109,300	1,508,340
Harris Corp.	99,439	5,438,319
Plantronics, Inc.	35,500	678,050
Polycom, Inc.*	66,102	1,669,075

		17,500,817

Computers & Peripherals (1.2%)
Diebold, Inc.	47,933	1,240,506
Imation Corp.	24,033	622,695
NCR Corp.	131,560	2,825,909
Palm, Inc.	77,200	418,424
Western Digital Corp.*	159,700	4,224,065

		9,331,599

Construction & Engineering (1.3%)
Granite Construction, Inc.	25,660	976,876
KBR, Inc.*	122,710	3,876,409
Quanta Services, Inc.*	124,110	2,720,491
URS Corp.	58,000	2,546,200

		10,119,976

Construction Materials (0.5%)(b)
Martin Marietta Materials, Inc.	30,464	3,738,542

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (0.1%)
AmeriCredit Corp.*	79,120	$1,053,087

Containers & Packaging (0.7%)
Packaging Corp. of America	67,760	1,642,502
Sonoco Products Co.	70,000	2,160,200
Temple-Inland, Inc.	77,210	1,447,688

		5,250,390

Diversified Consumer Services (1.8%)
Career Education Corp.	66,249	1,440,253
Corinthian Colleges, Inc.	61,880	522,886
DeVry, Inc.	43,500	2,400,765
ITT Educational Services, Inc.	21,440	1,958,544
Matthews International Corp., Class A	22,710	1,109,838
Regis Corp.	32,220	816,133
Service Corp. International	204,800	2,463,744
Sotheby’s	48,400	1,503,788
Strayer Education, Inc.	10,540	1,818,993

		14,034,944

Diversified Telecommunication Services (0.1%)
Cincinnati Bell, Inc.	181,600	704,608

Electric Utilities (1.7%)
DPL, Inc.	82,657	2,294,558
Great Plains Energy, Inc.	62,800	1,750,864
Hawaiian Electric Industries, Inc.	59,000	1,326,320
IDACorp, Inc.	32,900	1,073,856
Northeast Utilities	112,603	3,121,355
Sierra Pacific Resources	169,920	2,543,703
Westar Energy, Inc.	67,350	1,640,646

		13,751,302

Electrical Equipment (1.3%)
Ametek, Inc.	77,550	3,415,302
Hubbell, Inc., Class B	40,700	1,940,576
Roper Industries, Inc.	62,750	3,508,980
Thomas & Betts Corp.	37,148	1,680,947

		10,545,805

Electronic Equipment & Instruments (2.3%)
Amphenol Corp., Class A	129,140	5,157,852
Arrow Electronics, Inc.	89,233	3,053,553
Avnet, Inc.*	108,978	3,880,706
Ingram Micro, Inc., Class A*	106,700	1,897,126
Kemet Corp.	62,060	323,333
National Instruments Corp.	39,630	1,064,462
Tech Data Corp.	40,443	1,390,430
Vishay Intertechnology, Inc.*	129,430	1,357,721

		18,125,183

Energy Equipment & Services (3.3%)
Exterran Holdings, Inc.*	47,785	3,117,494
FMC Technologies, Inc.*	94,424	4,547,460
Grant Prideco, Inc.*	91,985	4,579,013
Helmerich & Payne, Inc.	75,300	2,953,266
Patterson-UTI Energy, Inc.	112,840	2,209,407
Pride International, Inc.*	121,228	3,844,140
Superior Energy Services, Inc.*	58,490	2,344,864
Tidewater, Inc.	39,977	2,117,182

		25,712,826

Food & Staples Retailing (0.3%)
BJ’s Wholesale Club, Inc.*	46,757	1,516,797
Ruddick Corp.	25,300	862,224

		2,379,021

Food Products (1.2%)
Hormel Foods Corp.	50,820	1,968,767
J.M. Smucker Co. (The)	41,871	1,956,632
Lancaster Colony Corp.	13,900	484,554
Smithfield Foods, Inc.	85,010	2,367,528
Tootsie Roll Industries, Inc.	17,271	431,430

		9,050,673

Health Care Equipment & Supplies (3.4%)
Advanced Medical Optics, Inc.*(b)	44,203	929,589
Beckman Coulter, Inc.	45,560	3,029,740
Dentsply International, Inc.	109,972	4,542,943
Edwards Lifesciences Corp.	41,300	1,910,951
Gen-Probe, Inc.*	39,100	2,234,565
Hillenbrand Industries, Inc.	45,100	2,332,572
Hologic, Inc.*	90,899	5,850,260
Kinetic Concepts, Inc.*	39,300	1,956,354
ResMed, Inc.*	56,200	2,617,796
STERIS Corp.	46,280	1,146,818

		26,551,588

Health Care Equipment & Supplies (0.9%)
Intuitive Surgical, Inc.*	27,677	7,029,958

Health Care Providers & Services (3.0%)
Apria Healthcare Group, Inc.*	32,000	679,040
Community Health Systems, Inc.*	69,477	2,230,212
Health Management Associates, Inc., Class A	177,000	954,030
Health Net, Inc.*	80,042	3,721,152
Henry Schein, Inc.*	65,074	3,782,752
Kindred Healthcare, Inc.	22,120	609,185
LifePoint Hospitals, Inc.	42,356	1,143,612
Lincare Holdings, Inc.*	58,363	1,949,908
Omnicare, Inc.	88,400	1,957,176
Psychiatric Solutions, Inc.	40,000	1,206,800
Universal Health Services, Inc., Class B	39,255	1,850,088
VCA Antech, Inc.	61,227	2,367,036
WellCare Health Plans, Inc.*	30,350	1,426,146

		23,877,137

Health Care Technology (0.3%)
Cerner Corp.	48,240	2,527,776

Hotels, Restaurants & Leisure (1.4%)
Bob Evans Farms, Inc.	24,629	732,466
Boyd Gaming Corp.	41,000	1,095,930
Brinker International, Inc.	76,830	1,429,806
CBRL Group, Inc.	17,544	548,601
Cheesecake Factory, Inc. (The)*	52,150	1,139,478
Chipotle Mexican Grill, Inc.*	23,930	2,913,238
International Speedway Corp., Class A	21,300	872,022
Life Time Fitness, Inc.*	24,570	1,089,434
Ruby Tuesday, Inc.	38,400	295,296
Scientific Games Corp.	47,400	1,128,120

		11,244,391

Household Durables (1.7%)
American Greetings Corp., Class A	40,614	833,399
Blyth, Inc.	17,840	388,734
Furniture Brands International, Inc.	36,138	345,118
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Hovnanian Enterprises, Inc., Class A	27,920	$276,129
M.D.C. Holdings, Inc.	25,500	1,179,885
Mohawk Industries, Inc.	40,240	3,215,981
NVR, Inc.(b)	3,710	2,342,865
Ryland Group, Inc.	30,767	1,037,155
Toll Brothers, Inc.	92,418	2,151,491
Tupperware Brands Corp.	44,933	1,662,521

		13,433,278

Household Products (0.8%)
Church & Dwight Co., Inc.	48,000	2,554,560
Energizer Holdings, Inc.*	41,678	3,901,894

		6,456,454

Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	43,280	1,441,224
Teleflex, Inc.	28,820	1,703,838

		3,145,062

Insurance (4.3%)
American Financial Group, Inc.	53,100	1,472,463
Arthur J. Gallagher & Co.	68,500	1,740,585
Brown & Brown, Inc.	79,820	1,796,748
Commerce Group, Inc.	30,310	1,095,707
Everest Re Group Ltd.	45,900	4,667,571
Fidelity National Financial, Inc., Class A	156,953	3,090,405
First American Corp.	66,653	2,902,738
Hanover Insurance Group, Inc. (The)	36,200	1,648,910
HCC Insurance Holdings, Inc.	83,590	2,328,817
Horace Mann Educators Corp.	31,900	586,003
Mercury General Corp.	26,000	1,250,340
Old Republic International Corp.	167,687	2,503,567
Protective Life Corp.	49,200	1,955,208
StanCorp Financial Group, Inc.	36,100	1,776,481
Unitrin, Inc.	36,100	1,485,515
W. R. Berkley Corp.	117,066	3,542,417

		33,843,475

Internet & Catalog Retail (0.1%)
NetFlix, Inc.*	35,030	881,004

Internet Software & Services (0.3%)
Digital River, Inc.	29,470	1,105,125
ValueClick, Inc.	71,450	1,559,753

		2,664,878

IT Services (2.1%)
Acxiom Corp.	47,884	508,049
Alliance Data Systems Corp.*	57,000	2,882,490
Broadridge Financial Solutions, Inc.	99,210	2,148,889
CSG Systems International, Inc.	26,780	341,713
DST Systems, Inc.*	37,560	2,685,540
Gartner, Inc.	47,680	708,048
Global Payments, Inc.	57,370	2,145,638
Metavante Technologies, Inc.	60,730	1,345,170
MoneyGram International, Inc.	60,400	322,536
MPS Group, Inc.	68,840	691,842
NeuStar, Inc.*	55,950	1,662,274
SRA International, Inc., Class A*	31,200	855,816

		16,298,005

Leisure Equipment & Products (0.1%)
Callaway Golf Co.	48,500	869,120

Life Sciences Tools & Services (2.4%)
Affymetrix, Inc.	50,310	1,009,219
Charles River Laboratories International, Inc.*	49,382	3,066,622
Covance, Inc.*	46,380	3,856,961
Invitrogen Corp.*	33,848	2,899,758
Pharmaceutical Product Development, Inc.	76,000	3,295,360
Techne Corp.*	28,735	1,867,775
Varian, Inc.*	22,160	1,202,180
Ventana Medical Systems, Inc.*	20,970	1,867,378
		19,065,253

Machinery (5.3%)
AGCO Corp.*	66,500	4,004,630
Crane Co.	35,366	1,445,409
Donaldson Co., Inc.	50,080	2,098,352
Federal Signal Corp.	32,500	376,675
Flowserve Corp.	41,520	3,409,622
Graco, Inc.	45,870	1,569,671
Harsco Corp.	61,200	3,483,504
IDEX Corp.	57,080	1,782,608
Joy Global, Inc.	78,432	4,945,138
Kennametal, Inc.	56,800	1,739,784
Lincoln Electric Holdings, Inc.	30,200	1,861,830
Nordson Corp.	24,300	1,212,084
Oshkosh Truck Corp.	54,000	2,471,040
Pentair, Inc.	72,360	2,298,154
SPX Corp.	38,020	3,824,812
Timken Co. (The)	67,300	2,034,479
Trinity Industries, Inc.	59,350	1,680,792
Wabtec Corp.	35,680	1,227,035

		41,465,619

Media (1.0%)
Belo Corp., Class A	64,320	1,068,355
Entercom Communications Corp.	19,780	243,492
Getty Images, Inc.	34,820	870,500
Harte-Hanks, Inc.	35,340	566,147
John Wiley & Sons, Inc.	31,000	1,222,020
Lamar Advertising Co.	57,700	2,488,024
Lee Enterprises, Inc.	29,380	350,797
Media General, Inc., Class A	16,900	321,438
Scholastic Corp.*	19,255	659,869
Valassis Communications, Inc., Class A	35,400	338,424

		8,129,066

Metals & Mining (1.8%)
Carpenter Technology Corp.	35,760	2,204,246
Cleveland-Cliffs, Inc.	30,390	3,094,918
Commercial Metals Co.	86,200	2,443,770
Reliance Steel & Aluminum Co.	47,400	2,332,554
Steel Dynamics, Inc.	70,100	3,655,715
Worthington Industries, Inc.	48,087	788,146

		14,519,349

Multi-Utilities (3.5%)
Alliant Energy Corp.(b)	80,200	2,959,380
Aquila, Inc.	256,637	900,796
Black Hills Corp.	27,600	1,069,224
Energy East Corp.	112,305	2,835,701
MDU Resources Group, Inc.	129,825	3,365,064
NSTAR	75,620	2,452,357
OGE Energy Corp.	66,500	2,176,545
PNM Resources, Inc.	56,150	1,084,818
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares	Value
Common Stocks (continued)
Multi-Utilities (continued)
Puget Energy, Inc.	82,600	$2,159,990
SCANA Corp.	84,779	3,161,409
Vectren Corp.	55,760	1,530,612
Wisconsin Energy Corp.	84,900	3,865,497

		27,561,393

Multiline Retail (0.5%)
99 Cents Only Stores	35,033	291,475
Dollar Tree Stores, Inc.*	66,928	1,874,653
Saks, Inc.	103,100	1,860,955

		4,027,083

Natural Gas Utilities (2.2%)
AGL Resources, Inc.	55,740	2,109,759
Energen Corp.	52,200	3,283,380
Equitable Resources, Inc.	88,346	4,925,289
National Fuel Gas Co.	60,700	2,616,777
Oneok, Inc.	75,356	3,541,732
WGL Holdings, Inc.	36,200	1,167,088

		17,644,025

Office Electronics (0.2%)
Zebra Technologies Corp., Class A	49,542	1,521,435

Oil, Gas & Consumable Fuels (5.4%)
Arch Coal, Inc.	103,894	4,571,336
Bill Barrett Corp.*	23,200	969,064
Cimarex Energy Co.	60,030	2,449,824
Denbury Resources, Inc.*	177,300	4,485,690
Encore Acquisition Co.	39,610	1,291,286
Forest Oil Corp.*	63,260	2,860,617
Frontier Oil Corp.	76,630	2,702,740
Newfield Exploration Co.*	95,084	4,742,790
Overseas Shipholding Group, Inc.	21,030	1,371,577
Pioneer Natural Resources Co.	86,748	3,634,741
Plains Exploration & Production Co.*	81,918	3,984,492
Quicksilver Resources, Inc.	37,361	2,123,226
Southwestern Energy Co.*	123,651	6,913,327

		42,100,710

Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	75,560	1,153,801

Personal Products (0.3%)
Alberto-Culver Co.(b)	61,160	1,638,476
NBTY, Inc.*	40,900	990,598

		2,629,074

Pharmaceuticals (1.1%)
Endo Pharmaceuticals Holdings Inc.	97,400	2,546,036
Medicis Pharmaceutical Corp., Class A	41,000	832,710
Par Pharmaceutical Cos., Inc.	24,775	475,184
Perrigo Co.	56,400	1,739,376
Sepracor, Inc.	81,132	2,291,168
Valeant Pharmaceuticals International	66,400	751,648

		8,636,122

Real Estate Investment Trusts (REITs) (5.7%)
Alexandria Real Estate Equities, Inc.	23,180	2,276,971
AMB Property Corp.	71,967	3,641,530
BRE Properties, Inc.	37,100	1,617,189
Camden Property Trust	40,500	1,998,675
Cousins Properties, Inc.	27,520	732,032
Duke Realty Corp.	105,960	2,504,894
Equity One, Inc.	24,300	573,723
Federal Realty Investment Trust	41,200	3,040,560
Health Care REIT, Inc.	61,800	2,650,602
Highwoods Properties, Inc.	41,760	1,249,877
Hospitality Properties Trust	68,420	2,322,859
Liberty Property Trust	66,696	2,141,609
Macerich Co. (The)	52,700	3,603,099
Mack-Cali Realty Corp.	49,550	1,760,016
Nationwide Health Properties, Inc.	67,680	2,135,981
Potlatch Corp.	28,656	1,230,202
Rayonier, Inc.	56,780	2,402,930
Realty Income Corp.	73,700	1,796,806
Regency Centers Corp.	50,600	3,108,358
UDR, Inc.	97,715	2,230,833
Weingarten Realty Investors	55,200	1,855,824

		44,874,570

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	26,960	2,097,488

Road & Rail (1.0%)
Avis Budget Group, Inc.*	75,900	1,013,265
Con-way, Inc.	32,940	1,603,849
J.B. Hunt Transport Services, Inc.	63,800	1,984,180
Kansas City Southern	56,000	2,009,280
Werner Enterprises, Inc.	33,248	677,262
YRC Worldwide, Inc.	41,462	759,169

		8,047,005

Semiconductors & Semiconductor Equipment (2.3%)
Atmel Corp.*	318,700	1,007,092
Cree, Inc.	62,025	1,832,839
Cypress Semiconductor Corp.*	115,559	2,455,629
Fairchild Semiconductor International, Inc.	90,820	1,112,545
Integrated Device Technology, Inc.	138,587	1,032,473
International Rectifier Corp.	52,900	1,472,207
Intersil Corp., Class A	95,202	2,192,502
Lam Research Corp.	98,055	3,764,331
RF Micro Devices, Inc.*	211,425	682,903
Semtech Corp.	47,030	600,573
Silicon Laboratories, Inc.	40,240	1,257,097
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Mid Cap Market Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
TriQuint Semiconductor, Inc.	103,705	491,562

		17,901,753

Software (2.8%)
ACI Worldwide, Inc.	26,300	$391,870
Activision, Inc.*(b)	211,321	5,466,874
Advent Software, Inc.	13,069	590,196
Cadence Design Systems, Inc.	195,291	1,982,204
Fair Isaac Corp.	36,707	936,028
Jack Henry & Associates, Inc.	57,400	1,410,892
Macrovision Corp.	38,820	651,788
McAfee, Inc.*	115,600	3,891,096
Mentor Graphics Corp.	65,700	542,025
Parametric Technology Corp.*	84,460	1,389,367
Sybase, Inc.*	65,300	1,842,766
Synopsys, Inc.	105,381	2,320,490
Wind River Systems, Inc.	56,400	473,196
		21,888,792

Specialty Retail (4.5%)
Advance Auto Parts, Inc.(b)	72,800	2,597,504
Aeropostale, Inc.*	48,759	1,373,541
American Eagle Outfitters, Inc.(b)	155,461	3,580,267
AnnTaylor Stores Corp.	44,689	1,123,928
Barnes & Noble, Inc.	35,073	1,190,728
Borders Group, Inc.	43,194	486,365
CarMax, Inc.*	158,200	3,527,860
Charming Shoppes Inc.*	86,100	555,345
Chico’s FAS, Inc.*	127,043	1,370,794
Coldwater Creek, Inc.*	44,600	286,778
Collective Brands, Inc.	47,895	843,910
Dick’s Sporting Goods, Inc.*	60,560	1,971,228
Foot Locker, Inc.	112,500	1,540,125
Guess?, Inc.	39,800	1,484,938
O’Reilly Automotive, Inc.*	83,746	2,464,645
Pacific Sunwear of California	51,800	576,016
PetSmart, Inc.	93,576	2,140,083
Rent-A-Center, Inc.	48,947	836,994
Ross Stores, Inc.	98,554	2,872,849
Urban Outfitters, Inc.*	82,016	2,378,464
Williams-Sonoma, Inc.	64,140	1,724,083

		34,926,445

Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.*	69,382	1,776,873
Phillips-Van Heusen Corp.	41,080	1,731,111
Timberland Co., Class A	34,500	566,145
Warnaco Group, Inc. (The)*	33,220	1,192,266

		5,266,395

Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	59,620	1,620,472
First Niagara Financial Group, Inc.	77,400	984,528
IndyMac Bancorp, Inc.(a)	59,559	486,597
New York Community Bancorp, Inc.	235,064	4,360,437
PMI Group, Inc. (The)	59,387	564,176
Radian Group, Inc.	58,933	538,648
Washington Federal, Inc.	63,912	1,560,731

		10,115,589

Tobacco (0.6%)
Fastenal Co.	91,554	3,699,697
Universal Corp.	20,040	998,193

		4,697,890

Trading Companies & Distributors (0.5%)
GATX Corp.	35,000	1,316,000
MSC Industrial Direct Co., Class A	34,700	1,425,129
United Rentals, Inc.	52,300	954,475

		3,695,604

Transportation (0.2%)
Alexander & Baldwin, Inc.	31,201	1,424,014

Water Utility (0.2%)
Aqua America, Inc.	97,027	1,933,742

Wireless Telecommunication Services (0.5%)
Telephone & Data Systems, Inc.	57,700	3,043,098
Telephone & Data Systems, Inc., Special Shares	19,300	934,120

		3,977,218

Total Common Stocks		764,802,445

	Principal
	Amount	Value
Repurchase Agreements (2.8%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $17,212,560, collateralized by U.S. Government Agency Mortgages with a market value of $17,555,431	$17,211,207	$17,211,207
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $4,847,138, collateralized by U.S. Government Agency Mortgages with a market value of $4,943,692	4,846,757	4,846,757

Total Repurchase Agreements		22,057,964

Securities Purchased With Collateral For Securities On Loan (0.1%)
Repurchase Agreement (0.1%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $599,391, collateralized by U.S. Government Agency Mortgages with a market value of $611,328	599,341	599,341

Total Securities Purchased With Collateral For Securities On Loan		599,341

Total Investments
(Cost $795,322,100) (c) — 100.1%		787,459,750

Liabilities in excess of other assets — (0.1)%		(786,163)

NET ASSETS — 100.0%		$786,673,587

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	All or a part of the security was pledged as collateral for futures contracts as of January 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

At January 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
56	S&P 400 MID	03/19/08	$22,579,200	$(987,366)

			$22,579,200	$(987,366)

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (98.1%)
Aerospace & Defense (2.9%)
Boeing Co. (The)	142,371	$11,842,420
General Dynamics Corp.	74,962	6,331,291
Goodrich Corp.	22,451	1,404,310
Honeywell International, Inc.	134,369	7,937,177
L-3 Communications Holdings, Inc.	22,038	2,442,472
Lockheed Martin Corp.	62,222	6,714,998
Northrop Grumman Corp.	60,876	4,831,119
Precision Castparts Corp.	25,700	2,924,660
Raytheon Co.	80,487	5,242,923
Rockwell Collins, Inc.	31,041	1,961,791
United Technologies Corp.	180,656	13,261,957

		64,895,118

Air Freight & Logistics (1.0%)
C.H. Robinson Worldwide, Inc.	32,900	1,827,266
Expeditors International of Washington, Inc.	36,700	1,735,543
FedEx Corp.	55,202	5,160,283
United Parcel Service, Inc., Class B	192,016	14,047,891

		22,770,983

Airline (0.1%)
Southwest Airlines Co.	141,676	1,661,859

Auto Components (0.2%)
Goodyear Tire & Rubber Co. (The)*	41,221	1,037,533
Johnson Controls, Inc.	108,858	3,850,307

		4,887,840

Automobiles (0.3%)
Ford Motor Co.*	389,596	2,586,917
General Motors Corp.	100,156	2,835,416
Harley-Davidson, Inc.	46,027	1,867,776

		7,290,109

Beverages (2.4%)
Anheuser-Busch Cos., Inc.	133,734	6,221,306
Brown-Forman Corp., Class B	16,871	1,062,535
Coca-Cola Co. (The)	363,217	21,491,550
Coca-Cola Enterprises, Inc.	56,457	1,302,463
Constellation Brands, Inc.	34,100	712,690
Molson Coors Brewing Co.	26,440	1,181,075
Pepsi Bottling Group, Inc.	28,021	976,532
PepsiCo, Inc.	294,174	20,059,725

		53,007,876

Biotechnology (1.2%)
Amgen, Inc.	197,448	9,199,102
Biogen Idec, Inc.	52,272	3,185,978
Celgene Corp.	70,900	3,978,199
Genzyme Corp.*	47,251	3,691,721
Gilead Sciences, Inc.*	170,600	7,794,714

		27,849,714

Building Products (0.1%)
Masco Corp.	70,827	1,624,063
Trane, Inc.	33,116	1,482,935

		3,106,998

Capital Markets (3.4%)
American Capital Strategies Ltd.	34,600	1,216,882
Ameriprise Financial, Inc.	44,051	2,436,461
Bank of New York Mellon Corp. (The)	208,811	9,736,857
Bear Stearns Cos., Inc. (The)	20,267	1,830,110
Charles Schwab Corp. (The)	172,787	3,853,150
E*Trade Financial Corp.	88,722	440,948
Federated Investors, Inc., Class B	16,111	685,845
Franklin Resources, Inc.	30,171	3,144,723
Goldman Sachs Group, Inc. (The)	73,112	14,678,696
Janus Capital Group, Inc.	30,231	816,539
Legg Mason, Inc.	23,200	1,670,400
Lehman Brothers Holdings, Inc.	97,702	6,269,538
Merrill Lynch & Co., Inc.	156,495	8,826,318
Morgan Stanley	192,742	9,527,237
Northern Trust Corp.	34,636	2,540,897
State Street Corp.	69,377	5,697,239
T. Rowe Price Group, Inc.	47,582	2,407,174

		75,779,014

Chemicals (1.9%)
Air Products & Chemicals, Inc.	40,366	3,633,747
Ashland, Inc.	11,825	538,392
Dow Chemical Co. (The)	169,590	6,556,350
E.I. du Pont de Nemours & Co.	161,450	7,294,311
Eastman Chemical Co.	13,760	909,123
Ecolab, Inc.	34,211	1,650,681
Hercules, Inc.	17,421	305,390
International Flavors & Fragrances, Inc.	14,240	606,766
Monsanto Co.	99,880	11,230,507
PPG Industries, Inc.	30,006	1,983,097
Praxair, Inc.	58,632	4,743,915
Rohm & Haas Co.	25,177	1,343,193
Sigma-Aldrich Corp.	24,050	1,194,323

		41,989,795

Commercial Banks (3.3%)
BB&T Corp.	100,673	3,652,416
Comerica, Inc.	25,026	1,091,634
Commerce Bancorp, Inc.	37,800	1,440,558
Fifth Third Bancorp	93,004	2,520,408
First Horizon National Corp.	23,091	500,382
Huntington Bancshares, Inc.	70,320	945,804
KeyCorp	72,772	1,902,988
M & T Bank Corp.	15,061	1,382,148
Marshall & Ilsley Corp.	45,866	1,279,661
National City Corp.	110,253	1,961,401
PNC Financial Services Group, Inc.	63,801	4,186,622
Regions Financial Corp.	131,685	3,323,729
SunTrust Banks, Inc.	61,826	4,262,903
U.S. Bancorp	311,703	10,582,317
Wachovia Corp.	361,048	14,055,599
Wells Fargo & Co.	616,628	20,971,518
Zions Bancorp	17,720	969,993

		75,030,081

Commercial Services & Supplies (0.5%)
Allied Waste Industries, Inc.*	45,007	443,319
Avery-Dennison Corp.	17,816	923,225
Cintas Corp.	25,901	850,071
Equifax, Inc.	23,351	866,089
Monster Worldwide, Inc.	23,131	644,198
Pitney Bowes, Inc.	39,696	1,456,843
R.R. Donnelley & Sons Co.	37,606	1,312,073
Robert Half International, Inc.	29,506	819,677
Waste Management, Inc.	96,613	3,134,126

		10,449,621

Communications Equipment (2.5%)
Ciena Corp.	13,858	375,968
Cisco Systems, Inc.*	1,110,309	27,202,570
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Corning, Inc.	288,022	$6,932,689
JDS Uniphase Corp.	42,594	443,403
Juniper Networks, Inc.*	93,200	2,530,380
Motorola, Inc.	414,828	4,782,967
QUALCOMM, Inc.	302,178	12,818,391
Tellabs, Inc.	87,652	597,787

		55,684,155

Computers & Peripherals (4.0%)
Apple, Inc.*	160,074	21,667,617
Dell, Inc.*	409,658	8,209,546
EMC Corp.*	379,587	6,024,046
Hewlett-Packard Co.	471,090	20,610,188
International Business Machines Corp.	251,810	27,029,285
Lexmark International, Inc.	19,201	695,268
Network Appliance, Inc.*	61,684	1,432,302
QLogic Corp.	29,990	428,857
SanDisk Corp.	39,700	1,010,365
Sun Microsystems, Inc.	153,620	2,688,350
Teradata Corp.*	35,000	833,700

		90,629,524

Construction & Engineering (0.2%)
Fluor Corp.	15,585	1,896,227
Jacobs Engineering Group, Inc.*	22,600	1,727,544

		3,623,771

Construction Materials (0.1%)
Vulcan Materials Co.	18,576	1,457,473

Consumer Finance (0.8%)
American Express Co.	214,957	10,601,679
Capital One Financial Corp.	72,486	3,972,958
Discover Financial Services	91,021	1,592,868
SLM Corp.	76,322	1,660,003

		17,827,508

Containers & Packaging (0.1%)
Ball Corp.	19,230	882,465
Bemis Co., Inc.	18,796	510,875
Pactiv Corp.*	20,536	587,535
Sealed Air Corp.	29,194	763,423

		2,744,298

Distributor (0.1%)
Genuine Parts Co.	30,316	1,331,782

Diversified Consumer Services (0.1%)
Apollo Group, Inc., Class A*	24,826	1,979,625
H & R Block, Inc.	58,072	1,119,048

		3,098,673

Diversified Financial Services (4.7%)
Bank of America Corp.	811,061	35,970,555
CIT Group, Inc.	37,400	1,045,704
Citigroup, Inc.	912,288	25,744,768
CME Group, Inc.	9,847	6,094,308
IntercontinentalExchange, Inc.*	12,400	1,735,504
JPMorgan Chase & Co.	616,701	29,324,133
Leucadia National Corp.	31,700	1,400,189
Moody’s Corp.	41,202	1,441,658
NYSE Euronext	47,500	3,735,875

		106,492,694

Diversified Telecommunication Services (3.1%)
AT&T, Inc.(a)	1,111,413	42,778,286
CenturyTel, Inc.	23,176	855,426
Citizens Communications Co.	63,436	727,611
Embarq Corp.	25,335	1,147,676
Qwest Communications International, Inc.	291,430	1,713,609
Verizon Communications, Inc.	528,180	20,514,511
Windstream Corp.	78,282	908,854
		68,645,973

Electric Utilities (2.1%)
Allegheny Energy, Inc.	28,996	1,588,691
American Electric Power Co., Inc.	73,197	3,135,028
Duke Energy Corp.	224,381	4,186,949
Edison International	59,032	3,079,109
Entergy Corp.	34,476	3,729,614
Exelon Corp.	122,098	9,302,647
FirstEnergy Corp.	57,200	4,073,784
FPL Group, Inc.	75,732	4,883,199
Pepco Holdings, Inc.	37,500	954,750
Pinnacle West Capital Corp.	21,125	811,622
PPL Corp.	67,162	3,285,565
Progress Energy, Inc.	45,251	2,043,988
Southern Co.	139,249	5,061,701

		46,136,647

Electrical Equipment (0.5%)
Cooper Industries Ltd., Class A	32,660	1,454,676
Emerson Electric Co.	146,064	7,425,894
Rockwell Automation, Inc.	28,876	1,646,510

		10,527,080

Electronic Equipment & Instruments (0.3%)
Agilent Technologies, Inc.	72,576	2,461,052
Jabil Circuit, Inc.	34,941	462,968
Molex, Inc.	29,521	709,685
Tyco Electronics Ltd.	91,975	3,109,675

		6,743,380

Energy Equipment & Services (2.2%)
Baker Hughes, Inc.	56,647	3,678,090
BJ Services Co.	57,592	1,252,626
Cameron International Corp.*	40,700	1,638,582
ENSCO International, Inc.	24,700	1,262,664
Halliburton Co.	158,524	5,258,241
Nabors Industries Ltd.*	47,954	1,305,308
National Oilwell Varco, Inc.*	65,788	3,962,411
Noble Corp.	46,962	2,055,527
Rowan Cos., Inc.	22,086	751,807
Schlumberger Ltd.	218,536	16,490,727
Smith International, Inc.	35,200	1,908,192
Transocean, Inc.*	57,352	7,031,355
Weatherford International Ltd.*	62,300	3,850,763

		50,446,293

Food & Staples Retailing (2.4%)
Costco Wholesale Corp.	77,957	5,296,398
CVS Caremark Corp.	269,899	10,544,954
Kroger Co. (The)	128,709	3,275,644
Safeway, Inc.	77,882	2,413,563
SUPERVALU, Inc.	36,179	1,087,541
SYSCO Corp.	111,533	3,240,034
Wal-Mart Stores, Inc.	431,782	21,969,068
Walgreen Co.	178,325	6,260,991
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	23,600	$930,784

		55,018,977

Food Products (1.4%)
Archer-Daniels-Midland Co.	115,143	5,072,049
Campbell Soup Co.	38,932	1,230,641
ConAgra Foods, Inc.	89,828	1,933,997
Dean Foods Co.	24,300	680,400
General Mills, Inc.	59,562	3,252,681
H.J. Heinz Co.	59,757	2,543,258
Hershey Co. (The)	33,522	1,213,496
Kellogg Co.	45,842	2,195,832
Kraft Foods, Inc.	278,967	8,162,574
McCormick & Co., Inc.	23,646	797,343
Sara Lee Corp.	137,099	1,927,612
Tyson Foods, Inc., Class A	45,600	649,800
Wm. Wrigley Jr. Co.	41,445	2,380,186

		32,039,869

Health Care Equipment & Supplies(1.8%)
Baxter International, Inc.	117,873	7,159,606
Becton, Dickinson & Co.	45,786	3,961,863
Boston Scientific Corp.	247,918	3,007,245
C.R. Bard, Inc.	18,686	1,804,507
Covidien Ltd.	91,975	4,104,844
Hospira, Inc.*	28,246	1,161,193
Medtronic, Inc.	206,606	9,621,642
St. Jude Medical, Inc.	60,222	2,439,593
Stryker Corp.	44,677	2,992,019
Varian Medical Systems, Inc.*	24,300	1,263,357
Zimmer Holdings, Inc.*	41,646	3,259,632

		40,775,501

Health Care Providers & Services (2.3%)
Aetna, Inc.	90,884	4,840,482
AmerisourceBergen Corp.	32,652	1,523,216
Cardinal Health, Inc.	64,697	3,750,485
CIGNA Corp.	52,983	2,604,644
Coventry Health Care, Inc.*	30,000	1,697,400
Express Scripts, Inc.*	45,540	3,073,495
Humana, Inc.*	29,761	2,389,808
Laboratory Corp. of America Holdings	19,800	1,462,824
McKesson Corp.	53,947	3,387,332
Medco Health Solutions, Inc.*	96,052	4,810,284
Patterson Cos., Inc.	24,500	784,980
Quest Diagnostics, Inc.	30,572	1,507,811
Tenet Healthcare Corp.	82,787	366,747
UnitedHealth Group, Inc.	238,218	12,111,003
WellPoint, Inc.*	103,002	8,054,756

		52,365,267

Health Care Technology (0.0%)
IMS Health, Inc.	36,374	868,975

Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	80,463	3,579,799
Darden Restaurants, Inc.	26,276	744,136
International Game Technology	59,432	2,535,963
Marriott International, Inc., Class A	60,062	2,159,830
McDonald’s Corp.	216,541	11,595,771
Starbucks Corp.	131,224	2,481,446
Starwood Hotels & Resorts Worldwide, Inc.	34,824	1,575,786
Wendy’s International, Inc.	18,936	462,417
Wyndham Worldwide Corp.	35,629	839,419
YUM! Brands, Inc.	91,162	3,114,094

		29,088,661

Household Durables (0.5%)
Black & Decker Corp.	10,665	773,639
Centex Corp.	23,681	657,858
D. R. Horton, Inc.	47,800	824,550
Fortune Brands, Inc.	26,886	1,879,869
Harman International Industries, Inc.	11,700	544,869
KB Home	10,830	297,825
Leggett & Platt, Inc.	33,101	629,581
Lennar Corp., Class A	27,667	569,940
Newell Rubbermaid, Inc.	47,442	1,144,301
Pulte Homes, Inc.	39,882	651,672
Snap-On, Inc.	10,470	514,287
Stanley Works (The)	12,980	666,653
Whirlpool Corp.	14,817	1,261,075

		10,416,119

Household Products (2.3%)
Clorox Co.	23,386	1,434,029
Colgate-Palmolive Co.	91,608	7,053,816
Kimberly-Clark Corp.	75,487	4,955,722
Procter & Gamble Co. (The)	567,503	37,426,823

		50,870,390

Independent Power Producers & Energy Traders (0.3%)
AES Corp. (The)	121,193	2,312,362
Constellation Energy Group	31,786	2,986,613
Dynegy, Inc.	89,003	624,801

		5,923,776

Industrial Conglomerates (3.6%)
3M Co.	130,389	10,385,484
General Electric Co.	1,849,932	65,506,092
Textron, Inc.	45,092	2,527,407
Tyco International Ltd.	91,975	3,620,136

		82,039,119

Insurance (4.3%)
ACE Ltd.	59,514	3,472,047
AFLAC, Inc.	88,013	5,397,837
Allstate Corp. (The)	101,814	5,016,376
AMBAC Financial Group, Inc.	15,901	186,360
American International Group, Inc.	465,666	25,686,136
AON Corp.	52,827	2,299,031
Assurant, Inc.	19,100	1,239,399
Chubb Corp.	72,462	3,752,807
Cincinnati Financial Corp.	31,489	1,213,586
Genworth Financial, Inc.	81,900	1,993,446
Hartford Financial Services Group, Inc. (The)	58,571	4,730,780
Lincoln National Corp.	51,256	2,786,276
Loews Corp.	82,513	3,852,532
Marsh & McLennan Cos., Inc.	97,193	2,682,527
MBIA, Inc.	20,376	315,828
MetLife, Inc.	136,779	8,065,858
Principal Financial Group, Inc.	49,607	2,957,073
Progressive Corp. (The)	133,300	2,474,048
Prudential Financial, Inc.	82,043	6,921,968
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Insurance (continued)
Safeco Corp.	18,951	$1,011,415
Torchmark Corp.	18,731	1,143,715
Travelers Cos., Inc. (The)	120,215	5,782,341
Unum Group	62,649	1,417,120
XL Capital Ltd., Class A	31,546	1,419,570

		95,818,076

Internet & Catalog Retail (0.3%)
Amazon.Com, Inc.*	56,300	4,374,510
Expedia, Inc.*	39,400	906,988
InterActiveCorp	36,500	946,810

		6,228,308

Internet Software & Services (1.6%)
Akamai Technologies, Inc.*	32,000	966,400
eBay, Inc.*	205,576	5,527,938
Google, Inc., Class A*	42,330	23,886,819
VeriSign, Inc.	42,100	1,428,032
Yahoo!, Inc.*	241,848	4,638,645

		36,447,834

IT Services (0.8%)
Affiliated Computer Services, Inc., Class A	20,141	981,874
Automatic Data Processing, Inc.	96,478	3,914,113
Cognizant Technology Solutions Corp.	55,000	1,534,500
Computer Sciences Corp.	31,081	1,315,348
Convergys Corp.*	25,082	389,022
Electronic Data Systems Corp.	92,012	1,849,441
Fidelity National Information Services, Inc.	30,000	1,273,500
Fiserv, Inc.*	28,466	1,462,298
Paychex, Inc.	63,752	2,085,965
Total System Services, Inc.	37,100	857,010
Unisys Corp.	59,662	248,194
Western Union Co. (The)	140,652	3,150,605

		19,061,870

Leisure Equipment & Products (0.2%)
Brunswick Corp.	16,940	321,691
Eastman Kodak Co.	54,446	1,085,109
Hasbro, Inc.	30,421	790,033
Mattel, Inc.	65,223	1,370,335

		3,567,168

Life Sciences Tools & Services (0.3%)
Applera Corp. — Applied Biosystems Group	33,371	1,052,188
Millipore Corp.*	9,025	633,104
PerkinElmer, Inc.	18,796	467,832
Thermo Fisher Scientific, Inc.*	79,076	4,071,623
Waters Corp.*	19,371	1,112,864

		7,337,611

Machinery (1.8%)
Caterpillar, Inc.	114,664	8,157,197
Cummins, Inc.	36,600	1,767,048
Danaher Corp.	44,847	3,338,859
Deere & Co.	80,092	7,028,874
Dover Corp.	36,656	1,479,436
Eaton Corp.	26,916	2,227,568
Illinois Tool Works, Inc.	76,994	3,880,497
Ingersoll-Rand Co. Ltd., Class A	52,152	2,061,047
ITT Corp.	31,760	1,887,497
Manitowoc Co., Inc. (The)	23,400	892,008
PACCAR, Inc.	68,691	3,222,982
Pall Corp.	20,791	766,980
Parker Hannifin Corp.	30,534	2,064,404
Terex Corp.*	18,700	1,098,812

		39,873,209

Media (2.8%)
CBS Corp., Class B	120,437	3,033,808
Clear Channel Communications, Inc.	94,100	2,889,811
Comcast Corp., Class A*	553,212	10,046,330
Comcast Corp., Special Class A*	8,450	152,015
DIRECTV Group, Inc. (The)	134,300	3,032,494
E.W. Scripps Co., Class A	14,900	606,728
Gannett Co., Inc.	42,776	1,582,712
Interpublic Group of Cos., Inc. (The)	78,678	702,595
McGraw-Hill Cos., Inc. (The)	59,302	2,535,754
Meredith Corp.	7,935	372,866
New York Times Co. (The), Class A	26,106	437,014
News Corp., Class A	424,900	8,030,610
Omnicom Group, Inc.	57,182	2,594,347
Time Warner, Inc.	660,643	10,398,521
Viacom, Inc., Class B*	122,737	4,757,286
Walt Disney Co. (The)	351,840	10,530,571
Washington Post Co. (The), Class B	1,200	892,800

		62,596,262

Metals & Mining (1.0%)
Alcoa, Inc.	157,526	5,214,111
Allegheny Technologies, Inc.	19,375	1,364,000
Freeport-McMoRan Copper & Gold, Inc.	70,114	6,242,249
Newmont Mining Corp.	80,032	4,348,939
Nucor Corp.	53,660	3,101,548
Titanium Metals Corp.	17,300	376,102
United States Steel Corp.	20,831	2,127,053

		22,774,002

Multi-Utilities (1.1%)
Ameren Corp.	40,156	1,799,390
CenterPoint Energy, Inc.	56,442	903,636
CMS Energy Corp.	43,756	685,657
Consolidated Edison, Inc.	51,826	2,258,577
Dominion Resources, Inc.	104,288	4,484,384
DTE Energy Co.	32,691	1,394,271
Integrys Energy Group, Inc.	12,909	627,636
NiSource, Inc.	45,258	859,449
PG&E Corp.	64,372	2,641,827
Public Service Enterprise Group, Inc.	47,511	4,561,056
Sempra Energy	47,081	2,631,828
TECO Energy, Inc.	45,481	758,168
Xcel Energy, Inc.	73,287	1,523,637

		25,129,516

Multiline Retail (0.8%)
Big Lots, Inc.	21,251	368,918
Dillard’s, Inc., Class A	13,090	259,575
Family Dollar Stores, Inc.	27,906	586,863
J.C. Penney Co., Inc.	38,781	1,838,607
Kohl’s Corp.*	55,597	2,537,447
Macy’s, Inc.	81,452	2,251,333
Nordstrom, Inc.	33,992	1,322,289
Sears Holdings Corp.	13,461	1,487,306
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares	Value
Common Stocks (continued)
Multiline Retail (continued)
Target Corp.	151,990	$8,447,604

		19,099,942

Natural Gas Utilities (0.1%)
Nicor, Inc.	7,605	311,805
Questar Corp.	31,300	1,593,483

		1,905,288

Office Electronics (0.1%)
Xerox Corp.	170,054	2,618,832
Oil, Gas & Consumable Fuels (9.8%)
Anadarko Petroleum Corp.	86,376	5,060,770
Apache Corp.	59,324	5,661,882
Chesapeake Energy Corp.	79,800	2,970,954
Chevron Corp.	387,243	32,722,033
ConocoPhillips	293,756	23,594,482
CONSOL Energy, Inc.	32,100	2,343,300
Devon Energy Corp.	79,908	6,790,582
El Paso Corp.	126,213	2,079,990
EOG Resources, Inc.	43,582	3,813,425
Exxon Mobil Corp.	999,761	86,379,350
Hess Corp.	49,560	4,501,535
Marathon Oil Corp.	128,124	6,002,609
Murphy Oil Corp.	33,400	2,456,236
Noble Energy, Inc.	29,800	2,162,884
Occidental Petroleum Corp.	151,454	10,279,183
Peabody Energy Corp.	49,500	2,673,990
Range Resources Corp.	27,800	1,451,716
Spectra Energy Corp.	114,540	2,616,094
Sunoco, Inc.	20,620	1,282,564
Tesoro Corp.	23,500	917,675
Valero Energy Corp.	99,284	5,876,620
Williams Cos., Inc. (The)	110,438	3,530,703
XTO Energy, Inc.	90,123	4,680,989

		219,849,566

Paper & Forest Products (0.3%)
International Paper Co.	81,858	2,639,920
MeadWestvaco Corp.	32,947	922,516
Weyerhaeuser Co.	37,501	2,539,568

		6,102,004

Personal Products (0.2%)
Avon Products, Inc.	81,517	2,854,725
Estee Lauder Cos., Inc. (The), Class A	21,700	915,740

		3,770,465

Pharmaceuticals (6.2%)
Abbott Laboratories	282,363	15,897,037
Allergan, Inc.	56,232	3,778,228
Barr Pharmaceuticals, Inc.	18,400	960,296
Bristol-Myers Squibb Co.	361,540	8,384,113
Eli Lilly & Co.	178,091	9,175,248
Forest Laboratories, Inc., Class A	59,032	2,347,703
Johnson & Johnson	522,925	33,080,236
King Pharmaceuticals, Inc.	43,823	459,703
Merck & Co., Inc.	397,776	18,409,073
Mylan, Inc.	49,951	744,769
Pfizer, Inc.	1,248,234	29,196,193
Schering-Plough Corp.	292,427	5,722,796
Watson Pharmaceuticals, Inc.	18,506	483,192
Wyeth	244,672	9,737,946

		138,376,533

Real Estate Investment Trusts (REITs) (1.0%)
Apartment Investment & Management Co., Class A	19,240	762,674
AvalonBay Communities, Inc.	14,000	1,315,300
Boston Properties, Inc.	22,900	2,104,968
Developers Diversified Realty Corp.	25,000	1,028,750
Equity Residential	48,911	1,829,760
General Growth Properties, Inc.	46,900	1,712,788
Host Hotels & Resorts, Inc.	100,500	1,682,370
Kimco Realty Corp.	44,100	1,579,221
Plum Creek Timber Co., Inc.	32,361	1,351,072
ProLogis	45,151	2,679,712
Public Storage	21,800	1,705,850
Simon Property Group, Inc.	39,301	3,512,723
Vornado Realty Trust	25,500	2,305,200

		23,570,388

Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc., Class A	34,000	659,940

Road & Rail (0.8%)
Burlington Northern Santa Fe Corp.	53,052	4,590,059
CSX Corp.	77,012	3,733,542
Norfolk Southern Corp.	72,137	3,923,531
Ryder System, Inc.	11,205	583,332
Union Pacific Corp.	47,416	5,928,423

		18,758,887

Semiconductors & Semiconductor Equipment (2.4%)
Advanced Micro Devices, Inc.	111,242	849,889
Altera Corp.	59,382	1,002,962
Analog Devices, Inc.	59,157	1,677,693
Applied Materials, Inc.	246,119	4,410,452
Broadcom Corp., Class A*	83,196	1,836,968
Intel Corp.	1,068,538	22,653,006
KLA-Tencor Corp.	31,221	1,304,413
Linear Technology Corp.	37,067	1,025,644
LSI Corp.	136,082	710,348
MEMC Electronic Materials, Inc.*	41,900	2,994,174
Microchip Technology, Inc.	42,000	1,340,220
Micron Technology, Inc.	129,768	912,269
National Semiconductor Corp.	46,877	863,943
Novellus Systems, Inc.	17,921	425,803
NVIDIA Corp.*	101,533	2,496,696
Teradyne, Inc.	33,801	370,797
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide S&P 500 Index Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (continued)
Texas Instruments, Inc.	252,359	$7,805,464
Xilinx, Inc.	49,422	1,080,859

		53,761,600

Software (3.6%)
Adobe Systems, Inc.	104,642	3,655,145
Autodesk, Inc.*	43,662	1,796,691
BMC Software, Inc.*	38,156	1,222,518
C.A., Inc.	75,338	1,659,696
Citrix Systems, Inc.	32,671	1,131,070
Compuware Corp.	60,207	511,760
Electronic Arts, Inc.*	56,007	2,653,052
Intuit, Inc.*	63,562	1,950,718
Microsoft Corp.	1,470,289	47,931,421
Novell, Inc.*	62,472	397,322
Oracle Corp.*	720,738	14,811,166
Symantec Corp.*	158,374	2,839,646

		80,560,205

Specialty Retail (1.6%)
Abercrombie & Fitch Co., Class A	14,800	1,179,412
AutoNation, Inc.	30,180	491,330
AutoZone, Inc.	8,810	1,064,953
Bed Bath & Beyond, Inc.	49,202	1,586,272
Best Buy Co., Inc.	62,415	3,046,476
Circuit City Stores, Inc.	23,036	125,316
GameStop Corp.*	29,000	1,500,170
Gap, Inc. (The)	88,940	1,700,533
Home Depot, Inc.	304,867	9,350,271
LTD Brands Inc. (The)	61,028	1,165,025
Lowe’s Cos., Inc.	264,998	7,006,547
Office Depot, Inc.	51,662	766,147
OfficeMax, Inc.	16,110	399,045
RadioShack Corp.	28,071	487,032
Sherwin-Williams Co. (The)	20,986	1,200,609
Staples, Inc.	125,872	3,013,376
Tiffany & Co.	23,086	921,131
TJX Cos., Inc.	77,668	2,451,202

		37,454,847

Textiles, Apparel & Luxury Goods (0.4%)
Coach, Inc.*	65,700	2,105,685
Jones Apparel Group, Inc.	19,691	330,809
Liz Claiborne, Inc.	18,911	413,962
Nike, Inc.	68,272	4,216,479
Polo Ralph Lauren Corp.	9,600	581,664
V.F. Corp.	17,406	1,346,702

		8,995,301

Thrifts & Mortgage Finance (0.7%)
Countrywide Financial Corp.	99,292	691,072
Fannie Mae	176,675	5,982,215
Freddie Mac	118,538	3,602,370
Hudson City Bancorp, Inc.	95,000	1,556,100
MGIC Investment Corp.	11,960	221,260
Sovereign Bancorp, Inc.	63,395	790,536
Washington Mutual, Inc.	155,111	3,089,811

		15,933,364

Tobacco (1.5%)
Altria Group, Inc.	384,943	29,186,378
Reynolds American, Inc.	29,390	1,861,269
UST, Inc.	30,881	1,604,577

		32,652,224

Trading Companies & Distributors (0.0%)
W.W. Grainger, Inc.	13,725	1,092,098

Wireless Telecommunication Services (0.4%)
American Tower Corp.	76,200	2,859,786
Sprint Nextel Corp.	512,914	5,400,984

		8,260,770

Total Common Stocks		2,205,771,023

	Principal
	Amount	Value
Repurchase Agreements (1.8%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $31,729,723, collateralized by U.S. Government Agency Mortgages with a market value of $32,361,774	$31,727,229	$31,727,229
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $8,935,240, collateralized by U.S. Government Agency Mortgages with a market value of $9,113,229	8,934,538	8,934,538

Total Repurchase Agreements		40,661,767

Total Investments
(Cost $2,025,466,317) (b) — 99.9%		2,246,432,790

Other assets in excess of liabilities — 0.1%		1,391,902

NET ASSETS — 100.0%		$2,247,824,692

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

At January 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)
125	S&P Emini Futures	03/20/08	$43,112,500	$2,641,248

			$43,112,500	$2,641,248

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (92.1%)
Aerospace & Defense (1.5%)
AAR Corp.(a)*	9,868	$290,711
Aerovironment, Inc.*	1,400	32,214
American Science & Engineering, Inc.(b)	2,630	139,811
Argon ST., Inc.*	4,540	79,995
Ceradyne, Inc.*	7,240	348,606
Cubic Corp.	4,146	111,361
Curtiss-Wright Corp.(a)	12,548	523,252
DynCorp International, Inc.*	7,600	156,332
Esterline Technologies Corp.*	8,261	384,880
GenCorp, Inc.*	16,174	189,883
HEICO Corp.	7,248	322,608
Hexcel Corp.*	26,675	582,315
Innovative Solutions and Support, Inc.*	4,002	44,942
Ionatron, Inc.*	9,620	27,032
Ladish Co., Inc.*	4,200	149,058
Moog, Inc., Class A*	10,263	472,508
MTC Technologies, Inc.*	2,162	51,002
Orbital Sciences Corp.*	16,822	391,953
Stanley, Inc.*	1,800	50,184
Taser International, Inc.*	17,616	202,408
Teledyne Technologies, Inc.*	9,863	509,227
TransDigm Group, Inc.*	2,200	91,036
Triumph Group, Inc.	4,705	254,070

		5,405,388

Air Freight & Logistics (0.3%)
ABX Holdings, Inc.*	14,400	51,120
Atlas Air Worldwide Holdings, Inc.*	4,100	204,754
Dynamex, Inc.*	2,360	58,788
Forward Air Corp.	8,591	266,321
HUB Group, Inc., Class A*	11,015	320,867
Pacer International, Inc.	9,924	169,998
Park-Ohio Holdings Corp.*	2,800	62,608

		1,134,456

Airlines (0.5%)
AirTran Holdings, Inc.(a)*	24,719	213,325
Alaska Air Group, Inc.*	11,188	283,057
Allegiant Travel Co.*	1,000	31,280
ExpressJet Holdings, Inc.*	10,946	29,992
JetBlue Airways Corp.(a)*	50,700	350,337
Midwest Air Group, Inc.*	6,100	103,517
Pinnacle Airlines Corp.*	4,900	65,856
Republic Airways Holdings, Inc.*	8,900	177,644
SkyWest, Inc.	17,158	446,451

		1,701,459

Auto Components (0.9%)
Aftermarket Technology Corp.*	5,736	145,752
American Axle & Manufacturing Holdings, Inc.	11,745	255,454
Amerigon, Inc.*	6,200	106,144
ArvinMeritor, Inc.	20,379	276,747
Cooper Tire & Rubber Co.	16,868	287,937
Drew Industries, Inc.*	4,598	124,560
Exide Technologies*	19,300	159,611
Hayes Lemmerz International, Inc.*	30,700	108,064
Hayes Lemmerz International, Inc.*	110	0
Lear Corp.*	21,590	633,882
Modine Manufacturing Co.	8,340	128,769
Noble International Ltd.	4,305	54,673
Raser Technologies, Inc.*	7,900	79,158
Sauer-Danfoss, Inc.	2,338	50,477
Spartan Motors, Inc.	9,300	83,421
Standard Motor Products, Inc.	3,000	24,780
Stoneridge, Inc.*	2,500	22,350
Superior Industries International, Inc.	6,085	110,869
Tenneco, Inc.*	12,970	343,316
Visteon Corp.*	36,820	147,280

		3,143,244

Automobiles (0.1%)
Fleetwood Enterprises, Inc.(b)*	17,361	81,249
Monaco Coach Corp.	7,939	80,740
Winnebago Industries, Inc.	7,853	165,384

		327,373

Beverages (0.2%)
Boston Beer Co., Inc., Class A*	2,655	94,359
Central European Distribution Corp.*	9,995	525,437
Coca-Cola Bottling Co. Consolidated	1,800	108,108
Jones Soda Co.*	7,700	47,047
MGP Ingredients, Inc.	3,600	34,164
National Beverage Corp.	1,932	13,717

		822,832

Biotechnology (3.5%)
Acadia Pharmaceuticals, Inc.*	9,700	115,042
Acorda Theraputics, Inc.*	6,500	164,840
Affymax, Inc.*	600	12,036
Alexion Pharmaceuticals, Inc.*	10,269	670,771
Alkermes, Inc.*	28,457	379,047
Allos Therapeutics, Inc.*	13,200	95,040
Alnylam Pharmaceuticals, Inc.*	10,100	303,404
Altus Pharmaceuticals, Inc.*	4,200	26,292
Amicus Therapeutics, Inc.*	1,600	15,552
Applera Corp. Celera Group*	22,373	342,754
Arena Pharmaceuticals, Inc.(b)*	20,800	150,592
ARIAD Pharmaceuticals, Inc.*	21,914	75,165
Arqule, Inc.*	8,800	42,680
Array BioPharma, Inc.*	13,500	87,885
BioMarin Pharmaceutical, Inc.*	26,968	999,434
Bionovo, Inc.*	7,700	12,474
C.V. Therapeutics, Inc.*	17,844	149,533
Cell Genesys, Inc.*	24,617	44,557
Cepheid, Inc.*	15,590	476,119
Cubist Pharmaceuticals, Inc.*	15,720	267,083
Cytokinetics, Inc.*	7,100	23,643
CytRx Corp.*	25,200	46,368
Dendreon Corp.(b)*	21,478	132,949
Emergent Biosolutions, Inc.*	200	1,492
Encysive Pharmaceuticals, Inc.*	31,677	24,391
Enzon Pharmaceuticals, Inc.*	12,705	106,341
Genomic Health, Inc.*	3,200	67,168
GenVec, Inc.*	25,700	39,835
Geron Corp.*	22,317	110,915
GTx, Inc.*	3,900	43,251
Halozyme Therapeutics, Inc.*	16,200	89,262
Human Genome Sciences, Inc.*	37,965	211,845
Idenix Pharmaceuticals, Inc.*	4,915	25,509
Immunomedics, Inc.*	21,200	48,336
Incyte Corp.*	24,229	290,263
Indevus Pharmaceuticals, Inc.*	19,000	121,030
InterMune, Inc.*	8,583	143,937
Isis Pharmaceuticals, Inc.*	23,380	364,728
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Biotechnology (continued)
Keryx Biopharmaceuticals, Inc.*	11,041	$66,798
Kosan Biosciences, Inc.*	8,600	23,220
LifeCell Corp.*	9,060	357,961
Ligand Pharmaceuticals, Inc. Class B	21,400	89,024
MannKind Corp.*	13,900	109,810
Martek Biosciences Corp.*	8,505	242,392
Maxygen, Inc.*	5,709	42,875
Medarex, Inc.(b)*	35,542	355,065
Metabolix, Inc.*	4,200	76,566
Molecular Insight Pharmaceuticals, Inc.*	100	849
Momenta Pharmaceuticals, Inc.*	7,200	52,632
Myriad Genetics, Inc.*	12,144	522,313
Nabi Biopharmaceuticals*	16,451	58,072
Nanosphere, Inc.*	1,100	13,222
Neurocrine Biosciences, Inc.*	11,035	59,479
Neurogen Corp.*	5,400	10,692
Novacea, Inc.*	4,500	13,005
Omrix Biopharmaceuticals, Inc.*	3,900	90,714
Onyx Pharmaceuticals, Inc.*	15,340	729,110
Orexigen Therapeutics, Inc.*	1,500	15,825
OSI Pharmaceuticals, Inc.*	16,300	650,044
Osiris Therapeutics, Inc.*	2,800	33,208
Pharmion Corp.*	7,365	507,817
Poniard Pharmaceuticals, Inc.*	8,600	44,892
Progenics Pharmaceuticals, Inc.*	7,300	119,282
Protalix BioTherapeutics, Inc.*	4,150	13,529
Regeneron Pharmaceuticals, Inc.*	17,977	364,573
Rigel Pharmaceuticals, Inc.*	8,374	230,536
Savient Pharmaceuticals, Inc.*	14,152	273,841
Seattle Genetics, Inc.*	14,900	136,484
Senomyx, Inc.*	10,000	65,100
Synta Pharmaceuticals Corp.*	1,800	14,184
Telik, Inc.*	17,906	44,944
Tercica, Inc.*	7,500	49,800
Trubion Pharmaceuticals, Inc.*	1,200	10,776
United Therapeutics Corp.*	6,012	504,888
Vanda Pharmaceuticals, Inc.*	8,500	36,295
XOMA Ltd.*	40,200	108,540
Zymogenetics, Inc.*(a)	11,154	112,544

		12,572,464

Building Products (0.5%)
AAON, Inc.	2,950	52,510
American Woodmark Corp.	3,235	67,870
Ameron International Corp.	2,400	215,640
Apogee Enterprises, Inc.	8,250	143,963
Builders FirstSource, Inc.*	4,800	38,400
China Architectural Engineering, Inc.*	100	627
Gibraltar Industries, Inc.	6,778	89,470
Goodman Global, Inc.*	9,800	246,078
Griffon Corp.*	9,560	104,204
Insteel Industries, Inc.	5,400	55,458
NCI Building Systems, Inc.*	5,794	166,635
PGT, Inc.*	900	4,266
Simpson Manufacturing Co., Inc.	10,518	289,771
Trex Co., Inc.*	4,700	38,775
Universal Forest Products, Inc.	4,806	173,977

		1,687,644

Capital Markets (1.7%)
Apollo Investment Corp.	32,882	499,149
Ares Capital Corp.(b)	19,201	268,430
BlackRock Kelso Capital Corp.	1,800	26,856
Calamos Asset Management, Inc.	6,400	139,648
Capital Southwest Corp.	815	95,640
Cohen & Steers, Inc.	4,550	129,630
Cowen Group, Inc.*	4,700	46,953
Epoch Holding Corp.	3,400	39,100
Evercore Partners, Inc.	2,000	36,400
FBR Capital Markets Corp.*	7,100	58,291
FCStone Group, Inc.*	2,700	119,745
GAMCO, Investors, Inc., Class A	1,468	87,067
GFI Group, Inc.*	4,510	397,827
Gladstone Capital Corp.(b)	4,228	69,973
Greenhill & Co., Inc.	5,000	337,650
Hercules Technology Growth Capital, Inc.	9,500	110,675
HFF, Inc., Class A*	4,000	27,360
KBW, Inc.*	7,500	222,825
Knight Capital Group, Inc., Class A*	27,375	458,531
Kohlberg Capital Corp.	3,600	44,568
LaBranche & Co., Inc.*	12,906	73,693
Ladenburg Thalmann Financial Services, Inc.*	21,700	42,966
MCG Capital Corp.	17,898	235,896
MVC Capital, Inc.	7,700	117,964
NGP Capital Resources Co.	5,963	96,064
optionsXpress Holdings, Inc.	12,400	336,288
Patriot Capitol Funding, Inc.	7,300	83,366
Pennantpark Investment Corp.	6,819	76,850
Penson Worldwide, Inc.*	4,300	41,667
Piper Jaffray Cos.*	4,479	212,215
Prospect Capital Corp.	6,900	99,912
Pzena Investment Management, Inc., Class A	700	9,625
Sanders Morris Harris Group, Inc.	3,553	34,002
Stifel Financial Corp.*	4,033	174,831
SWS Group, Inc.	5,925	90,949
Thomas Weisel Partners Group, Inc.*	6,330	81,024
TICC Capital Corp.	4,400	42,856
TradeStation Group, Inc.*	9,200	100,280
U.S. Global Investors, Inc, Class A	3,500	59,780
W.P. Stewart & Co. Ltd.	8,500	45,220
Waddell & Reed Financial, Inc., Class A	23,640	784,375

		6,056,141

Chemicals (2.5%)
A. Schulman, Inc.	7,808	159,205
American Vanguard Corp.	4,233	64,680
Arch Chemicals, Inc.	6,950	234,007
Balchem Corp.	4,165	85,674
C.F. Industries Holdings, Inc.	15,400	1,646,722
Calgon Carbon Corp.*(b)	11,548	177,608
Ferro Corp.	12,917	228,373
Flotek Industries, Inc.*	4,800	97,776
GenTek, Inc.*	2,400	66,600
Georgia Gulf Corp.	10,076	78,593
H.B. Fuller Co.	16,400	340,464
Hercules, Inc.	32,968	577,929
Innophos Holdings, Inc.	4,800	59,568
Innospec, Inc.	6,544	103,199
Koppers Holdings, Inc.	5,000	167,300
Kronos Worldwide, Inc.	652	12,688
Landec Corp.*	6,400	59,648
LSB Industries, Inc.	4,500	124,065
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Chemicals (continued)
Minerals Technologies, Inc.	5,035	$273,904
N.L. Industries, Inc.(b)	1,928	21,690
NewMarket Corp.	4,275	230,337
O.M. Group, Inc.*	8,000	459,040
Olin Corp.	20,898	428,200
PolyOne Corp.*	24,288	149,614
Rockwood Holdings, Inc.*	9,200	270,112
Sensient Technologies Corp.	13,354	354,682
ShengdaTech, Inc.*	8,500	104,890
Spartech Corp.	9,188	135,339
Stepan Co.	1,700	50,830
Symyx Technologies*	9,759	64,019
Terra Industries, Inc.*	26,100	1,176,327
Tronox, Inc.	1,500	10,950
Tronox, Inc., Class B	8,300	60,756
Valhi, Inc.	1,800	29,700
W.R. Grace & Co.*	19,800	447,876
Zep, Inc.	6,375	105,315
Zoltek Cos., Inc.*	7,100	259,150

		8,916,830

Commercial Banks (5.6%)
1st Source Corp.	3,040	59,280
Abington Bancorp, Inc.	1,400	13,230
Alabama National Bancorp	4,941	386,633
Amcore Financial, Inc.	6,895	152,862
AmericanWest Bancorp	4,680	57,002
Ameris Bancorp	3,428	54,094
Bancfirst Corp.	1,800	81,054
Banco Latinoamericano de Exportaciones, SA	7,900	121,897
Bancorp, Inc.*	4,005	58,193
Bank of the Ozarks, Inc.	3,616	87,941
Banner Corp.	4,487	115,899
Boston Private Financial Holdings, Inc.	9,665	220,652
Capital City Bank Group, Inc.(b)	2,937	85,790
Capital Corp. of the West	2,560	50,867
Capitol Bancorp Ltd.	4,185	87,132
Cascade Bancorp(b)	7,418	95,692
Cathay General Bancorp	14,513	376,322
Centennial Bank Holdings, Inc.*	15,000	97,650
Center Financial Corp.	3,480	40,298
Central Pacific Financial Corp.	8,905	169,195
Chemical Financial Corp.	7,171	198,493
Citizens Republic Bancorp, Inc.	21,601	305,438
City Bank	3,055	66,905
City Holding Co.	4,662	179,114
CoBiz Financial, Inc.	5,474	78,278
Columbia Banking System, Inc.	5,609	144,207
Community Bancorp*	3,100	51,770
Community Bank System, Inc.	8,709	190,030
Community Trust Bancorp, Inc.	4,411	127,522
CVB Financial Corp.(b)	19,040	212,296
Enterprise Financial Services Corp.	2,100	45,213
First Bancorp — PR(b)	3,264	59,046
First Bancorp. — NC	24,210	231,448
First Charter Corp.	9,583	262,670
First Commonwealth Financial Corp.(b)	21,166	245,526
First Community Bancorp, Inc.	6,717	238,655
First Community Bancshares, Inc.	2,320	80,202
First Financial Bancorp	9,046	105,296
First Financial Bankshares, Inc.	5,374	200,235
First Financial Corp.(b)	3,594	107,029
First Merchants Corp.	4,455	120,285
First Midwest Bancorp, Inc.	13,252	413,462
First Regional Bancorp*	3,120	63,242
First South Bancorp, Inc.	1,560	33,415
First State Bancorp	6,981	87,681
FirstMerit Corp.	22,800	510,036
FNB Corp.	17,189	267,633
Frontier Financial Corp.(b)	11,914	242,569
Glacier Bancorp, Inc.	15,063	280,323
Great Southern Bancorp, Inc.	2,076	41,790
Green Bankshares, Inc.	3,600	75,420
Hancock Holding Co.	7,592	315,068
Hanmi Financial Corp.	11,728	100,861
Harleysville National Corp.(b)	7,875	119,306
Heartland Financial U.S.A., Inc.	2,650	50,986
Heritage Commerce Corp.	3,200	60,576
Home Bancshares, Inc.	2,400	51,744
Horizon Financial Corp.	4,450	70,043
IBERIABANK Corp.	3,525	181,220
Independent Bank Corp., MA	4,510	130,970
Independent Bank Corp., MI	7,584	105,569
Integra Bank Corp.	6,698	99,465
International Bancshares Corp.	13,420	278,331
Investors Bancorp, Inc.*	13,000	198,250
Irwin Financial Corp.	5,645	64,861
Lakeland Bancorp, Inc.	4,236	53,585
Lakeland Financial Corp.	2,600	57,590
M.B. Financial, Inc.	10,381	322,849
Macatawa Bank Corp.	4,790	51,253
MainSource Financial Group, Inc.(b)	4,737	73,281
Midwest Banc Holdings, Inc.	5,840	66,985
Nara Bancorp, Inc.	7,554	91,857
National Penn Bancshares, Inc.(b)	14,710	254,630
NBT Bancorp, Inc.	9,774	220,697
Northfield Bancorp. Inc.*	4,000	42,040
Old National Bancorp(b)	18,940	318,192
Old Second Bancorp, Inc.	3,984	111,552
Omega Financial Corp.	2,933	89,369
Oriental Financial Group	6,704	107,063
Pacific Capital Bancorp NA	13,811	296,937
Park National Corp.(b)	3,141	226,152
Peoples Bancorp, Inc.	2,635	62,239
Pinnacle Financial Partners, Inc.*	5,500	122,925
Preferred Bank	2,750	60,583
PrivateBancorp, Inc.	5,402	198,794
Prosperity Bancshares, Inc.	10,070	289,513
Provident Bankshares Corp.	9,223	191,193
Renasant Corp.	5,393	113,091
Republic Bancorp, Inc., Class A	1,768	32,443
Royal Bancshares of Pennsylvania, Class A	469	6,838
S&T Bancorp, Inc.	7,101	220,912
S.Y. Bancorp, Inc.	3,630	94,235
Sandy Spring Bancorp, Inc.	4,556	136,452
Santander BanCorp	242	2,476
SCBT Financial Corp.	2,228	66,662
Seacoast Banking Corp. of Florida(b)	5,325	66,350
Security Bank Corp.	5,000	37,350
Sierra Bancorp	2,300	53,682
Signature Bank*	8,413	281,920
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Banks (continued)
Simmons First National Corp., Class A	3,343	$94,774
South Financial Group, Inc. (The)	21,000	362,880
Southside Bancshares, Inc.(b)	2,989	61,965
Southwest Bancorp, Inc.	4,300	75,637
Sterling Bancorp	6,426	91,956
Sterling Bancshares, Inc.	21,242	213,057
Sterling Financial Corp. — PA	15,124	269,056
Sterling Financial Corp. — WA	8,465	130,784
Suffolk Bancorp	2,983	91,071
Sun Bancorp, Inc.*	3,317	48,030
Superior Bancorp*	10,400	60,216
Susquehanna Bancshares, Inc.	22,833	484,521
SVB Financial Group*	9,145	442,618
Taylor Capital Group, Inc.	1,800	35,262
Texas Capital Bancshares, Inc.*	7,520	131,074
Tompkins Financial Corp.	1,762	74,180
Trico Bancshares	3,024	53,978
Trustmark Corp.	14,320	329,503
UCBH Holdings, Inc.	28,275	399,243
UMB Financial Corp.	8,770	369,480
Umpqua Holdings Corp.	17,178	281,719
Union Bankshares Corp.	2,795	53,972
United Bankshares, Inc.	11,065	355,850
United Community Banks, Inc.	12,476	240,912
United Security Bancshares	3,100	50,437
Univest Corp. of Pennsylvania	2,980	77,480
Virginia Commerce Bancorp, Inc.*	6,186	74,294
W Holding Co., Inc.(b)	24,280	35,206
Washington Trust Bancorp, Inc.	3,140	78,217
WesBanco, Inc.	6,800	186,728
West Coast Bancorp	3,500	53,200
Westamerica Bancorp(b)	8,512	421,514
Western Alliance Bancorp*(b)	4,900	78,645
Wilshire Bankcorp, Inc.	4,596	36,217
Wintrust Financial Corp.	6,397	243,342

		20,012,870

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	12,378	256,472
ACCO Brands Corp.*	15,400	208,670
Administaff, Inc.	6,719	201,637
Advisory Board Co. (The)*	5,300	337,716
Aldabra 2 Acquisition Corp.*	12,100	116,523
Alternative Asset Management Acquisition Corp.*	9,700	88,561
American Ecology Corp.	4,700	107,536
American Reprographics Co.*	8,600	135,278
Amper Corp.	500	22,560
Arrowhead Research Corp.*	12,400	38,936
Barrett Business Services, Inc.	2,800	50,176
Bowne & Co., Inc.	8,688	106,862
Casella Waste Systems, Inc., Class A*	6,637	80,507
CBIZ, Inc.*	12,843	120,853
CDI Corp.	4,321	84,043
Cenveo, Inc.*	15,250	236,985
Clean Harbors, Inc.*	4,300	238,564
Comfort Systems U.S.A., Inc.	11,075	135,890
COMSYS IT Partners, Inc.*	4,490	48,268
Consolidated Graphics, Inc.*	2,714	136,541
Cornell Cos., Inc.*	3,200	64,000
CoStar Group, Inc.	5,465	231,388
Courier Corp.	2,550	67,575
CRA International, Inc.*	3,131	130,688
Deluxe Corp.	14,700	357,504
Diamond Management & Technology Consultants, Inc.	7,700	35,805
Duff & Phelps Corp., Class A*	2,000	36,980
EnergySolutions, Inc.*	7,700	173,250
EnerNOC, Inc.*	800	28,200
Ennis, Inc.	6,100	96,563
Exponet, Inc.*	4,700	144,760
First Advantage Corp., Class A*	2,636	42,809
FTI Consulting, Inc.*	13,375	739,771
Fuel Tech, Inc.*	5,000	95,200
G & K Services, Inc., Class A	6,122	244,696
Geo Group, Inc. (The)*	14,344	343,108
GeoEye, Inc.*	5,000	174,800
Healthcare Services Group	11,850	287,481
Heidrick & Struggles International, Inc.	5,155	141,659
Herman Miller, Inc.	16,300	518,014
Hudson Highland Group, Inc.*	7,450	50,734
Huron Consulting Group, Inc.*	5,000	359,100
ICT Group, Inc.*	2,200	19,404
IHS, Inc., Class A*	9,100	563,654
IKON Office Solutions, Inc.	20,320	166,218
Innerworkings, Inc.*	6,800	94,180
Interface, Inc.	15,555	248,258
Kelly Services, Inc., Class A	6,840	117,785
Kenexa Corp.*	7,600	134,976
Kforce, Inc.*	8,175	72,757
Kimball International, Inc., Class B	6,848	84,778
Knoll, Inc.	14,200	189,712
Korn/Ferry International*	13,079	210,441
Layne Christensen Co.*	4,740	174,906
LECG Corp.*	8,300	70,467
M & F Worldwide Corp.*	3,500	136,780
McGrath Rentcorp	7,206	167,828
Mine Safety Appliances Co.(b)	7,687	343,071
Mobile Mini, Inc.*	10,229	155,481
Multi-Color Corp.	1,950	41,282
Navigant Consulting, Inc.*	12,569	148,817
Odyssey Marine Exploration, Inc.*	13,600	68,544
On Assignment, Inc.*	10,400	57,824
PeopleSupport, Inc.*	6,900	86,319
PHH Corp.*	14,120	265,315
Pike Electric Corp.*	4,800	79,440
Protection One, Inc.*	600	6,474
Resources Connection, Inc.	13,355	279,520
Rollins, Inc.	11,491	204,425
RSC Holdings, Inc.*	4,700	51,700
Schawk, Inc., Class A	4,045	58,086
School Specialty, Inc.*	5,908	191,774
Spherion Corp.*	15,267	101,984
Standard Parking Corp.*	2,000	38,740
Standard Register Co. (The)	3,851	37,432
Team, Inc.*	4,600	138,230
TeleTech Holdings, Inc.*	11,911	235,004
Tetra Technology, Inc.*	16,507	325,023
TrueBlue, Inc.*	13,069	186,495
United Stationers, Inc.*	6,601	364,771
Viad Corp.	6,085	162,774
Volt Information Sciences, Inc.	3,657	68,276
Waste Connections, Inc.*	19,434	566,695
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (continued)
Waste Industries U.S.A., Inc.	1,500	$54,255
Waste Services, Inc.(b)*	5,299	50,129
Watson Wyatt Worldwide, Inc.	12,085	593,978

		14,530,665

Communications Equipment (2.1%)
3Com Corp.*	108,790	449,303
Acme Packet, Inc.*	5,000	48,100
ADTRAN, Inc.(a)	15,705	326,821
Airvana, Inc.*	200	1,046
Anaren, Inc.*	5,393	73,668
Arris Group, Inc.*	38,769	340,780
Aruba Networks, Inc.*	3,300	31,218
Avanex Corp.*	56,500	53,675
Avocent Corp.*	14,800	245,680
Bel Fuse, Inc., Class B	3,249	87,983
Bigband Networks, Inc.*	4,000	22,360
Black Box Corp.	4,977	165,535
Blue Coat Systems, Inc.*	8,690	233,500
Comtech Group, Inc.*	5,700	61,332
Comtech Telecommunications Corp.*	6,170	276,416
Digi International, Inc.*	5,900	69,089
Ditech Networks, Inc.*	8,320	25,958
Dycom Industries, Inc.*	10,796	255,002
EMS Technologies, Inc.*	4,500	123,660
Extreme Networks*	34,362	118,549
Finisar Corp.*	69,380	111,008
Foundry Networks, Inc.*	41,100	567,180
Harmonic, Inc.*	24,684	269,549
Harris Stratex Networks, Inc., Class A*	6,850	74,597
Hughes Communications, Inc.*	1,500	77,025
Infinera Corp.*	3,700	37,703
InterDigital, Inc.*	13,350	269,804
Ixia*	10,336	76,486
Loral Space & Communications, Inc.*	2,700	71,766
MasTec, Inc.*	10,546	88,059
MRV Communications, Inc.*	38,795	68,667
NEON Communications, Inc.*	125	0
Netgear, Inc.*	9,830	262,068
Network Equipment Technologies, Inc.*	5,900	43,896
Neutral Tandem, Inc.*	1,200	24,000
Nextwave Wireless, Inc.*	6,000	31,920
Oplink Communications, Inc.*	6,456	82,443
OpNext, Inc.*	3,900	20,124
Optium Corp.*	1,900	13,129
Orbcomm, Inc.*	5,600	27,776
Packeteer, Inc.*	10,529	52,224
Plantronics, Inc.	12,741	243,353
Polycom, Inc.*	24,800	626,200
Powerwave Technologies, Inc.*	33,505	127,319
Seachange International, Inc.*	6,600	46,332
ShoreTel, Inc.*	1,500	7,635
Sonus Networks, Inc.*	75,350	308,181
Starent Networks Corp.*	3,400	42,024
Sycamore Networks, Inc.*	52,818	178,525
Symmetricom, Inc.*	13,685	59,803
Tekelec*	17,510	209,945
U.T. Starcom, Inc.*	30,725	85,108
ViaSat, Inc.*	6,923	143,791

		7,357,315

Computers & Peripherals (1.0%)
3PAR Inc.*	1,000	7,930
Adaptec, Inc.*	34,130	106,486
Avid Technology, Inc.*	11,700	303,264
Compellent Technologies, Inc.*	900	8,145
Cray, Inc.*	11,100	60,606
Data Domain, Inc.*	2,000	45,080
Electronics for Imaging*	16,133	238,123
Emulex Corp.*	24,240	378,144
Hutchinson Technology, Inc.*	6,696	105,596
Hypercom Corp.*	18,430	64,689
Imation Corp.	10,100	261,691
Immersion Corp.*	8,100	79,380
Intermec, Inc.*	17,191	342,445
Intevac, Inc.*	6,200	67,518
Isilon Systems, Inc.*	800	4,312
Netezza Corp.*	1,900	18,620
Novatel Wireless, Inc.*	9,204	147,264
Palm, Inc.	26,885	145,717
Quantum Corp.*	55,902	128,575
Rackable Systems, Inc.*	8,345	69,764
RadiSys Corp.*	6,360	86,432
Rimage Corp.*	3,000	70,020
Sigma Designs, Inc.*	8,000	361,760
Silicon Graphics, Inc.*	1,100	23,045
STEC, Inc.*	7,700	57,211
Stratasys, Inc.*	6,000	132,600
Super Micro Computer, Inc.*	1,100	10,472
Synaptics, Inc.*	6,857	181,710

		3,506,599

Construction & Engineering (0.5%)
Aecom Technology Corp.*	11,900	293,097
EMCOR Group, Inc.*	18,020	395,179
Granite Construction, Inc.	9,805	373,276
Great Lakes Dredge & Dock Co.	1,700	10,761
Insituform Technologies, Inc., Class A*	7,982	101,371
Integrated Electrical Services, Inc.*	4,400	59,532
Michael Baker Corp.*	1,900	65,037
Northwest Pipe Co.*	2,900	120,176
Perini Corp.*	7,283	254,541
URS Corp.*	0	9

		1,672,979

Construction Materials (0.2%)
Headwaters, Inc.*	11,344	127,847
Texas Industries, Inc.	7,758	439,646
U.S. Concrete, Inc.*	9,200	34,408

		601,901

Consumer Finance (0.3%)
Advance America Cash Advance Centers, Inc.	17,180	153,761
Advanta Corp., Class B	10,632	106,214
Cash America International, Inc.	8,454	274,839
CompuCredit Corp.*	5,951	87,480
Credit Acceptance Corp*	1,368	23,256
Dollar Financial Corp.*	4,600	115,828
EZCORP, Inc., Class A*	9,800	129,360
First Cash Financial Services, Inc.*	7,605	76,126
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Consumer Finance (continued)
Nelnet, Inc., Class A	3,900	$51,831
Q.C. Holdings, Inc.	800	8,408
World Acceptance Corp.*	5,034	150,718

		1,177,821

Containers & Packaging (0.6%)
AEP Industries Inc.*	2,000	60,200
AptarGroup, Inc.	19,500	735,540
Chesapeake Corp.	7,170	31,835
Graphic Packaging Corp.*	15,700	46,786
Greif, Inc., Class A	8,930	587,594
Myers Industries, Inc.	7,600	89,300
Rock-Tenn Co., Class A	9,333	266,830
Silgan Holdings, Inc.	7,296	345,539

		2,163,624

Data Processing (0.1%)
Heckmann Corp.*	12,700	93,726
Hicks Aquisition Co., Inc.*	13,500	124,200
Nrdc Aquisition Corp.*	9,700	88,755
Triple Crown Acquisition Corp.*	11,500	105,570

		412,251

Distributors (0.2%)
Audiovox Corp.*	4,488	46,047
Building Materials Holding Corp.	8,741	59,526
Core-Mark Holding Co., Inc.*	3,100	80,011
LKQ Corp.*	31,800	568,902
Source Interlink Cos., Inc.*	13,789	29,784

		784,270

Diversified Consumer Services (1.4%)
American Public Education, Inc.*	1,100	43,351
Bright Horizons Family Solutions, Inc.*	7,456	317,402
Capella Education Co.*	3,100	195,548
Coinstar, Inc.*	7,938	244,093
Corinthian Colleges, Inc.*	24,500	207,025
CPI Corp.	1,600	32,480
DeVry, Inc.	16,790	926,640
INVESTools, Inc.*	15,290	208,861
Jackson Hewitt Tax Service, Inc.	8,600	190,318
Lincoln Educational Services Corp.*	200	2,508
Matthews International Corp., Class A	8,532	416,959
Pre-Paid Legal Services, Inc.*	2,750	152,763
Regis Corp.	12,375	313,459
Sotheby’s	18,698	580,947
Steiner Leisure Ltd.*	4,900	182,231
Stewart Enterprises, Inc., Class A	27,172	193,465
Strayer Education, Inc.	4,104	708,268
Universal Technical Institute, Inc.*	6,768	100,708

		5,017,026

Diversified Financial Services (0.4%)
Ampal American Israel*	3,700	27,343
Asset Acceptance Capital Corp.	4,545	43,859
ASTA Funding, Inc.	2,945	61,462
Compass Diversified Holdings	6,200	89,652
Encore Capital Group, Inc.*	5,800	45,356
Financial Federal Corp.	7,723	185,661
Interactive Brokers Group, Inc., Class A*	10,600	368,986
MarketAxess Holdings, Inc.*	9,000	85,050
NewStar Financial, Inc.*	3,300	28,710
Pico Holdings, Inc.*	3,700	122,507
Portfolio Recovery Associates, Inc.	4,622	168,056
Primus Guaranty Ltd.*	10,800	54,540
Resource America, Inc., Class A	3,905	49,516

		1,330,698

Diversified Telecommunication Services (1.1%)
Alaska Communications Systems Group, Inc.	12,300	172,692
Atlantic Tele-Network, Inc.	3,100	97,619
Cbeyond, Inc.*	5,375	181,352
Cincinnati Bell, Inc.*	70,179	272,295
Cogent Communications Group, Inc.*	13,400	274,298
Consolidated Communications Holdings, Inc.	5,598	87,553
Fairpoint Communications, Inc.	10,200	108,324
General Communication, Inc., Class A*	15,548	112,101
Global Crossing Ltd.*	10,500	225,960
Globalstar, Inc.*	4,700	42,065
Golden Telecom, Inc.*	4,475	459,627
Hungarian Telephone & Cable Corp.*	100	1,725
IDT Corp.	14,335	99,485
Iowa Telecommunications Services, Inc.	8,600	132,612
NTELOS Holdings Corp.	7,960	169,389
PAETEC Holding Corp.*	19,400	184,494
Premiere Global Services, Inc.*	18,275	222,772
Shenandoah Telecom Co.	5,783	105,655
SureWest Communications	3,200	49,472
Time Warner Telecom, Inc.*	40,764	712,555
Vonage Holdings Corp.*	19,600	39,004
XO Communications, Inc.*	5,400	0

		3,751,049

Electric Utilities (1.2%)
Allete, Inc.	7,260	279,437
Central Vermont Public Service Corp.	3,000	87,390
Cleco Corp.	16,932	437,692
El Paso Electric Co.*	13,031	305,316
Empire District Electric Co. (The)	8,576	190,130
IDACorp, Inc.	11,714	382,345
ITC Holdings Corp.	13,200	697,488
MGE Energy, Inc.	5,423	177,658
Otter Tail Co.	7,740	252,092
Portland General Electric Co.	9,200	226,688
UIL Holdings Corp.	7,213	246,324
UniSource Energy Corp.	10,064	295,680
Westar Energy, Inc.	27,100	660,156

		4,238,396

Electrical Equipment (1.6%)
A.O. Smith Corp.	5,909	206,815
Acuity Brands, Inc.	11,651	530,237
American Superconductor Corp.*	10,936	221,454
AZZ, Inc.*	2,900	97,933
Baldor Electric Co.	12,979	393,004
Belden, Inc.	12,752	539,410
Brady Corp., Class A	13,489	409,661
Coleman Cable, Inc.*	3,400	39,100
Encore Wire Corp.	6,746	112,523
Energy Conversion Devices, Inc.*	10,585	244,302
EnerSys*	6,685	154,023
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Electrical Equipment (continued)
Evergreen Solar, Inc.*	23,010	$280,492
Franklin Electric Co., Inc.	5,491	206,681
FuelCell Energy, Inc.*	17,243	145,014
GrafTech International Ltd.*	28,316	426,156
II-VI, Inc*	6,784	219,937
LSI Industries, Inc.	5,375	66,005
Medis Technologies, Inc.(b)*	7,177	73,564
Polypore International, Inc.*	3,400	63,138
Powell Industries, Inc.*	2,169	86,109
Power-One, Inc.*	19,100	43,739
Preformed Line Products Co.	800	41,496
Regal-Beloit Corp.	9,036	342,645
Superior Essex, Inc.*	5,914	142,232
Vicor Corp.	4,288	52,785
Woodward Governor Co.	8,550	536,769

		5,675,224

Electronic Equipment & Instruments (2.3%)
Acacia Research — Acacia Technologies*	7,000	52,150
Agilysys, Inc.	7,785	118,488
Anixter International, Inc.*	8,385	587,453
Benchmark Electronics, Inc.*	20,565	365,029
Brightpoint, Inc.*	13,360	169,939
Checkpoint Systems, Inc.*	11,208	266,302
Cogent, Inc.*	12,500	123,250
Cognex Corp.	12,679	193,989
Comverge, Inc.*	1,200	22,368
CPI International, Inc.*	1,100	14,234
CTS Corp.	10,437	110,632
Daktronics, Inc.	9,072	185,885
DTS, Inc.*	5,312	115,855
Echelon Corp.*	8,587	112,833
Electro Scientific Industries, Inc.*	8,954	147,204
Excel Technology, Inc.*	3,919	100,170
FARO Technologies, Inc.*	4,800	114,624
FLIR Systems, Inc.*	37,400	1,132,472
Gerber Scientific, Inc.*	6,300	55,566
Insight Enterprises, Inc.*	13,762	237,670
IPG Photonics Corp.*	2,000	35,800
Itron, Inc.(a)*	8,484	699,082
Kemet Corp.*	24,206	126,113
L-1 Identity Solutions, Inc.*(a)	16,948	230,662
Littelfuse, Inc.*	6,366	193,463
LoJack Corp.*	5,500	67,870
Measurement Specialties, Inc.*	3,331	65,621
Mercury Computer Systems, Inc.*	6,753	56,050
Methode Electronics, Inc.	11,200	135,744
MTS Systems Corp.	5,356	180,015
Multi-Fineline Electronix, Inc.*	1,700	22,389
Newport Corp.*	11,045	115,972
OSI Systems, Inc.(b)*	4,376	102,092
P.C. Connection, Inc.*	1,600	20,144
Park Electrochemical Corp.	5,863	138,836
Plexus Corp.*	13,104	296,019
Rofin-Sinar Technologies, Inc.*	8,284	352,153
Rogers Corp.*	5,053	157,704
Scansource, Inc.*	7,320	231,751
Smart Modular Technologies WWH, Inc.*	14,400	118,800
SYNNEX Corp.*	3,700	78,810
Technitrol, Inc.	10,731	243,164
TTM Technologies, Inc.*	12,071	122,762
Universal Display Corp.(b)*	8,300	134,211
X-Rite, Inc.*	8,441	82,469
Zygo Corp.*	4,900	57,477

		8,291,286

Energy Equipment & Services (2.3%)
Allis-Chalmers Energy, Inc.*	6,500	71,500
Atwood Oceanics, Inc.*	7,686	638,630
Basic Energy Services, Inc.*	10,500	187,845
Bristow Group, Inc.*	5,800	292,030
Bronco Drilling Co., Inc.*	7,600	119,016
Cal Dive International, Inc.*	10,512	99,654
CARBO Ceramics, Inc.	5,799	199,196
Complete Production Services, Inc.*	12,200	193,980
Dawson Geophysical Co.*	1,900	108,832
Drill-Quip, Inc.*	7,596	368,710
ENGlobal Corp.*	5,700	54,948
Exterran Holdings, Inc.*	16,946	1,105,557
Geokinetics, Inc.*	2,500	42,625
Grey Wolf, Inc.*	52,617	313,597
Gulf Island Fabrication, Inc.	3,587	89,747
GulfMark Offshore, Inc.*	6,640	277,685
Hercules Offshore, Inc.*	23,500	541,675
Hornbeck Offshore Services, Inc.*	6,010	232,467
ION Geophysical Corp.*	21,986	272,626
Lufkin Industries, Inc.	4,264	225,438
Matrix Service Co.*	7,600	136,952
NATCO Group, Inc., Class A*	5,000	228,900
Newpark Resources, Inc.(b)*	24,384	118,750
Oil States International, Inc.*	13,930	488,386
OYO Geospace Corp.*	1,200	63,408
Parker Drilling Co.*	29,812	207,193
PHI, Inc.*	4,300	133,429
Pioneer Drilling Co.*	13,445	139,962
RPC, Inc.	8,751	94,336
Sulphco, Inc.*	15,100	45,904
Superior Offshore International, Inc.*	1,200	4,260
Superior Well Services, Inc.*	4,300	83,807
T-3 Energy Services, Inc.*	1,800	80,982
Trico Marine Services, Inc.*	3,500	112,315
Union Drilling, Inc.*	3,500	53,830
W-H Energy Services, Inc.*	8,645	420,579
Willbros Group, Inc.*	9,900	329,868

		8,178,619

Food & Staples Retailing (0.9%)
Andersons, Inc. (The)	3,930	179,012
Arden Group, Inc., Class A	168	23,434
Casey’s General Stores, Inc.	14,380	373,880
Great Atlantic & Pacific Tea Co., Inc.*	7,156	213,750
Ingles Markets, Inc., Class A	3,652	85,055
Longs Drug Stores Corp.	8,843	406,866
Nash Finch Co.	3,835	136,833
Pantry, Inc. (The)*	6,575	191,070
Performance Food Group Co.*	10,051	317,913
PriceSmart, Inc.	3,200	91,072
Ruddick Corp.	11,689	398,361
Spartan Stores, Inc.	6,300	110,754
United Natural Foods, Inc.*	12,472	299,079
Village Super Market, Inc., Class A	800	40,792
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Food & Staples Retailing (continued)
Weis Markets, Inc.	3,383	$126,490
Winn-Dixie Stores, Inc.*	9,800	173,656

		3,168,017

Food Products (1.1%)
Alico, Inc.	800	34,200
American Dairy, Inc.*	1,000	10,730
Aurora Foods, Inc.*	100	0
Cal-Maine Foods, Inc.	3,700	106,671
Chiquita Brands International, Inc.*	11,075	206,881
Darling International, Inc.*	21,100	244,760
Farmer Brothers Co.	1,100	25,905
Flowers Foods, Inc.	22,094	530,256
Fresh Del Monte Produce, Inc.*	8,100	259,524
Green Mountain Coffee Roasters, Inc.*	4,400	169,488
Hain Celestial Group, Inc.*	11,293	304,911
Imperial Sugar Co.	3,400	74,732
J & J Snack Foods Corp.	3,284	82,133
Lancaster Colony Corp.	6,702	233,632
Lance, Inc.	8,916	163,430
Maui Land & Pineapple Co., Inc.*	1,237	34,018
Pilgrim’s Pride Corp.	10,700	261,401
Ralcorp Holding, Inc.*	7,123	387,562
Reddy Ice Holdings, Inc.	5,315	119,215
Sanderson Farms, Inc.	4,259	143,145
Seaboard Corp.	86	110,532
Synutra International, Inc.*	900	23,868
Tootsie Roll Industries, Inc.	10,184	254,396
TreeHouse Foods, Inc.*	8,420	175,725

		3,957,115

Health Care Equipment & Supplies(3.3%)
Abaxis, Inc.*	6,000	195,300
ABIOMED, Inc.(b)*	7,411	111,906
Accuray, Inc.*	4,400	41,888
Align Technology, Inc.*	16,792	197,810
American Medical Systems Holdings, Inc.*	20,416	291,745
Analogic Corp.	3,384	199,859
Angiodynamics, Inc.*	5,700	115,539
Arthrocare Corp.*	7,307	292,499
Cantel Medical Corp.*	2,200	25,476
Conceptus, Inc.*	8,400	136,752
CONMED Corp.*	8,129	197,535
CryoLife, Inc.*	5,400	37,530
Cutera, Inc.*	2,700	33,723
Cyberonics, Inc.*	6,039	72,468
Datascope Corp.	3,708	120,213
ev3, Inc.*	13,248	115,920
Greatbatch, Inc.*	5,520	124,642
Haemonetics Corp.*	7,515	449,698
Hansen Medical, Inc.*	2,800	50,064
Hologic, Inc.*	33,785	2,174,402
I-Flow Corp.(b)*	5,469	78,207
ICU Medical, Inc.(b)*	4,050	114,979
Immucor, Inc.*	19,446	560,823
Insulet Corp.*	2,300	45,563
Integra LifeSciences Holdings Corp.*	5,180	215,488
Invacare Corp.	8,249	200,781
Inverness Medical Innovations, Inc.*	19,051	858,247
Kensey Nash Corp.*	3,882	105,396
Masimo Corp.*	3,500	124,915
Medical Action Industries, Inc.*	3,800	63,536
Mentor Corp.	8,919	308,776
Meridian Bioscience, Inc.	11,275	354,148
Merit Medical Systems, Inc.*	6,932	111,466
Micrus Endovascular Corp.*	4,800	92,208
Minrad International, Inc.*	16,600	43,492
Natus Medical, Inc.*	6,800	116,960
Northstar Neuroscience, Inc.*	4,100	5,986
NuVasive, Inc.*	9,800	386,218
NxStage Medical, Inc.*(b)	6,600	80,124
OraSure Technologies, Inc.*	13,373	105,780
Orthofix International NV*	4,700	256,996
Palomar Medical Technologies, Inc.*	4,835	69,721
Quidel Corp.*	7,800	123,006
Regeneration Technologies, Inc.*	9,800	78,400
Sirona Dental Systems, Inc.*	4,500	124,335
Sonic Innovations, Inc.*	9,100	57,148
Spectranetics Corp.*	9,000	112,320
Stereotaxis, Inc.*	7,600	53,048
STERIS Corp.	17,690	438,358
SurModics, Inc.*	4,558	199,002
Symmetry Medical, Inc.*	9,000	163,800
Thoratec Corp.*	15,867	253,872
TomoTherapy, Inc.*	3,400	50,354
Trans1, Inc.*	1,100	16,049
Vital Signs, Inc.	2,630	127,555
Volcano Corp.*	8,300	90,885
West Pharmaceutical Services, Inc.	9,392	367,227
Wright Medical Group, Inc.*	9,252	252,580
Zoll Medical Corp.*	5,912	157,614

		11,950,332

Health Care Equipment & Supplies (0.1%)
Aspect Medical Systems, Inc.*	5,180	65,061
Cynosure, Inc.*	2,200	54,626
SonoSite, Inc.*	4,790	166,836

		286,523

Health Care Providers & Services (2.7%)
Air Methods Corp.*	3,000	137,640
Alliance Imaging, Inc.*	5,600	59,528
Amedisys, Inc.*	6,855	292,229
American Dental Partners, Inc.*	2,200	19,448
AMERIGROUP Corp.*	14,700	551,544
AMN Healthcare Services, Inc.*	9,966	155,669
Amsurg Corp.*	8,778	226,121
Animal Health International, Inc.*	2,200	26,400
Apria Healthcare Group, Inc.*	11,400	241,908
Assisted Living Concepts, Inc.*	15,000	98,850
athenahealth, Inc.*	1,600	50,240
Bio-Reference Laboratories, Inc.*	3,400	93,160
Capital Senior Living Corp.*	5,000	38,350
Centene Corp.*	12,434	297,670
Chemed Corp.	6,445	330,177
CorVel Corp.*	2,650	65,588
Cross Country Healthcare, Inc.*	9,285	117,270
Emergency Medical Services Corp.*	2,700	83,079
Emeritus Co.*	2,800	62,020
Ensign Group, Inc. (The)	200	1,962
Genoptix, Inc.*	1,300	48,373
Gentiva Health Services, Inc.*	7,949	146,898
HealthExtras, Inc.*	9,153	253,080
Healthsouth Corp.*	22,200	377,844
Healthspring, Inc.*	12,500	258,625
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (continued)
Healthways, Inc.*	9,946	$559,960
HMS Holdings Corp.*	6,000	189,600
Hythiam, Inc.*	9,300	23,715
inVentiv Health, Inc.*	8,900	292,721
Kindred Healthcare, Inc.*	7,621	209,882
Landauer, Inc.	2,637	125,521
LCA-Vision, Inc.	5,790	95,593
LHC Group, Inc.*	4,200	96,852
Magellan Health Services, Inc.*	11,060	483,764
Matria Healthcare, Inc.*	6,356	183,434
Medcath Corp.*	3,375	83,970
Molina Healthcare, Inc.*	3,934	134,189
MWI Veterinary Supply, Inc.*	2,500	95,575
National Healthcare Corp.	1,600	80,176
Nighthawk Radiology Holdings, Inc.*	6,600	104,940
Odyssey Healthcare, Inc.*	10,023	88,303
Owens & Minor, Inc.	11,492	474,849
PharMerica Corp.*	7,809	115,886
Providence Service Corp. (The)*	3,475	102,617
PSS World Medical, Inc.*	19,091	330,083
Psychiatric Solutions, Inc.*	15,344	462,928
Radiation Therapy Services, Inc.*	4,100	118,613
RehabCare Group, Inc.*	5,060	106,209
Res-Care, Inc.*	7,045	157,597
Skilled Healthcare Group, Inc.*	7,200	100,080
Sun Healthcare Group, Inc.*	12,600	217,098
Sunrise Senior Living, Inc.*	12,673	363,842
Universal American Corp.*	13,890	290,718
Virtual Radiologic Corp.*	600	9,084
Visicu, Inc.*	3,400	40,630

		9,772,102

Health Care Technology (0.4%)
Allscripts Healthcare Solutions, Inc.*	14,794	219,395
Computer Programs & Systems, Inc.	3,160	64,938
Eclipsys Corp.*	13,037	335,572
Omnicell, Inc.*	9,600	240,768
Phase Forward, Inc.*	12,100	208,725
TriZetto Group, Inc.*	12,548	244,937
Vital Images, Inc.*	4,965	77,901

		1,392,236

Hotels, Restaurants & Leisure (2.5%)
AFC Enterprises*	7,975	73,928
Ambassadors Group, Inc.	4,600	85,054
Ambassadors International Inc.	3,400	41,208
Ameristar Casinos, Inc.	7,192	158,080
Bally Technologies, Inc.*	15,057	717,315
Benihana, Inc., Class A*	2,100	22,827
BJ’s Restaurants, Inc.*	5,000	86,300
Bluegreen Corp.*	4,400	37,488
Bob Evans Farms, Inc.	9,259	275,363
Buffalo Wild Wings, Inc.*	4,430	111,503
California Pizza Kitchen, Inc.*	8,420	113,081
Carrols Restaurant Group, Inc.*	1,200	9,528
CBRL Group, Inc.	7,100	222,017
CEC Entertainment, Inc.*	7,348	171,429
Chipotle Mexican Grill, Inc.*	9,200	881,544
Churchill Downs, Inc.	2,300	117,231
CKE Restaurants, Inc.	15,197	199,385
Denny’s Corp.*	29,100	98,649
Domino’s Pizza, Inc.	12,660	172,303
Dover Downs Gaming & Entertainment, Inc.	4,443	42,209
Gaylord Entertainment Co.*	11,636	339,655
Great Wolf Resorts, Inc.*	7,800	64,506
IHOP Corp.	4,560	242,774
Isle of Capri Casinos, Inc.*	5,651	62,839
Jack in the Box, Inc.*	17,040	498,079
Jamba, Inc.*	15,200	46,512
Krispy Kreme Doughnuts, Inc.*	17,563	48,298
Landry’s Restaurants, Inc.	3,714	76,174
Life Time Fitness, Inc.*(b)	8,900	394,626
Lodgian, Inc.*	4,120	36,009
Magna Entertainment Corp., Class A*	10,961	9,646
Marcus Corp.	4,934	87,381
McCormick & Schmick’s Seafood Restaurants, Inc.*	4,300	56,416
Monarch Casino & Resort, Inc.*	2,630	56,203
Morgans Hotel Group Co.*	5,800	84,506
Morton’s Restaurant Group, Inc.*	3,300	24,189
MTR Gaming Group, Inc.*	6,200	39,928
Multimedia Games, Inc.*	7,943	61,399
O’Charley’s, Inc.	7,025	97,437
P.F. Chang’s China Bistro, Inc.*	6,585	187,277
Papa John’s International, Inc.*	6,724	170,050
Peet’s Coffee & Tea, Inc.*	4,482	98,335
Pinnacle Entertainment, Inc.*	16,196	295,577
Premier Exhibitions, Inc.*	8,500	51,680
Red Robin Gourmet Burgers, Inc.(b)*	4,159	145,066
Riviera Holdings Corp.*	2,400	54,240
Ruby Tuesday, Inc.	15,460	118,887
Ruth’s Chris Steak House, Inc.*	6,800	56,304
Shuffle Master, Inc.*	10,865	103,652
Six Flags, Inc.*	21,700	42,315
Sonic Corp.*	17,110	379,500
Speedway Motorsports, Inc.	3,345	101,521
Steak N Shake Co. (The)*	6,472	56,565
Texas Roadhouse, Inc., Class A*	15,175	183,162
Town Sports International Holdings, Inc.*	4,900	42,630
Triarc Cos., Inc.	16,195	150,614
Trump Entertainment Resorts, Inc.*	9,200	40,756
Vail Resorts, Inc.*	8,908	421,705
WMS Industries, Inc.*	11,477	429,240

		9,092,095

Household Durables (1.0%)
American Greetings Corp., Class A	14,600	299,592
Avatar Holdings, Inc.*	1,692	72,587
Beazer Homes U.S.A., Inc.	11,300	98,536
Blyth, Inc.	6,720	146,429
Brookfield Homes Corp.	3,447	58,427
Champion Enterprises, Inc.*	21,884	213,807
CSS Industries, Inc.	2,305	67,260
Ethan Allen Interiors, Inc.	6,800	210,460
Furniture Brands International, Inc.	13,835	132,124
Helen of Troy Ltd.*	8,700	147,900
Hooker Furniture Corp.	2,975	65,271
Hovnanian Enterprises, Inc., Class A*	9,700	95,933
iRobot Corp.*	4,100	82,697
La-Z-Boy, Inc.	12,800	97,536
Libbey, Inc.	4,300	66,564
Lifetime Brands, Inc.	3,938	46,783
M/I Homes, Inc.	3,592	53,593
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Household Durables (continued)
Meritage Homes Corp.*	7,600	$121,980
National Presto Industries, Inc.	1,181	66,195
Palm Harbor Homes, Inc.*	2,641	19,781
Russ Berrie & Co., Inc.*	4,157	59,986
Sealy Corp.	10,900	101,588
Skyline Corp.	2,018	58,784
Standard-Pacific Corp.	18,900	72,009
Syntax-Brillian Corp.*	16,900	39,884
Tarragon Corp.*	1,687	2,497
Tempur-Pedic International, Inc.	21,000	416,220
Tupperware Brands Corp.	16,938	626,706
Universal Electronics, Inc.*	4,156	98,954
WCI Communities, Inc.*	9,398	56,858

		3,696,941

Household Products (0.1%)
Central Garden & Pet Co., Class A*	19,212	95,484
Spectrum Brands, Inc.*	11,600	54,404
WD-40 Co.	5,027	169,711

		319,599

Independent Power Producers & Energy Traders (0.1%)
Ormat Technologies, Inc.	4,130	179,531

Industrial Conglomerates (0.3%)
Raven Industries, Inc.	4,280	128,486
Standex International Corp.	3,754	68,285
Tredegar Corp.	8,106	112,349
Walter Industries, Inc.	14,700	616,224

		925,344

Insurance (3.5%)
Alfa Corp.	8,324	182,212
American Equity Investment Life Holding Co.	16,485	136,331
American Physicians Capital, Inc.	2,975	122,927
Amerisafe, Inc.*	6,400	88,000
Amtrust Financial Services, Inc.	8,100	127,170
Argo Group International Holdings Ltd.*	8,362	341,504
Aspen Insurance Holdings Ltd.	24,900	702,678
Assured Guaranty Ltd.	21,600	511,056
Baldwin & Lyons, Inc., Class B	2,281	60,834
Castlepoint Holdings Ltd.	900	11,646
Citizens, Inc.*	11,600	70,064
CNA Surety Corp.*	3,700	65,971
Commerce Group, Inc.	14,100	509,715
Crawford & Co., Class B*	6,920	34,600
Darwin Professional Underwriters, Inc.*	2,100	46,578
Delphi Financial Group, Inc., Class A	12,459	390,963
Donegal Group, Inc., Class A	2,688	46,475
eHealth, Inc.*	3,600	94,284
EMC Insurance Group, Inc.	1,670	39,479
Employers Holdings, Inc.	13,360	233,266
Enstar Group Ltd.*	1,800	186,930
FBL Financial Group, Inc., Class A	3,447	113,579
First Acceptance Corp.*	2,500	10,100
First Mercury Financial Corp.*	4,200	80,262
Flagstone Reinsurance Holdings Ltd	2,600	35,568
FPIC Insurance Group, Inc.*	2,950	124,224
Greenlight Capital Ltd.*	3,800	76,798
Hallmark Financial Services, Inc.*	400	5,204
Harleysville Group, Inc.	3,658	130,408
Hilb, Rogal & Hobbs Co.	10,449	378,045
Hilltop Holdings, Inc.*	12,862	142,640
Horace Mann Educators Corp.	12,359	227,035
Independence Holding Co.	520	6,318
Infinity Property & Casualty Corp.	4,085	162,869
IPC Holdings Ltd.	17,100	439,983
Kansas City Life Insurance Co.	900	42,327
LandAmerica Financial Group, Inc.	4,123	215,056
Max Capital Group Ltd.	17,000	482,630
Meadowbrook Insurance Group, Inc.*	7,200	66,240
Midland Co. (The)	2,446	156,593
Montpelier Re Holdings Ltd.	29,100	498,774
National Financial Partners Corp.	10,101	364,646
National Interstate Corp.	2,000	56,780
National Western Life Insurance Co., Class A	569	106,852
Navigators Group, Inc. (The)*	3,792	218,912
NYMAGIC, Inc.	1,800	42,210
Odyssey Re Holdings Corp.	8,060	306,119
Phoenix Cos., Inc. (The)	31,976	346,300
Platinum Underwriters Holdings Ltd.	16,100	543,375
PMA Capital Corp., Class A*	8,823	70,937
Presidential Life Corp.	6,981	128,032
ProAssurance Corp.*	9,417	543,361
Ram Holdings Ltd.*	5,600	9,856
RLI Corp.	5,714	322,270
Safety Insurance Group, Inc.	4,705	183,589
Scottish Re Group Ltd.*	18,300	21,045
Seabright Insurance Holdings, Inc.*	6,900	101,361
Security Capital Assurance Ltd.	7,100	22,578
Selective Insurance Group	15,968	381,795
State Auto Financial Corp.	3,400	94,962
Stewart Information Services Corp.	5,002	171,218
Tower Group, Inc.	5,700	166,554
United America Indemnity Ltd., Class A*	5,900	121,009
United Fire & Casualty Corp.	6,317	210,861
Validus Holdings Ltd.*	3,700	89,725
Zenith National Insurance Corp.(a)	10,452	416,199

		12,437,882

Internet & Catalog Retail (0.7%)
1-800-FLOWERS.COM, Inc.*	7,146	55,810
Blue Nile, Inc.*	3,503	193,541
FTD Group, Inc.	5,700	72,561
Gaiam, Inc.*	5,000	121,850
GSI Commerce, Inc.*	6,223	101,310
NetFlix, Inc.*	13,280	333,992
Orbitz Worldwide, Inc.*	8,100	50,868
Overstock.com, Inc.*	4,700	49,021
PetMed Express, Inc.*	7,000	86,450
priceline.com, Inc.*	10,599	1,150,204
Shutterfly, Inc.*	4,100	79,745
Stamps.com, Inc.*	5,716	60,361
Systemax, Inc.	2,800	38,696
ValueVision Media, Inc., Class A*	9,158	57,512

		2,451,921

Internet Software & Services (2.3%)
Ariba, Inc.*	22,475	224,076
Art Technology Group, Inc.*	38,300	153,583
Asiainfo Holdings, Inc.*	7,600	66,576
Bankrate, Inc.*	2,955	160,250
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Internet Software & Services (continued)
Chordiant Software, Inc.*	9,940	$86,677
CMGI, Inc.*	13,224	170,590
CNET Networks, Inc.*	42,836	337,976
comScore, Inc.*	1,300	34,801
Constant Contact, Inc.*	1,400	29,848
DealerTrack Holdings, Inc.*	10,100	272,296
Dice Holdings, Inc.*	3,200	20,416
Digital River, Inc.*	11,588	434,550
DivX, Inc.*	6,700	95,475
EarthLink, Inc.*	32,485	221,223
Equinix, Inc.*	10,160	767,385
Greenfield Online, Inc.*	7,100	91,306
HSW International, Inc.*	1,600	6,416
Ibasis, Inc.	7,300	40,880
Imergent, Inc.	3,700	38,554
Infospace, Inc.	9,409	89,480
Internap Network Services Corp.*	12,250	108,045
Internet Brands, Inc*	200	1,544
Internet Capital Group, Inc.*	9,700	91,859
Interwoven, Inc.*	11,861	150,279
iPass, Inc.*	13,171	40,830
J2 Global Communications, Inc.*	13,980	306,302
Keynote Systems, Inc.*	5,700	55,803
Knot, Inc. (The)*	8,500	124,440
Limelight Networks, Inc.*	3,600	25,236
Liquidity Services, Inc.*	2,835	34,048
LivePerson, Inc.*	9,000	35,100
LoopNet, Inc.*	7,800	110,058
Marchex, Inc., Class B	7,600	60,344
Mercadolibre, Inc.*	4,300	159,229
Move, Inc.*	28,339	68,014
NIC, Inc.	9,300	66,495
Omniture, Inc.*	12,091	298,889
On2 Technologies, Inc.*	40,300	40,703
Online Resources Corp.*	7,700	78,617
Openwave Systems, Inc.	24,314	50,330
Perficient, Inc.*	8,400	116,676
RealNetworks, Inc.*	27,028	157,573
S1 Corp.*	16,378	92,699
SAVVIS, Inc.*	7,830	158,166
Sohu.com, Inc.*	7,746	360,421
SonicWALL, Inc.*	18,451	162,000
Switch & Data Facilities Co., Inc.*	3,800	41,800
TechTarget, Inc.*	1,300	17,303
Terremark Worldwide, Inc.*	16,090	91,069
TheStreet.com, Inc.	6,000	66,600
Travelzoo, Inc.*	2,360	37,382
United Online, Inc.	18,970	211,895
ValueClick, Inc.*	28,134	614,165
Vignette Corp.*	8,431	118,624
VistaPrint Ltd.*	12,200	453,962
Vocus, Inc.*	3,900	114,738
Websense, Inc.*	12,850	263,425

		8,327,021

IT Services (1.6%)
Bearingpoint, Inc.	57,115	111,945
CACI International, Inc., Class A	8,800	383,592
Cass Information Systems, Inc.	1,470	41,028
Ciber, Inc.	14,754	71,114
CSG Systems International, Inc.	10,487	133,814
CyberSource Corp.*	18,146	303,946
Euronet Worldwide, Inc.*	13,008	343,932
ExlService Holdings, Inc.	5,700	108,186
Forrester Research, Inc.	3,981	95,544
Gartner, Inc.*	19,526	289,961
Gevity HR, Inc.	8,553	60,042
Global Cash Access, Inc.*	10,400	62,400
Heartland Payment Systems, Inc.	3,900	94,692
iGATE Corp.*	4,400	36,432
Information Services Group, Inc.*	9,400	54,332
infoUSA, Inc.	7,600	66,804
Integral Systems, Inc.	1,951	49,360
Lionbridge Technologies, Inc.*	16,400	53,792
ManTech International Corp., Class A*	5,596	228,876
MAXIMUS, Inc.	4,622	163,064
MPS Group, Inc.*	27,826	279,651
Ness Technologies, Inc.*	8,575	78,804
Perot Systems Corp., Class A*	22,948	278,589
RightNow Technologies, Inc.*	5,200	53,196
Safeguard Scientifics, Inc.*	27,400	52,608
SAIC, Inc.*	45,470	859,383
Sapient Corp.*	23,362	163,768
SI International, Inc.*	3,828	104,619
SRA International, Inc., Class A*	11,600	318,188
SYKES Enterprises, Inc.*	9,467	149,484
Syntel, Inc.	3,640	107,853
TNS, Inc.	7,500	132,525
Virtusa Corp.*	400	5,972
Wright Express Corp.*	10,575	316,616

		5,654,112

Leisure Equipment & Products (0.4%)
Arctic Cat, Inc.	4,478	41,422
Callaway Golf Co.	18,669	334,548
JAKKS Pacific, Inc.*	7,237	170,504
Leapfrog Enterprises, Inc.*	10,140	66,011
Marine Products Corp.	1,626	14,780
MarineMax, Inc.*	4,800	74,256
Nautilus, Inc.	9,430	43,850
Polaris Industries, Inc.	9,600	417,024
RC2 Corp.*	5,865	110,145
Smith & Wesson Holding Corp.*	8,600	40,850
Steinway Musical Instruments, Inc.	2,900	73,283
Sturm Ruger & Co., Inc.*	6,700	60,099

		1,446,772

Life Sciences Tools & Services (1.5%)
Affymetrix, Inc.*	18,400	369,104
Albany Molecular Research*	7,585	81,615
Amag Pharmaceuticals Inc.*	4,460	229,958
Bio-Rad Laboratories, Inc., Class A*	5,215	496,520
Bruker Bioscience Corp.*	17,013	174,383
Cambrex Corp.	7,824	74,328
Dionex Corp.*	5,345	374,684
Enzo Biochem, Inc.*	7,664	71,582
Eresearch Technology, Inc.*	11,289	109,729
Exelixis, Inc.*	30,340	222,089
Illumina, Inc.*	15,080	960,596
Kendle International, Inc.*	3,200	135,648
Luminex Corp.*	10,260	153,592
Medivation, Inc.*	6,100	97,600
Nektar Therapeutics*	27,095	193,187
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (continued)
PAREXEL International Corp.*	7,951	$432,614
Pharmanet Development Group, Inc.*	4,825	196,667
Varian, Inc.*	8,669	470,293
Ventana Medical Systems, Inc.*	7,536	671,081

		5,515,270

Machinery (2.9%)
3D Systems Corp.*	5,300	74,465
Accuride Corp.*	5,078	31,839
Actuant Corp.	15,560	425,255
Albany International Corp., Class A	8,067	282,426
Altra Holdings, Inc.*	2,100	28,371
American Railcar Industries, Inc.	2,700	46,170
Ampco-Pittsburgh Corp.	2,100	81,417
Astec Industries, Inc.*	5,359	165,432
ASV, Inc.*(b)	5,562	99,504
Badger Meter, Inc.	3,600	136,080
Barnes Group, Inc.	13,014	346,823
Blount International, Inc.*	11,700	135,603
Briggs & Stratton Corp.(b)	14,080	293,568
Bucyrus International, Inc., Class A	10,521	975,402
Cascade Corp.	3,146	162,397
Chart Industries, Inc.*	3,900	98,709
CIRCOR International, Inc.	4,685	198,785
Clarcor, Inc.	14,494	543,670
Columbus McKinnon Corp.*	5,000	127,850
Commercial Vehicle Group, Inc.*	5,100	51,000
Dynamic Materials Corp.	3,330	178,421
EnPro Industries, Inc.*	6,200	186,000
ESCO Technologies, Inc.*	6,853	256,919
Federal Signal Corp.	13,843	160,440
Flow International Corp.*	11,700	109,044
Force Protection, Inc.*	18,400	75,256
FreightCar America, Inc.	3,530	133,116
Gehl Co.*	2,995	52,952
Gorman-Rupp	3,897	106,973
Greenbrier Cos., Inc.	4,190	81,454
Hardinge, Inc.	3,300	56,265
Hurco Co., Inc.*	1,300	47,541
Kadant, Inc.*	4,103	108,442
Kaydon Corp.	7,548	329,772
L.B. Foster Co.*	3,000	138,090
Lindsay Manufacturing Co.	3,028	184,769
Middleby Corp.*	3,870	230,691
Miller Industries, Inc.*	2,500	33,250
Mueller Industries, Inc.	10,325	289,100
Mueller Water Products, Inc., Class A	32,570	276,519
NACCO Industries, Inc., Class A	1,422	142,285
Nordson Corp.	9,697	483,686
RBC Bearings, Inc.*	6,100	182,634
Robbins & Myers, Inc.	4,023	266,644
Sun Hydraulics Corp.	2,950	67,850
Tecumseh Products Co.*	4,501	104,963
Tennant Co.	4,424	145,948
Titan International, Inc.	6,400	182,336
Trimas Corp.*	2,700	18,711
TurboChef Technologies, Inc.*	6,200	63,550
Twin Disc, Inc.	3,000	45,420
Valmont Industries, Inc.	5,315	444,865
Wabash National Corp.	8,240	75,726
Wabtec Corp.	13,578	466,947
Watts Industries, Inc.	8,930	265,132
Xerium Technologies, Inc.	6,200	29,512

		10,325,989

Marine (0.3%)
American Commercial Lines, Inc.*	14,500	293,770
Eagle Bulk Shipping, Inc.	12,700	313,944
Genco Shipping & Trading Ltd.	5,800	286,056
Horizon Lines, Inc., Class A	9,600	180,384
TBS International Ltd.*	1,400	46,634
Ultrapetrol Bahamas Ltd.*	4,500	72,225

		1,193,013

Media (1.7%)
Arbitron, Inc.	7,453	297,896
Belo Corp., Class A	24,000	398,640
Carmike Cinemas, Inc.	5,115	30,639
Charter Communications, Inc.*	122,620	143,465
Cinemark Holdings, Inc.	6,700	95,810
Citadel Broadcasting Co.	56,760	82,870
CKX, Inc.	11,700	117,000
Cox Radio, Inc.*	9,590	114,505
Cross Media Marketing Corp.*	100	0
Crown Media Holdings, Inc.*	4,358	25,233
Cumulus Media, Inc.*	9,994	64,062
DG Fastchannel, Inc.*	4,600	97,382
Dolan Media Co.*	2,600	58,916
Emmis Communications Corp.*	9,047	25,241
Entercom Communications Corp.	9,400	115,714
Entravision Communications Corp.*	17,473	123,010
Fisher Cos., Inc.*	1,400	45,990
GateHouse Media, Inc.	6,710	65,959
Gemstar-TV Guide International, Inc.*	70,900	305,579
Global Sources Ltd.*	5,570	73,802
Gray Television, Inc.	11,358	86,094
Harris Interactive, Inc.*	14,700	46,599
Interactive Data Corp.	9,500	275,025
Journal Communications, Inc.	11,920	98,340
Knology, Inc.*	6,200	70,370
Lakes Entertainment, Inc.*	5,900	38,822
Lee Enterprises, Inc.	13,200	157,608
Lin TV Corp., Class A*	7,200	93,960
Live Nation, Inc.*	20,900	227,810
LodgeNet Entertainment Corp.*	6,589	99,428
Martha Stewart Living Omnimedia, Inc.*	7,708	52,723
Marvel Entertainment, Inc.*	14,350	404,670
Media General, Inc., Class A	5,300	100,806
Mediacom Communications Corp.*	17,641	87,499
Morningstar, Inc.*	3,500	231,175
National Cinemedia, Inc.	12,020	273,936
Nexstar Broadcasting Group, Inc., Class A*	1,500	11,400
Playboy Enterprises, Inc.*	6,634	56,256
Primedia, Inc.	10,866	88,667
Radio One, Inc., Class D*	20,360	32,576
RCN Corp.	7,430	86,559
Salem Communications Corp., Class A	2,100	7,917
Scholastic Corp.*	8,722	298,903
Sinclair Broadcast Group, Inc.	14,235	128,115
Spanish Broadcasting System, Inc.*	12,479	22,587
Sun-Times Media Group, Inc.*	21,974	31,862
TiVo, Inc.*	27,779	243,622
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Media (continued)
Valassis Communications, Inc., Class A*	13,600	$130,016
Value Line, Inc.	100	3,914
Westwood One, Inc.	21,100	33,338
World Wrestling Federation Entertainment, Inc.	6,669	99,902

		5,902,212

Metals & Mining (1.5%)
A.M. Castle & Co.	3,400	72,012
AMCOL International Corp.	7,250	177,770
Apex Silver Mines Ltd.*	16,700	237,975
Brush Engineered Materials, Inc.*	5,736	164,164
Century Aluminum Co.*	8,307	431,881
Coeur d’Alene Mines Corp.(b)*	128,555	587,496
Compass Minerals International, Inc.	9,260	392,809
Esmark, Inc.*	2,700	27,135
General Moly, Inc.*	13,600	137,088
Haynes International, Inc.*	3,000	132,540
Hecla Mining Co.*	34,138	317,483
Horsehead Holding Corp.*	800	11,992
Kaiser Aluminum Corp.	4,400	281,424
Metal Management, Inc.	7,290	362,167
Olympic Steel, Inc.	2,600	87,854
Quanex Corp.	10,575	554,236
Royal Gold, Inc.	6,975	209,669
RTI International Metals, Inc.*	6,210	343,103
Schnitzer Steel Industries, Inc.	5,879	333,104
Stillwater Metals & Mining Co.*	10,635	110,817
U.S. Gold Corp.*	15,100	57,380
Universal Stainless & Alloy Products, Inc.*	2,000	49,480
Worthington Industries, Inc.	19,575	320,834

		5,400,413

Multi-Utilities (0.5%)
Aquila, Inc.*	99,485	349,192
Avista Corp.	15,076	303,782
Black Hills Corp.	10,680	413,743
C.H. Energy Group, Inc.	4,563	176,086
Northwestern Corp.	9,400	271,660
PNM Resources, Inc.	21,200	409,584

		1,924,047

Multiline Retail (0.1%)
99 Cents Only Stores*	13,516	112,453
Bon-Ton Stores, Inc.	2,760	21,390
Fred’s, Inc.	11,660	109,954
Retail Ventures, Inc.*	6,005	39,993
Tuesday Morning Corp.	10,442	63,070

		346,860

Natural Gas Utilities (0.9%)
EnergySouth, Inc.	1,900	110,048
Laclede Group, Inc. (The)	5,500	184,690
New Jersey Resources Corp.	7,958	373,151
Nicor, Inc.	12,087	495,567
Northwest Natural Gas Co.	7,816	370,009
Piedmont Natural Gas Co., Inc.	20,300	508,921
South Jersey Industries, Inc.	8,704	304,901
Southwest Gas Corp.	11,986	342,200
WGL Holdings, Inc.	13,195	425,407

		3,114,894

Oil, Gas & Consumable Fuels (3.9%)
Alon U.S.A. Energy, Inc.	3,800	69,160
Alpha Natural Resources, Inc.*	18,500	619,010
Apco Argentina, Inc.	1,800	41,598
Approach Resources*	1,400	21,448
Arena Resources, Inc.*	8,500	302,345
Arlington Tankers Ltd.	2,900	61,538
Atlas America, Inc.	6,165	315,710
ATP Oil & Gas Corp.(b)*	6,700	252,188
Aventine Renewable Energy Holdings, Inc.*	8,710	83,268
Berry Petroleum Co., Class A	11,180	418,914
Bill Barrett Corp.*	8,800	367,576
Bois d’Arc Energy, Inc.*	4,200	80,430
BPZ Energy, Inc.*	15,400	197,428
Brigham Exploration Co.*	14,902	103,420
Callon Petroleum Corp.*	6,100	94,001
Carrizo Oil & Gas, Inc.*	6,440	313,499
Clayton Williams Energy, Inc.*	1,900	68,590
Clean Energy Fuel Corp.*	3,000	45,270
Comstock Resources, Inc.*	12,631	400,403
Concho Resources, Inc.*	5,600	113,680
Contango Oil & Gas Co.*	3,900	234,000
Crosstex Energy, Inc.	10,700	350,318
CVR Energy, Inc.*	5,000	132,500
Delek U.S. Holdings, Inc.	2,500	41,075
Delta Petroleum Corp.*	18,880	378,544
Double Hull Tankers, Inc.	6,500	72,865
Edge Petroleum Corp.*	8,436	55,762
Encore Acquisition Co.*	14,975	488,185
Energy Infrastructure Acquisition Corp.*	6,400	63,680
Energy Partners Ltd.*	8,861	107,484
Evergreen Energy, Inc.*	19,760	45,448
EXCO Resources, Inc.*	17,600	263,824
F.X. Energy, Inc.*	12,600	72,072
General Maritime Corp.	7,300	181,332
Geoglobal Resources, Inc.*	11,600	42,456
GeoMet, Inc.*	2,200	11,308
GMX Resources, Inc.*	3,300	88,968
Golar LNG Ltd.	9,900	204,435
Goodrich Petroleum Corp.*	4,695	93,477
Gulfport Energy Corp.*	6,600	99,990
Harvest Natural Resources, Inc.*	10,865	131,684
International Coal Group, Inc*	33,400	207,414
Kayne Anderson Energy Development	2,100	49,161
Knightsbridge Tankers Ltd.	5,400	141,750
Mariner Energy, Inc.*	23,500	588,910
Markwest Hydrocarbon, Inc.	1,900	118,883
McMoRan Exploration Co.*	12,407	195,286
Meridian Resource Corp.*	24,300	40,581
Nordic American Tanker Shipping Ltd.	7,800	243,516
Nova Biosource Fuels, Inc.*	4,400	9,636
Oilsands Quest, Inc.*	35,900	114,880
Pacific Ethanol, Inc.*	9,300	56,451
Parallel Petroleum Corp.*	10,865	150,806
Penn Virginia Corp.	10,980	467,858
Petrohawk Energy Corp.*	47,819	753,149
Petroleum Development Corp.*	4,456	256,220
Petroquest Energy, Inc.*	11,900	153,748
Rentech, Inc.*	52,000	69,680
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)*
Oil, Gas & Consumable Fuels (continued)*
Rex Energy Corp.*	1,600	$18,544
Rossetta Resources, Inc.*	15,105	264,791
Ship Finance International	9,000	235,080
Stone Energy Corp.*	7,559	309,919
Swift Energy Co.*	8,520	367,638
Toreador Resources Corp.*	5,400	54,432
TXCO Resources, Inc.*	10,500	132,825
U.S. BioEnergy Corp.*	3,500	29,050
Uranium Resources, Inc.*	13,800	111,918
USEC, Inc.*	28,613	230,907
Vaalco Energy, Inc.*	16,000	72,000
Venoco, Inc.*	3,100	47,399
VeraSun Energy Corp.*	10,190	106,485
Verenium Corp.*	13,133	53,845
Warren Resources, Inc.*	16,640	211,661
Whiting Petroleum Corp.*	11,855	637,088
World Fuel Services Corp.	7,520	198,979

		13,829,373

Other Financial (0.0%)
Marathon Acquisition Corp.*	9,900	79,200
NTR Acquisition Co.*	7,300	70,299

		149,499

Paper & Forest Products (0.4%)
AbitibiBowater, Inc.*	15,350	380,219
Buckeye Technologies, Inc.*	9,590	126,109
Deltic Timber Corp.	2,856	152,396
Glatfelter Co.	12,910	186,679
Mercer International, Inc.*	8,620	73,873
Neenah Paper, Inc.	4,400	119,240
Schweitzer-Mauduit International, Inc.	4,542	108,281
Wausau-Mosinee Paper Corp.	12,047	107,821

		1,254,618

Personal Products (0.3%)
American Oriental Bioengineering, Inc.*	15,300	149,481
Chattem, Inc.*	4,526	347,235
Elizabeth Arden, Inc.*	7,007	140,490
Inter Parfums, Inc.	2,300	39,123
Mannatech, Inc.	6,300	38,556
Nu Skin Enterprises, Inc., Class A	14,398	236,559
Prestige Brands Holdings, Inc.*	10,000	74,700
Revlon Co., Inc., Class A*	53,406	57,678
USANA Health Sciences, Inc.*	2,010	87,134

		1,170,956

Pharmaceuticals (1.3%)
Akorn, Inc.*	16,800	126,000
Alexza Pharmaceuticals, Inc.*	6,100	38,430
Alpharma, Inc., Class A*	11,248	230,809
Auxilium Pharmaceuticals, Inc.*	8,900	304,380
Beijing Med-Pharm Corp.*	9,700	81,383
Bentley Pharmaceuticals, Inc.*	5,149	74,609
Biodel, Inc.*	900	16,047
Bioform Medical, Inc.*	1,500	10,500
Biomimetic Therapeutics, Inc.*	3,700	55,019
Bradley Pharmaceutical*	3,500	69,615
Cadence Pharmaceuticals, Inc.*	3,500	19,915
Caraco Pharmaceutical Laboratories Ltd.*	2,200	33,792
Cypress Bioscience, Inc.*	10,720	89,941
Discovery Laboratories, Inc.*	25,000	47,500
Durect Corp.*	18,800	95,692
Javelin Pharmaceuticals, Inc.*	9,300	34,224
Jazz Pharmaceuticals, Inc.*	900	11,790
KV Pharmaceutical Co., Class A*	10,023	260,398
Map Pharmaceuticals*	900	11,700
Medicines Co. (The)*	13,579	232,472
Medicis Pharmaceutical Corp., Class A	14,760	299,776
Nastech Pharmaceutical Co., Inc.*	8,600	20,296
Noven Pharmaceuticals, Inc.*	7,200	96,696
Obagi Medical Products, Inc.*	2,200	32,736
Pain Therapeutics, Inc.*	11,010	95,347
Par Pharmaceutical Cos., Inc.*	8,795	168,688
Penwest Pharmaceuticals Co.(b)*	7,140	36,343
Perrigo Co.	21,711	669,567
Pozen, Inc.	7,505	91,861
Salix Pharmaceuticals, Ltd.*	14,270	99,176
Santarus, Inc.*	12,800	28,544
Sciele Pharma, Inc.*	10,035	240,037
Sirtris Pharmaceuticals, Inc.*	1,900	22,914
Somaxon Parmaceuticals, Inc.*	4,900	20,237
Sucampo Pharmaceuticals, Inc., Class A*	500	6,635
SuperGen, Inc.*	16,634	54,559
Valeant Pharmaceuticals International*	27,000	305,640
Viropharma, Inc.*	19,700	174,542
Vivus, Inc.*	14,500	87,870
XenoPort, Inc.*	5,700	349,752

		4,745,432

Real Estate Investment Trusts (REITs) (5.8%)
Acadia Realty Trust	9,399	235,445
Agree Realty Corp.	2,300	67,896
Alesco Financial, Inc.	13,800	49,818
Alexander’s, Inc.*	500	175,050
Alexandria Real Estate Equities, Inc.(a)	9,036	887,606
American Campus Communities, Inc.	7,750	223,587
American Financial Realty Trust	38,100	313,563
Anthracite Capital, Inc.	17,951	134,812
Anworth Mortgage Asset Corp.	18,600	164,982
Arbor Realty Trust, Inc.	3,630	64,505
Ashford Hospitality Trust, Inc.	30,310	189,437
Associated Estates Realty Corp.	5,600	55,160
BioMed Realty Trust, Inc.	17,403	401,661
BRT Realty Trust	3,000	47,310
Capital Lease Funding, Inc.	12,800	103,808
Capital Trust Inc., Class A	3,468	99,497
CBRE Realty Finance, Inc.	6,200	35,278
Cedar Shopping Centers, Inc.	12,500	139,125
Chimera Investment Corp.	8,600	164,690
Corporate Office Properties Trust	11,080	354,892
Cousins Properties, Inc.	11,502	305,953
Crystal River Capital, Inc.	6,000	84,120
DCT Industrial Trust, Inc.	47,670	451,435
Deerfield Capital Corp.	13,700	109,463
DiamondRock Hospitality Co.	26,760	351,894
Digital Reality Trust, Inc.	15,910	568,464
DuPont Fabros Technology, Inc.	8,900	153,347
EastGroup Properties, Inc.	6,810	281,866
Education Realty Trust, Inc.	9,200	108,376
Entertainment Properties Trust	8,014	396,693
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Real Estate Investment Trusts (REITs) (continued)
Equity Lifestyle Properties, Inc.	5,736	$250,491
Equity One, Inc.	10,425	246,134
Extra Space Storage, Inc.	16,840	254,958
FelCor Lodging Trust, Inc.	17,800	240,478
First Industrial Realty Trust Inc.	12,802	445,894
First Potomac Realty Trust	7,700	133,903
Franklin Street Properties Corp.	15,400	220,990
Friedman, Billings, Ramsey Group, Inc.	39,700	128,231
Getty Realty Corp.	4,235	111,381
Glimcher Realty Trust	11,578	153,524
GMH Communities Trust	9,870	52,114
Gramercy Capital Corp.	6,400	148,160
Healthcare Realty Trust, Inc.	14,400	371,952
Hersha Hospitality Trust	9,700	87,203
Highwood Properties, Inc.	16,064	480,796
Home Properties, Inc.	8,890	426,631
Impac Mortgage Holdings	25,228	37,085
Inland Real Estate Corp.	15,770	211,003
Investors Real Estate Trust	13,997	137,171
JER Investors Trust, Inc.	7,700	78,925
Kite Realty Group Trust	6,969	91,712
Lasalle Hotel Properties	11,386	312,090
Lexington Realty Trust	18,795	280,985
LTC Properties, Inc.	5,940	154,737
Luminent Mortgage Capital, Inc.	11,557	10,517
Maguire Properties, Inc.	10,810	298,140
Medical Properties Trust, Inc.	15,210	192,254
MFA Mortgage Investments, Inc.	34,174	348,575
Mid-America Apartment Communities, Inc.	7,192	329,466
Mission West Properties, Inc.	3,600	34,200
National Health Investors, Inc.	5,937	175,498
National Retail Properties, Inc.	19,140	434,861
Nationwide Health Properties, Inc.	25,274	797,647
Newcastle Investment Corp.	11,897	148,713
NorthStar Realty Finance Corp.	15,420	149,728
Novastar Financial, Inc.*(b)	1	1
Omega Healthcare Investors, Inc.	18,300	301,950
Parkway Properties, Inc.	4,582	164,585
Pennsylvania Real Estate Investment Trust	9,167	244,301
Post Properties, Inc.	11,776	497,772
Potlatch Corp.	11,041	473,990
PS Business Parks, Inc.	4,045	203,261
Quadra Realty Trust, Inc.	3,400	36,720
RAIT Financial Trust	16,743	155,040
Ramco-Gershenson Properties Trust	5,439	121,290
Realty Income Corp.	28,500	694,830
Redwood Trust, Inc.	6,620	274,796
Resource Capital Corp.	4,900	47,530
Saul Centers, Inc.	3,345	171,364
Senior Housing Properties Trust	23,897	535,054
Sovran Self Storage, Inc.	5,601	221,912
Strategic Hotels and Resorts, Inc.	21,132	303,244
Sun Communities, Inc.	4,710	91,044
Sunstone Hotel Investors, Inc.	17,750	295,360
Tanger Factory Outlet Centers, Inc.	8,897	334,260
U-Store-It Trust	13,410	127,663
Universal Health Realty Income Trust	2,873	103,572
Urstadt Biddle Properties, Inc,, Class A	4,880	75,347
Washington Real Estate Investment Trust	12,784	402,185
Winthrop Realty Trust	11,300	63,958

		20,636,909

Real Estate Management & Development (0.1%)
Consolidated Tomoka Land Co.(b)	1,580	82,002
Fx Real Estate & Entertainment*	2,340	14,742
Grubb & Ellis Co.	8,400	36,624
Meruelo Maddux Properties, Inc.*	11,770	61,793
Stratus Properties*	900	30,294
Tejon Ranch Co.(b)*	2,643	99,958
Thomas Properties Group, Inc.	7,900	87,295

		412,708

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)

Road & Rail (0.5%)
AMERCO*	2,704	187,874
Arkansas Best Corp.	5,725	176,273
Dollar Thrifty Automotive Group, Inc.*	6,500	158,665
Genesee & Wyoming, Inc., Class A*	8,080	220,665
Heartland Express, Inc.	15,746	255,872
Knight Transportation, Inc.	15,020	257,743
Marten Transport Ltd.*	3,445	58,599
Old Dominion Freight Line, Inc.*	8,479	247,163
Patriot Transportation Holding, Inc.*	300	25,650
Saia, Inc.*	4,655	65,682
Universal Truckload Services, Inc.*	1,200	26,640
Werner Enterprises, Inc.	12,062	245,703

		1,926,529

Semiconductors & Semiconductor Equipment (2.9%)
Actel Corp.*	7,109	84,668
Advanced Analogic Technologies, Inc.*	11,000	74,140
Advanced Energy Industries, Inc.*	10,245	110,748
AMIS Holdings, Inc.*	19,175	140,169
Amkor Technology, Inc.*	27,900	213,156
Anadigics, Inc.*	16,700	166,833
Applied Micro Circuits Corp.*	20,217	162,342
Asyst Technologies, Inc.*	13,409	39,557
Atheros Communications*	15,565	425,080
ATMI, Inc.*	9,857	259,239
AuthenTec, Inc.*	1,300	16,185
Axcelis Technologies, Inc.*	27,633	110,256
Brooks Automation, Inc.*	20,578	252,904
Cabot Microelectronics Corp.*	6,832	236,251
Cavium Networks, Inc.*	1,300	24,843
Cirrus Logic, Inc.*	25,397	107,937
Cohu, Inc.	6,745	100,838
Conexant Systems, Inc.(a)*	140,140	96,697
Credence Systems Corp.*	27,422	35,923
Cymer, Inc.*	8,438	227,910
Diodes, Inc.*	8,540	197,701
DSP Group, Inc.*	9,648	110,470
Eagle Test Systems, Inc.*	2,600	30,914
Entegris, Inc.*	34,454	265,296
Exar Corp.*	13,364	109,718
FEI Co.*	10,268	232,673
FormFactor, Inc.*	12,737	308,490
Hittite Microwave Corp.*	4,200	167,244
IXYS Corp.*	7,302	54,838
Kulicke & Soffa Industries, Inc.*	17,068	91,996
Lattice Semiconductor Corp.(a)*	32,975	87,384
LTX Corp.*	18,473	49,877
Mattson Technology, Inc.*	14,274	81,362
Micrel, Inc.	16,658	101,614
Microsemi Corp.*	21,608	490,934
Microtune, Inc.*	15,650	91,396
MIPS Technologies, Inc.*	12,674	56,399
MKS Instruments, Inc.*	14,923	277,568
Monolithic Power System, Inc.*	6,800	106,352
Netlogic Microsystems, Inc.*	4,700	122,200
OmniVision Technologies, Inc.*	14,428	204,300
ON Semiconductor Corp.*	68,413	443,316
PDF Solutions, Inc.*	6,800	58,752
Pericom Semiconductor Corp.*	7,500	101,700
Photronics, Inc.*	10,892	132,773
PLX Technology, Inc.*	7,100	49,842
PMC-Sierra, Inc.*	60,500	283,745
RF Micro Devices, Inc.*	73,260	236,630
Rubicon Technology, Inc.*	1,400	33,110
Rudolph Technologies, Inc.*	8,387	85,967
Semitool, Inc.*	6,018	52,838
Semtech Corp.*	16,335	208,598
Silicon Image, Inc.*	23,806	105,222
Silicon Storage Technology, Inc.*	25,684	72,943
SiRF Technology Holdings, Inc.*	16,175	247,639
Skyworks Solutions, Inc.*	45,337	364,963
Spansion, Inc., Class A*	21,500	82,130
Standard Microsystems Corp.*	6,561	196,305
Supertex, Inc.*	3,280	64,682
Techwell, Inc.*	3,000	31,230
Tessera Technologies, Inc.*	13,528	529,892
Trident Microsystems, Inc.*	16,573	83,362
TriQuint Semiconductor, Inc.*	39,639	187,889
Ultra Clean Holdings, Inc.*	5,600	54,824
Ultratech Stepper, Inc.*	7,450	70,775
Veeco Instruments, Inc.*	9,042	128,035
Volterra Semiconductor Corp.*	6,200	56,916
Zoran Corp.*	14,059	165,896

		10,254,376

Software (3.6%)
ACI Worldwide, Inc.*	10,596	157,880
Actuate Corp.*	17,400	99,180
Advent Software, Inc.*	4,993	225,484
Ansoft Corp.*	4,900	104,076
Ansys, Inc.*	21,872	763,552
Aspen Technology, Inc.*	23,619	331,847
Blackbaud, Inc.	12,294	340,175
Blackboard, Inc.*	7,700	269,346
BladeLogic, Inc.*	1,100	18,073
Borland Software Corp.(b)*	24,546	61,365
Bottomline Technologies, Inc.*	6,400	82,944
Commvault Systems, Inc.*	10,300	191,786
Concur Technologies, Inc.*	12,100	424,226
Deltek, Inc.*	1,600	20,800
Double-Take Software, Inc.*	2,500	38,750
Epicor Software Corp.*	16,589	183,308
EPIQ Systems, Inc.*	7,975	117,631
eSpeed, Inc.*	6,811	79,689
FalconStor Software, Inc.*	9,299	82,017
I2 Technologies, Inc.*	5,100	71,451
Informatica Corp.*	24,853	479,911
Interactive Intelligence, Inc.*	3,800	62,244
InterVoice, Inc.*	12,556	81,614
Jack Henry & Associates, Inc.	22,235	546,536
JDA Software Group, Inc.*	7,429	132,162
Lawson Software, Inc.*	35,040	304,498
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Software (continued)
Macrovision Corp.*	14,052	$235,933
Magma Design Automation, Inc.*	12,298	140,197
Manhattan Associates, Inc.*	7,740	191,875
Mentor Graphics Corp.*	26,000	214,500
MICROS Systems, Inc.*	11,434	704,106
MicroStrategy, Inc.*	2,486	181,279
Midway Games, Inc.*	7,137	15,630
Monotype Imaging Holdings, Inc.*	2,200	32,516
MSC Software Corp.*	12,700	164,846
Net 1 UEPS Technologies, Inc.(b)*	11,900	341,292
Nuance Communications, Inc.*	40,832	648,821
Opentv Corp.*	17,200	20,296
Parametric Technology Corp.*	32,495	534,543
Pegasystems, Inc.	2,400	23,544
Progress Software Corp.*	11,935	352,321
PROS Holdings, Inc.*	1,400	21,490
QAD, Inc.	2,300	20,401
Quality Systems, Inc.	4,954	150,552
Quest Software, Inc.*	19,362	289,462
Radiant Systems, Inc.*	7,635	92,842
Renaissance Learning, Inc.	1,365	18,810
Secure Computing Corp.*	14,291	127,904
Smith Micro Software, Inc.*	7,500	56,475
Solera Holdings, Inc.*	7,600	173,204
Sonic Solutions*	7,500	67,200
Sourcefire, Inc.*	2,300	15,640
Sourceforge, Inc.*	14,600	25,842
SPSS, Inc.*	5,273	174,273
Successfactors Inc*	1,700	15,317
Sybase, Inc.*	25,800	728,076
Synchronoss Technologies, Inc.*	4,800	102,240
Take-Two Interactive Software, Inc.*	19,300	317,292
Taleo Corp., Class A*	4,200	88,746
THQ, Inc.*	17,941	323,117
TIBCO Software, Inc.*	53,960	401,462
Tyler Technologies, Inc.*	11,200	149,856
Ultimate Software Group, Inc. (The)*	7,400	200,170
Unica Corp.*	1,500	11,220
Vasco Data Security International, Inc.*	7,500	142,275
Veraz Networks, Inc.*	400	1,944
Wind River Systems, Inc.*	21,246	178,254

		12,966,308

Specialty Retail (2.3%)
A.C. Moore Arts & Crafts, Inc.*	5,880	70,442
Aaron Rents, Inc.	12,001	229,459
Aeropostale, Inc.*	19,099	538,019
Asbury Automotive Group, Inc.	7,460	105,783
Bebe Stores, Inc.	8,300	95,616
Big 5 Sporting Goods Corp.	7,400	88,134
Blockbuster, Inc.*	53,980	168,418
Books-A-Million, Inc.	5,300	56,551
Borders Group, Inc.(b)	15,100	170,026
Brown Shoe Co., Inc.	11,654	200,449
Buckle, Inc. (The)	3,538	147,145
Build-A-Bear-Workshop, Inc.*	5,200	70,876
Cabela’s, Inc., Class A*	9,705	143,149
Cache, Inc.*	3,700	40,663
Casual Male Retail Group, Inc.*	12,306	59,807
Cato Corp.	8,091	132,450
Charlotte Russe Holding, Inc.*	7,336	132,268
Charming Shoppes*	34,410	221,944
Children’s Place Retail Store, Inc. (The)*	5,811	107,736
Christopher & Banking Corp.	9,639	123,090
Citi Trends, Inc.*	4,700	64,249
Collective Brands, Inc.*	17,414	306,835
Conn’s, Inc.*	4,000	77,200
CSK Auto Corp.*	12,300	73,431
Dress Barn, Inc.*	13,529	164,919
DSW, Inc. Class A*	4,565	84,270
Eddie Bauer Holdings, Inc.*	6,600	42,372
Finish Line, Inc., Class A (The)	11,374	25,478
Gander Mountain Co.*	3,600	17,352
Genesco, Inc.*	6,620	220,843
Group 1 Automotive, Inc.	6,363	168,238
Gymboree Corp.*	7,602	290,548
Haverty Furniture Cos., Inc.	5,975	61,124
Hhgregg, Inc.*	1,700	20,757
Hibbett Sports, Inc.*	9,059	168,407
HOT Topic, Inc.	11,738	65,146
J Crew Group, Inc.*	10,990	502,463
Jo-Ann Stores, Inc.*	6,583	83,407
JoS. A. Bank Clothiers, Inc.*	4,555	124,078
Lithia Motors, Inc., Class A	4,173	63,805
Men’s Wearhouse, Inc.	15,300	389,997
Midas, Inc.*	4,400	77,440
Monro Muffler, Inc.	5,475	101,288
New York & Co., Inc.*	6,500	36,140
Nexcen Brands, Inc.*	15,300	64,872
Pacific Sunwear of California*	18,460	205,275
Pep Boys — Manny, Moe & Jack (The)	10,583	115,672
Pier 1 Imports, Inc.*	24,000	164,400
Rent-A-Center, Inc.*	19,950	341,145
Sally Beauty Holdings, Inc.*	24,300	198,288
Select Comfort Corp.*	13,404	105,355
Shoe Carnival, Inc.*	3,200	47,296
Sonic Automotive, Inc.	8,852	177,482
Stage Stores, Inc.	11,001	131,682
Stein Mart, Inc.	9,533	$60,916
Talbots, Inc.	5,400	52,218
Tween Brands, Inc.*	6,507	208,419
Ulta Salon, Cosmetics & Fragrance, Inc.*	2,900	44,196
West Marine, Inc.*	5,062	43,229
Wet Seal, Inc. (The), Class A*	25,005	76,265
Zale Corp.*	11,502	188,633
Zumiez, Inc.*	5,000	96,150

		8,453,305

Textiles, Apparel & Luxury Goods (1.4%)
Carter’s, Inc.*	16,608	305,753
Cherokee, Inc.	2,600	87,854
Cole (Kenneth) Productions, Inc., Class A	3,070	53,142
Columbia Sportswear Co.	4,000	174,600
Deckers Outdoor Corp.*	3,478	421,673
FGX International Holdings Ltd.*	2,300	23,230
Fossil, Inc.*	12,345	419,483
G-III Apparel Group*	4,400	58,828
Heelys, Inc.*	1,700	10,200
Iconix Brand Group, Inc.*	14,000	291,060
K-Swiss, Inc., Class A	7,481	135,855
Kellwood Co.	7,067	141,199
Lululemon Athletica, Inc.*	3,600	122,004
Maidenform Brands, Inc.*	6,800	84,320
Movado Group, Inc.	4,637	112,308
Oxford Industries, Inc.	4,457	101,486
Perry Ellis International, Inc.*	3,382	59,354
Quiksilver, Inc.*	33,200	316,396
Skechers U.S.A., Inc., Class A*	5,885	117,818
Steven Madden Ltd.*	5,898	100,679
Timberland Co., Class A(a)*	12,800	210,048
True Religion Apparel, Inc.*	4,100	76,465
Under Armour, Inc.*	6,530	262,833
UniFirst Corp.	4,143	169,200
Volcom, Inc.*	4,200	84,756
Warnaco Group, Inc. (The)*	13,123	470,984
Weyco Group, Inc.	1,500	45,000
Wolverine World Wide, Inc.(a)	14,746	373,221

		4,829,749

Thrifts & Mortgage Finance (1.3%)
Anchor BanCorp Wisconsin, Inc.	6,117	152,925
Bank Mutual Corp.	15,260	187,545
BankAtlantic Bancorp, Inc., Class A	13,212	74,648
BankFinancial Corp.	6,700	108,071
BankUnited Financial Corp., Class A	7,874	46,693
Beneficial Mutual Bancorp, Inc.*	8,400	83,160
Berkshire Hills Bancorp, Inc.	2,440	57,999
Brookline Bancorp, Inc.	18,185	190,033
Centerline Holding Co.	14,621	83,193
Clayton Holdings, Inc.*	1,900	8,493
Clifton Savings Bancorp, Inc.	1,600	16,160
Corus Bankshares, Inc.	11,340	144,245
Dime Community Bancshares	8,064	121,202
Downey Financial Corp.	5,500	189,750
Federal Agricultural Mortgage Corp., Class C	3,000	82,560
First Busey Corp.	6,350	137,668
First Financial Holdings, Inc.	3,500	85,190
First Niagara Financial Group, Inc.	28,190	358,577
First Place Financial Corp.	5,235	82,242
FirstFed Financial Corp.*	3,436	144,140
Flagstar Bancorp	12,995	107,209
Flushing Financial Corp.	6,250	99,938
Franklin Bank Corp.*	9,465	55,654
Fremont General Corp.*	20,200	66,660
Imperial Capital Bancorp, Inc.	1,735	35,151
Kearny Financial Corp.	4,500	53,325
KNBT Bancorp, Inc.	8,700	159,210
NASB Financial, Inc.	500	14,600
NewAlliance Bancshares, Inc.	32,220	396,306
Northwest Bancorp, Inc.	4,490	130,434
Ocwen Financial Corp.*	8,760	54,662
Oritani Financial Corp.*	2,100	24,234
PFF Bancorp, Inc.	6,705	83,880
Provident Financial Services, Inc.	17,606	242,082
Provident New York Bancorp(b)	10,375	143,175
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Index Fund

	Shares	Value
Common Stocks (continued)
Thrifts & Mortgage Finance (continued)
Rockville Financial, Inc.	2,200	$24,948
Roma Financial Corp.	1,700	26,724
TierOne Corp.	6,161	123,959
Triad Guaranty, Inc.*	3,234	22,606
TrustCo Bank Corp.	22,608	232,862
United Community Financial Corp.	5,611	34,957
ViewPoint Financial Group	3,500	53,235
Wauwatosa Holdings, Inc.*	1,460	19,418
Westfield Financial, Inc.	2,828	28,960
WSFS Financial Corp.	2,109	112,410

		4,701,093

Tobacco (0.2%)
Alliance One International, Inc.*	27,511	103,716
Universal Corp.	7,632	380,150
Vector Group Ltd.	9,528	176,268

		660,134

Trading Companies & Distributors (0.6%)
Applied Industrial Technologies, Inc.	11,412	344,528
Beacon Roofing Supply, Inc.*	12,770	118,506
BlueLinx Holdings, Inc.	1,980	9,068
Electro Rent Corp.	3,600	50,688
H&E Equipment Services, Inc.*	5,200	86,372
Houston Wire & Cable Co.	5,000	73,650
Interline Brands, Inc.*	6,900	137,034
Kaman Corp., Class A*	7,208	212,924
Lawson Products, Inc.	1,124	35,721
NuCo2, Inc.*	4,175	117,777
Rush Enterprises, Inc., Class A*	8,750	146,825
TAL International Group, Inc.	3,800	83,676
Textainer Group Holdings Ltd.	1,000	10,800
UAP Holding Corp.	14,560	558,231
Watsco, Inc.	5,833	215,121

		2,200,921

Transportation (0.0%)
Celadon Group, Inc.*	7,800	74,412

Water Utilities (0.2%)
American States Water Co.	4,846	167,090
Cadiz, Inc.*	4,200	74,340
California Water Service Group	5,597	194,944
Consolidated Water Co. Ltd.	3,400	79,968
SJW Corp.	3,745	113,211
Southwest Water Co.	8,125	92,950

		722,503

Wireless Telecommunication Services (0.2%)
Centennial Communications	8,400	48,048
Fibertower Corp.*	34,380	61,540
ICO Global Communications (Holdings) Ltd.*	32,100	88,596
iPCS, Inc.	4,900	126,077
Rural Cellular Corp., Class A*	3,100	136,865
Syniverse Holdings, Inc.*	7,900	124,741
U.S.A. Mobility, Inc.	6,724	80,755
Virgin Mobile U.S.A., Inc.*	6,300	50,589

		717,211

Total Common Stocks		328,956,701

	Principal
	Amount	Value
Repurchase Agreements (7.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $21,398,331, collateralized by U.S. Government Agency Mortgages with a market value of $21,824,582	$21,396,649	$21,396,649
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $6,025,872, collateralized by U.S. Government Agency Mortgages with a market value of $6,145,906	6,025,398	6,025,398

Total Repurchase Agreements		27,422,047

Securities Purchased With Collateral For Securities On Loan (0.6%)

Repurchase Agreement (0.6%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $2,250,448, collateralized by U.S. Government Agency Mortgages with a market value of $2,295,265	2,250,260	2,250,260

Total Securities Purchased With Collateral For Securities On Loan		2,250,260

Total Investments
(Cost $389,520,716) (c) — 100.4%		358,629,008

Liabilities in excess of other assets — (0.4)%		(1,349,635)

NET ASSETS — 100.0%		$357,279,373

*	Denotes a non-income producing security.

(a)	All or a part of the security was pledged as collateral for futures contracts as of January 31, 2008.

(b)	All or a part of the security was on loan as of January 31, 2008.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

At January 31, 2008, the Fund’s open futures contracts were as follows:

			Market Value	Unrealized
Number of			Covered by	Appreciation
Contracts	Long Contracts	Expiration	Contracts	(Depreciation)

80	RUSSELL 2000	03/31/08	$28,600,000	$(1,594,016)

			$28,600,000	$(1,594,016)

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Investor Destinations Aggressive Fund

	Shares	Value
Mutual Funds (100.1%)(a)
Equity Funds (94.6%)
Nationwide International Index Fund, Institutional Class	29,329,956	$305,911,437
Nationwide Mid Cap Market Index Fund, Institutional Class	11,028,214	155,277,250
Nationwide S&P 500 Index Fund, Institutional Class	35,817,129	414,046,016
Nationwide Small Cap Index Fund, Institutional Class	9,297,382	102,643,095

		977,877,798

Fixed Income Fund (5.5%)
Nationwide Bond Index Fund, Institutional Class	5,118,324	56,711,029

Total Investments
(Cost $989,632,807) (b) — 100.1%		1,034,588,827

Liabilities in excess of other assets — (0.1)%		(525,144)

NET ASSETS — 100.0%		$1,034,063,683

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (97.4%)(a)
Equity Funds (78.5%)
Nationwide International Index Fund, Institutional Class	38,530,386	$401,871,925
Nationwide Mid Cap Market Index Fund, Institutional Class	17,392,385	244,884,780
Nationwide S&P 500 Index Fund, Institutional Class	49,428,261	571,390,699
Nationwide Small Cap Index Fund, Institutional Class	7,328,510	80,906,756

		1,299,054,160

Fixed Income Funds (17.0%)
Nationwide Bond Index Fund, Institutional Class	24,202,212	268,160,509
Nationwide Enhanced Income Fund, Institutional Class	1,362,907	12,620,520

		280,781,029

Money Market Fund (1.9%)
Nationwide Money Market Fund Institutional Class	30,431,909	30,431,909

Total Mutual Funds		1,610,267,098

Fixed Contracts (2.7%)(a) (b)
Nationwide Fixed Contract, 4.05%	$44,910,884	44,910,884

Total Fixed Contracts		44,910,884

Total Investments
(Cost $1,559,005,409) (c) — 100.1%		1,655,177,982

Liabilities in excess of other assets — (0.1)%		(1,169,210)

NET ASSETS — 100.0%		$1,654,008,772

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderate Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (92.5%)(a)
Equity Funds (57.8%)
Nationwide International Index Fund, Institutional Class	18,709,192	$195,136,871
Nationwide Mid Cap Market Index Fund, Institutional Class	9,386,083	132,156,048
Nationwide S&P 500 Index Fund, Institutional Class	34,295,187	396,452,363
Nationwide Small Cap Index Fund, Institutional Class	5,931,056	65,478,859

		789,224,141

Fixed Income Funds (31.8%)
Nationwide Bond Index Fund, Institutional Class	32,644,609	361,702,268
Nationwide Enhanced Income Fund, Institutional Class	7,752,586	71,788,945

		433,491,213

Money Market Fund (2.9%)
Nationwide Money Market Fund Institutional Class	39,315,327	39,315,327

Total Mutual Funds		1,262,030,681

Fixed Contracts (7.5%)(a) (b)
Nationwide Fixed Contract, 4.05%	$102,767,432	102,767,432

Total Fixed Contracts		102,767,432

Total Investments
(Cost $1,322,354,747) (c) — 100.0%		1,364,798,113

Other assets in excess of liabilities — 0.0%		152,585

NET ASSETS — 100.0%		$1,364,950,698

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (88.7%)(a)
Equity Funds (38.0%)
Nationwide International Index Fund, Institutional Class	3,457,599	$36,062,753
Nationwide Mid Cap Market Index Fund, Institutional Class	2,607,021	36,706,853
Nationwide S&P 500 Index Fund, Institutional Class	6,341,790	73,311,094

		146,080,700

Fixed Income Funds (45.5%)
Nationwide Bond Index Fund, Institutional Class	12,623,875	139,872,532
Nationwide Enhanced Income Fund, Institutional Class	3,765,732	34,870,675

		174,743,207

Money Market Fund (5.2%)
Nationwide Money Market Fund Institutional Class	20,089,133	20,089,133

Total Mutual Funds		340,913,040

Fixed Contracts (11.3%)(a) (b)
Nationwide Fixed Contract, 4.05%	$43,544,129	43,544,129

Total Fixed Contracts		43,544,129

Total Investments
(Cost $376,126,598) (c) — 100.0%		384,457,169

Other assets in excess of liabilities — 0.0%		2,373

NET ASSETS — 100.0%		$384,459,542

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Investor Destinations Conservative Fund

	Shares or
	Principal
	Amount	Value
Mutual Funds (82.9%)(a)
Equity Funds (18.7%)
Nationwide International Index Fund, Institutional Class	1,031,366	$10,757,151
Nationwide Mid Cap Market Index Fund, Institutional Class	776,121	10,927,789
Nationwide S&P 500 Index Fund, Institutional Class	1,888,968	21,836,468

		43,521,408

Fixed Income Funds (53.5%)
Nationwide Bond Index Fund, Institutional Class	8,584,338	95,114,465
Nationwide Enhanced Income Fund, Institutional Class	3,181,369	29,459,475

		124,573,940

Money Market Fund (10.7%)
Nationwide Money Market Fund Institutional Class	24,888,285	24,888,285

Total Mutual Funds		192,983,633

Fixed Contracts (16.9%)(a) (b)
Nationwide Fixed Contract, 4.05%	$39,450,845	39,450,845

Total Fixed Contracts		39,450,845

Total Investments
(Cost $228,815,694) (c) — 99.8%		232,434,478

Other assets in excess of liabilities — 0.2%		482,998

NET ASSETS — 100.0%		$232,917,476

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Optimal Allocations Fund: Growth

	Shares	Value
Mutual Funds (81.8%)
Equity Funds (80.9%)
Credit Suisse Commodity Return Strategy Fund	57,434	$720,790
Nationwide Emerging Markets Fund Institutional Class (a)	28,975	591,679
Nationwide Global Financial Services Fund Institutional Class (a)	110,299	1,452,636
Nationwide Global Health Sciences Fund Institutional Class (a)	101,303	1,113,318
Nationwide Global Natural Resources Fund Institutional Class (a)	30,039	617,293
Nationwide Global Technology and Communications Fund Institutional Class (a)	193,571	677,498
Nationwide Global Utilities Fund Institutional Class (a)	35,333	474,171
Nationwide International Growth Fund Institutional(a)	87,558	1,390,427
Nationwide Leaders Fund Institutional Class (a)	101,263	1,251,609
Nationwide Market Neutral Fund Institutional Class (a)	54,016	512,071
Nationwide Micro Cap Equity Fund Institutional Class (a)	45,594	548,042
Nationwide Small Cap Fund Institutional Class (a)	73,303	1,120,809
Nationwide U.S. Growth Leaders Fund Institutional Class (a)	148,548	1,411,204
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class (a)	100,261	1,142,979

		13,024,526

Money Market Fund (0.9%)
AIM Liquid Assets Portfolio	148,868	148,868

Total Mutual Funds		13,173,394

Exchange Traded Funds (18.7%)
Equity Funds (14.3%)
iShares S&P 500 Index Fund	3,475	477,951
iShares Russell Midcap Index Fund	6,495	629,430
iShares Cohen & Steers Realty Majors Index Fund	15,342	1,204,194

		2,311,575

Fixed Income Fund (4.4%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	6,412	702,627

Total Exchange Traded Funds		3,014,202

Total Investments
(Cost $17,692,570) (b) — 100.5%		16,187,596

Liabilities in excess of other assets — (0.5)%		(77,188)

NET ASSETS — 100.0%		$16,110,408

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Optimal Allocations Fund: Moderate

	Shares	Value
Mutual Funds (61.2%)
Equity Funds (50.5%)
Credit Suisse Commodity Return Strategy Fund	106,847	$1,340,927
Nationwide Emerging Markets Fund Institutional Class (a)	36,162	738,425
Nationwide Global Financial Services Fund Institutional Class (a)	167,872	2,210,875
Nationwide Global Health Sciences Fund Institutional Class (a)	143,964	1,582,169
Nationwide Global Natural Resources Fund Institutional Class (a)	56,249	1,155,915
Nationwide Global Technology and Communications Fund Institutional Class (a)	205,526	719,340
Nationwide Global Utilities Fund Institutional Class (a)	58,684	787,533
Nationwide International Growth Fund Institutional Class (a)	169,970	2,699,119
Nationwide Leaders Fund Institutional Class (a)	127,738	1,578,836
Nationwide Market Neutral Fund Institutional(a)	223,601	2,119,733
Nationwide Mid Cap Growth Fund Institutional Class (a)	102,243	1,489,678
Nationwide Small Cap Fund Institutional Class (a)	79,608	1,217,199
Nationwide U.S. Growth Leaders Fund Institutional Class (a)	80,464	764,412
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class (a)	213,895	2,438,400

		20,842,561

Fixed Income Fund (8.9%)
Oppenheimer International Bond Fund Class Y	555,617	3,644,845

Money Market Funds (1.8%)
AIM Liquid Assets Portfolio	744,689	744,689
Nationwide Money Market Fund Institutional Class (a)	2,292	2,292

		746,981

Total Mutual Funds		25,234,387

Exchange Traded Funds (39.7%)
Equity Funds (7.0%)
iShares S&P 500 Index Fund	5,569	765,961
iShares Cohen & Steers Realty Majors Index Fund	26,825	2,105,494
iShares Russell Midcap Index Fund	164	15,893

		2,887,348

Fixed Income Funds (32.7%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	39,077	4,282,058
iShares Lehman Aggregate Bond Fund	68,930	7,134,944
iShares Lehman 1-3 Year Treasury Bond Fund	24,958	2,085,241

		13,502,243

Total Exchange Traded Funds		16,389,591

Total Investments
(Cost $41,729,317) (b) — 100.9%		41,623,978

Liabilities in excess of other assets — (0.9)%		(371,626)

NET ASSETS — 100.0%		$41,252,352

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Optimal Allocations Fund: Moderate Growth

	Shares	Value
Mutual Funds (73.0%)
Equity Funds (67.2%)
Credit Suisse Commodity Return Strategy Fund	134,717	$1,690,701
Nationwide Emerging Markets Fund Institutional Class (a)	51,180	1,045,088
Nationwide Global Financial Services Fund Institutional Class (a)	230,827	3,039,990
Nationwide Global Health Sciences Fund Institutional Class (a)	204,044	2,242,448
Nationwide Global Natural Resources Fund Institutional Class (a)	70,762	1,454,159
Nationwide Global Technology and Communications Fund Institutional Class (a)	387,052	1,354,684
Nationwide Global Utilities Fund Institutional Class (a)	83,113	1,115,371
Nationwide International Growth Fund Institutional Class (a)	206,160	3,273,819
Nationwide Leaders Fund Institutional Class (a)	178,848	2,210,563
Nationwide Market Neutral Fund Institutional Class (a)	169,052	1,602,614
Nationwide Mid Cap Growth Fund Institutional Class (a)	73,778	1,074,952
Nationwide Small Cap Fund Institutional Class (a)	123,354	1,886,075
Nationwide U.S. Growth Leaders Fund Institutional Class (a)	189,670	1,801,865
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class (a)	235,615	2,686,015

		26,478,344

Fixed Income Fund (4.4%)
Oppenheimer International Bond Fund Class Y	262,909	1,724,681

Money Market Funds (1.4%)
AIM Liquid Assets Portfolio	503,207	503,207
Nationwide Money Market Fund Institutional Class (a)	57,912	57,912

		561,119

Total Mutual Funds		28,764,144

Exchange Traded Funds (25.3%)
Equity Funds (8.9%)
iShares S&P 500 Index Fund	5,351	735,977
iShares Russell Midcap Index Fund	3,699	358,470
iShares Cohen & Steers Realty Majors Index Fund	30,539	2,397,006

		3,491,453

Fixed Income Funds (16.4%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	29,777	3,262,963
iShares Lehman Aggregate Bond Fund	30,888	3,197,217

		6,460,180

Total Exchange Traded Funds		9,951,633

Total Investments
(Cost $39,991,299) (b) — 98.3%		38,715,777

Other assets in excess of liabilities — 1.7%		659,625

NET ASSETS — 100.0%		$39,375,402

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Optimal Allocations Fund: Specialty

	Shares	Value
Mutual Funds (85.7%)
Equity Funds (85.7%)
Credit Suisse Commodity Return Strategy Fund	465,721	$5,844,805
Nationwide Emerging Markets Fund Institutional Class (a)	424,756	8,673,513
Nationwide Global Financial Services Fund Institutional Class (a)	1,196,933	15,763,602
Nationwide Global Health Sciences Fund Institutional Class (a)	1,128,725	12,404,690
Nationwide Global Natural Resources Fund Institutional Class (a)	342,538	7,039,148
Nationwide Global Technology and Communications Fund Institutional Class (a)	2,945,234	10,308,318
Nationwide Global Utilities Fund Institutional Class (a)	383,224	5,142,862
Nationwide Market Neutral Fund Institutional Class (a)	350,696	3,324,594
Nationwide Micro Cap Equity Fund Institutional Class (a)	739,608	8,890,087
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class (a)	1,024,337	11,677,446

Total Mutual Funds		89,069,065

Exchange Traded Funds (13.9%)
Equity Fund (9.5%)
iShares Cohen & Steers Realty Majors Index Fund	126,296	9,912,973
Fixed Income Fund (4.4%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	41,356	4,531,790

Total Exchange Traded Funds		14,444,763

Total Investments
(Cost $112,764,661) (b) — 99.6%		103,513,828

Other assets in excess of liabilities — 0.4%		387,301

NET ASSETS — 100.0%		$103,901,129

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Optimal Allocations Fund: Defensive

	Shares	Value
Mutual Funds (54.2%)
Equity Funds (32.8%)
Credit Suisse Commodity Return Strategy Fund	10,020	$125,755
Nationwide Global Financial Services Fund Institutional Class (a)	14,525	191,300
Nationwide Global Health Sciences Fund Institutional Class (a)	13,532	148,722
Nationwide Global Natural Resources Fund Institutional Class (a)	5,343	109,802
Nationwide Global Technology and Communications Fund Institutional Class (a)	19,636	68,726
Nationwide Global Utilities Fund Institutional Class (a)	8,301	111,402
Nationwide Market Neutral Fund Institutional Class (a)	37,752	357,893
Nationwide U.S. Growth Leaders Long-Short Fund Institutional Class (a)	20,169	229,932

		1,343,532

Fixed Income Fund (12.5%)
Oppenheimer International Bond Fund Class Y	77,780	510,236

Money Market Funds (8.9%)
AIM Liquid Assets Portfolio	332,891	332,891
Nationwide Money Market Fund Institutional Class (a)	30,000	30,000
		362,891

Total Mutual Funds		2,216,659

Exchange Traded Funds (51.1%)
Equity Fund (5.0%)
iShares Cohen & Steers Realty Majors Index Fund	2,597	203,839

Fixed Income Funds (46.1%)
iShares Lehman U.S. Treasury Inflation Protected Securities Fund	5,443	596,444
iShares Lehman Aggregate Bond Fund	6,823	706,249
iShares Lehman 1-3 Year Treasury Bond Fund	7,012	585,852

		1,888,545

Total Exchange Traded Funds		2,092,384

Total Investments
(Cost $4,288,651) (b) — 105.3%		4,309,043

Liabilities in excess of other assets — (5.3)%		(218,641)

NET ASSETS — 100.0%		$4,090,402

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Growth Fund

	Shares	Value
Common Stocks (99.1%)
Aerospace & Defense (3.8%)
Boeing Co. (The)	9,980	$830,136
General Dynamics Corp.	18,180	1,535,483
Precision Castparts Corp.	17,410	1,981,258
Rockwell Collins, Inc.	31,070	1,963,624
United Technologies Corp.	10,760	789,892

		7,100,393

Auto (0.8%)
BorgWarner, Inc.	29,050	1,470,221

Beverages (3.3%)
Coca-Cola Co. (The)	29,000	1,715,930
Molson Coors Brewing Co.	29,700	1,326,699
PepsiCo, Inc.	43,590	2,972,402

		6,015,031

Biotechnology (3.1%)
Amgen, Inc.	19,900	927,141
Cephalon, Inc.	4,360	286,147
Genentech, Inc.*	13,200	926,508
Gilead Sciences, Inc.*	49,040	2,240,637
Millennium Pharmaceuticals, Inc.*	20,500	310,985
United Therapeutics Corp.(a)	13,120	1,101,818

		5,793,236

Capital Markets (3.5%)
Bank of New York Mellon Corp. (The)	11,800	550,234
BlackRock, Inc.	1,900	420,090
Goldman Sachs Group, Inc. (The)	7,850	1,576,045
Invesco Ltd.	82,690	2,250,822
Investment Technology Group, Inc.*	7,200	338,184
State Street Corp.	17,070	1,401,788

		6,537,163

Chemicals (2.1%)
Agrium, Inc.	16,000	1,030,720
Celanese Corp., Series A	10,950	407,121
Monsanto Co.	21,777	2,448,606

		3,886,447

Commercial Services & Supplies (0.4%)
Corrections Corp. of America	28,660	760,636

Communications Equipment (6.6%)
Cisco Systems, Inc.*	255,540	6,260,730
Corning, Inc.	83,100	2,000,217
Nokia OYJ ADR — FI	43,200	1,596,240
QUALCOMM, Inc.	56,750	2,407,335

		12,264,522

Computers & Peripherals (6.0%)
Apple, Inc.*	22,740	3,078,086
EMC Corp.*	125,810	1,996,605
Hewlett-Packard Co.	62,840	2,749,250
International Business Machines Corp.	10,250	1,100,235
Network Appliance, Inc.*	71,820	1,667,660
Seagate Technology	12,850	260,470
Western Digital Corp.*	10,950	289,627

		11,141,933

Consumer Finance (1.5%)
American Express Co.	33,650	1,659,618
Capital One Financial Corp.	21,300	1,167,453

		2,827,071

Containers & Packaging (0.2%)
Owens-Illinois, Inc.	7,800	393,120

Diversified Consumer Services (0.4%)
Apollo Group, Inc., Class A*	9,570	763,112

Diversified Financial Services (2.7%)
CIT Group, Inc.	35,950	1,005,162
CME Group, Inc.	1,560	965,484
IntercontinentalExchange, Inc.*	9,900	1,385,604
JPMorgan Chase & Co.	29,300	1,393,215
NYSE Euronext	4,000	314,600

		5,064,065

Diversified Telecommunication Services (0.8%)
AT&T, Inc.	39,100	1,504,959

Electrical Equipment (2.0%)
Ametek, Inc.	41,895	1,845,056
Cooper Industries Ltd., Class A	26,060	1,160,712
First Solar, Inc.*	4,000	727,080

		3,732,848

Energy Equipment & Services (3.5%)
Halliburton Co.	13,620	451,775
Schlumberger Ltd.	35,100	2,648,646
Transocean, Inc.*	16,004	1,962,091
Unit Corp.	8,450	423,514
Weatherford International Ltd.*	17,200	1,063,132

		6,549,158

Food & Staples Retailing (3.9%)
Costco Wholesale Corp.	8,200	557,108
CVS Caremark Corp.	82,109	3,207,999
Kroger Co. (The)	23,350	594,257
SYSCO Corp.	12,900	374,745
Wal-Mart Stores, Inc.	50,160	2,552,141

		7,286,250

Health Care Equipment & Supplies (4.8%)
Baxter International, Inc.	48,700	2,958,038
Beckman Coulter, Inc.	8,260	549,290
Becton, Dickinson & Co.	20,800	1,799,824
Gen-Probe, Inc.*	10,000	571,500
Hologic, Inc.*	14,000	901,040
Medtronic, Inc.	21,420	997,529
Stryker Corp.	15,400	1,031,338

		8,808,559

Health Care Equipment & Supplies (0.8%)
St. Jude Medical, Inc.	35,650	1,444,182

Health Care Providers & Services (2.2%)
Aetna, Inc.	33,660	1,792,732
UnitedHealth Group, Inc.	43,300	2,201,372

		3,994,104

Hotels, Restaurants & Leisure (5.9%)
Brinker International, Inc.	16,400	305,204
Burger King Holdings, Inc.	27,100	714,085
Carnival Corp.	47,480	2,112,385
Darden Restaurants, Inc.	35,050	992,616
Marriott International, Inc., Class A	33,000	1,186,680
McDonald’s Corp.	45,500	2,436,525
MGM Mirage*(a)	29,200	2,138,024
Starwood Hotels & Resorts Worldwide, Inc.	21,300	963,825

		10,849,344

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Growth Fund

	Shares	Value
Common Stocks (continued)
Household Products (1.2%)
Colgate-Palmolive Co.	24,700	$1,901,900
Procter & Gamble Co. (The)	4,530	298,753

		2,200,653

Industrial Conglomerates (2.0%)
3M Co.	7,300	581,445
McDermott International, Inc.*	38,650	1,823,507
Textron, Inc.	21,700	1,216,285

		3,621,237

Insurance (0.3%)
PartnerRe Ltd.	7,000	554,960

Internet & Catalog Retail (1.2%)
Amazon.Com, Inc.*	19,450	1,511,265
Expedia, Inc.*	31,350	721,677

		2,232,942

Internet Software & Services (3.3%)
Akamai Technologies, Inc.*	40,000	1,208,000
eBay, Inc.*	30,340	815,843
Google, Inc., Class A*	7,240	4,085,532

		6,109,375

IT Services (0.8%)
Cognizant Technology Solutions Corp.	52,320	1,459,728

Life Sciences Tools & Services (2.0%)
Charles River Laboratories International, Inc.*	21,430	1,330,803
Thermo Fisher Scientific, Inc.*	46,670	2,403,038

		3,733,841

Machinery (2.3%)
Caterpillar, Inc.	9,130	649,508
Deere & Co.	18,100	1,588,456
Harsco Corp.	11,120	632,951
ITT Corp.	15,900	944,937
PACCAR, Inc.	9,000	422,280

		4,238,132

Media (2.1%)
Harte-Hanks, Inc.	28,550	457,371
New York Times Co. (The), Class A(a)	23,900	400,086
Time Warner, Inc.	31,700	498,958
Viacom, Inc., Class B*	12,100	468,996
Walt Disney Co. (The)	69,910	2,092,406

		3,917,817

Natural Gas Utility (0.3%)
Questar Corp.	11,500	585,465

Oil, Gas & Consumable Fuels (4.7%)
Anadarko Petroleum Corp.	17,600	1,031,184
CONSOL Energy, Inc.	15,500	1,131,500
Exxon Mobil Corp.	15,900	1,373,760
Hess Corp.	10,100	917,383
Southwestern Energy Co.*	9,200	514,372
Valero Energy Corp.	4,540	268,723
Williams Cos., Inc. (The)	36,430	1,164,667
XTO Energy, Inc.	44,525	2,312,628

		8,714,217

	Shares or
	Principal
	Amount	Value
Pharmaceuticals (5.2%)
Abbott Laboratories	26,200	$1,475,060
Bristol-Myers Squibb Co.	62,000	1,437,780
Eli Lilly & Co.	7,850	404,432
Johnson & Johnson	27,610	1,746,609
Merck & Co., Inc.	61,520	2,847,145
Teva Pharmaceutical Industries Ltd. ADR — IL	30,340	1,396,854
Wyeth	7,570	301,286

		9,609,166

Real Estate Investment Trust (REIT) (0.3%)
Rayonier, Inc.	14,200	600,944

Road & Rail (1.0%)
Union Pacific Corp.	15,200	1,900,456

Semiconductors & Semiconductor Equipment (4.7%)
Applied Materials, Inc.	58,200	1,042,944
Atheros Communications, Inc.*	27,700	756,487
Intel Corp.	176,730	3,746,676
Intersil Corp., Class A	27,640	636,549
Marvell Technology Group Ltd.*	80,600	956,722
MEMC Electronic Materials, Inc.*	12,600	900,396
Texas Instruments, Inc.	23,750	734,588

		8,774,362

Software (7.2%)
Adobe Systems, Inc.	33,000	1,152,690
Electronic Arts, Inc.*	30,300	1,435,311
Microsoft Corp.	225,520	7,351,952
Oracle Corp.*	143,600	2,950,980
VMware, Inc., Class A*(a)	8,950	507,017

		13,397,950

Specialty Retail (1.5%)
American Eagle Outfitters, Inc.	34,020	783,481
Gap, Inc. (The)	50,650	968,428
Williams-Sonoma, Inc.	36,150	971,712

		2,723,621

Specialty Retail (0.4%)
Pacific Sunwear Of California	67,570	751,378

Tobacco (0.2%)
Altria Group, Inc.	3,800	288,116

Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	4,350	229,419

Total Common Stocks		183,830,133

Repurchase Agreements (0.8%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,208,940, collateralized by U.S. Government Agency Mortgages with a market value of $1,233,021	$1,208,845	1,208,845
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $340,443, collateralized by U.S. Government Agency Mortgages with a market value of $347,225	340,416	340,416

Total Repurchase Agreements		1,549,261

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Growth Fund

	Principal
	Amount	Value
Securities Purchased With Collateral For Securities On Loan (2.8%)
Repurchase Agreement (2.8%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $5,121,940, collateralized by U.S. Government Agency Mortgages with a market value of $5,223,943	$5,121,513	$5,121,513

Total Securities Purchased With Collateral For Securities On Loan		5,121,513

Total Investments
(Cost $191,437,612) (b) — 102.7%		190,500,907

Liabilities in excess of other assets — (2.7)%		(4,918,023)

NET ASSETS — 100.0%		$185,582,884

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

FI	Finland

IL	Israel
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (1.9%)
BE Aerospace, Inc.*	42,936	$1,657,759
General Dynamics Corp.	41,100	3,471,306
L-3 Communications Holdings, Inc.	52,800	5,851,824
Northrop Grumman Corp.	75,158	5,964,539
Raytheon Co.	76,050	4,953,897

		21,899,325

Auto Components (0.6%)
BorgWarner, Inc.	31,630	1,600,794
Johnson Controls, Inc.	132,300	4,679,451
WABCO Holdings, Inc.	1	40

		6,280,285

Beverages (3.1%)
Coca-Cola Co. (The)	203,900	12,064,763
Coca-Cola Enterprises, Inc.	126,200	2,911,434
Constellation Brands, Inc.(a)	282,400	5,902,160
Molson Coors Brewing Co.	181,193	8,093,891
PepsiCo, Inc.	92,500	6,307,575

		35,279,823

Biotechnology (0.7%)
Amylin Pharmaceuticals, Inc.	62,100	1,841,265
Gilead Sciences, Inc.*	132,840	6,069,460

		7,910,725

Capital Markets (4.6%)
Bank of New York Mellon Corp. (The)	271,210	12,646,522
BlackRock, Inc.	17,200	3,802,920
Goldman Sachs Group, Inc. (The)	51,350	10,309,540
Invesco Ltd.	114,100	3,105,802
Lehman Brothers Holdings, Inc.	99,600	6,391,332
Merrill Lynch & Co., Inc.	35,800	2,019,120
Northern Trust Corp.	30,600	2,244,816
State Street Corp.	81,960	6,730,555
T. Rowe Price Group, Inc.	66,400	3,359,176
TD Ameritrade Holding Corp.	90,400	1,695,904

		52,305,687

Chemicals (1.3%)
Dow Chemical Co. (The)	93,100	3,599,246
E.I. du Pont de Nemours & Co.	55,100	2,489,418
Monsanto Co.	32,900	3,699,276
Mosaic Co. (The)*	9,700	882,797
PPG Industries, Inc.	59,900	3,958,791

		14,629,528

Commercial Banks (3.9%)
Banco Santander Chile SA ADR — CL	7,700	377,762
BB&T Corp.	47,000	1,705,160
Comerica, Inc.	84,400	3,681,528
Huntington Bancshares, Inc.	85,400	1,148,630
Lloyds TSB Group PLC ADR — GB	244,774	8,571,985
Marshall & Ilsley Corp.	61,700	1,721,430
PNC Financial Services Group, Inc.	36,100	2,368,882
Regions Financial Corp.	88,660	2,237,778
SunTrust Banks, Inc.	30,100	2,075,395
U.S. Bancorp	357,050	12,121,848
Unibanco GDR — BR	28,500	3,727,800
Wells Fargo & Co.	140,000	4,761,400

		44,499,598

Commercial Services & Supplies (0.2%)
Steelcase, Inc., Class A	185,600	2,845,248

Communications Equipment (4.6%)
Ciena Corp.	39,800	1,079,774
Cisco Systems, Inc.*	625,256	15,318,772
Corning, Inc.	101,320	2,438,772
Nokia OYJ ADR — FI	268,780	9,931,421
QUALCOMM, Inc.	99,700	4,229,274
Research In Motion Ltd.	200,200	18,794,776

		51,792,789
Computers & Peripherals (4.3%)
Apple, Inc.*	75,000	10,152,000
Hewlett-Packard Co.	431,610	18,882,937
International Business Machines Corp.	139,711	14,996,579
SanDisk Corp.	63,900	1,626,255
Sun Microsystems, Inc.	170,300	2,980,250

		48,638,021

Consumer Finance (0.2%)
American Express Co.	54,400	2,683,008

Containers & Packaging (0.6%)
Pactiv Corp.*	259,000	7,409,990
Diversified Financial Services (4.3%)
Bank of America Corp.	186,784	8,283,870
CIT Group, Inc.	51,000	1,425,960
Citigroup, Inc.	117,977	3,329,311
CME Group, Inc.	5,500	3,403,950
ING Groep NV ADR — NL	96,900	3,156,033
JPMorgan Chase & Co.	439,030	20,875,877
NYSE Euronext	101,429	7,977,391

		48,452,392

Diversified Telecommunication Services (4.4%)
AT&T, Inc.	947,949	36,486,557
BT Group PLC ADR — GB	41,800	2,166,494
CenturyTel, Inc.	111,200	4,104,392
Embarq Corp.	88,560	4,011,768
Verizon Communications, Inc.	79,400	3,083,896

		49,853,107

Electric Utilities (1.2%)
Duke Energy Corp.	148,700	2,774,742
FirstEnergy Corp.	14,800	1,054,056
Northeast Utilities	158,200	4,385,304
Portland General Electric Co.	46,300	1,140,832
Progress Energy, Inc.	33,200	1,499,644
Southern Co.	86,000	3,126,100

		13,980,678

Electrical Equipment (0.4%)
Cooper Industries Ltd., Class A	30,500	1,358,470
Rockwell Automation, Inc.	15,000	855,300
SunPower Corp., Class A*	27,500	1,899,975

		4,113,745

Electronic Equipment & Instruments (1.5%)
Arrow Electronics, Inc.	95,400	3,264,588
AU Optronics Corp. ADR — TW	101,700	1,687,203
Avnet, Inc.*	136,300	4,853,643
Ingram Micro, Inc., Class A*	203,000	3,609,340
Molex, Inc.	15,200	365,408
Tyco Electronics Ltd.	104,300	3,526,383

		17,306,565

Energy Equipment & Services (1.1%)
Pride International, Inc.*	95,000	3,012,450
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd. ADR — AN	66,400	$5,010,544
SEACOR Holdings, Inc.	29,900	2,637,180
Transocean, Inc.*	15,600	1,912,560

		12,572,734

Food & Staples Retailing (4.6%)
CVS Caremark Corp.	334,600	13,072,822
Kroger Co. (The)	639,480	16,274,766
Safeway, Inc.	437,100	13,545,729
SYSCO Corp.	78,320	2,275,196
Wal-Mart Stores, Inc.	145,100	7,382,688

		52,551,201

Food Products (2.0%)
Archer-Daniels-Midland Co.	38,300	1,687,115
Bunge Ltd.	23,500	2,784,045
Campbell Soup Co.	98,340	3,108,527
ConAgra Foods, Inc.	99,000	2,131,470
Corn Products International, Inc.	92,000	3,109,600
General Mills, Inc.	21,600	1,179,576
H.J. Heinz Co.	38,300	1,630,048
Sara Lee Corp.	111,050	1,561,363
Unilever PLC ADR — GB	182,920	5,999,776

		23,191,520

Health Care (0.6%)
Baxter International, Inc.	37,480	2,276,535
Beckman Coulter, Inc.	14,300	950,950
Covidien Ltd.	81,000	3,615,030

		6,842,515

Health Care Equipment & Supplies (0.1%)
Varian Medical Systems, Inc.*	30,200	1,570,098

Health Care Providers & Services (3.0%)
Aetna, Inc.	78,730	4,193,160
AmerisourceBergen Corp.	68,300	3,186,195
CIGNA Corp.	30,800	1,514,128
Laboratory Corp. of America Holdings	26,340	1,945,999
McKesson Corp.	111,500	7,001,085
Medco Health Solutions, Inc.*	85,200	4,266,816
PharMerica Corp.	0	5
Quest Diagnostics, Inc.	49,090	2,421,119
UnitedHealth Group, Inc.	192,550	9,789,242

		34,317,749

Hotels, Restaurants & Leisure (1.1%)
Brinker International, Inc.	100,000	1,861,000
Carnival Corp.	40,000	1,779,600
International Game Technology	27,900	1,190,493
McDonald’s Corp.	79,050	4,233,127
Royal Caribbean Cruises Ltd.	51,820	2,087,310
YUM! Brands, Inc.	37,300	1,274,168

		12,425,698

Household Durables (0.2%)
Garmin Ltd.	31,030	2,238,815

Household Products (2.4%)
Colgate-Palmolive Co.	56,772	4,371,444
Procter & Gamble Co. (The)	340,600	22,462,570

		26,834,014

Independent Power Producers & Energy Traders (0.4%)
Mirant Corp.*	119,900	4,417,116

Industrial Conglomerates (1.2%)
3M Co.	46,300	3,687,795
General Electric Co.	224,650	7,954,857
Textron, Inc.	30,900	1,731,945
Tyco International Ltd.	10,200	401,472

		13,776,069

Insurance (5.8%)
ACE Ltd.	84,200	4,912,228
Aegon NV	219,400	3,262,478
American International Group, Inc.	197,900	10,916,164
AXA SA ADR — FR	148,940	5,111,621
Chubb Corp.	104,250	5,399,107
Hartford Financial Services Group, Inc. (The)	20,430	1,650,131
HCC Insurance Holdings, Inc.	14,900	415,114
Lincoln National Corp.	70,160	3,813,898
Manulife Financial Corp.	189,530	7,122,537
MetLife, Inc.	253,034	14,921,415
Prudential Financial, Inc.	63,650	5,370,151
Torchmark Corp.	30,000	1,831,800
W. R. Berkley Corp.	40,500	1,225,530

		65,952,174

Internet & Catalog Retail (0.2%)
Expedia, Inc.*	101,200	2,329,624

Internet Software & Services (1.6%)
Google, Inc., Class A*	31,350	17,690,805

Life Sciences Tools & Services (2.0%)
Charles River Laboratories International, Inc.*	47,000	2,918,700
PerkinElmer, Inc.	154,900	3,855,461
Thermo Fisher Scientific, Inc.*	288,300	14,844,567
Waters Corp.*	14,000	804,300

		22,423,028

Machinery (3.2%)
AGCO Corp.*	13,900	837,058
CNH Global NV	43,700	2,161,402
Cummins, Inc.	48,350	2,334,338
Deere & Co.	81,300	7,134,888
Eaton Corp.	56,600	4,684,216
Ingersoll-Rand Co. Ltd., Class A	39,500	1,561,040
ITT Corp.	47,000	2,793,210
Kennametal, Inc.	68,000	2,082,840
Manitowoc Co., Inc. (The)	72,400	2,759,888
PACCAR, Inc.	57,000	2,674,440
Parker Hannifin Corp.	85,150	5,756,992
Terex Corp.*	27,300	1,604,148

		36,384,460

Marine (0.0%)(a)
Omega Navigation Enterprises, Inc., Class A	29,150	491,761

Media (2.8%)
New York Times Co. (The), Class A	272,316	4,558,570
News Corp., Class A	216,600	4,093,740
Time Warner, Inc.	541,360	8,521,006
Viacom, Inc., Class B*	94,500	3,662,820
Walt Disney Co. (The)	358,930	10,742,775

		31,578,911

Metals & Mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc.	67,600	6,018,428
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Fund

	Shares	Value
Common Stocks (continued)
Metals & Mining (continued)
Nucor Corp.	97,600	$5,641,280
United States Steel Corp.	30,800	3,144,988

		14,804,696

Multi-Utilities (2.0%)
Ameren Corp.	33,300	1,492,173
CenterPoint Energy, Inc.	17,500	280,175
Consolidated Edison, Inc.	96,000	4,183,680
Integrys Energy Group, Inc.	18,000	875,160
Public Service Enterprise Group, Inc.	89,460	8,588,160
SCANA Corp.	66,300	2,472,327
Sempra Energy	46,010	2,571,959
Xcel Energy, Inc.	97,500	2,027,025

		22,490,659

Multiline Retail (0.7%)
Macy’s, Inc.	148,200	4,096,248
Target Corp.	72,200	4,012,876

		8,109,124

Natural Gas Utility (0.3%)
Energen Corp.	46,900	2,950,010

Office Electronics (0.5%)
Xerox Corp.	370,500	5,705,700

Oil, Gas & Consumable Fuels (8.6%)
Apache Corp.	23,000	2,195,120
Chevron Corp.	132,382	11,186,279
ConocoPhillips	94,686	7,605,180
Exxon Mobil Corp.	504,233	43,565,731
Marathon Oil Corp.	109,290	5,120,236
Mariner Energy, Inc.	8,400	210,504
Occidental Petroleum Corp.	314,140	21,320,682
StatoilHydro ASA Sponsored ADR — NO	44,800	1,176,896
Valero Energy Corp.	38,100	2,255,139
Williams Cos., Inc. (The)	103,500	3,308,895

		97,944,662

Paper & Forest Products (0.4%)
MeadWestvaco Corp.	146,100	4,090,800

Personal Products (0.4%)
Avon Products, Inc.	142,600	4,993,852

Pharmaceuticals (4.9%)
Abbott Laboratories	42,490	2,392,187
Bristol-Myers Squibb Co.	262,500	6,087,375
Eli Lilly & Co.	56,700	2,921,184
Johnson & Johnson	62,900	3,979,054
Merck & Co., Inc.	299,500	13,860,860
Pfizer, Inc.	895,112	20,936,669
Schering-Plough Corp.	160,089	3,132,942
Teva Pharmaceutical Industries Ltd. ADR	44,100	2,030,364

		55,340,635

Real Estate Investment Trusts (REITs) (0.4%)
Ashford Hospitality Trust, Inc.	304,900	1,905,625
Host Hotels & Resorts, Inc.	172,900	2,894,346

		4,799,971

Real Estate Management & Development (0.4%)
CB Richard Ellis Group, Inc., Class A	217,000	4,211,970

	Shares or
	Principal
	Amount	Value
Road & Rail (0.8%)
Celadon Group, Inc.	86,800	$828,072
Union Pacific Corp.	66,800	8,352,004

		9,180,076

Semiconductors & Semiconductor Equipment (2.5%)
Applied Materials, Inc.	224,100	4,015,872
Intel Corp.	806,500	17,097,800
MEMC Electronic Materials, Inc.*	39,490	2,821,956
NVIDIA Corp.*	188,200	4,627,838
Taiwan Semiconductor Manufacturing Co. Ltd. ADR — TW	1	9

		28,563,475

Software (4.4%)
Adobe Systems, Inc.	65,200	2,277,436
Microsoft Corp.	1,147,200	37,398,720
Oracle Corp.*	489,680	10,062,924

		49,739,080

Specialty Retail (0.6%)
Tiffany & Co.	35,000	1,396,500
TJX Cos., Inc.	165,870	5,234,857

		6,631,357

Textiles, Apparel & Luxury Goods (0.6%)
Nike, Inc.	49,200	3,038,592
V.F. Corp.	53,910	4,171,017

		7,209,609

Thrifts & Mortgage Finance (0.3%)
Hudson City Bancorp, Inc.	239,900	3,929,562

Tobacco (0.1%)
Reynolds American, Inc.	26,300	1,665,579

Wireless Telecommunication Services (0.4%)
Vodafone Group PLC ADR — GB	123,801	4,308,275

Total Common Stocks		1,134,137,898

Repurchase Agreements (0.5%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $4,370,148, collateralized by U.S. Government Agency Mortgages with a market value of $4,457,200	$4,369,804	4,369,804
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,230,654, collateralized by U.S. Government Agency Mortgages with a market value of $1,255,268	1,230,557	1,230,557

Total Repurchase Agreements		5,600,361

Securities Purchased With Collateral For Securities On Loan (0.1%)
Repurchase Agreement (0.1%)
Barclays Capital, 3.00%, dated 01/31/08, due 02/01/08, repurchase price $1,027,486, collateralized by U.S. Government Agency Mortgages with a market value of $1,047,948	1,027,400	1,027,400

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Fund

Securities Purchased With Collateral For Securities On Loan (continued)

Total Securities Purchased With Collateral For Securities On Loan	1,027,400

Total Investments
(Cost $1,165,103,082) (b) — 100.3%	1,140,765,659

Liabilities in excess of other assets — (0.3)%	(2,888,475)

NET ASSETS — 100.0%	$1,137,877,184

*	Denotes a non-income producing security.

(a)	All or a part of the security was on loan as of January 31, 2008.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

BR	Brazil

CL	Chile

FI	Finland

FR	France

GB	United Kingdom

GDR	Global Depositary Receipt

NL	Netherlands

NO	Norway

REIT	Real Estate Investment Trust

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Asset-Backed Commercial Paper (4.7%)(a) (b)
Asset-Backed — Trade & Term Receivables (4.7%)
Falcon Asset Securitization Corp.
3.35%, 02/25/08	$10,000,000	$9,977,667
3.35%, 02/27/08	20,000,000	19,951,611
Golden Funding Corp., 4.35%, 02/08/08	10,000,000	9,991,542
Kitty Hawk Funding Corp., 3.55%, 02/22/08	8,000,000	7,983,433
Old Line Funding Corp.
4.65%, 02/08/08	5,000,000	4,995,479
4.41%, 02/14/08	6,000,000	5,990,445
4.20%, 02/20/08	16,000,000	15,964,533
4.40%, 02/21/08	3,312,000	3,303,904
Variable Fund. Capital Corp.
4.35%, 02/01/08	10,000,000	10,000,000
4.00%, 02/15/08	19,298,000	19,267,981

Total Asset-Backed Commercial Paper		107,426,595

Certificates of Deposit (2.1%)
Banks — Domestic (0.9%)
Wachovia Corp., 5.40%, 03/28/08	20,000,000	20,000,000

Banks — Foreign (1.2%)
Bank of Ireland, 5.44%, 06/16/08	12,000,000	12,000,000
Natixis, 5.40%, 04/08/08(c)	15,000,000	15,000,132

		27,000,132

Total Certificates of Deposit		47,000,132

Commercial Paper (73.5%)
Agricultural Services (2.6%)(a) (b)
Archer Daniels Midland Co.
4.27%, 02/26/08	25,000,000	24,925,868
4.30%, 04/29/08	5,000,000	4,947,444
Cargill, Inc.
3.43%, 02/06/08	10,000,000	9,995,236
4.31%, 02/20/08	20,182,000	20,136,236

		60,004,784

Banks — Domestic (5.9%)
Bank Of America Corp., 4.57%, 03/17/08	21,360,000	21,237,981
HSBC USA, Inc., 5.15%, 02/15/08	25,000,000	24,949,931
KBC Financial Products(a) (b)
5.12%, 02/01/08	5,000,000	5,000,000
4.22%, 04/10/08	25,000,000	24,797,792
State Street Corp.
4.45%, 02/05/08	20,000,000	19,990,111
4.60%, 02/11/08	10,000,000	9,987,222
Wells Fargo & Co.
4.20%, 02/01/08	15,000,000	15,000,000
2.94%, 03/18/08	15,000,000	14,943,458

		135,906,495

Banks — Foreign (16.7%)
Abbey National North America LLC
4.73%, 02/21/08	20,000,000	19,947,444
4.51%, 03/19/08	10,000,000	9,941,119
ANZ National (International) Ltd.(a)
4.15%, 02/01/08	9,031,000	9,031,000
4.85%, 03/18/08	20,000,000	19,876,056
Bank Of Scotland PLC
5.00%, 02/07/08	7,363,000	7,356,864
4.15%, 02/29/08	3,100,000	3,089,994
4.85%, 03/17/08	2,400,000	2,385,450
4.60%, 03/19/08	2,900,000	2,882,584
3.15%, 05/01/08	10,000,000	9,921,250
Barclays U.S. Funding Corp., 4.75%, 04/23/08	25,000,000	24,729,514
Dresdner U.S. Finance, Inc., 4.18%, 02/01/08	30,000,000	30,000,000
Kommunalkredit International Bank, 4.47%, 02/20/08(a)	10,000,000	9,971,157
National Australia Funding (De)(a) (b)
3.92%, 02/15/08	10,000,000	9,984,756
3.73%, 02/20/08	20,000,000	19,960,628
Natixis Commercial Paper, 5.08%, 02/06/08(a) (b)	11,700,000	11,691,745
Royal Bank of Canada
2.96%, 03/24/08	10,000,000	9,957,244
3.58%, 05/15/08	20,000,000	19,793,156
Scotiabanc, Inc.(a) (b)
4.61%, 03/25/08	8,098,000	8,043,039
4.55%, 04/04/08	20,000,000	19,840,750
Societe Generale North Americana
3.89%, 04/17/08	5,000,000	4,958,939
3.29%, 04/24/08	25,000,000	24,810,368
Toronto-Dominion Holdings (USA)(a) (b)
3.82%, 03/18/08	25,000,000	24,878,132
3.01%, 05/30/08	5,000,000	4,950,251
UBS Finance (De) LLC
3.16%, 02/05/08	10,000,000	9,996,489
4.07%, 02/11/08	15,000,000	14,983,042
3.10%, 03/24/08	3,800,000	3,782,984
Unicredito Italiano(a) (b)
3.22%, 03/17/08	3,500,000	3,485,912
3.22%, 03/19/08	3,900,000	3,883,605
3.20%, 04/04/08	5,100,000	5,071,440
3.20%, 04/08/08	2,400,000	2,385,707
Westpac Capital Corp.(a) (b)
4.66%, 02/05/08	15,000,000	14,992,233
3.73%, 04/17/08	15,000,000	14,882,042

		381,464,894

Chemicals-Diversified (1.7%)
Air Products & Chemicals, 3.20%, 02/04/08(a) (b)	10,000,000	9,997,333
Praxair, Inc.
3.05%, 02/06/08	8,935,000	8,931,215
3.15%, 02/08/08	20,000,000	19,987,750

		38,916,298

Diversified Manufacturing (3.9%)
Danaher Corp.
4.24%, 02/06/08	14,700,000	14,691,343
3.00%, 02/20/08	15,000,000	14,976,250
Honeywell International(a) (b)
3.73%, 02/19/08	13,500,000	13,474,822
3.75%, 03/12/08	17,696,000	17,622,267
Parker-Hannifin Corp.(a) (b)
4.27%, 02/01/08	3,175,000	3,175,000
4.26%, 02/04/08	11,975,000	11,970,746
4.04%, 02/20/08	3,300,000	3,292,964
See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Diversified Manufacturing (continued)
4.04%, 02/21/08	2,179,000	2,174,109
3.30%, 02/29/08	7,800,000	7,779,980

		89,157,481

Financial Services (18.0%)
ABN Amro NA Finance, Inc.
4.70%, 02/01/08	3,340,000	3,340,000
3.45%, 02/19/08	17,700,000	17,669,805
3.15%, 03/10/08	3,700,000	3,687,697
2.90%, 04/07/08	5,000,000	4,973,417
American Express Credit Corp.
4.31%, 02/19/08	10,000,000	9,978,450
4.00%, 02/21/08	15,000,000	14,966,667
American General Finance Corp., 3.78%, 03/13/08	15,000,000	14,935,425
Avon Capital Corp.(a) (b)
4.15%, 02/04/08	4,000,000	3,998,617
3.25%, 02/05/08	10,910,000	10,906,060
3.25%, 02/08/08	15,000,000	14,990,521
Citigroup Funding
4.68%, 02/01/08	5,000,000	5,000,000
5.37%, 02/07/08	25,400,000	25,377,267
4.56%, 02/19/08	20,000,000	19,954,400
Fortis Funding LLC(a) (b)
4.66%, 02/04/08	20,000,000	19,992,233
4.15%, 03/12/08	10,000,000	9,953,889
Goldman Sachs Group, Inc., 4.75%, 02/06/08(a)	12,584,000	12,575,698
ING U.S. Funding
2.95%, 02/01/08	1,000,000	1,000,000
4.81%, 02/12/08	10,000,000	9,985,303
3.78%, 04/18/08	20,000,000	19,840,011
John Deere Capital Corp.(a) (b)
4.27%, 02/05/08	15,000,000	14,992,883
4.31%, 02/08/08	10,100,000	10,091,536
2.96%, 04/09/08	5,000,000	4,972,044
JP Morgan Chase & Co.
5.04%, 03/07/08	25,000,000	24,877,500
4.88%, 04/11/08	19,200,000	19,017,813
Morgan Stanley
5.37%, 02/08/08	14,474,000	14,458,887
5.14%, 05/23/08	10,000,000	9,840,089
Private Export Funding Corp., 2.97%, 04/22/08(a) (b)	30,000,000	29,799,525
Prudential Funding
4.25%, 02/05/08	5,000,000	4,997,639
4.62%, 02/13/08	15,000,000	14,976,900
3.80%, 03/06/08	10,000,000	9,964,111
Rabobank USA Financial Corp.
3.80%, 02/19/08	15,000,000	14,971,500
3.02%, 02/25/08	15,000,000	14,969,800

		411,055,687

Food-Diversified (7.7%)
Anheuser-Busch, 3.25%, 03/27/08(a) (b)	9,345,000	9,298,599
Campbell Soup Co.(a) (b)
4.40%, 02/07/08	18,690,000	18,676,303
4.40%, 02/15/08	11,000,000	10,981,178
Coca Cola Co.(a) (b)
3.00%, 03/26/08	15,000,000	14,932,500
2.80%, 04/07/08	16,305,000	16,221,301
Nestle Finance France SA
4.49%, 02/04/08	15,000,000	14,994,387
4.27%, 02/14/08	30,000,000	29,953,742
Pepsi America Inc., 3.15%, 03/06/08	5,000,000	4,985,125
Pepsico, Inc.
3.90%, 02/07/08	11,000,000	10,992,850
3.95%, 02/08/08	8,052,000	8,045,816
2.93%, 02/21/08	7,500,000	7,487,792
Sysco Corp.(a) (b)
4.07%, 02/07/08	10,000,000	9,993,217
3.75%, 02/08/08	5,000,000	4,996,354
4.26%, 02/26/08	5,150,000	5,134,765
3.75%, 04/15/08	10,800,000	10,716,750

		177,410,679

Industrial Machinery & Equipment (2.2%)
Catterpillar Financial Services Corp., 3.02%, 02/19/08	20,000,000	19,969,800
Illinois Tool Works, Inc.
4.04%, 02/07/08	20,000,000	19,986,533
3.25%, 02/22/08	10,000,000	9,981,042

		49,937,375

Insurance (3.2%)
AIG Funding, 2.87%, 05/14/08	15,000,000	14,876,829
Allianz Finance Corp.(a) (b)
4.70%, 02/26/08	10,000,000	9,967,361
4.75%, 02/28/08	20,000,000	19,928,750
New York Life Capital Corp., 4.05%, 02/07/08(a)	28,000,000	27,980,834

		72,753,774

Motor Vehicle Parts and Accessories (3.0%)
American Honda Finance Corp., 4.25%, 02/28/08(a) (b)	5,000,000	4,984,063
Harley-Davidson Funding Corp.(a) (b)
3.30%, 02/07/08	8,000,000	7,995,600
4.20%, 02/22/08	7,000,000	6,982,850
3.05%, 02/28/08	14,459,000	14,425,925
Toyota Motor Credit Corp.
4.70%, 02/25/08	25,000,000	24,921,667
5.10%, 02/29/08	9,403,000	9,365,701

		68,675,806

Oil & Gas (1.4%)(a) (b)
BP Capital Markets PLC., 3.05%, 02/01/08	1,410,000	1,410,000
Conocophillips
4.26%, 02/21/08	18,000,000	17,957,400
4.23%, 04/03/08	12,000,000	11,912,580

		31,279,980

Personal Credit Institutions (1.7%)
General Electric Capital Corp.
4.45%, 02/12/08	12,000,000	11,983,683
3.08%, 03/28/08	7,100,000	7,065,983
3.03%, 05/02/08	13,000,000	12,900,431
HSBC Finance Corp., 4.60%, 02/12/08	7,000,000	6,990,161

		38,940,258

Pharmaceutical Preparations (0.7%)
Pfizer Inc., 2.92%, 03/04/08	15,000,000	14,961,067

See Accompanying Notes to Statements of Investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Money Market Fund

	Principal
	Amount	Value
Commercial Paper (continued)
Retail (2.6%)(a) (b)
Pitney Bowes, Inc.
3.92%, 02/04/08	$6,900,000	$6,897,746
3.80%, 02/06/08	23,000,000	22,988,472
Wal-Mart Stores, Inc.
3.00%, 03/04/08	15,000,000	14,960,000
3.00%, 03/19/08	15,000,000	14,941,250

		59,787,468

Telecommunications (1.1%)(a) (b)
AT&T, Inc., 3.75%, 02/14/08	25,370,000	25,337,218
Utilities (1.1%)(a) (b)
FPL Group Capital, Inc.
3.45%, 02/01/08	16,000,000	16,000,000
3.30%, 02/05/08	10,000,000	9,996,333

		25,996,333

Total Commercial Paper		1,681,585,597

Corporate Bonds (2.4%)(c)
Insurance (0.4%)(b)
Allstate Life Global Funding, 3.32%, 11/27/08	10,000,000	10,000,000

Motor Vehicle Parts and Accessories (1.1%)(a) (b)
American Honda Finance, 4.87%, 08/06/08	25,000,000	25,000,000

Personal Credit Institutions (0.9%)
HSBC Finance Corp., 3.82%, 11/24/08	20,000,000	20,000,000

Total Corporate Bonds		55,000,000

Floating Rate Notes (9.0%)(c)
Asset-Backed — CDO (0.4%)
Commodore I Ltd., 5.78%, 06/12/08	8,588,277	8,588,277

Asset-Backed — Yankee (0.2%)
HBOS Treasury Services, 4.53%, 11/07/08	5,000,000	5,000,000

Banks — Domestic (0.6%)
Wachovia Corp., 3.34%, 10/28/08	15,000,000	14,991,796

Banks — Foreign (2.1%)
Bank Of Ireland, 4.86%, 11/14/08	25,000,000	25,000,000
Kommunalkredit Austria, 3.79%, 11/21/08	22,500,000	22,500,000

		47,500,000

Banks — Mortgage (1.4%)
Northern Rock PLC
5.29%, 08/01/08	20,000,000	20,000,000
5.24%, 10/08/08	12,500,000	12,500,000

		32,500,000

Insurance (1.2%)
Allstate Life Global Funding
4.59%, 11/07/08	15,000,000	15,000,000
3.32%, 11/27/08	12,500,000	12,500,000

		27,500,000

	Shares or
	Principal
	Amount	Value
Security Brokers & Dealers (3.1%)
Bear Stearns Cos., Inc., 4.31%, 08/14/08	$20,000,000	$20,000,000
Goldman Sachs Group, Inc., 3.33%, 11/24/08	30,000,000	30,000,000
Morgan Stanley Dean Witter, 5.35%, 12/03/08	20,000,000	20,000,000

		70,000,000

Total Floating Rate Notes		206,080,073

Government Mortgage Backed Agencies (6.6%)
U.S. Government Agencies (6.6%)
Federal Home Loan Bank
4.27%, 02/08/08	15,000,000	14,987,546
3.00%, 03/05/08	2,100,000	2,094,225
3.56%, 05/02/08	9,290,000	9,206,400
4.50%, 11/07/08	30,000,000	29,999,209
Federal Home Loan Mortgage Corp.
4.26%, 02/04/08	25,000,000	24,991,125
4.12%, 03/31/08	25,000,000	24,831,194
Federal National Mortgage Assoc.
3.73%, 02/11/08	3,885,000	3,880,975
3.62%, 04/16/08	14,168,000	14,061,297
4.10%, 04/25/08	20,000,000	19,808,667
4.14%, 05/02/08	7,000,000	6,926,745
Total Government Mortgage Backed Agencies		150,787,383

Municipal Bond (1.7%)(c)
Florida (1.7%)
Florida Hurricane Catastrophe, 4.45%, 11/14/08	40,000,000	40,000,000

Total Investments
(Cost $2,287,879,780) (d) — 100.0%		2,287,879,780

Other assets in excess of liabilities — 0.0%		903,521

NET ASSETS — 100.0%		$2,288,783,301

(a)	Restricted securities issued pursuant to Section 4(2) of the Securities Act of 1933. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2008, all such securities in total represented 37.6% of net assets.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on January 31, 2008. The maturity date represents the actual maturity date.

(d)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

CDO	Collateralized Debt Obligation
See Accompanying Notes to Statements of Investments

Statement of Investments
January 31, 2008 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
Common Stocks (94.0%)
Aerospace & Defense (1.2%)
Teledyne Technologies, Inc.*	4,830	$249,373

Airline (1.2%)
Republic Airways Holdings, Inc.	12,200	243,512

Auto Components (1.6%)
Gentex Corp.	11,100	176,046
Spartan Motors, Inc.	16,640	149,261
		325,307

Biotechnology (2.9%)
ImClone Systems, Inc.*	5,000	217,350
Omrix Biopharmaceuticals, Inc.	7,300	169,798
OSI Pharmaceuticals, Inc.	5,300	211,364

		598,512
Building Products (1.1%)
Armstrong World Industries, Inc.*	6,300	231,273

Capital Markets (3.6%)
Hercules Technology Growth Capital, Inc.	29,400	342,510
optionsXpress Holdings, Inc.	6,600	178,992
Thomas Weisel Partners Group, Inc.	15,800	202,240
		723,742

Chemicals (5.3%)
Airgas, Inc.	3,800	176,358
C.F. Industries Holdings, Inc.	1,500	160,395
International Flavors & Fragrances, Inc.	4,600	196,006
Koppers Holdings, Inc.	3,800	127,148
Landec Corp.	15,400	143,528
O.M. Group, Inc.*	4,600	263,948

		1,067,383

Commercial Banks (6.2%)
Colonial BancGroup, Inc. (The)	13,198	207,209
First Community Bancorp, Inc.	6,200	220,286
Green Bankshares, Inc.	12,495	261,770
IBERIABANK Corp.	2,400	123,384
M.B. Financial, Inc.	7,400	230,140
UCBH Holdings, Inc.	15,200	214,624

		1,257,413

Commercial Services & Supplies (1.9%)
ABM Industries, Inc.	9,200	190,624
EnergySolutions, Inc.	8,800	198,000

		388,624

Communications Equipment (2.7%)
ADC Telecommunications, Inc.	19,300	285,447
Harmonic, Inc.	23,400	255,528

		540,975

Computers & Peripherals (1.9%)
Hutchinson Technology, Inc.*	5,000	78,850
Intermec, Inc.	7,800	155,376
NCR Corp.	7,500	161,100
		395,326

Containers & Packaging (0.7%)
AptarGroup, Inc.	3,900	147,108

Distributor (0.9%)
DXP Enterprises, Inc.*	5,140	187,610

Diversified Consumer Services (0.7%)
Stewart Enterprises, Inc., Class A	21,100	150,232

Diversified Telecommunication Services (1.8%)
Iowa Telecommunications Services, Inc.	13,900	214,338
NTELOS Holding Corp.	6,777	144,215

		358,553
Electric Utility (1.2%)
DPL, Inc.	8,800	244,288
Electrical Equipment (2.7%)
Belden, Inc.	4,300	181,890
General Cable Corp.*	3,100	179,831
GrafTech International Ltd.*	12,000	180,600

		542,321

Electronic Equipment & Instruments (0.8%)
TTM Technologies, Inc.	16,900	171,873

Energy Equipment & Services (1.4%)
Bolt Technology Corp.*	4,200	81,060
Superior Energy Services, Inc.*	5,100	204,459

		285,519

Food & Staples Retailing (2.6%)
BJ’s Wholesale Club, Inc.*	7,600	246,544
Casey’s General Stores, Inc.	3,100	80,600
Spartan Stores, Inc.	11,470	201,643

		528,787
Food Products (1.3%)
Lancaster Colony Corp.	1,700	59,262
Pilgrim’s Pride Corp.	8,500	207,655

		266,917

Health Care Equipment & Supplies (0.8%)
Immucor, Inc.	5,600	161,504

Health Care Providers & Services (5.4%)
Animal Health International, Inc.	21,290	255,480
Hythiam, Inc.	54,000	137,700
inVentiv Health, Inc.*	5,500	180,895
Lincare Holdings, Inc.*	8,500	283,985
Universal American Corp.	11,500	240,695

		1,098,755

Health Care Technology (1.2%)
TriZetto Group, Inc.	13,000	253,760

Household Durables (2.7%)
Champion Enterprises, Inc.	23,900	233,503
iRobot Corp.*	7,900	159,343
Ryland Group, Inc.	4,400	148,324

		541,170

Industrial Conglomerate (1.1%)
Teleflex, Inc.	3,900	230,568

Insurance (6.0%)
Amerisafe, Inc.	13,730	188,788
Assured Guaranty Ltd.	10,400	246,064
Hanover Insurance Group, Inc. (The)	3,500	159,425
Meadowbrook Insurance Group, Inc.	26,760	246,192
National Financial Partners Corp.	4,500	162,450

Tower Group, Inc.	7,184	209,916

		1,212,835

IT Services (1.2%)
NeuStar, Inc.*	8,300	246,593

Life Sciences Tools & Services (1.2%)
Techne Corp.*	3,800	247,000

Machinery (1.9%)
Bucyrus International, Inc., Class A	1,500	139,065
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
NorthPointe Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Machinery (continued)
Middleby Corp.	1,676	$99,906
RBC Bearings, Inc.	5,000	149,700

		388,671

Media (0.7%)
Lee Enterprises, Inc.	12,000	143,280

Metals & Mining (2.7%)
Hecla Mining Co.	17,900	166,470
Horsehead Holding Corp.*	14,552	218,134
Olympic Steel, Inc.	4,600	155,434

		540,038

Natural Gas Utility (1.3%)
WGL Holdings, Inc.	8,300	267,592
Oil, Gas & Consumable Fuels (4.1%)
CVR Energy, Inc.*	6,400	169,600
Kodiak Oil & Gas Corp.*	120,033	248,468
Rex Energy Corp.	15,800	183,122
Swift Energy Co.	5,300	228,695

		829,885

Real Estate Investment Trusts (REITs) (6.3%)
BioMed Realty Trust, Inc.	12,300	283,884
Cogdell Spencer, Inc.	19,540	331,008
Corporate Office Properties Trust	7,600	243,428
NorthStar Realty Finance Corp.	24,500	237,895
RAIT Financial Trust	20,020	185,385

		1,281,600

Real Estate Management & Development (1.1%)
Meruelo Maddux Properties, Inc.	44,100	231,525

Specialty Retail (3.6%)
Brown Shoe Co., Inc.	12,200	209,840
Dick’s Sporting Goods, Inc.*	6,200	201,810
Sally Beauty Holdings, Inc.*	18,900	154,224
Tween Brands, Inc.	5,000	160,150

		726,024

Semiconductors & Semiconductor Equipment (2.7%)
Applied Micro Circuits Corp.	17,750	142,532
Skyworks Solutions, Inc.	33,200	267,260
Varian Semiconductor Equipment Associates, Inc.	4,300	138,503

		548,295

Software (2.7%)
Aspen Technology, Inc.*	14,700	206,535
Compuware Corp.	24,800	210,800
MicroStrategy, Inc.	1,700	123,964

		541,299

Thrifts & Mortgage Finance (0.9%)
United Financial Bancorp, Inc.	15,750	175,613

Water Utility (1.3%)
California Water Service Group	7,400	257,742

Wireless Telecommunication Services (1.4%)
Clearwire Corp., Class A	21,000	288,540

Total Common Stocks		19,116,937

	Principal
	Amount	Value
Repurchase Agreements (4.4%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $688,663, collateralized by U.S. Government Agency Mortgages with a market value of $702,381	$688,609	$688,609
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $193,930, collateralized by U.S. Government Agency Mortgages with a market value of $197,794	193,915	193,915

Total Repurchase Agreements		882,524

Total Investments
(Cost $21,991,356) (a) — 98.4%		19,999,461

Other assets in excess of liabilities — 1.6%		332,841

NET ASSETS — 100.0%		$20,332,302

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares	Value
Common Stocks (97.7%)
Aerospace & Defense (1.0%)
LMI Aerospace, Inc.*	46,585	$940,085

Air Freight & Logistics (1.4%)
Atlas Air Worldwide Holdings, Inc.*	26,300	1,313,422

Beverages (1.8%)
Central European Distribution Corp.*	32,100	1,687,497

Capital Markets (2.8%)
FCStone Group, Inc.*	30,300	1,343,805
Penson Worldwide, Inc.	127,500	1,235,475

		2,579,280

Commercial Services & Supplies (3.1%)
Cenveo, Inc.*	71,600	1,112,664
GeoEye, Inc.*	35,620	1,245,275
On Assignment, Inc.	101,500	564,340

		2,922,279

Communications Equipment (3.2%)
Arris Group, Inc.	146,010	1,283,428
Polycom, Inc.*	67,600	1,706,900

		2,990,328

Consumer Finance (5.8%)
Cash America International, Inc.	56,300	1,830,313
EZCORP, Inc., Class A	131,000	1,729,200
World Acceptance Corp.	60,300	1,805,382

		5,364,895

Distributor (1.5%)
LKQ Corp.*	75,600	1,352,484

Diversified Consumer Services (1.4%)
INVESTools, Inc.	95,300	1,301,798

Electronic Equipment & Instruments (3.6%)
Orion Energy Systems, Inc.	31,577	412,711

RadiSys Corp.*	94,300	1,281,537
TTM Technologies, Inc.	163,800	1,665,846

		3,360,094

Energy Equipment & Services (1.0%)
Superior Energy Services, Inc.*	24,200	970,178

Health Care Equipment & Supplies (4.0%)
Angiodynamics, Inc.	82,100	1,664,167
Cynosure, Inc.*	37,100	921,193
Greatbatch, Inc.	48,400	1,092,872

		3,678,232

Health Care Providers & Services (7.2%)
Bio-Reference Laboratories, Inc.	48,417	1,326,626
Genoptix, Inc.*	37,832	1,407,729
inVentiv Health, Inc.*	52,500	1,726,725
PharMerica Corp.	74,900	1,111,516
VCA Antech, Inc.	28,100	1,086,346

		6,658,942

Health Care Technology (1.8%)
Phase Forward, Inc.*	45,665	787,721
TriZetto Group*	45,800	894,016

		1,681,737

Hotels, Restaurants & Leisure (5.0%)
Monarch Casino & Resort, Inc.	77,000	1,645,490
Scientific Games Corp.	62,800	1,494,640
Texas Roadhouse, Inc., Class A*	124,500	1,502,715

		4,642,845

Household Durables (2.2%)
Jarden Corp.	81,400	2,038,256

Insurance (2.2%)
National Interstate Corp.	42,381	1,203,197
Navigators Group, Inc. (The)	15,100	871,723

		2,074,920

Internet Software & Services (8.1%)
DivX, Inc.	120,300	1,714,275
Interwoven, Inc.	126,000	1,596,420
j2 Global Communications, Inc.*	81,100	1,776,901
TheStreet.com, Inc.	115,813	1,285,524
Website Pros, Inc.*	117,700	1,142,867

		7,515,987

IT Services (1.4%)
CyberSource Corp.*	76,000	1,273,000

Leisure Equipment & Products (2.0%)
Callaway Golf Co.	105,700	1,894,144

Life Sciences Tools & Services (1.3%)
Kendle International, Inc.	27,900	1,182,681

Machinery (5.0%)
Actuant Corp.	31,100	849,963
Flow International Corp.	135,965	1,267,194
Hurco Cos.	23,329	853,141
Robbins & Myers, Inc.	17,861	1,183,827
Twin Disc, Inc.	34,700	525,358

		4,679,483
Marine (1.3%)
Horizon Lines, Inc., Class A	62,215	1,169,020

Media (1.0%)
DG Fast Channel, Inc.	46,000	973,820

Pharmaceuticals (3.2%)
Obagi Medical Products, Inc.	99,400	1,479,072
Sciele Pharma, Inc.	63,700	1,523,704

		3,002,776

Retail (5.4%)
Gymboree Corp.	52,700	2,014,194
Jos Bank Clothiers, Inc.	63,400	1,727,016
Zumiez, Inc.*	68,600	1,319,178

		5,060,388

Road & Rail (1.1%)
Old Dominion Freight Line, Inc.	33,600	979,440

Semiconductors & Semiconductor Equipment (10.8%)
Diodes, Inc.	61,800	1,430,670
EMCORE Corp.*	93,959	1,284,420
ON Semiconductor Corp.*	226,600	1,468,368
RF Micro Devices, Inc.*	281,400	908,922
Sigma Designs, Inc.	25,100	1,135,022
Silicon Motion Technology Corp. ADR — TW*	110,500	1,701,700
SiRF Technology Holdings, Inc.*	76,900	1,177,339
Ultra Clean Holdings, Inc.	93,500	915,365

		10,021,806

Software (2.6%)
Radiant Systems, Inc.	111,978	1,361,653
Smith Micro Software, Inc.	136,200	1,025,586

		2,387,239

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
NorthPointe Small Cap Growth Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (5.5%)
CROCS, Inc.	44,300	$1,541,197
FGX International Holdings Ltd.	72,000	727,200
Iconix Brand Group, Inc.	94,000	1,954,260
Volcom, Inc.	46,000	928,280
		5,150,937

Total Common Stocks		90,847,993

Repurchase Agreements (0.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $418,409, collateralized by U.S. Government Agency Mortgages with a market value of $426,744	$418,376	418,376
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $117,826, collateralized by U.S. Government Agency Mortgages with a market value of $120,173	117,817	117,817

Total Repurchase Agreements		536,193

Total Investments
(Cost $97,822,808) (a) — 98.3%		91,384,186

Other assets in excess of liabilities — 1.7%		1,596,589

NET ASSETS — 100.0%		$92,980,775

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

TW	Taiwan
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Hedged Core Equity Fund

	Shares	Value
Common Stocks — Long positions (94.2%)(a)
Aerospace & Defense (3.8%)
Honeywell International, Inc.	800	$47,256
L-3 Communications Holdings, Inc.	800	88,664
Northrop Grumman Corp.	700	55,552

		191,472

Auto Components (0.8%)
Johnson Controls, Inc.	1,200	42,444

Beverages (2.0%)
Coca-Cola Co. (The)	1,200	71,004
Molson Coors Brewing Co.	700	31,269

		102,273

Biotechnology (1.4%)
Genentech, Inc.*	700	49,133
Millennium Pharmaceuticals, Inc.*	1,600	24,272

		73,405

Capital Markets (4.3%)
Bank of New York Mellon Corp.	2,400	111,912
BlackRock, Inc.	200	44,220
Goldman Sachs Group, Inc. (The)	300	60,231

		216,363

Chemicals (2.6%)
Dow Chemical Co. (The)	1,000	38,660
Eastman Chemical Co.	700	46,249
PPG Industries, Inc.	700	46,263

		131,172

Commercial Bank (0.6%)
East West Bancorp, Inc.	1,300	31,278

Commercial Services & Supplies (0.7%)
Steelcase, Inc., Class A	2,400	36,792

Communications Equipment (2.2%)
Cisco Systems, Inc.*	2,400	58,800
QUALCOMM, Inc.	1,300	55,146

		113,946

Computers & Peripherals (5.7%)
Apple, Inc.*	400	54,144
EMC Corp.*	1,500	23,805
Hewlett-Packard Co.	2,600	113,750
International Business Machines Corp.	600	64,404
Sun Microsystems, Inc.	2,000	35,000

		291,103

Construction & Engineering (0.4%)
Quanta Services, Inc.*	900	19,728

Diversified Consumer Services (0.6%)
Service Corp. International	2,600	31,278

Diversified Financial Services (5.9%)
Bank of America Corp.	2,000	88,700
JPMorgan Chase & Co.	3,300	156,915
NYSE Euronext	700	55,055

		300,670

Diversified Telecommunication Services (2.2%)
AT&T, Inc.	1,600	61,584
CenturyTel, Inc.	1,300	47,983

		109,567

Electric Utilities (2.2%)
Northeast Utilities	1,800	49,896
Sierra Pacific Resources	4,000	59,880
		109,776

Electrical Equipment (0.6%)
Thomas & Betts Corp.	700	31,675

Electronic Equipment & Instruments (0.8%)
Avnet, Inc.*	1,100	39,171

Energy Equipment & Services (1.8%)
Schlumberger Ltd.	700	52,822
Transocean, Inc.*	300	36,780

		89,602

Food & Staples Retailing (3.7%)
CVS Caremark Corp.	2,100	82,047
SUPERVALU, Inc.	1,200	36,072
Wal-Mart Stores, Inc.	1,400	71,232

		189,351

Food Products (1.6%)
Archer-Daniels-Midland Co.	1,100	48,455
Bunge Ltd.	300	35,541

		83,996

Health Care Providers & Services (4.4%)
Aetna, Inc.	900	47,934
Express Scripts, Inc.*	500	33,745
McKesson Corp.	800	50,232
Medco Health Solutions, Inc.*	1,000	50,080
UnitedHealth Group, Inc.	800	40,672

		222,663

Household Durables (0.8%)
Snap-On, Inc.	800	39,296

Household Products (1.7%)
Procter & Gamble Co. (The)	1,300	85,735

Independent Power Producers & Energy Traders (0.8%)
Mirant Corp.*	1,100	40,524

Industrial Conglomerate (1.1%)
General Electric Co.	1,600	56,656

Insurance (5.5%)
ACE Ltd.	1,000	58,340
American International Group, Inc.	1,900	104,804
Chubb Corp.	1,300	67,327
Prudential Financial, Inc.	600	50,622

		281,093

Internet Software & Services (1.1%)
Google, Inc., Class A*	100	56,430

Life Sciences Tools & Services (1.6%)
PerkinElmer, Inc.	1,500	37,335
Thermo Fisher Scientific, Inc.*	900	46,341

		83,676
Machinery (3.0%)
Deere & Co.	100	8,776
Eaton Corp.	500	41,380
Kennametal, Inc.	1,200	36,756
Parker Hannifin Corp.	500	33,805
Trinity Industries, Inc.	1,100	31,152

		151,869

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Hedged Core Equity Fund

	Shares or
	Principal
	Amount	Value
Common Stocks — Long positions(a) (continued)
Media (5.5%)
Comcast Corp., Class A*	1,600	$29,056
News Corp., Class A	2,200	41,580
Time Warner, Inc.	4,200	66,108
Viacom, Inc., Class B*	1,400	54,264
Walt Disney Co. (The)	3,000	89,790

		280,798

Metals & Mining (0.5%)
Freeport-McMoRan Copper & Gold, Inc.	300	26,709

Multi-Utility (0.8%)
Public Service Enterprise Group, Inc.	400	38,400

Office Electronics (0.7%)
Xerox Corp.	2,200	33,880

Oil, Gas & Consumable Fuels (9.8%)
Chevron Corp.	1,600	135,200
ConocoPhillips	1,200	96,384
Exxon Mobil Corp.	2,100	181,440
Patriot Coal Corp.*	1,000	39,750
Williams Cos., Inc. (The)	1,400	44,758

		497,532

Paper & Forest Products (0.6%)
MeadWestvaco Corp.	1,100	30,800
Pharmaceuticals (3.3%)
Bristol-Myers Squibb Co.	2,000	46,380
Merck & Co., Inc.	1,000	46,280
Pfizer, Inc.	2,200	51,458
Schering-Plough Corp.	1,100	21,527

		165,645

Road & Rail (1.5%)
Hertz Global Holdings, Inc.*	1,600	23,872
Union Pacific Corp.	400	50,012

		73,884

Semiconductors & Semiconductor Equipment (2.8%)
Intel Corp.	2,650	56,180
Intersil Corp., Class A	1,300	29,939
Teradyne, Inc.	2,100	23,037
Texas Instruments, Inc.	1,000	30,930

		140,086

Software (2.2%)
Microsoft Corp.	3,500	114,100

Textiles, Apparel & Luxury Goods (1.0%)
Nike, Inc.	800	49,408

Thrifts & Mortgage Finance (0.8%)
People’s United Financial, Inc.	2,400	40,536

Wireless Telecommunication Services (0.8%)
Telephone & Data Systems, Inc.	800	42,192

Total Common Stocks — Long positions		4,786,974

	Principal
	Amount	Value
Repurchase Agreements (7.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $281,746, collateralized by U.S. Government Agency Mortgages with a market value of $287,359	$281,724	$281,724
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $79,341, collateralized by U.S. Government Agency Mortgages with a market value of $80,922	79,335	79,335

Total Repurchase Agreements		361,059

Total Investments
(Cost $5,255,725) (b) — 101.3%		5,148,033

Liabilities in excess of other assets — (1.3)%		(65,617)

NET ASSETS — 100.0%		$5,082,416

*	Denotes a non-income producing security.

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Securities Sold Short
January 31, 2008 (Unaudited)
Nationwide Hedged Core Equity Fund

	Principal
	Amount	Value
Common Stocks — Short Positions (21.9%)
Aerospace & Defense (0.6%)
Boeing Co.	375	$31,192

Beverages (0.6%)
Anheuser-Busch Cos., Inc.	450	20,934
PepsiCo, Inc.	110	7,501

		28,435

Capital Markets (1.1%)
Eaton Vance Corp.	525	19,567
Federated Investors, Inc.	825	35,120

		54,687

Commercial Banks (1.8%)
City National Corp.	600	34,128
U.S. Bancorp	1,650	56,018

		90,146

Commercial Services & Supplies (0.6%)
Pitney Bowes, Inc.	750	27,525

Consumer Finance (0.8%)
American Express Co.	750	36,990

Distributor (0.8%)
Genuine Parts Co.	900	39,537

Electric Utility (0.9%)
Duke Energy Corp.	2,425	45,250

Energy Equipment & Services (0.9%)
Baker Hughes, Inc.	300	19,479
Diamond Offshore Drilling, Inc.	225	25,409

		44,888

Food Products (0.5%)
Kraft Foods, Inc.	900	26,334

Health Care Equipment & Supplies (1.2%)
Baxter International, Inc.	525	31,889
Medtronic, Inc.	600	27,942

		59,831

Industrial Conglomerate (0.8%)
3M Co.	525	41,816

Internet Software & Services (0.4%)
eBay, Inc.*	675	18,151

IT Services (1.1%)
Automatic Data Processing, Inc.	825	33,470
Computer Sciences Corp.*	525	22,218

		55,688

Machinery (0.8%)
Caterpillar, Inc.	525	37,348

Media (0.7%)
E. W. Scripps Co.	900	36,648

Metals & Mining (0.8%)
Alcoa, Inc.	1,200	39,720

Office Electronics (0.4%)
Zebra Technologies Corp.*	675	20,729

Oil, Gas & Consumable Fuels (1.8%)
Frontline Ltd.	600	25,542
Range Resources Corp.	525	27,416
XTO Energy, Inc.	750	38,955

		91,913

Pharmaceuticals (1.5%)
Abbott Laboratories	825	46,448
Eli Lilly & Co.	525	27,048

		73,496

Real Estate Investment Trust (REIT) (0.8%)
Simon Property Group, Inc.	450	40,221

Specialty Retail (0.7%)
Home Depot, Inc.	1,125	34,504

Semiconductors & Semiconductor Equipment (0.5%)
Linear Technology Corp.	975	26,978

Software (0.9%)
Electronic Arts, Inc.*	450	21,316
Intuit, Inc.*	750	23,018

		44,334

Tobacco (0.3%)
Altria Group, Inc.	210	15,922

Wireless Telecommunication Services (0.6%)
Sprint Nextel Corp.	3,000	31,590

Total Common Stocks — Short Positions (Proceeds $1,147,096)		1,093,873

Total Securities Sold Short
(Proceeds $1,147,096) (a) — 21.9%		1,093,873

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
Common Stocks — Long positions (62.0%)(a)
Aerospace & Defense (2.4%)
Goodrich Corp.	200	$12,510
L-3 Communications Holdings, Inc.	1,300	144,079
Northrop Grumman Corp.	500	39,680
Raytheon Co.	2,400	156,336

		352,605

Air Freight & Logistics (0.3%)
C.H. Robinson Worldwide, Inc.	800	44,432

Airlines (0.7%)
Northwest Airlines Corp.*	4,300	80,453
UAL Corp.	800	30,360

		110,813

Auto Components (0.6%)
Gentex Corp.	1,700	26,962
Goodyear Tire & Rubber Co. (The)*	400	10,068
Johnson Controls, Inc.	1,300	45,981

		83,011

Beverages (0.7%)
Molson Coors Brewing Co.	1,500	67,005
PepsiAmericas, Inc.	1,500	36,960

		103,965

Biotechnology (0.7%)
Cephalon, Inc.	200	13,126
Millennium Pharmaceuticals, Inc.*	4,200	63,714
PDL BioPharma, Inc.*	1,600	23,888

		100,728

Building Products (0.7%)
Lennox International, Inc.	1,600	59,456
Masco Corp.	1,900	43,567

		103,023

Capital Markets (0.9%)
Bank of New York Mellon Corp. (The)	2,000	93,260
BlackRock, Inc.	200	44,220

		137,480

Chemicals (3.6%)
Ashland, Inc.	900	40,977
Dow Chemical Co. (The)	2,200	85,052
Eastman Chemical Co.	2,000	132,140
Lubrizol Corp.	2,000	105,220
Nalco Holding Co.	900	18,846
PPG Industries, Inc.	1,200	79,308
Praxair, Inc.	400	32,364
RPM International, Inc.	1,500	32,460
Valhi, Inc.	900	14,850

		541,217

Commercial Banks (0.7%)
East West Bancorp, Inc.	1,200	28,872
PNC Financial Services Group, Inc.	754	49,477
Popular, Inc.	2,200	29,744

		108,093

Commercial Services & Supplies (1.5%)
Manpower, Inc.	600	33,756
R.R. Donnelley & Sons Co.	700	24,423
Steelcase, Inc., Class A	10,700	164,031

		222,210

Communications Equipment (1.1%)
Harris Corp.	1,800	98,442
QUALCOMM, Inc.	1,500	63,630

		162,072

Computers & Peripherals (1.4%)
Diebold, Inc.	1,200	31,056
Hewlett-Packard Co.	2,600	113,750
International Business Machines Corp.	400	42,936
Sun Microsystems, Inc.	1,200	21,000

		208,742

Construction & Engineering (0.4%)
Fluor Corp.	400	48,668
Quanta Services, Inc.*	700	15,344

		64,012

Containers & Packaging (2.0%)
Ball Corp.	1,600	73,424
Bemis Co., Inc.	600	16,308
Packaging Corp. of America	3,800	92,112
Sonoco Products Co.	3,600	111,096

		292,940

Diversified Consumer Services (0.3%)
Service Corp. International	3,900	46,917

Diversified Financial Services (0.9%)
JPMorgan Chase & Co.	900	42,795
NYSE Euronext	1,100	86,515

		129,310

Diversified Telecommunication Services (0.4%)
CenturyTel, Inc.	1,500	55,365

Electric Utilities (1.1%)
Northeast Utilities	4,500	124,740
Sierra Pacific Resources	3,100	46,407

		171,147

Electronic Equipment & Instruments (2.4%)
Amphenol Corp., Class A	1,000	39,940
Arrow Electronics, Inc.	1,300	44,486
Avnet, Inc.*	2,400	85,464
AVX Corp.	2,300	29,969
Ingram Micro, Inc., Class A*	2,000	35,560
Jabil Circuit, Inc.	6,300	83,475
National Instruments Corp.	1,700	45,662

		364,556

Energy Equipment & Services (2.3%)
FMC Technologies, Inc.*	800	38,528
Halliburton Co.	1,000	33,170
Helmerich & Payne, Inc.	1,300	50,986
Pride International, Inc.*	600	19,026
SEACOR Holdings, Inc.	300	26,460
Smith International, Inc.	1,600	86,736
Tidewater, Inc.	1,600	84,736

		339,642

Food & Staples Retailing (2.9%)
Costco Wholesale Corp.	1,400	95,116
CVS Caremark Corp.	700	27,349
Kroger Co. (The)	3,300	83,985
SUPERVALU, Inc.	700	21,042
SYSCO Corp.	3,900	113,295
Walgreen Co.	600	21,066
See accompanying notes to statements of investments

Statement of Investments(Continued)
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Shares	Value
Common Stocks — Long positions(a) (continued)
Food & Staples Retailing (continued)
Whole Foods Market, Inc.	1,600	$63,104

		424,957

Food Products (1.0%)
Bunge Ltd.	200	23,694
ConAgra Foods, Inc.	600	12,918
Corn Products International, Inc.	3,400	114,920

		151,532

Health Care Providers & Services (4.6%)
Aetna, Inc.	1,100	58,586
AmerisourceBergen Corp.	2,600	121,290
Cardinal Health, Inc.	800	46,376
Express Scripts, Inc.*	1,600	107,984
Humana, Inc.*	300	24,090
LifePoint Hospitals, Inc.	700	18,900
Lincare Holdings, Inc.*	1,000	33,410
McKesson Corp.	2,800	175,812
Medco Health Solutions, Inc.*	2,000	100,160

		686,608

Health Care Technology (0.4%)
Cerner Corp.	1,100	57,640

Hotels, Restaurants & Leisure (0.7%)
Burger King Holdings, Inc.	2,700	71,145
Starwood Hotels & Resorts Worldwide, Inc.	600	27,150

		98,295

Household Durables (1.2%)
Snap-On, Inc.	1,500	73,680
Whirlpool Corp.	1,300	110,643

		184,323

Insurance (5.7%)
ACE Ltd.	1,700	99,178
American Financial Group, Inc.	2,250	62,393
American International Group, Inc.	2,500	137,900
CNA Financial Corp.	600	20,394
HCC Insurance Holdings, Inc.	2,200	61,292
MetLife, Inc.	1,300	76,661
PartnerRe Ltd.	700	55,496
Prudential Financial, Inc.	900	75,933
Transatlantic Holdings, Inc.	1,700	115,940
W. R. Berkley Corp.	3,700	111,962
XL Capital Ltd., Class A	600	27,000

		844,149

Internet & Catalog Retail (0.1%)
Liberty Media Corp. — Interactive*	1,200	19,092

Leisure Equipment & Products (0.3%)
Pool Corp.	2,100	51,744

Life Sciences Tools & Services (0.3%)
PerkinElmer, Inc.	1,600	39,824

Machinery (1.4%)
Cummins, Inc.	900	43,452
Harsco Corp.	1,100	62,612
Kennametal, Inc.	1,600	49,008
Oshkosh Truck Corp.	700	32,032
Trinity Industries, Inc.	700	19,824

		206,928

Marine (0.1%)
Alexander & Baldwin, Inc.	300	13,692

Media (1.8%)
Cablevision Systems Corp., Class A*	400	9,392
DISH Network Corp.	1,200	33,888
Regal Entertainment Group, Class A	2,800	51,912
Time Warner, Inc.	4,800	75,552
Virgin Media, Inc.	900	15,048
Walt Disney Co. (The)	2,700	80,811

		266,603

Metals & Mining (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	300	26,709
Newmont Mining Corp.	700	38,038

		64,747

Multi-Utility (0.5%)
CenterPoint Energy, Inc.	4,300	68,843

Office Electronics (0.3%)
Xerox Corp.	2,500	38,500

Oil, Gas & Consumable Fuels (4.5%)
Chesapeake Energy Corp.	2,400	89,352
Chevron Corp.	1,100	92,950
Exxon Mobil Corp.	600	51,840
Foundation Coal Holdings, Inc.	800	41,840
Frontier Oil Corp.	700	24,689
Holly Corp.	700	33,894
Massey Energy Co.	2,300	85,514
Murphy Oil Corp.	800	58,832
Patriot Coal Corp.*	600	23,850
Sunoco, Inc.	800	49,760
Williams Cos., Inc. (The)	3,800	121,486

		674,007

Paper & Forest Products (0.8%)
MeadWestvaco Corp.	4,000	112,000

Personal Products (0.2%)
Herbalife Ltd.	700	27,776

Pharmaceuticals (0.5%)
Bristol-Myers Squibb Co.	1,000	23,190
Schering-Plough Corp.	3,000	58,710

		81,900

Real Estate Investment Trusts (REITs) (3.0%)
Camden Property Trust	2,500	123,375
CapitalSource, Inc.	2,000	32,820
CBL & Associates Properties, Inc.	3,300	87,714
Host Hotels & Resorts, Inc.	3,400	56,916
ProLogis	300	17,805
SL Green Realty Corp.	200	18,562
Taubman Centers, Inc.	2,200	110,330

		447,522

Real Estate Management & Development (0.3%)
Jones Lang LaSalle, Inc.	600	46,680

Road & Rail (0.3%)
Hertz Global Holdings, Inc.*	2,100	31,332
Union Pacific Corp.	100	12,503

		43,835

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Shares or
	Principal
	Amount	Value
Common Stocks — Long positions(a) (continued)
Semiconductors & Semiconductor Equipment (1.2%)
Applied Materials, Inc.	2,600	$46,592
Atmel Corp.*	8,500	26,860
Intersil Corp., Class A	2,300	52,969
KLA-Tencor Corp.	700	29,246
Novellus Systems, Inc.	500	11,880
Teradyne, Inc.	1,300	14,261

		181,808

Specialty Retail (1.8%)
Barnes & Noble, Inc.	700	23,765
CarMax, Inc.*	1,400	31,220
OfficeMax, Inc.	2,600	64,402
PetSmart, Inc.	2,200	50,314
Ross Stores, Inc.	2,200	64,130
Sherwin-Williams Co. (The)	500	28,605

		262,436

Textiles, Apparel & Luxury Goods (0.1%)
Nike, Inc.	200	12,352

Thrifts & Mortgage Finance (1.3%)
Fannie Mae	900	30,474
Hudson City Bancorp, Inc.	10,300	168,714

		199,188

Wireless Telecommunication Services (1.2%)
Clearwire Corp., Class A	1,100	15,114
MetroPCS Communications, Inc.*	800	14,456
SBA Communications Corp.*	300	8,883
Telephone & Data Systems, Inc.	2,100	110,754
United States Cellular Corp.*	500	35,550

		184,757

Total Common Stocks — Long positions		9,234,018

Repurchase Agreements (39.7%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $4,616,185, collateralized by U.S. Government Agency Mortgages with a market value of $4,708,139	$4,615,822	4,615,822
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $1,299,940, collateralized by U.S. Government Agency Mortgages with a market value of $1,325,835	1,299,838	1,299,838

Total Repurchase Agreements		5,915,660

Total Investments
(Cost $15,835,183) (b) — 101.7%		15,149,678

Liabilities in excess of other assets — (1.7)%		(246,049)

NET ASSETS — 100.0%		$14,903,629

*	Denotes a non-income producing security.

(a)	All long positions held as collateral for securities sold short.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Securities Sold Short
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Principal
	Amount	Value
Common Stocks — Short Positions (63.8%)
Aerospace & Defense (1.0%)
Alliant Techsystems, Inc.*	500	$52,925
General Dynamics Corp.	600	50,676
Spirit Aerosystems Holdings, Inc.*	1,600	44,192

		147,793

Air Freight & Logistics (0.9%)
Expeditors International of Washington, Inc.	700	33,103
United Parcel Service, Inc.	1,300	95,108

		128,211

Auto Components (0.1%)
Goodyear Tire & Rubber Co. (The)*	400	10,068

Beverages (0.6%)
Anheuser-Busch Cos., Inc.	700	32,564
Brown-Forman Corp.	1,000	62,980

		95,544

Biotechnology (1.0%)
Amgen, Inc.*	1,300	60,567
Biogen Idec, Inc.*	800	48,760
Gilead Sciences, Inc.*	700	31,983
Vertex Pharmaceuticals, Inc.*	600	12,216

		153,526

Building Products (0.5%)
Owens Corning, Inc.*	2,100	45,654
Trane, Inc.	600	26,868

		72,522

Capital Markets (1.2%)
Allied Capital Corp.	1,400	30,982
American Capital Strategies Ltd.	1,500	52,755
Bear Stearns Cos., Inc. (The)	300	27,090
Eaton Vance Corp.	800	29,816
Federated Investors, Inc.	900	38,313

		178,956

Chemicals (2.4%)
Cytec Industries, Inc.	600	33,966
Du Pont (E.I.) De Nemours & Co.	800	36,144
Huntsman Corp.	2,300	55,752
International Flavors & Fragrances, Inc.	900	38,349
Mosaic Co., (The)*	500	45,505
Scotts Miracle-Gro Co. (The)	1,000	39,040
Sigma-Aldrich Corp.	1,800	89,388
Valhi, Inc.	900	14,850

		352,994

Commercial Banks (3.5%)
Bank of Hawaii Corp.	1,800	90,666
City National Corp.	1,300	73,944
Commerce Bancshares, Inc.	2,100	93,261
M&T Bank Corp.	600	55,062
National City Corp.	1,500	26,685
PNC Financial Services Group, Inc.	753	49,412
U.S. Bancorp	2,500	84,875
Union BanCal Corp.	1,100	53,966

		527,871

Commercial Services & Supplies (3.7%)
Allied Waste Industries, Inc.*	4,000	39,400
ChoicePoint, Inc.*	2,800	93,212
Cintas Corp.	1,400	45,948
Corporate Executive Board Co.	700	40,285
Covanta Holding Corp.*	1,900	48,241
Dun & Bradstreet Corp.	400	36,792
Equifax, Inc.	2,700	100,143
Pitney Bowes, Inc.	1,000	36,700
Republic Services, Inc.	2,500	75,000
Stericycle, Inc.*	600	35,556

		551,277

Communications Equipment (0.3%)
Tellabs, Inc.*	6,000	40,920

Computers & Peripherals (0.3%)
NCR Corp.*	2,100	45,108

Construction & Engineering (0.2%)
Shaw Group, Inc. (The)*	500	28,250

Consumer Finance (0.1%)
American Express Co.	400	19,728

Containers & Packaging (0.2%)
Pactiv Corp.*	800	22,888

Diversified Consumer Services (0.8%)
Apollo Group, Inc.*	900	71,766
H&R Block, Inc.	2,200	42,394

		114,160

Diversified Financial Services (0.4%)
Leucadia National Corp.	800	35,336
Moody’s Corp.	500	17,495

		52,831

Diversified Telecommunication Services (0.5%)
Citizens Communications Co.	4,500	51,615
Windstream Corp.	1,400	16,254

		67,869

Electric Utility (0.2%)
Duke Energy Corp.	2,000	37,320

Energy Equipment & Services (1.4%)
Diamond Offshore Drilling, Inc.	200	22,586
ENSCO International, Inc.	1,600	81,792
Global Industries Ltd*	2,800	49,448
Unit Corp.*	1,100	55,132

		208,958

Food Products (1.9%)
Campbell Soup Co.	1,700	53,737
Dean Foods Co.	1,600	44,800
Del Monte Foods Co.	4,300	38,571
Hershey Co. (The)	1,100	39,820
J. M. Smucker Co. (The)	1,200	56,076
Kraft Foods, Inc.	1,600	46,816

		279,820

Health Care Equipment & Supplies (2.5%)
Boston Scientific Corp.*	1,200	14,556
Covidien Ltd.	1,400	62,482
Edwards Lifesciences Corp.*	700	32,389
Hospira, Inc.*	1,200	49,332
IDEXX Laboratories, Inc.*	600	33,822
Medtronic, Inc.	700	32,599
ResMed, Inc.*	500	23,290
Saint Jude Medical, Inc.*	400	16,204
Varian Medical Systems, Inc.*	800	41,592
See accompanying notes to statements of investments

Statement of Securities Sold Short (Continued)
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Principal
	Amount	Value
Common Stocks — Short Positions (continued)
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc.*	800	$62,616

		368,882

Health Care Providers & Services (1.6%)
Brookdale Senior Living, Inc.	2,100	46,872
Coventry Health Care, Inc.*	1,000	56,580
Health Management Associates, Inc.	7,100	38,269
Pediatrix Medical Group, Inc.*	790	53,791
Sierra Health Services, Inc.*	1,000	42,980

		238,492

Health Care Technology (0.3%)
IMS Health, Inc.	1,800	43,002

Hotels, Restaurants & Leisure (0.3%)
International Speedway Corp.	1,100	45,034

Household Durables (1.3%)
Black & Decker Corp.	600	43,524
Fortune Brands, Inc.	600	41,952
M.D.C. Holdings, Inc.	1,200	55,524
Mohawk Industries, Inc.*	700	55,944

		196,944

Household Products (0.9%)
Energizer Holdings, Inc.*	800	74,896
Kimberly-Clark Corp.	800	52,520

		127,416

Independent Power Producers & Energy Traders (0.4%)
Dynegy, Inc.*	8,000	56,160

Industrial Conglomerates (0.8%)
3M Co.	600	47,790
General Electric Co.	2,200	77,902

		125,692

Insurance (3.9%)
Alleghany Corp.*	200	75,600
Allstate Corp. (The)	1,100	54,197
AON Corp.	900	39,168
Arch Capital Group Ltd.*	900	63,414
Conseco, Inc.*	2,700	32,508
Loews Corp.	1,200	56,028
MBIA, Inc.	700	10,850
Old Republic International Corp.	1,700	25,381
Progressive Corp. (The)	5,200	96,512
Torchmark Corp.	1,400	85,484
Wesco Financial Corp.	100	39,600

		578,742

IT Services (1.5%)
Automatic Data Processing, Inc.	900	36,513
Computer Sciences Corp.*	1,200	50,784
Fiserv, Inc.*	600	30,822
Hewitt Associates, Inc.*	700	26,019
Paychex, Inc.	1,200	39,264
Western Union Co. (The)	1,500	33,600

		217,002

Life Sciences Tools & Services (0.3%)
Techne Corp.*	800	52,000

Machinery (1.4%)
Crane Co.	1,400	57,218
Illinois Tool Works, Inc.	900	45,360
Joy Global, Inc.	300	18,915
Terex Corp.*	900	52,884
Toro Co.	800	39,472

		213,849

Media (4.1%)
Cablevision Systems Corp.*	2,700	63,396
Clear Channel Communications, Inc.	1,600	49,136
CTC Media, Inc.*	1,000	26,690
Discovery Holding Co.	1,800	41,796
DreamWorks Animation SKG, Inc.*	2,300	56,235
E. W. Scripps Co.	2,200	89,584
Gannett Co., Inc.	1,200	44,400
Getty Images, Inc.*	2,000	50,000
Hearst-Argyle Television, Inc.	3,700	78,847
New York Times Co. (The)	2,700	45,198
R.H. Donnelley Corp.*	1,800	54,126
XM Satellite Radio Holdings, Inc.*	1,100	13,640

		613,048

Metals & Mining (1.9%)
Carpenter Technology Corp.	1,000	61,640
Cleveland-Cliffs, Inc.	600	61,104
Southern Copper Corp.	700	65,688
Steel Dynamics, Inc.	1,000	52,150
United States Steel Corp.	400	40,844

		281,426

Multi-Utility (0.3%)
CMS Energy Corp.	3,100	48,577

Multiline Retail (0.4%)
Saks, Inc.*	2,900	52,345

Natural Gas Utilities (1.8%)
Energen Corp.	800	50,320
Equitable Resources, Inc.	1,800	100,350
National Fuel Gas Co.	1,000	43,110
Questar Corp.	1,500	76,365

		270,145

Oil, Gas & Consumable Fuels (3.4%)
Cheniere Energy, Inc.*	600	18,066
CNX Gas Corp.*	3,100	106,020
CONSOL Energy, Inc.	300	21,900
Devon Energy Corp.	600	50,988
Forest Oil Corp.*	1,200	54,264
Frontline Ltd.	800	34,056
Newfield Exploration Co.*	1,100	54,868
Overseas Shipholding Group, Inc.	800	52,176
Spectra Energy Corp.	2,300	52,532
Teekay Corp.	900	42,570
XTO Energy, Inc.	375	19,477

		506,917

Paper & Forest Products (1.4%)
Domtar Corp.*	7,600	61,332
International Paper Co.	1,600	51,600
Louisiana-Pacific Corp.	3,700	56,499
Weyerhaeuser Co.	600	40,632

		210,063

Personal Products (0.2%)
Avon Products, Inc.	1,000	35,020

Pharmaceuticals (0.9%)
Barr Pharmaceuticals, Inc.*	700	36,533
See accompanying notes to statements of investments

Statement of Securities Sold Short (Continued)
January 31, 2008 (Unaudited)
Nationwide Market Neutral Fund

	Principal
	Amount	Value
Common Stocks — Short Positions (continued)
Pharmaceuticals (continued)
Forest Laboratories, Inc.*	2,500	$99,425

		135,958

Real Estate Investment Trusts (REITs) (5.4%)
Annaly Capital Management, Inc.	1,200	23,664
Apartment Investment & Management Co.	1,700	67,388
AvalonBay Communities, Inc.	1,800	84,555
Boston Properties, Inc.	500	45,960
Brandywine Realty Trust	3,400	64,090
Equity Residential Properties Trust	2,300	86,043
Federal Realty Investment Trust	2,400	88,560
General Growth Properties, Inc.	1,000	36,520
iStar Financial, Inc.	2,800	37,352
Macerich Co. (The)	600	41,022
Plum Creek Timber Co., Inc.	900	37,575
Regency Centers Corp.	800	49,144
Simon Property Group, Inc.	500	44,690
UDR, Inc.	3,000	68,490
Vornado Realty Trust	400	36,160

		811,213

Real Estate Management & Development (0.3%)
Forest City Enterprises, Inc.	400	15,940
St. Joe Co. (The)	800	31,056

		46,996

Road & Rail (0.8%)
J.B. Hunt Transport Services, Inc.	1,400	43,540
Landstar System, Inc.	1,000	50,030
YRC Worldwide, Inc.*	1,400	25,634

		119,204

Semiconductors & Semiconductor Equipment (1.3%)
International Rectifier Corp.*	2,800	77,924
Maxim Integrated Products, Inc.	600	11,796
National Semiconductor Corp.	1,500	27,645
Rambus, Inc.*	3,600	70,056

		187,421

Software (1.4%)
Adobe Systems, Inc.*	1,100	38,423
BEA Systems, Inc.*	5,200	97,188
Cadence Design Systems, Inc.*	1,300	13,195
Fair Isaac Corp.	900	22,950
Synopsys, Inc.*	1,800	39,636

		211,392

Specialty Retail (0.5%)
AutoZone, Inc.*	300	36,264
Bed Bath & Beyond, Inc.*	1,100	35,464

		71,728

Textiles, Apparel & Luxury Goods (0.2%)
Hanesbrands, Inc*	1,300	33,293

Thrifts & Mortgage Finance (0.8%)
MGIC Investment Corp.	700	12,950
PMI Group, Inc. (The)	2,200	20,900
Washington Federal, Inc.	2,200	53,724
Washington Mutual, Inc.	1,700	33,864

		121,438

Tobacco (1.3%)
Altria Group, Inc.	1,300	98,566
Loews Corp. — Carolina Group	500	41,065
UST, Inc.	1,000	51,960

		191,591

Trading Companies & Distributors (0.1%)
Fastenal Co.	500	20,205

Wireless Telecommunication Services (0.9%)
American Tower Corp.*	500	18,765
Crown Castle International Corp.*	2,100	75,999
SBA Communications Corp.*	1,500	44,415

		139,179

Total Common Stocks — Short Positions (Proceeds $10,146,821)		9,506,988

Total Securities Sold Short (Proceeds $10,146,821) (a) — 63.8%		9,506,988

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Core Fund

	Shares	Value
Common Stocks (97.4%)
Aerospace & Defense (1.2%)
Ceradyne, Inc.	300	$14,445
Dyncorp International, Inc.	1,000	20,570
Triumph Group, Inc.	600	32,400

		67,415

Airline (0.4%)
Republic Airways Holdings, Inc.	1,000	19,960

Auto Components (3.1%)
Aftermarket Technology Corp.*	1,400	35,574
American Axle & Manufacturing Holdings, Inc.	1,800	39,150
Lear Corp.	2,500	73,400
Tenneco, Inc.	1,000	26,470

		174,594

Biotechnology (4.2%)
BioMarin Pharmaceutical, Inc.	1,300	48,178
GTx, Inc.	1,500	16,635
Idenix Pharmaceuticals, Inc.	8,500	44,115
Isis Pharmaceuticals, Inc.	1,500	23,400
Keryx Biopharmaceuticals, Inc.	2,500	15,125
LifeCell Corp.*	800	31,608
Onyx Pharmaceuticals, Inc.	800	38,024
Pharmion Corp.	300	20,685

		237,770

Building Products (0.5%)
Apogee Enterprises, Inc.	1,500	26,175

Capital Markets (1.4%)
Calamos Asset Management, Inc.	1,200	26,184
Evercore Partners, Inc.	1,000	18,200
Knight Capital Group, Inc., Class A	2,000	33,500

		77,884

Chemicals (3.3%)
C.F. Industries Holdings, Inc.	300	32,079
Hercules, Inc.	1,500	26,295
Koppers Holdings, Inc.	600	20,076
Olin Corp.	1,100	22,539
Stepan Co.	700	20,930
Terra Industries, Inc.*	900	40,563
W.R. Grace & Co.*	1,100	24,882

		187,364

Commercial Banks (3.3%)
City Bank	600	13,140
First BanCorp.	3,300	31,548
Home Bancshares, Inc.	1,900	40,964
Midwest Banc Holding, Inc.	1,700	19,499
Omega Financial Corp.	1,200	36,564
Preferred Bank	800	17,624
SCBT Financial Corp.	900	26,928

		186,267

Commercial Services & Supplies (4.8%)
Administaff, Inc.	700	21,007
Bowne & Co., Inc.	1,600	19,680
CDI Corp.	900	17,505
Clean Harbors, Inc.	500	27,740
Deluxe Corp.	1,200	29,184
Kimball International, Inc., Class B	1,500	18,570
Layne Christensen Co.	1,000	36,900
PHH Corp.	1,300	24,427
Watson Wyatt Worldwide, Inc.	1,500	73,725

		268,738

Communications Equipment (3.2%)
3Com Corp.*	6,200	25,606
Arris Group, Inc.	2,000	17,580
Blue Coat Systems, Inc.	800	21,496
CommScope, Inc.*	663	29,408
Foundry Networks, Inc.*	2,500	34,500
Netgear, Inc.*	900	23,994
Tekelec	2,500	29,975

		182,559

Computers & Peripherals (1.1%)
Brocade Communications Systems, Inc.*	3,100	21,359
Hutchinson Technology, Inc.*	900	14,193
Novatel Wireless, Inc.*	1,700	27,200

		62,752

Construction & Engineering (1.3%)
EMCOR Group, Inc.	1,300	28,509
Granite Construction, Inc.	400	15,228
Perini Corp.	800	27,960

		71,697

Construction Materials (0.3%)
Headwaters, Inc.*	1,500	16,905
Consumer Finance (0.6%)
Dollar Financial Corp.	700	17,626
EZCORP, Inc., Class A	1,300	17,160

		34,786

Containers & Packaging (1.5%)
Greif, Inc., Class A	900	59,220
Rock-Tenn Co., Class A	900	25,731

		84,951

Diversified Financial Services (0.9%)
Compass Diversified Holdings	3,700	53,502

Diversified Telecommunication Services (1.3%)
Cincinnati Bell, Inc.	5,200	20,176
IDT Corp.	5,200	36,088
Vonage Holdings Corp.	9,000	17,910

		74,174

Electric Utility (1.1%)
Westar Energy, Inc.	2,600	63,336

Electrical Equipment (0.4%)
GrafTech International Ltd.*	1,600	24,080

Electronic Equipment & Instruments (4.7%)
CTS Corp.	2,600	27,560
FLIR Systems, Inc.*	2,200	66,616
Insight Enterprises, Inc.	1,200	20,724
Kemet Corp.	3,600	18,756
Methode Electronics, Inc.	2,500	30,300
P.C. Connection, Inc.	1,700	21,403
Rogers Corp.	600	18,726
Scansource, Inc.	1,000	31,660
Technitrol, Inc.	1,400	31,724

		267,469

Energy Equipment & Services (3.0%)
Complete Production Services, Inc*	1,200	19,080
Exterran Holdings, Inc.*	800	52,192
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Core Fund

	Shares	Value
Common Stocks (continued)
Energy Equipment & Services (continued)
Gulf Island Fabrication, Inc.	1,000	$25,020
Matrix Service Corp.	800	14,416
Oil States International, Inc.	400	14,024
Parker Drilling Co.	2,100	14,595
W-H Energy Services, Inc.	600	29,190

		168,517

Food & Staples Retailing (2.7%)
Andersons, Inc. (The)	800	36,440
Great Atlantic & Pacific Tea Co.	0	12
Ingles Markets, Inc., Class A	800	18,632
Longs Drug Stores Corp.	1,200	55,212
PriceSmart, Inc.	600	17,076
Weis Markets, Inc.	700	26,173

		153,545

Food Products (0.5%)
Fresh Del Monte Produce, Inc.	800	25,632

Health Care Equipment & Supplies (3.1%)
Align Technology, Inc.*	1,100	12,958
Hologic, Inc.*	700	45,052
Inverness Medical Innovations, Inc.	700	31,535
Meridian Bioscience, Inc.	900	28,269
West Pharmaceutical Services, Inc.	1,400	54,740

		172,554

Health Care Providers & Services (3.2%)
AMERIGROUP Corp.	1,200	45,024
Apria Healthcare Group, Inc.*	1,800	38,196
Healthsouth Corp.*	1,100	18,722
inVentiv Health, Inc.*	700	23,023
Medcath Corp.	900	22,392
Res-Care, Inc.	1,600	35,792

		183,149

Hotels, Restaurants & Leisure (3.5%)
Jack in the Box, Inc.	2,100	61,383
Pinnacle Entertainment, Inc.	1,400	25,550
Red Robin Gourmet Burgers, Inc.	1,100	38,368
Triarc Cos., Inc.	2,700	25,110
WMS Industries, Inc.*	1,200	44,880

		195,291

Household Durables (1.2%)
Avatar Holdings, Inc.	400	17,160
Blyth, Inc.	1,500	32,685
Tempur-Pedic International, Inc.	1,000	19,820

		69,665

Insurance (8.9%)
Amerisafe, Inc.	2,100	28,875
Commerce Group, Inc.	1,300	46,995
Delphi Financial Group, Inc., Class A	1,600	50,208
EMC Insurance Group, Inc.	900	21,276
FBL Financial Group, Inc., Class A	1,500	49,425
Harleysville Group, Inc.	800	28,520
Infinity Property & Casualty Corp.	900	35,883
Midland Co. (The)	900	57,618
Odyssey Re Holdings Corp.	1,800	68,364
Phoenix Cos., Inc. (The)	4,600	49,818
ProAssurance Corp.	1,100	63,470

		500,452

Internet & Catalog Retail (1.7%)
GSI Commerce, Inc.*	800	13,024
NetFlix, Inc.*	1,700	42,755
Overstock.com, Inc.	900	9,387
priceline.com, Inc.*	300	32,556

		97,722

Internet Software & Services (0.7%)
Digital River, Inc.	400	15,000
Omniture, Inc.*	1,000	24,720

		39,720

IT Services (1.8%)
Heartland Payment Systems, Inc.	1,800	43,704
Integral Systems, Inc.	800	20,240
SAIC, Inc.*	2,100	39,690

		103,634

Leisure Equipment & Products (0.7%)
Polaris Industries, Inc.	900	39,096

Life Sciences Tools & Services (3.5%)
Bio-Rad Laboratories, Inc., Class A	600	57,126
Exelixis, Inc.*	3,100	22,692
Illumina, Inc.*	700	44,590
PAREXEL International Corp.	1,400	76,174

		200,582

Machinery (3.7%)
Actuant Corp.	1,600	43,728
Barnes Group, Inc.	1,300	34,645
Bucyrus International, Inc., Class A	200	18,542
EnPro Industries, Inc.	500	15,000
Mueller Industries, Inc.	1,500	42,000
Wabtec Corp.	1,600	55,024

		208,939

Media (0.7%)
World Wrestling Entertainment, Inc.	2,700	40,446

Metals & Mining (0.6%)
Metal Management, Inc.	700	34,776

Natural Gas Utilities (1.5%)
New Jersey Resources Corp.	300	14,067
Northwest Natural Gas Co.	1,500	71,010

		85,077

Oil, Gas & Consumable Fuels (3.2%)
Clayton Williams Energy, Inc.	800	28,880
Comstock Resources, Inc.*	1,400	44,380
Crosstex Energy, Inc.	1,400	45,836
Delek U.S. Holdings, Inc.	800	13,144
Mariner Energy, Inc.	900	22,554
McMoRan Exploration Co.	1,800	28,332

		183,126

Pharmaceuticals (0.8%)
KV Pharmaceutical Co., Class A	1,000	25,980
Perrigo Co.	700	21,588

		47,568

Real Estate Investment Trusts (REITs) (3.7%)
Arbor Realty Trust, Inc.	2,500	44,425
Digital Reality Trust, Inc.	400	14,292
Franklin Street Properties Corp.	2,000	28,700
Potlatch Corp.	1,900	81,567
Realty Income Corp.	1,700	41,446

		210,430

Retail (1.9%)
Aeropostale, Inc.*	1,350	38,030
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Core Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Retail (continued)
Cabela’s, Inc., Class A*	1,300	$19,175
Guess?, Inc.	600	22,386
Men’s Wearhouse, Inc.	1,000	25,490

		105,081

Semiconductors & Semiconductor Equipment (3.4%)
Amkor Technology, Inc.	2,200	16,808
Anadigics, Inc.	1,000	9,990
Brooks Automation, Inc.*	1,500	18,435
Credence Systems Corp.	8,500	11,135
Kulicke & Soffa Industries, Inc.	5,200	28,028
MKS Instruments, Inc.*	1,800	33,480
ON Semiconductor Corp.*	3,100	20,088
RF Micro Devices, Inc.*	6,100	19,703
Sigma Designs, Inc.	400	18,088
Silicon Image, Inc.	3,200	14,144

		189,899

Software (2.1%)
Mentor Graphics Corp.	2,000	16,500
Nuance Communications, Inc.	1,800	28,602
Sybase, Inc.*	2,000	56,440
Ultimate Software Group, Inc.	600	16,230
		117,772

Textiles, Apparel & Luxury Goods (0.8%)
Warnaco Group, Inc. (The)*	1,300	46,657

Trading Companies & Distributors (1.4%)
H&E Equipment Services, Inc.*	900	14,949
Kaman Corp., Class A	1,200	35,448
Rush Enterprises, Inc., Class A	1,600	26,848

		77,245

Water Utility (0.5%)
American States Water Co.	800	27,584

Total Common Stocks		5,506,537

Repurchase Agreements (2.6%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $114,210, collateralized by U.S. Government Agency Mortgages with a market value of $116,485	$114,201	114,201
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $32,162, collateralized by U.S. Government Agency Mortgages with a market value of $32,803	32,160	32,160

Total Repurchase Agreements		146,361

Total Investments
(Cost $6,152,819) (a) — 100.0%		5,652,898

Other assets in excess of liabilities — 0.0%		2,234

NET ASSETS — 100.0%		$5,655,132

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Growth Opportunities Fund

	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (1.3%)
Teledyne Technologies, Inc.*	1,698	$87,668

Beverages (0.6%)
Central European Distribution Corp.*	744	39,112

Biotechnology (2.7%)
Array BioPharma, Inc.	3,498	22,772
Enzon Pharmaceuticals, Inc.	5,100	42,687
Nanosphere, Inc.	1,550	18,631
Omrix Biopharmaceuticals, Inc.	1,100	25,586
United Therapeutics Corp.	920	77,262

		186,938

Capital Markets (5.2%)
Calamos Asset Management, Inc.	2,000	43,640
GFI Group, Inc.	1,354	119,436
optionsXpress Holdings, Inc.	2,030	55,054
Raymond James Financial, Inc.	1,490	41,854
Waddell & Reed Financial, Inc., Class A	2,850	94,563

		354,547

Chemicals (1.3%)
C.F. Industries Holdings, Inc.	450	48,118
Hercules, Inc.	2,150	37,690

		85,808

Commercial Banks (2.0%)
Bank of the Ozarks, Inc.	1,930	46,938
TCF Financial Corp.	4,200	89,250

		136,188

Commercial Services & Supplies (4.8%)
Corrections Corp. of America	2,080	55,203
FTI Consulting, Inc.*	1,114	61,615
Layne Christensen Co.	700	25,830
Stericycle, Inc.*	1,000	59,260
Waste Connections, Inc.	2,800	81,648
Watson Wyatt Worldwide, Inc.	900	44,235

		327,791

Communications Equipment (3.6%)
Acme Packet, Inc.*	3,800	36,556
ADTRAN, Inc.	1,850	38,499
Ciena Corp.	3,780	102,551
F5 Networks, Inc.	200	4,706
Foundry Networks, Inc.*	4,550	62,790

		245,102

Computers & Peripherals (1.5%)
Data Domain, Inc.*	3,040	68,522
Emulex Corp.	2,350	36,660

		105,182

Construction & Engineering (0.8%)
Aecom Technology Corp.*	2,100	51,723

Distributor (0.8%)
LKQ Corp.*	3,000	53,670

Diversified Consumer Services (2.6%)
American Public Education, Inc.	570	22,464
Capella Education Co.*	400	25,232
New Oriental Education & Technology Group, Inc. ADR — CN*	1,000	56,650
Strayer Education, Inc.	400	69,032

		173,378

Electrical Equipment (2.8%)
Ametek, Inc.	1,530	67,381
Energy Conversion Devices, Inc.*	1,100	25,388
JA Solar Holding Co. Ltd. ADR — CN*	950	48,289
SunPower Corp., Class A*	760	52,508

		193,566

Electronic Equipment & Instruments (2.3%)
Aixtron AG ADR — DE	3,500	43,330
Brightpoint, Inc.	4,200	53,424
FLIR Systems, Inc.*	2,000	60,560

		157,314

Energy Equipment & Services (1.2%)
Hercules Offshore, Inc.*	940	21,667
ION Geophysical Corp.*	4,700	58,280

		79,947

Food & Staples Retailing (0.8%)
Andersons, Inc. (The)	1,200	54,660

Food Products (1.0%)
Flowers Foods, Inc.	2,880	69,120

Health Care Equipment & Supplies(5.5%)
Angiodynamics, Inc.	2,000	40,540
Gen-Probe, Inc.*	790	45,148
Hologic, Inc.*	1,600	102,976
Insulet Corp.*	2,400	47,544
Masimo Corp.*	1,800	64,242
TomoTherapy, Inc.*	1,450	21,475
Wright Medical Group, Inc.	2,000	54,600

		376,525

Health Care Providers & Services (3.6%)
Five Star Quality Care, Inc.	6,600	50,358
inVentiv Health, Inc.*	1,535	50,486
IPC The Hospitalist Co., Inc.	710	14,924
Sun Healthcare Group, Inc.	3,676	63,337
VCA Antech, Inc.	1,745	67,462

		246,567

Health Care Technology (1.5%)
Eclipsys Corp.*	2,300	59,202
Phase Forward, Inc.*	2,370	40,882

		100,084

Hotels, Restaurants & Leisure (6.7%)
Ameristar Casinos, Inc.	1,500	32,970
California Pizza Kitchen, Inc.*	2,650	35,590
Darden Restaurants, Inc.	2,550	72,216
Pinnacle Entertainment, Inc.	2,850	52,012
Red Robin Gourmet Burgers, Inc.	2,370	82,666
Scientific Games Corp.	1,700	40,460
WMS Industries, Inc.*	3,710	138,754

		454,668

Household Durables (1.9%)
KB Home	1,650	45,375
Tempur-Pedic International, Inc.	2,000	39,640
Tupperware Brands Corp.	1,200	44,400

		129,415

Internet & Catalog Retail (2.8%)
Expedia, Inc.*	2,800	64,456
GSI Commerce, Inc.	2,150	35,002
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Growth Opportunities Fund

	Shares	Value
Common Stocks (continued)
Internet & Catalog Retail (continued)
priceline.com, Inc.	850	$92,242

		191,700

Internet Software & Services (1.0%)
Akamai Technologies, Inc.*	2,250	67,950

IT Services (2.2%)
CACI International, Inc., Class A	1,100	47,949
Genpact Ltd.	4,050	49,207
SAIC, Inc.*	2,600	49,140

		146,296

Life Sciences Tools & Services (5.1%)
Bruker BioSciences Corp.	3,500	35,875
Charles River Laboratories International, Inc.*	800	49,680
Exelixis, Inc.*	3,200	23,424
ICON PLC ADR — IE	633	39,676
Illumina, Inc.*	1,200	76,440
PerkinElmer, Inc.	3,190	79,399
PharmaNet Development Group, Inc.	1,000	40,760

		345,254

Machinery (1.5%)
Flowserve Corp.	800	65,696
Toro Co.	800	39,472

		105,168

Metals & Mining (2.5%)
Century Aluminum Co.	1,200	62,388
Compass Minerals International, Inc.	2,500	106,050

		168,438

Oil, Gas & Consumable Fuels (6.2%)
Bill Barrett Corp.*	1,610	67,250
BioFuel Energy Corp.*	5,300	34,291
Cabot Oil & Gas Corp.	1,900	73,511
Clean Energy Fuels Corp.	2,000	30,180
Denbury Resources, Inc.*	2,000	50,600
Massey Energy Co.	900	33,462
Range Resources Corp.	500	26,110
Southwestern Energy Co.*	1,300	72,683
Verenium Corp.	7,600	31,160

		419,247

Personal Products (1.0%)
Chattem, Inc.	930	71,350

Pharmaceutical (0.7%)
Sepracor, Inc.	1,660	46,878

Real Estate Investment Trusts (REITs) (2.4%)
Digital Reality Trust, Inc.	1,249	44,627
FelCor Lodging Trust, Inc.	3,000	40,530
MFA Mortgage Investments, Inc.	7,920	80,784

		165,941

Specialty Retail (4.1%)
American Eagle Outfitters, Inc.	1,280	29,478
Dick’s Sporting Goods, Inc.*	2,600	84,630
Pacific Sunwear Of California	5,180	57,602
Williams-Sonoma, Inc.	2,100	56,448
Zumiez, Inc.*	2,800	53,844

		282,002

Road & Rail (0.8%)
Old Dominion Freight Line, Inc.	1,810	52,761

	Shares or
	Principal
	Amount	Value
Semiconductors & Semiconductor Equipment (5.3%)
Anadigics, Inc.	4,850	$48,451
Atheros Communications, Inc.	2,030	55,439
AuthenTec, Inc.*	3,150	39,218
Cavium Networks, Inc.*	2,700	51,597
EMCORE Corp.*	3,000	41,010
Intersil Corp., Class A	1,950	44,909
Novellus Systems, Inc.	1,500	35,640
Silicon Laboratories, Inc.	1,500	46,860

		363,124

Software (8.4%)
Activision, Inc.*	2,500	64,675
BladeLogic, Inc.	1,580	25,959
Commvault Systems, Inc.*	2,700	50,274
Double-Take Software, Inc.*	4,000	62,000
Informatica Corp.	2,500	48,275
McAfee, Inc.*	2,500	84,150
MicroStrategy, Inc.	800	58,336
Progress Software Corp.*	1,100	32,472
Take-Two Interactive Software, Inc.	2,900	47,676
THQ, Inc.*	1,800	32,418
Vasco Data Security International, Inc.*	3,450	65,447

		571,682

Textiles, Apparel & Luxury Goods (0.6%)
CROCS, Inc.	1,100	38,269

Wireless Telecommunication Services (0.6%)
SBA Communications Corp.*	1,300	38,493

Total Common Stocks		6,783,526

Repurchase Agreements (2.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $110,996, collateralized by U.S. Government Agency Mortgages with a market value of $113,207	$110,987	110,987
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $31,257, collateralized by U.S. Government Agency Mortgages with a market value of $31,880	31,255	31,255

Total Repurchase Agreements		142,242

Total Investments
(Cost $7,129,898) (a) — 101.8%		6,925,768

Liabilities in excess of other assets — (1.8)%		(125,395)

NET ASSETS — 100.0%		$6,800,373

*	Denotes a non-income producing security.

(a)	See notes to statements of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

CN	China

DE	Germany

IE	Ireland

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Small Cap Value Fund

	Shares	Value
Common Stocks (98.8%)
Aerospace & Defense (2.1%)
AAR Corp.	1,500	$44,190
Curtiss-Wright Corp.	1,000	41,700
Moog, Inc., Class A*	700	32,228

		118,118

Auto Components (0.9%)
American Axle & Manufacturing Holdings, Inc.	700	15,225
TRW Automotive Holdings Corp.*	500	11,465
WABCO Holdings, Inc.	600	24,174

		50,864

Capital Markets (1.4%)
Apollo Investment Corp.	800	12,144
optionsXpress Holdings, Inc.	1,200	32,544
Raymond James Financial, Inc.	1,200	33,708

		78,396

Chemicals (3.7%)
C.F. Industries Holdings, Inc.	700	74,851
FMC Corp.	500	26,580
Penford Corp.	4,700	105,139

		206,570

Commercial Banks (12.2%)
Abington Bancorp, Inc.	2,700	25,515
Bank of the Ozarks, Inc.	2,300	55,936
CVB Financial Corp.	1,300	14,495
First Commonwealth Financial Corp.	2,300	26,680
First Financial Bankshares, Inc.	1,400	52,164
First Merchants Corp.	1,100	29,700
FirstMerit Corp.	1,100	24,607
Frontier Financial Corp.	1,100	22,396
Fulton Financial Corp.	1,100	13,871
Glacier Bancorp, Inc.	1,500	27,915
Great Southern Bancorp, Inc.	900	18,117
Hanmi Financial Corp.	1,100	9,460
National Penn Bancshares, Inc.	3,666	63,459
NBT Bancorp, Inc.	3,200	72,256
Old National Bancorp	1,820	30,576
Sterling Financial Corp.	1,000	17,790
Sun Bancorp, Inc.	2,300	33,304
SVB Financial Group	700	33,880
TCF Financial Corp.	1,000	21,250
Tompkins Financial Corp.	600	25,260
Trico Bancshares	1,300	23,205
UCBH Holdings, Inc.	1,000	14,120
Washington Trust Bancorp	1,100	27,401

		683,357

Commercial Services & Supplies (2.2%)
Kimball International, Inc., Class B	1,200	14,856
Volt Information Sciences, Inc.	3,200	59,744
Waste Connections, Inc.	800	23,328
Watson Wyatt Worldwide, Inc.	500	24,575

		122,503

Communications Equipment (3.4%)
Bel Fuse, Inc., Class B	1,400	37,912
Blue Coat Systems, Inc.	1,700	45,679
Comtech Group, Inc.	1,400	15,064
Powerwave Technologies, Inc.	14,900	56,620
Sycamore Networks, Inc.*	10,620	35,896

		191,171

Computers & Peripherals (0.4%)
Brocade Communications Systems, Inc.*	3,500	$24,115

Construction & Engineering (0.3%)
Sterling Construction Co., Inc.	900	18,459

Containers & Packaging (4.2%)
AptarGroup, Inc.	900	33,948
Greif, Inc., Class A	900	59,220
Rock-Tenn Co., Class A	3,350	95,777
Silgan Holdings, Inc.	1,040	49,254

		238,199

Diversified Consumer Services (0.5%)
Jackson Hewitt Tax Service, Inc.	1,000	22,130
Regis Corp.	300	7,599

		29,729

Diversified Telecommunication Services (0.3%)
Alaska Communications Systems Group, Inc.	1,360	19,094

Electric Utilities (2.1%)
Allete, Inc.	800	30,792
IDACorp, Inc.	1,100	35,904
UIL Holdings Corp.	500	17,075
Westar Energy, Inc.	1,400	34,104

		117,875

Electrical Equipment (1.8%)
Belden, Inc.	600	25,380
Brady Corp., Class A	400	12,148
Thomas & Betts Corp.	1,400	63,350

		100,878

Electronic Equipment & Instruments (3.2%)
Anixter International, Inc.	500	35,030
CTS Corp.	800	8,480
Mettler Toledo International, Inc.	300	29,790
Tech Data Corp.	500	17,190
Technitrol, Inc.	2,880	65,261
Trimble Navigation Ltd.*	200	5,290
X-Rite, Inc.*	2,100	20,517

		181,558

Energy Equipment & Services (0.2%)
Core Laboratories NV	100	11,270

Food & Staples Retailing (0.8%)
Longs Drug Stores Corp.	1,000	46,010

Food Products (1.9%)
B&G Foods, Inc.	300	2,955
J.M. Smucker Co. (The)	400	18,692
Lancaster Colony Corp.	400	13,944
Pilgrim’s Pride Corp.	300	7,329
Ralcorp Holding, Inc.	720	39,175
Tootsie Roll Industries, Inc.	1,000	24,980

		107,075

Health Care (0.6%)
Inverness Medical Innovations, Inc.	680	30,634

Health Care Equipment & Supplies (0.5%)
Immucor, Inc.	1,000	28,840

Health Care Providers & Services (1.6%)
Five Star Quality Care, Inc.	5,900	45,017
Hythiam, Inc.	17,800	45,390

		90,407

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (0.8%)
Morton’s Restaurant Group, Inc.*	5,800	$42,514

Household Durables (0.5%)
Champion Enterprises, Inc.	2,000	19,540
Sealy Corp.	600	5,592

		25,132

Insurance (4.0%)
Amtrust Financial Services, Inc.	3,900	61,230
CNA Surety Corp.	1,300	23,179
Commerce Group, Inc.	1,200	43,380
Employers Holdings, Inc.	300	5,238
First Mercury Financial Corp.	400	7,644
Harleysville Group, Inc.	1,000	35,650
Horace Mann Educators Corp.	600	11,022
IPC Holdings Ltd.	900	23,157
Protective Life Corp.	400	15,896

		226,396

Internet Software & Services (0.7%)
Ariba, Inc.*	4,200	41,874

IT Services (0.6%)
Ness Technologies, Inc.	2,100	19,299
SYKES Enterprises, Inc.	1,000	15,790

		35,089

Leisure Equipment & Products (0.8%)
Callaway Golf Co.	1,700	30,464
MarineMax, Inc.	1,100	17,017

		47,481

Life Sciences Tools & Services (0.2%)
PharmaNet Development Group, Inc.	200	8,152

Machinery (5.6%)
AGCO Corp.*	1,300	78,286
Blount International, Inc.	900	10,431
Cascade Corp.	300	15,486
ESCO Technologies, Inc.*	1,100	41,239
Kadant, Inc.	600	15,858
Kennametal, Inc.	600	18,378
Tennant Co.	400	13,196
Titan Machinery, Inc.	870	14,337
Valmont Industries, Inc.	550	46,035
Wabtec Corp.	1,820	62,590

		315,836

Marine (0.9%)
Omega Navigation Enterprises, Inc., Class A	3,120	52,634

Media (0.4%)
Lee Enterprises, Inc.	1,900	22,686

Metals & Mining (2.9%)
Commercial Metals Co.	1,300	36,855
Compass Minerals International, Inc.	1,200	50,904
Gold Reserve, Inc.	1,300	7,670
Reliance Steel & Aluminum Co.	600	29,526
Steel Dynamics, Inc.	300	15,645
Worthington Industries, Inc.	1,200	19,668

		160,268

Multi-Utilities (1.6%)
OGE Energy Corp.	800	26,184
PNM Resources, Inc.	1,260	24,343
Vectren Corp.	1,400	38,430

		88,957

Natural Gas Utilities (4.0%)
Laclede Group, Inc. (The)	1,000	33,580
New Jersey Resources Corp.	700	32,823
Nicor, Inc.	200	8,200
Northwest Natural Gas Co.	1,000	47,340
Piedmont Natural Gas Co., Inc.	1,400	35,098
South Jersey Industries, Inc.	780	27,323
Southwest Gas Corp.	400	11,420
WGL Holdings, Inc.	900	29,016

		224,800

Oil, Gas & Consumable Fuels (4.7%)
Aurora Oil & Gas Corp.*	4,600	5,060
Aventine Renewable Energy Holdings, Inc.	100	956
Cimarex Energy Co.	500	20,405
Evergreen Energy, Inc.	12,000	27,600
Mariner Energy, Inc.	1,700	42,602
SandRidge Energy, Inc.*	440	13,389
Swift Energy Co.	500	21,575
Teekay Tankers Ltd., Class A	1,900	36,100
U.S. BioEnergy Corp.	7,700	63,910
VeraSun Energy Corp.	2,500	26,125
Warren Resources, Inc.	700	8,904

		266,626

Paper & Forest Products (0.3%)
Glatfelter Co.	1,200	17,352

Personal Products (1.1%)
Physicians Formula Holdings, Inc.	5,240	49,675
Prestige Brands Holdings, Inc.	1,500	11,205

		60,880

Pharmaceutical (0.4%)
Perrigo Co.	800	24,672

Real Estate Investment Trusts (REITs) (9.6%)
Ashford Hospitality Trust, Inc.	14,700	91,875
Brandywine Realty Trust	1,100	20,735
CBRE Realty Finance, Inc.	11,300	64,297
Cedar Shopping Centers, Inc.	3,600	40,068
Deerfield Capital Corp.	1,800	14,382
Duke Realty Corp.	900	21,276
Entertainment Properties Trust	100	4,950
First Industrial Realty Trust Inc.	1,800	62,694
Hersha Hospitality Trust	5,100	45,849
Lexington Realty Trust	2,370	35,432
LTC Properties, Inc.	600	15,630
Mack-Cali Realty Corp.	800	28,416
Omega Healthcare Investors, Inc.	3,040	50,160
Sunstone Hotel Investors, Inc.	200	3,328
Washington Real Estate Investment Trust	1,300	40,898

		539,990

Real Estate Management & Development (0.7%)
Jones Lang LaSalle, Inc.	500	38,900

Road & Rail (1.5%)
Celadon Group, Inc.	8,700	82,998

Semiconductors & Semiconductor Equipment (1.9%)
MKS Instruments, Inc.*	1,100	20,460
RF Micro Devices, Inc.*	4,200	13,566
Skyworks Solutions, Inc.	8,000	64,400
TriQuint Semiconductor, Inc.	1,800	8,532

		106,958

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide Small Cap Value Fund

	Shares or
	Principal
	Amount	Value
Common Stocks (continued)
Software (2.1%)
Compuware Corp.	2,400	$20,400
Magma Design Automation, Inc.	900	10,260
Mentor Graphics Corp.	2,900	23,925
Quest Software, Inc.*	4,100	61,295

		115,880

Specialty Retail (4.1%)
Asbury Automotive Group, Inc.	3,650	51,757
Circuit City Stores, Inc.	9,300	50,592
Coldwater Creek, Inc.*	2,800	18,004
Gymboree Corp.	740	28,283
Men’s Wearhouse, Inc.	1,000	25,490
Penske Auto Group, Inc.	800	14,528
RadioShack Corp.	600	10,410
Stage Stores, Inc.	800	9,576
Talbots, Inc.	2,330	22,531

		231,171

Textiles, Apparel & Luxury Goods (2.8%)
Carter’s, Inc.	500	9,205
Kellwood Co.	700	13,986
Oxford Industries, Inc.	840	19,127
Phillips-Van Heusen Corp.	1,840	77,538
UniFirst Corp.	60	2,450
Wolverine World Wide, Inc.	1,400	35,434

		157,740

Thrifts & Mortgage Finance (1.0%)
Anchor BanCorp Wisconsin, Inc.	1,100	27,500
People’s United Financial, Inc.	1,600	27,024

		54,524

Trading Companies & Distributors (1.3%)
Genesis Lease Ltd. ADR-IE	1,800	36,180

H&E Equipment Services, Inc.*	800	13,288
Interline Brands, Inc.	1,210	24,031

		73,499

Total Common Stock
Warrants* (0.0%)(a)
Health Care Providers & Services (0.0%)
Hythiam, Inc., Expiring 11/06/12	$2,600	0

Total Investments
(Cost $6,428,487) (b) — 98.8%		5,558,131

Other assets in excess of liabilities — 1.2%		65,573

NET ASSETS — 100.0%		$5,623,704

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

IE	Ireland

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2010 Fund

	Shares	Value
Mutual Funds (70.7%)
Equity Funds (49.3%)(a)
Nationwide International Index Fund, Institutional Class	26,263	$273,922
Nationwide Mid Cap Market Index Fund, Institutional Class	13,788	194,137
Nationwide S&P 500 Index Fund, Institutional Class	45,761	528,991
Nationwide Small Cap Index Fund, Institutional Class	7,765	85,721

		1,082,771

Fixed Income Funds (19.4%)
Nationwide Bond Index Fund, Institutional Class(a)	24,186	267,981
Oppenheimer International Bond Fund Class Y	17,574	115,287
T. Rowe Price High Yield Bond Fund	4,630	43,802

		427,070

Money Market Fund (2.0%)(a)
Nationwide Money Market Fund Institutional Class	44,271	44,271

Total Mutual Funds		1,554,112

Exchange Traded Funds (29.0%)
Equity Funds (6.1%)
iPATH Dow Jones AIG Commodity Index	1,588	93,057
Vanguard Emerging Markets	446	42,321

		135,378

Fixed Income Funds (21.0%)
iShares Lehman Tips Index	2,551	279,411
Vanguard Short-Term Bond	2,313	182,264

		461,675

Real Estate Investment Trusts (REITs) (1.9%)
SPDR Dow Jones Wilshire International Real Estate	381	20,574
Vanguard REIT	342	20,917

		41,491

Total Exchange Traded Funds		638,544

Total Investments
(Cost $2,216,510) (b) — 99.7%		2,192,656

Other assets in excess of liabilities — 0.3%		5,504

NET ASSETS — 100.0%		$2,198,160

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2015 Fund

	Shares	Value
Mutual Funds (72.7%)
Equity Funds (53.2%)(a)
Nationwide International Index Fund, Institutional Class	35,677	$372,112
Nationwide Mid Cap Market Index Fund, Institutional Class	18,075	254,495
Nationwide S&P 500 Index Fund, Institutional Class	54,232	626,923
Nationwide Small Cap Index Fund, Institutional Class	11,465	126,571

		1,380,101

Fixed Income Funds (18.5%)
Nationwide Bond Index Fund, Institutional Class(a)	31,092	344,498
Oppenheimer International Bond Fund Class Y	16,653	109,242
T. Rowe Price High Yield Bond Fund	2,732	25,843

		479,583

Money Market Fund (1.0%)(a)
Nationwide Money Market Fund Institutional Class	26,241	26,241

Total Mutual Funds		1,885,925

Exchange Traded Funds (27.0%)
Equity Funds (6.2%)
iPATH Dow Jones AIG Commodity Index	1,888	110,637
Vanguard Emerging Markets	527	50,007

		160,644

Fixed Income Funds (18.9%)
iShares Lehman Treasury Inflation Protected Securities Fund	2,768	303,179
Vanguard Short-Term Bond	2,397	188,883

		492,062

Real Estate Investment Trusts (REITs) (1.9%)
SPDR Dow Jones Wilshire International Real Estate	447	24,138
Vanguard REIT	404	24,709

		48,847

Total Exchange Traded Funds		701,553

Total Investments
(Cost $2,628,067) (b) — 99.7%		2,587,478

Other assets in excess of liabilities — 0.3%		7,718

NET ASSETS — 100.0%		$2,595,196

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2020 Fund

	Shares	Value
Mutual Funds (74.9%)(a)
Equity Funds (57.7%)
Nationwide International Index Fund, Institutional Class	53,931	$562,500
Nationwide Mid Cap Market Index Fund, Institutional Class	24,114	339,526
Nationwide S&P 500 Index Fund, Institutional Class	78,168	903,620
Nationwide Small Cap Index Fund, Institutional Class	18,352	202,611

		2,008,257

Fixed Income Fund (16.2%)
Nationwide Bond Index Fund, Institutional Class	50,977	564,820

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	34,965	34,965

Total Mutual Funds		2,608,042

Exchange Traded Funds (24.8%)
Equity Funds (7.1%)
iPATH Dow Jones AIG Commodity Index	2,518	147,555
Vanguard Emerging Markets	1,056	100,204

		247,759

Fixed Income Funds (14.7%)
iShares Lehman Treasury Inflation Protected Securities Fund	3,024	331,219
Vanguard Short-Term Bond	2,292	180,609

		511,828

Real Estate Investment Trusts (REITs) (3.0%)
SPDR Dow Jones Wilshire International Real Estate	638	34,452
Vanguard REIT	1,138	69,600

		104,052

Total Exchange Traded Funds		863,639

Total Investments
(Cost $3,539,871) (b) — 99.7%		3,471,681

Other assets in excess of liabilities — 0.3%		9,603

NET ASSETS — 100.0%		$3,481,284

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2025 Fund

	Shares	Value
Mutual Funds (78.2%)(a)
Equity Funds (63.8%)
Nationwide International Index Fund, Institutional Class	78,080	$814,376
Nationwide Mid Cap Market Index Fund, Institutional Class	42,084	592,543
Nationwide S&P 500 Index Fund, Institutional Class	118,903	1,374,524
Nationwide Small Cap Index Fund, Institutional Class	35,628	393,338

		3,174,781

Fixed Income Fund (13.4%)
Nationwide Bond Index Fund, Institutional Class	60,210	667,122

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	50,834	50,834

Total Mutual Funds		3,892,737

Exchange Traded Funds (21.7%)
Equity Funds (8.1%)
iPATH Dow Jones AIG Commodity Index	3,623	212,308
Vanguard Emerging Markets	2,002	189,969

		402,277

Fixed Income Funds (10.6%)
iShares Lehman Treasury Inflation Protected Securities Fund	3,390	371,307
Vanguard Short-Term Bond	1,983	156,260

		527,567

Real Estate Investment Trusts (REITs) (3.0%)
SPDR Dow Jones Wilshire International Real Estate	906	48,924
Vanguard REIT	1,660	101,526

		150,450

Total Exchange Traded Funds		1,080,294

Total Investments
(Cost $5,118,068) (b) — 99.9%		4,973,031

Other assets in excess of liabilities — 0.1%		6,902

NET ASSETS — 100.0%		$4,979,933

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2030 Fund

	Shares	Value
Mutual Funds (81.6%)(a)
Equity Funds (69.1%)
Nationwide International Index Fund, Institutional Class	68,778	$717,357
Nationwide Mid Cap Market Index Fund, Institutional Class	33,983	478,482
Nationwide S&P 500 Index Fund, Institutional Class	94,983	1,098,008
Nationwide Small Cap Index Fund, Institutional Class	26,486	292,410

		2,586,257

Fixed Income Fund (11.5%)
Nationwide Bond Index Fund, Institutional Class	38,997	432,086

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	38,751	38,751

Total Mutual Funds		3,057,094

Exchange Traded Funds (17.5%)
Equity Funds (10.2%)
iPATH Dow Jones AIG Commodity Index	3,466	203,108
Vanguard Emerging Markets	1,872	177,634

		380,742

Fixed Income Fund (4.3%)
iShares Lehman Treasury Inflation Protected Securities Fund	1,484	162,542

Real Estate Investment Trusts (REITs) (3.0%)
SPDR Dow Jones Wilshire International Real Estate	662	35,748
Vanguard REIT	1,232	75,349

		111,097

Total Exchange Traded Funds		654,381

Total Investments
(Cost $3,891,587) (b) — 99.1%		3,711,475

Other assets in excess of liabilities — 0.9%		31,938

NET ASSETS — 100.0%		$3,743,413

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2035 Fund

	Shares	Value
Mutual Funds (85.0%)(a)
Equity Funds (73.6%)
Nationwide International Index Fund, Institutional Class	54,712	$570,641
Nationwide Mid Cap Market Index Fund, Institutional Class	24,587	346,181
Nationwide S&P 500 Index Fund, Institutional Class	68,830	795,675
Nationwide Small Cap Index Fund, Institutional Class	24,032	265,308

		1,977,805

Fixed Income Fund (10.4%)
Nationwide Bond Index Fund, Institutional Class	25,224	279,483

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	27,663	27,663

Total Mutual Funds		2,284,951

Exchange Traded Funds (14.2%)
Equity Funds (10.3%)
iPATH Dow Jones AIG Commodity Index	2,489	145,855
Vanguard Emerging Markets	1,366	129,620

		275,475

Real Estate Investment Trusts (REITs) (3.9%)
SPDR Dow Jones Wilshire International Real Estate	966	52,164
Vanguard REIT	883	54,004

		106,168

Total Exchange Traded Funds		381,643

Total Investments
(Cost $2,774,543) (b) — 99.2%		2,666,594

Other assets in excess of liabilities — 0.8%		20,696

NET ASSETS — 100.0%		$2,687,290

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2040 Fund

	Shares	Value
Mutual Funds (84.1%)(a)
Equity Funds (78.8%)
Nationwide International Index Fund, Institutional Class	35,692	$372,269
Nationwide Mid Cap Market Index Fund, Institutional Class	15,272	215,023
Nationwide S&P 500 Index Fund, Institutional Class	45,697	528,260
Nationwide Small Cap Index Fund, Institutional Class	17,837	196,924

		1,312,476

Fixed Income Fund (4.3%)
Nationwide Bond Index Fund, Institutional Class	6,411	71,030

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	17,504	17,504

Total Mutual Funds		1,401,010

Exchange Traded Funds (15.4%)
Equity Funds (11.5%)
iPATH Dow Jones AIG Commodity Index	1,606	94,114
Vanguard Emerging Markets	1,041	98,781

		192,895

Real Estate Investment Trusts (REITs) (3.9%)
SPDR Dow Jones Wilshire International Real Estate	593	32,022
Vanguard REIT	533	32,598

		64,620

Total Exchange Traded Funds		257,515

Total Investments
(Cost $1,759,193) (b) — 99.5%		1,658,525

Other assets in excess of liabilities — 0.5%		7,551

NET ASSETS — 100.0%		$1,666,076

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2045 Fund

	Shares	Value
Mutual Funds (81.9%)(a)
Equity Funds (80.9%)
Nationwide International Index Fund, Institutional Class	26,283	$274,131
Nationwide Mid Cap Market Index Fund, Institutional Class	11,124	156,629
Nationwide S&P 500 Index Fund, Institutional Class	30,013	346,946
Nationwide Small Cap Index Fund, Institutional Class	12,057	133,107

		910,813

Money Market Fund (1.0%)
Nationwide Money Market Fund Institutional Class	11,972	11,972

Total Mutual Funds		922,785

Exchange Traded Funds (17.5%)
Equity Funds (12.9%)
iPATH Dow Jones AIG Commodity Index	1,110	65,046
Vanguard Emerging Markets	839	79,613

		144,659

Real Estate Investment Trusts (REITs) (4.6%)
SPDR Dow Jones Wilshire International Real Estate	383	20,682
Vanguard REIT	515	31,497

		52,179

Total Exchange Traded Funds		196,838

Total Investments
(Cost $1,199,759) (b) — 99.4%		1,119,623

Other assets in excess of liabilities — 0.6%		6,240

NET ASSETS — 100.0%		$1,125,863

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Destination 2050 Fund

	Shares	Value
Mutual Funds (79.8%)(a)
Equity Funds (78.7%)
Nationwide International Index Fund, Institutional Class	28,231	$294,452
Nationwide Mid Cap Market Index Fund, Institutional Class	11,064	155,777
Nationwide S&P 500 Index Fund, Institutional Class	26,965	311,716
Nationwide Small Cap Index Fund, Institutional Class	11,990	132,365

		894,310

Money Market Fund (1.1%)
Nationwide Money Market Fund Institutional Class	11,907	11,907

Total Mutual Funds		906,217

Exchange Traded Funds (18.2%)
Equity Funds (13.6%)
iPATH Dow Jones AIG Commodity Index	1,111	65,105
Vanguard Emerging Markets	947	89,861

		154,966

Real Estate Investment Trusts (REITs) (4.6%)
SPDR Dow Jones Wilshire International Real Estate	379	20,466
Vanguard REIT	521	31,864

		52,330

Total Exchange Traded Funds		207,296

Total Investments
(Cost $1,194,546) (b) — 98.0%		1,113,513

Other assets in excess of liabilities — 2.0%		22,270

NET ASSETS — 100.0%		$1,135,783

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide Retirement Income Fund

	Shares	Value
Mutual Funds (51.3%)
Equity Funds (23.2%)(a)
Nationwide International Index Fund, Institutional Class	5,884	$61,365
Nationwide Mid Cap Market Index Fund, Institutional Class	1,778	25,028
Nationwide S&P 500 Index Fund, Institutional Class	19,433	224,644

		311,037

Fixed Income Funds (17.3%)
Nationwide Bond Index Fund, Institutional Class(a)	8,466	93,803
Oppenheimer International Bond Fund Class Y	17,207	112,880
T. Rowe Price High Yield Bond Fund	2,769	26,194

		232,877

Money Market Fund (10.8%)(a)
Nationwide Money Market Fund Institutional Class	145,348	145,348

Total Mutual Funds		689,262

Exchange Traded Funds (48.7%)
Equity Fund (3.1%)
iPATH Dow Jones AIG Commodity Index	727	42,602

Fixed Income Funds (43.8%)
iShares Lehman Treasury Inflation Protected Securities Fund	3,116	341,296
Vanguard Short-Term Bond	3,145	247,826

		589,122

Real Estate Investment Trusts (REITs) (1.8%)
SPDR Dow Jones Wilshire International Real Estate	219	11,826
Vanguard REIT	196	11,987

		23,813

Total Exchange Traded Funds		655,537

Total Investments
(Cost $1,328,566) (b) — 100.0%		1,344,799

Other assets in excess of liabilities — 0.0%		585

NET ASSETS — 100.0%		$1,345,384

(a)	Investment in affiliate.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

REIT	Real Estate Investment Trust
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (98.8%)
Aerospace & Defense (2.1%)
Argon St., Inc.*	1,200	$21,144
DRS Technologies, Inc.	2,200	118,074
Ducommun, Inc.*	1,000	31,600
Esterline Technologies Corp.*	1,600	74,544
Triumph Group, Inc.	1,000	54,000

		299,362

Airlines (1.8%)
Frontier Airlines Holdings, Inc.*	2,000	6,000
UAL Corp.	6,300	239,085

		245,085

Auto (0.9%)
Aftermarket Technology Corp.*	1,200	30,492
Modine Manufacturing Co.	1,800	27,792
Tenneco, Inc.	2,500	66,175

		124,459

Biotechnology (0.9%)
Applera Corp. Celera Group	4,300	65,876
Lexicon Genetics, Inc.	7,400	17,538
Martek Biosciences Corp.*	1,700	48,450

		131,864

Building Products (1.2%)
Ameron International Corp.	1,000	89,850
Simpson Manufacturing Co., Inc.	2,600	71,630

		161,480

Capital Markets (1.1%)
FirstCity Financial Corp.*	1,000	8,390
Knight Capital Group, Inc., Class A	5,200	87,100
MCG Capital Corp.	3,500	46,130
Sanders Morris Harris Group, Inc.	1,400	13,398

		155,018

Chemicals (5.6%)
Arch Chemicals, Inc.	1,300	43,771
Ashland, Inc.	3,400	154,802
Cytec Industries, Inc.	2,600	147,186
Ferro Corp.	2,300	40,664
H.B. Fuller Co.	3,200	66,432
Minerals Technologies, Inc.	1,000	54,400
N.L. Industries, Inc.	2,600	29,250
Penford Corp.	1,000	22,370
Quaker Chemical Corp.	1,000	20,000
Sensient Technologies Corp.	2,600	69,056
Stepan Co.	1,000	29,900
Valspar Corp.	5,400	108,162

		785,993

Commercial Banks (9.8%)
1st Source Corp.	1,300	25,350
Abington Bancorp, Inc.	1,300	12,285
Amcore Financial, Inc.	1,200	26,604
AmericanWest Bancorp	1,000	12,180
Bancfirst Corp.	372	16,751
Banner Corp.	1,000	25,830
Boston Private Financial Holdings, Inc.	2,000	45,660
Cadence Financial Corp.	1,000	15,120
Capital Corp. of the West	1,000	19,870
Cardinal Financial Corp.	1,300	10,829
Center Bancorp, Inc.	1,000	10,850
Chemical Financial Corp.	1,300	35,984
City Holding Co.	1,000	38,420
Cobiz, Inc.	1,300	18,590
Columbia Banking System, Inc.	1,000	25,710
Community Trust Bancorp, Inc.	1,000	28,910
First Community Bancorp	1,500	53,295
Fnb Corp.	1,000	11,590
Fulton Financial Corp.	9,400	118,534
Gateway Financial Holdings, Inc.	1,000	10,850
German American Bancorp	1,000	12,880
Great Southern Bancorp, Inc.	1,000	20,130
Lakeland Bancorp, Inc.	228	2,884
Lakeland Financial Corp.	1,000	22,150
National Penn Bancshares, Inc.	2,700	46,737
NBT Bancorp, Inc.	1,700	38,386
Old National Bancorp	3,600	60,480
Old Second Bancorp, Inc.	1,000	28,000
Pacific Mercantile Bancorp	1,000	10,360
Park National Corp.	1,000	72,000
Peoples Bancorp, Inc.	1,000	23,620
Prosperity Bancshares, Inc.	57	1,639
S&T Bancorp, Inc.	1,300	40,443
Sandy Spring Bancorp, Inc.	1,000	29,950
South Financial Group, Inc.	3,900	67,392
Southern Community Financial Corp.	1,000	7,040
Sterling Bancshares, Inc.	3,900	39,117
Susquehanna Bancshares, Inc.	2,800	59,416
Tompkins Trustco, Inc.	1,000	42,100
Trico Bancshares	1,000	17,850
UCBH Holdings, Inc.	5,600	79,072
UMB Financial Corp.	868	36,569
Washington Trust Bancorp	1,000	24,910
Whitney Holding Corp.	369	9,904
Wintrust Financial Corp.	100	3,804

		1,360,045

Commercial Services & Supplies (4.1%)
ABM Industries, Inc.	2,700	55,944
Allied Waste Industries, Inc.*	20,000	197,000
Collectors Universe	1,000	11,920
Comfort Systems U.S.A., Inc.	2,200	26,994
Cornell Cos., Inc.	1,000	20,000
CRA International, Inc.	1,000	41,740
G & K Services, Inc., Class A	1,100	43,967
GP Strategies Corp.*	1,000	10,630
Intersections, Inc.	1,000	8,070
Kelly Services, Inc., Class A	1,800	30,996
LECG Corp.	1,400	11,886
McGrath Rentcorp	1,400	32,606
Perceptron, Inc.	1,000	8,880
School Specialty, Inc.	1,100	35,706
Viad Corp.	1,100	29,425

		565,764

Communications Equipment (2.7%)
Avocent Corp.	2,700	44,820
Bel Fuse, Inc., Class B	1,000	27,080
Bookham, Inc.	5,400	9,774
Digi International, Inc.	1,400	16,394
Dycom Industries, Inc.	2,200	51,964
EMS Technologies*	1,000	27,480
Extreme Networks, Inc.	6,200	21,390
Frequency Electronics, Inc.	1,000	9,000
Ixia	3,700	27,380
KVH Industries, Inc.*	1,000	7,630
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Communications Equipment (continued)
Network Equipment Technologies, Inc.	1,500	$11,160
Oplink Communications, Inc.	1,200	15,324
Plantronics, Inc.	2,600	49,660
Sycamore Networks, Inc.*	15,300	51,714

		370,770

Computers & Peripherals (1.0%)
Adaptec, Inc.	6,500	20,280
Electronics for Imaging	3,100	45,756
Hypercom Corp.	2,900	10,179
Iomega Corp.	3,000	8,220
Quantum Corp.	11,000	25,300
RadiSys Corp.*	1,200	16,308
Techteam Global, Inc.	1,000	9,200

		135,243

Construction & Engineering (0.6%)
EMCOR Group, Inc.	3,500	76,755

Consumer Finance (0.0%)
Rewards Network, Inc.*	1,400	6,888
Containers & Packaging (1.3%)
Bemis Co., Inc.	5,400	146,772
Graphic Packaging Corp.	10,900	32,482

		179,254

Diversified Consumer Services (0.5%)
Carriage Services, Inc., Class A	270	2,182
National Technical Systems, Inc.	400	2,444
Regis Corp.	2,400	60,792

		65,418

Diversified Financial Services (0.2%)
Asset Acceptance Capital Corp.	1,700	16,405
Encore Capital Group, Inc.	1,200	9,384

		25,789

Diversified Telecommunication Services (1.6%)
Arbinet Holdings, Inc.	1,400	7,658
CenturyTel, Inc.	6,000	221,460

		229,118

Electrical Equipment (1.0%)
EnerSys*	2,600	59,904
LSI Industries, Inc.	1,200	14,736
Regal-Beloit Corp.	1,700	64,464

		139,104

Electronic Equipment & Instruments (4.9%)
AVX Corp.	9,300	121,179
Benchmark Electronics, Inc.	3,900	69,225
Checkpoint Systems, Inc.	2,100	49,896
Cognex Corp.	2,300	35,190
CPI International, Inc.	1,000	12,940
Gerber Scientific, Inc.	1,300	11,466
I.D. Systems, Inc.	29	260
Ingram Micro, Inc., Class A*	9,300	165,354
Lecroy Corp.	1,000	9,090
Littlefuse, Inc.	1,200	36,468
Mercury Computer Systems, Inc.	1,200	9,960
Planar Systems, Inc.*	1,000	5,660
Plexus Corp.	2,500	56,475
Spectrum Control, Inc.*	1,000	9,170
Sypris Solutions, Inc.	100	525
Technitrol, Inc.	1,925	43,620
TTM Technologies, Inc.	2,300	23,391
X-Rite, Inc.*	1,600	15,632

		675,501

Energy Equipment & Services (3.7%)
Bristow Group, Inc.	1,300	65,455
Bronco Drilling Co., Inc.	1,400	21,924
Gulf Island Fabrication, Inc.	1,000	25,020
Hornbeck Offshore Services, Inc.	1,400	54,152
Oil States International, Inc.	2,700	94,662
Patterson-UTI Energy, Inc.	8,400	164,472
PHI, Inc.	1,000	31,030
Pioneer Drilling Co.	2,700	28,107
Trico Marine Services, Inc.	1,000	32,090

		516,912

Food & Staples Retailing (2.8%)
Andersons, Inc. (The)	1,000	45,550
Casey’s General Stores, Inc.	2,700	70,200
Great Atlantic & Pacific Tea Co., Inc.	2,300	68,701
Performance Food Group Co.	1,900	60,097
Ruddick Corp.	2,600	88,608
Weis Markets, Inc.	1,500	56,085

		389,241

Food Products (4.3%)
Chiquita Brands International, Inc.	2,300	42,964
Del Monte Foods Co.	10,900	97,773
Hain Celestial Group, Inc.	2,100	56,700
Imperial Sugar Co.	1,000	21,980
J.M. Smucker Co. (The)	3,100	144,863
Lance, Inc.	1,700	31,161
Smithfield Foods, Inc.	7,200	200,520

		595,961

Health Care (1.7%)
Cantel Medical Corp.	1,000	11,580
CONMED Corp.*	1,500	36,450
Datascope Corp.	1,000	32,420
Hanger Orthopedic Group, Inc.	700	6,489
Healthtronics, Inc.	1,150	4,669
Integramed America, Inc.	1,000	11,700
Invacare Corp.	1,700	41,378
Regeneration Technologies, Inc.*	1,600	12,800
Symmetry Medical, Inc.*	1,900	34,580
Vital Signs, Inc.	223	10,815
Zoll Medical Corp.	1,100	29,326

		232,207

Health Care Providers & Services (1.5%)
AMN Healthcare Services, Inc.	1,800	28,116
Amsurg Corp.	1,700	43,792
Matria Healthcare, Inc.	1,200	34,632
Medical Staffing Network Holdings, Inc.	600	3,516
Molina Healthcare, Inc.	1,500	51,165
Osteotech, Inc.*	1,000	5,880
Providence Service Corp.*	1,000	29,530
Vistacare, Inc., Class A	1,000	8,540

		205,171

Health Care Technology (0.2%)
Caliper Life Sciences	2,600	11,544
Cardiac Science Corp.	1,200	9,948

		21,492

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (1.5%)
Bob Evans Farms, Inc.	1,900	$56,506
Churchill Downs, Inc.	1,000	50,970
Dover Motorsports, Inc.	1,000	6,970
Luby’s, Inc.	1,400	13,258
Red Lion Hotels Corp.	1,000	7,900
Speedway Motorsports, Inc.	2,400	72,840

		208,444

Household Durables (1.7%)
CSS Industries, Inc.	1,000	29,180
Leggett & Platt, Inc.	9,200	174,984
Palm Harbor Homes, Inc.	1,200	8,988
Skyline Corp.	1,000	29,130

		242,282

Insurance (12.4%)
Amcomp, Inc.	800	9,624
CNA Surety Corp.	2,400	42,792
Delphi Financial Group, Inc., Class A	2,400	75,312
Eastern Insurance Holdings, Inc.	1,000	16,330
FBL Financial Group, Inc., Class A	1,600	52,720
FPIC Insurance Group, Inc.	1,000	42,110
Hallmark Financial Services, Inc.	1,100	14,311
Hanover Insurance Group, Inc.	2,800	127,540
HCC Insurance Holdings, Inc.	6,100	169,946
Hilb, Rogal & Hobbs Co.	2,000	72,360
Mercury General Corp.	3,000	144,270
Navigators Group, Inc. (The)	1,000	57,730
Odyssey Re Holdings Corp.	3,800	144,324
Penn Treaty American Corp.	1,300	7,800
ProAssurance Corp.	1,800	103,860
Procentury Corp.	232	3,403
Protective Life Corp.	3,800	151,012
Reinsurance Group of America, Inc.	3,300	191,301
RLI Corp.	1,300	73,320
Safety Insurance Group, Inc.	1,000	39,020
Seabright Insurance Holdings	1,100	16,159
State Auto Financial Corp.	2,200	61,446
Transatlantic Holdings, Inc.	1,664	113,485

		1,730,175

Internet & Catalog Retail (0.1%)
PC Mall, Inc.	1,000	9,400

Internet Software & Services (0.4%)
Actividentity Corp.	2,500	8,375
Greenfield Online	1,400	18,004
iPass, Inc.	3,400	10,540
Pc-Tel, Inc.*	1,200	7,524
RealNetworks, Inc.	900	5,247
SonicWALL, Inc.	1,275	11,195

		60,885

IT Services (1.6%)
Avici Systems, Inc.	1,000	6,840
CACI International, Inc., Class A	1,600	69,744
Integral Systems, Inc.	1,000	25,300
MAXIMUS, Inc.	1,200	42,336
Perot Systems Corp., Class A	6,700	81,338

		225,558

Leisure Equipment & Products (0.1%)
RC2 Corp.	1,000	18,780

Machinery (0.9%)
CIRCOR International, Inc.	1,000	42,430
EnPro Industries, Inc.	500	15,000
Greenbrier Cos., Inc.	1,000	19,440
Watts Industries, Inc.	1,700	50,473

		127,343

Manufacturing (0.1%)
Ballantyne Of Omaha, Inc.	1,000	4,770
Magnetek, Inc.*	1,600	6,064
Portec Rail Products, Inc.	1,000	9,640

		20,474

Media (0.5%)
Belo Corp., Class A	400	6,644
Lee Enterprises, Inc.	2,200	26,268
Playboy Enterprises, Inc.	1,500	12,720
Valassis Communications, Inc., Class A	2,600	24,856

		70,488

Metals & Mining (0.5%)
Worthington Industries, Inc.	4,400	72,116

Multiline Retail (0.1%)
Fred’s, Inc.	2,200	20,746

Oil, Gas & Consumable Fuels (7.2%)
Bois d’Arc Energy, Inc.	3,600	68,940
Brigham Exploration Co.	2,500	17,350
Comstock Resources, Inc.*	2,400	76,080
EXCO Resources, Inc.	5,600	83,944
Forest Oil Corp.*	4,800	217,056
Harken Energy Inc.	1,000	8,250
Mariner Energy, Inc.	4,700	117,782
Natural Gas Services Group	1,000	17,300
Penn Virginia Corp.	2,000	85,220
Petroleum Development Corp.	1,000	57,500
Stone Energy Corp.*	1,500	61,500
Swift Energy Co.	1,600	69,040
Whiting Petroleum Corp.*	2,300	123,602

		1,003,564

Paper & Forest Products (1.0%)
Louisiana-Pacific Corp.	5,600	85,512
Schweitzer-Mauduit International, Inc.	1,000	23,840
Wausau-Mosinee Paper Corp.	2,700	24,165

		133,517

Personal Products (0.2%)
Elizabeth Arden, Inc.*	1,600	32,080

Pharmaceuticals (2.0%)
Alpharma, Inc., Class A	2,400	49,248
Bioscrip, Inc.*	2,000	15,520
Hi-Tech Pharmacal Co., Inc.	1,000	10,820
Sciele Pharma, Inc.	1,900	45,448
Vical Inc.	2,100	7,707
Watson Pharmaceuticals, Inc.	5,600	146,216

		274,959

Retail (1.8%)
AnnTaylor Stores Corp.	3,400	85,510
Gtsi Corp.	1,000	8,970
Monro Muffler, Inc.	1,100	20,350
Penske Auto Group, Inc.	5,100	92,616
Rubio’s Restaurants, Inc.	1,000	6,340
Sport Supply Group, Inc.	1,000	10,500
See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide U.S. Small Cap Value Fund

	Shares	Value
Common Stocks (continued)
Retail (continued)
Stage Stores, Inc.	2,200	$26,334

		250,620

Road & Rail (1.5%)
AMERCO	1,100	76,428
Genesee & Wyoming, Inc., Class A*	1,700	46,427
Werner Enterprises, Inc.	3,900	79,443

		202,298

Semiconductors & Semiconductor Equipment (5.5%)
Cabot Microelectronics Corp.	1,300	44,954
Cascade Microtech, Inc.	1,000	8,520
Ceva, Inc.	1,100	9,295
Cohu, Inc.	1,200	17,940
Fairchild Semiconductor International, Inc.	6,700	82,075
Hi/fn, Inc.	1,000	5,640
Ikanos Communications	1,600	8,368
Integrated Device Technology, Inc.	10,300	76,735
International Rectifier Corp.	3,900	108,537
Intersil Corp., Class A	7,083	163,121
Kopin Corp.*	3,700	12,469
Mattson Technology, Inc.	2,800	15,960
OmniVision Technologies, Inc.	3,000	42,480
Pericom Semiconductor Corp.	1,400	18,984
PLX Technology, Inc.	1,600	11,232
RF Micro Devices, Inc.*	900	2,907
Skyworks Solutions, Inc.	2,500	20,125
TriQuint Semiconductor, Inc.	7,600	36,024
Ultra Clean Holdings, Inc.	1,200	11,748
Veeco Instruments, Inc.	1,700	24,072
Virage Logic Corp.	800	5,736
Zoran Corp.	2,800	33,040

		759,962

Software (1.1%)
Bottomline Technologies, Inc.	1,300	16,848
Captaris, Inc.*	1,400	4,718
EPIQ Systems, Inc.	1,600	23,600
JDA Software Group, Inc.	1,600	28,464
Moldflow Corp.	1,000	13,060
MSC Software Corp.	2,400	31,152
Secure Computing Corp.	3,600	32,220

		150,062

Technology (0.1%)
Digimarc Corp.	1,200	9,912
Hackett Group, Inc. (The)	2,400	9,432

		19,344

Telecommunications (0.2%)
Applied Signal Technology, Inc.	1,000	13,360
Aware, Inc.	1,300	4,745
D&E Communications, Inc.	1,000	11,140

		29,245

Textiles, Apparel & Luxury Goods (0.4%)
Cole (Kenneth) Productions, Inc., Class A	1,000	17,310
Culp, Inc.	1,000	6,850
Movado Group, Inc.	1,000	24,220
Unifi, Inc.	3,300	7,755

		56,135

	Shares or
	Principal
	Amount	Value
Thrifts & Mortgage Finance (1.6%)
American Bancorp Of New Jersey, Inc.	1,000	$10,310
BankFinancial Corp.	914	14,743
Berkshire Hills Bancorp, Inc.	1,000	23,770
Dime Community Bancshares	1,800	27,054
First Financial Holdings, Inc.	100	2,434
Flushing Financial Corp.	1,100	17,589
NewAlliance Bancshares, Inc.	3,900	47,970
Northeast Community Bancorp, Inc.	1,000	11,730
OceanFirst Financial Corp.	1,000	16,750
Provident Financial Services, Inc.	1,600	22,000
Riverview Bancorp, Inc.	589	7,027
United Financial Bancorp, Inc.	1,000	11,150
Willow Grove Bancorp, Inc.	1,000	8,690

		221,217

Trading Companies & Distributors (0.8%)
Electro Rent Corp.	1,400	19,712
GATX Corp.	2,600	97,760

		117,472

Total Common Stocks		13,751,060

Repurchase Agreements (1.1%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $118,994, collateralized by U.S. Government Agency Mortgages with a market value of $121,364	$118,985	118,985
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $33,509, collateralized by U.S. Government Agency Mortgages with a market value of $34,177	33,506	33,506

Total Repurchase Agreements		152,491

Total Investments
(Cost $15,005,299) (a) — 99.9%		13,903,551

Other assets in excess of liabilities — 0.1%		10,201

NET ASSETS — 100.0%		$13,913,752

*	Denotes a non-income producing security.

(a)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.
See accompanying notes to statements of investments

Statement of Investments
January 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (97.4%)
Australia (1.4%)(a)
Airline (0.6%)
Qantas Airways Ltd.	6,600	$28,007

Metals & Mining (0.8%)
BHP Billiton Ltd.	800	26,818
Sims Group Ltd.	300	7,730

		34,548

		62,555

Austria (0.7%)(a)
Metals & Mining (0.7%)
Voestalpine AG	500	30,829

Belgium (1.2%)(a)
Diversified Financial Services (1.2%)
Fortis	2,400	53,674

Brazil (0.7%)
Commercial Bank (0.2%)
Unibanco GDR — BR	50	6,540

Metals & Mining (0.2%)
Companhia Vale do Rio Doce	400	10,412

Oil, Gas & Consumable Fuels (0.2%)
Petroleo Brasileiro SA ADR — BR	100	9,331

Steel & Iron (0.1%)
Gerdau SA ADR — BR	200	5,190

		31,473

Canada (3.7%)
Chemicals (0.2%)
Methanex Corp.	400	10,046

Commercial Banks (0.8%)
Canadian Imperial Bank of Commerce	400	29,189
Royal Bank of Canada	100	5,046

		34,235

Diversified Financial Services (1.0%)
Fairfax Financial Holdings Ltd.	70	22,849
Onex Corp.	600	18,046
Sun Life Financial, Inc.	100	4,946

		45,841

Diversified Minerals (0.2%)
Atco Ltd., Class A	200	10,201

Metals & Mining (0.7%)
HudBay Minerals, Inc.	600	11,040
Inmet Mining Corp.	250	18,375

		29,415

Oil, Gas & Consumable Fuels (0.8%)
Petro Canada	800	36,366

		166,104

China (0.3%)(a)
Diversified Telecommunication Services (0.1%)
China Telecom Corp. Ltd.	6,000	4,199

Oil, Gas & Consumable Fuels (0.2%)
China Petroleum & Chemical Corp.	8,000	8,397

		12,596

Finland (2.3%)(a)
Communications Equipment (1.4%)
Nokia OYJ	1,700	62,590

Paper & Forest Products (0.9%)
Stora Enso OYJ	3,100	43,095

		105,685

France (10.5%)(a)
Auto (0.8%)
Compagnie Generale des Etablissements Michelin	400	38,598

Automobiles (1.5%)
Renault SA	600	68,473

Chemicals (0.4%)
Arkema	300	17,029

Commercial Banks (2.7%)
Credit Agricole SA	1,890	58,154
Societe Generale	500	62,798

		120,952

Diversified Telecommunication Services (0.8%)
France Telecom SA	1,100	38,789

Machinery (0.6%)
Vallourec SA	130	26,125

Media (1.0%)
Lagardere SCA	600	44,076

Oil, Gas & Consumable Fuels (1.3%)
Total SA	800	58,215

Pharmaceutical (1.4%)
Sanofi-Aventis SA	800	65,230

		477,487

Germany (12.2%)(a) Airline (0.9%)
Deutsche Lufthansa AG	1,700	40,828

Capital Markets (1.5%)
Deutsche Bank AG	600	67,831

Chemicals (0.9%)
BASF SE	200	26,146
Lanxess AG	400	13,958

		40,104

Construction & Engineering (0.3%)
Bilfinger Berger AG	200	12,585

Diversified Telecommunication Services (1.1%)
Deutsche Telekom AG	2,400	49,226

Electric Utility (1.8%)
E. ON AG	450	83,289

Food Products (0.2%)
Suedzucker AG	500	10,625

Hotels, Restaurants & Leisure (0.5%)
TUI AG	1,000	21,728

Insurance (3.2%)
Allianz SE	500	89,656
Muenchener Rueckversicherungs AG	300	54,175

		143,831

Multi-Utility (1.1%)
RWE AG	400	49,364

Semiconductors & Semiconductor Equipment (0.7%)
Infineon Technologies AG	3,100	31,624

		551,035

Hong Kong (0.2%)(a)
Diversified Telecommunication Services (0.2%)
China Netcom Group Corp. Hong Kong Ltd.	2,500	7,681

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (continued)
Italy (2.2%)(a)
Commercial Bank (0.7%)
Banco Popolare Scarl	1,500	$30,226

Oil, Gas & Consumable Fuels (1.5%)
ENI SpA	2,100	67,889

		98,115

Japan (26.7%)(a)
Airline (0.7%)
All Nippon Airways Co. Ltd.	8,000	31,928

Auto (0.9%)
Aisin Seiki Co. Ltd.	800	32,050
Takata Corp.	400	10,534

		42,584

Automobiles (4.1%)
Honda Motor Co. Ltd.	1,400	43,299
Isuzu Motors Ltd.	5,000	21,434
Nissan Motor Co. Ltd.	7,300	68,191
Toyota Motor Corp.	1,000	54,149

		187,073

Chemicals (1.4%)
Dainippon Ink & Chemical, Inc.	2,000	8,924
Mitsubishi Chemical Holdings Corp.	6,000	43,685
Tosoh Corp.	3,000	12,641

		65,250

Commercial Banks (3.6%)
Mitsubishi UFJ Financial Group, Inc.	8,200	81,285
Sumitomo Mitsui Financial Group, Inc.	10	80,268

		161,553

Computers & Peripherals (2.1%)
Fujitsu Ltd.	7,000	45,747
Toshiba Corp.	7,000	47,843

		93,590

Consumer Finance (1.1%)
ORIX Corp.	290	50,086

Diversified Telecommunication Services (1.2%)
Nippon Telegraph & Telephone Corp.	11	52,358

Electric Utilities (2.0%)
Kyushu Electric Power Co., Inc.	1,400	35,414
Tokyo Electric Power Co., Inc. (The)	2,100	54,474

		89,888

Electronic Equipment & Instruments (0.2%)
Alps Electric Co. Ltd.	1,000	11,497

Household Durables (1.2%)
Sharp Corp.	3,000	52,263

Leisure Equipment & Products (0.4%)
Namco Bandai Holdings, Inc.	1,300	18,256

Marine (1.1%)
Mitsui OSK Lines Ltd.	4,000	49,111

Metals & Mining (3.1%)
JFE Holdings, Inc.	1,600	74,650
Nippon Steel Corp.	9,000	54,718
Yamato Kogyo Co. Ltd.	300	11,337

		140,705

Office Electronics (0.3%)
Canon, Inc.	300	12,720

Oil, Gas & Consumable Fuels (0.6%)
Nippon Metals & Mining Holdings, Inc.	5,000	29,638

Trading Companies & Distributors (2.7%)
ITOCHU Corp.	4,000	36,981
Mitsubishi Corp.	1,600	42,405
Mitsui & Co. Ltd.	2,000	40,749

		120,135

		1,208,635

Luxembourg (0.1%)
Energy Equipment & Services (0.1%)
Tenaris SA ADR	100	3,999

Netherlands (4.5%)(a)
Construction & Engineering (0.2%)
Koninklijke BAM Groep NV	500	9,456

Diversified Financial Services (1.9%)
ING Groep NV	2,600	84,702

Food & Staples Retailing (1.0%)
Koninklijke Ahold NV	3,500	45,861

Media (0.1%)
Wolters Kluwer NV	200	5,732

Metals & Mining (1.3%)
ArcelorMittal	900	59,718

		205,469

Norway (1.1%)(a)
Oil, Gas & Consumable Fuels (1.1%)
Statoil-Hydro ASA	1,900	50,052

Philippines (0.2%)(a)
Diversified Telecommunication Services (0.2%)
Philippine Long Distance Telephone Co.	100	7,435

Russian Federation (0.5%)
Metals & Mining (0.3%)
GMK Norilsk Nickel ADR	50	11,875

Oil, Gas & Consumable Fuels (0.2%)
Lukoil ADR	150	10,125

		22,000

Singapore (1.0%)
Electronic Equipment & Instruments (0.7%)
Flextronics International Ltd.*	2,600	30,420

Marine (0.3%)(a)
Neptune Orient Lines Ltd.	7,000	16,255

		46,675

South Africa (0.6%)(a)
Commercial Bank (0.1%)
Standard Bank Group Ltd.	500	6,128

Consumer Goods (0.1%)
Bidvest Group Ltd.	300	4,169

Insurance (0.3%)
Sanlam Ltd.	4,400	11,619

Steel & Iron (0.1%)
ArcelorMittal South Africa Ltd.	200	3,946

		25,862

Spain (0.8%)(a)
Oil, Gas & Consumable Fuels (0.8%)
Repsol YPF SA	1,200	38,373

See accompanying notes to statements of investments

Statement of Investments (Continued)
January 31, 2008 (Unaudited)
Nationwide International Value Fund

	Shares	Value
Common Stocks (continued)
Sweden (2.8%)(a)
Commercial Bank (0.6%)
Nordea Bank AB	2,000	$27,310

Diversified Telecommunication Services (0.5%)
Tele2 AB	1,000	20,509

Household Durables (0.4%)
Electroloux AB, Class B	1,300	20,456

Machinery (0.6%)
Volvo AB, Class B	2,150	29,113

Paper & Forest Products (0.7%)
Svenska Cellulosa AB, Class B	1,900	30,547

		127,935

Switzerland (3.1%)(a)
Capital Markets (1.5%)
Credit Suisse Group	1,200	68,344

Pharmaceutical (1.6%)
Novartis AG	1,410	71,455

		139,799

Thailand (0.2%)
Oil, Gas & Consumable Fuels (0.2%)
PTT PCL	1,100	11,028

United Kingdom (20.3%)(a)
Aerospace & Defense (1.0%)
BAE Systems PLC	5,100	47,504

Beverages (0.2%)
Marston’s PLC	2,000	10,949

Commercial Banks (4.9%)
Barclays PLC	6,900	65,126
HBOS PLC	5,730	79,832
Royal Bank of Scotland Group PLC	9,900	76,315

		221,273

Food Products (0.9%)
Associated British Foods PLC	2,400	41,620

Hotels, Restaurants & Leisure (1.0%)
Punch Taverns PLC	2,030	28,427
Tui Travel PLC	3,500	17,896

		46,323

Internet & Catalog Retail (0.4%)
Home Retail Group PLC	2,800	15,868

Media (1.0%)
ITV PLC	18,580	26,795
Trinity Mirror PLC	3,000	19,699

		46,494

Metals & Mining (2.1%)
BHP Billiton PLC	1,800	54,425
Kazakhmys PLC	1,600	39,002

		93,427

Oil, Gas & Consumable Fuels (3.8%)
BP PLC	5,000	53,283
Royal Dutch Shell PLC, Class A	3,300	118,013

		171,296

Pharmaceutical (2.0%)
GlaxoSmithKline PLC	3,800	90,051

Tobacco (0.9%)
British American Tobacco PLC	1,100	39,400

Wireless Telecommunication Services (2.1%)
Vodafone Group PLC	26,700	93,392

		917,597

	Shares or
	Principal
	Amount	Value
United States (0.1%)
Wireless Telecommunication Services (0.1%)
Cellcom Israel Ltd.	200	$6,166

Total Common Stocks		4,408,259

Exchange Traded Fund (1.0%)
United States (1.0%)
iShares MSCI EAFE Index Fund	600	43,384

Total Exchange Traded Fund		43,384

Repurchase Agreements (1.8%)
CS First Boston, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $63,975, collateralized by U.S. Government Agency Mortgages with a market value of $65,250	$63,971	63,971
Nomura Securities, 2.83%, dated 01/31/08, due 02/01/08, repurchase price $18,016, collateralized by U.S. Government Agency Mortgages with a market value of $18,375	18,014	18,014

Total Repurchase Agreements		81,985

Total Investments
(Cost $4,966,486) (b) — 100.2%		4,533,628

Liabilities in excess of other assets — (0.2)%		(9,417)

NET ASSETS — 100.0%		$4,524,211

*	Denotes a non-income producing security.

(a)	Fair Valued Security.

(b)	See notes to statement of investments for tax unrealized appreciation (depreciation) of securities.

ADR	American Depositary Receipt

GDR	Global Depositary Receipt
See accompanying notes to statements of investments

Notes to Statements of Investments
Securities Lending
As of January 31, 2008, the following Funds had securities with the following values on loan:

Fund	Value of Loaned Securities	Value of Collateral

Nationwide Large Cap Value	$310,071	$306,535
Nationwide Small Cap	135,655,398	137,969,948
Nationwide Value Opportunities	539,493	534,151
Nationwide Bond*	5,129,900	5,226,354
Nationwide Government Bond**	10,838,889	11,055,667
Nationwide Global Health Sciences	562,494	571,248
Nationwide Global Technology and Communications	1,089,774	1,119,904
Nationwide Worldwide Leaders***	2,853,025	2,916,202
Nationwide Micro Cap Equity	7,950,391	7,964,182
Nationwide Bond Index	1,094,958	1,116,058
Nationwide International Index****	144,831,344	151,800,500
Nationwide Mid Cap Market Index	615,498	599,341
Nationwide Small Cap Index	2,227,221	2,250,260
Nationwide Growth	5,035,069	5,121,513
Nationwide	1,016,931	1,027,400

*	Includes $4,069,783 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 9.00% and maturity dates ranging from 09/01/2008 to 06/01/2047.

**	Includes $11,055,667 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 9.50% and maturity dates ranging from 05/01/2009 to 12/01/2037.

***	Includes $1,843,052 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 8.88% and maturity dates ranging from 03/31/2008 to 02/15/2029.

****	Includes $2,891,439 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.00% to 9.00% and maturity dates ranging from 03/31/2008 to 04/15/2029.
Tax Cost of Securities
As of Janury 31, 2008, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

				Net Unrealized
	Tax Cost of	Unrealized	Unrealized	Appreciation
Fund	Securities	Appreciation	Depreciation	(Depreciation)*
Nationwide Large Cap Value	$29,607,107	$1,755,488	(1,945,223)	$(189,735)
Nationwide Mid Cap Growth	6,240,358	811,055	(476,807)	$334,248
Nationwide Small Cap	1,103,447,339	11,141,810	(217,018,972)	$(205,877,162)
Nationwide Bond	91,221,472	3,129,125	(745,530)	$2,383,595
Nationwide Government Bond	132,516,450	4,555,425	(22,499)	$4,532,926
Nationwide Enhanced Income	148,555,548	1,367,346	(169,206)	$1,198,140
Nationwide Short Duration Bond	73,738,603	1,133,102	(255,555)	$877,547
Nationwide Tax-Free Income	133,313,467	8,949,301	(1,179,665)	$7,769,636
Nationwide Global Financial Services	60,065,061	1,381,951	(4,823,796)	$(3,441,845)
Nationwide Global Health Sciences	29,649,676	1,728,932	(1,929,354)	$(200,422)
Nationwide Global Natural Resources	84,900,889	6,217,052	(4,107,737)	$2,109,315
Nationwide Global Technology and Communications	19,601,297	(1,232,406)	(1,353,858)	$(2,586,264)
Nationwide Global Utilities	29,667,654	3,733,303	(829,512)	$2,903,791
Nationwide Mid Cap Growth Leaders	36,217,714	2,972,503	(2,880,901)	$91,602
Nationwide Leaders	18,643,230	(57,610)	(989,061)	$(1,046,671)
Nationwide Small Cap Leaders	43,171,468	499,947	(7,289,085)	$(6,789,138)
Nationwide U.S. Growth Leaders	117,275,762	2,040,050	(4,729,415)	$(2,689,365)
Nationwide Worldwide Leaders	76,406,904	4,363,056	(3,187,519)	$1,175,537
Nationwide China Opportunities	97,179,572	2,497,783	(13,355,009)	$(10,857,226)
Nationwide Emerging Markets	103,744,706	16,808,786	(6,798,182)	$10,010,604
Nationwide International Growth	282,566,515	23,668,199	(13,173,338)	$10,494,861
Nationwide Micro Cap Equity	63,921,781	1,339,464	(10,566,771)	$(9,227,307)
Nationwide U.S. Growth Leaders Long-Short	99,700,416	2,618,069	(5,687,436)	$(3,069,367)
Nationwide Value Opportunities	12,773,749	493,792	(1,740,311)	$(1,246,519)
Nationwide Bond Index	1,100,581,087	22,022,840	(5,330,644)	$16,692,196
Nationwide International Index	1,806,493,667	558,881,280	(70,846,850)	$488,034,430
Nationwide Mid Cap Market Index	799,193,256	79,060,989	(90,794,495)	$(11,733,506)
Nationwide S&P 500 Index	2,058,328,136	350,618,108	(162,513,454)	$188,104,654
Nationwide Small Cap Index	391,210,550	31,167,143	(63,748,685)	$(32,581,542)
Nationwide Investor Destinations Aggressive	989,947,547	62,681,953	(18,040,673)	$44,641,280
Nationwide Investor Destinations Moderately Aggressive	1,560,525,512	109,105,984	(14,453,514)	$94,652,470
Nationwide Investor Destinations Moderate	1,323,650,381	56,583,895	(15,436,163)	$41,147,732
Nationwide Investor Destinations Moderately Conservative	377,340,810	9,547,238	(2,430,879)	$7,116,359
Nationwide Investor Destinations Conservative	230,054,100	3,176,858	(796,480)	$2,380,378
Nationwide Optimal Allocations Growth	17,847,248	110,537	(1,770,189)	$(1,659,652)
Nationwide Optimal Allocations Moderate Growth	40,116,698	1,086,969	(2,487,890)	$(1,400,921)
Nationwide Optimal Allocations Moderate	41,810,601	1,542,582	(1,729,205)	$(186,623)
Nationwide Optimal Allocations Specialty	113,374,363	1,957,430	(11,817,965)	$(9,860,535)
Nationwide Optimal Allocations Defensive	4,303,981	82,773	(77,711)	$5,062
Nationwide Growth	193,167,198	6,470,118	(9,136,409)	$(2,666,291)
Nationwide	1,188,661,192	19,925,596	(67,821,129)	$(47,895,533)
Nationwide Money Market	2,287,879,780	—	—	$—
Northpointe Small Cap Growth	99,759,669	2,681,760	(11,057,243)	$(8,375,483)
Northpointe Small Cap Value	22,508,666	(72,430)	(2,436,775)	$(2,509,205)
Nationwide Hedged Core Equity	4,112,840	230,339	(289,019)	$(58,680)
Nationwide Market Neutral	5,738,015	1,169,494	(1,264,819)	$(95,325)
Nationwide Small Cap Core	6,158,899	308,731	(814,732)	$(506,001)
Nationwide Small Cap Growth Opportunities	7,213,063	304,558	(591,853)	$(287,295)
Nationwide Small Cap Value	6,550,736	(7,974)	(984,631)	$(992,605)
Nationwide U.S. Small Cap Value	15,005,299	202,992	(1,304,740)	$(1,101,748)
Nationwide International Value	4,969,687	14,117	(450,176)	$(436,059)
Nationwide Destination 2010 Fund	2,216,934	30,529	(54,807)	$(24,278)
Nationwide Destination 2015 Fund	2,628,595	32,456	(73,573)	$(41,117)
Nationwide Destination 2020 Fund	3,541,367	32,324	(102,010)	$(69,686)
Nationwide Destination 2025 Fund	5,121,148	36,252	(184,369)	$(148,117)
Nationwide Destination 2030 Fund	3,902,734	16,607	(207,866)	$(191,259)
Nationwide Destination 2035 Fund	2,775,298	14,620	(123,324)	$(108,704)
Nationwide Destination 2040 Fund	1,760,380	10,230	(112,085)	$(101,855)
Nationwide Destination 2045 Fund	1,200,305	8,710	(89,392)	$(80,682)
Nationwide Destination 2050 Fund	1,195,172	8,633	(90,292)	$(81,659)
Nationwide Retirement Income Fund	1,328,923	40,157	(24,281)	$15,876

*	The differences between the book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)		/s/ JOSEPH FINELLI

	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	March 28, 2008
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ STEPHEN T. GRUGEON

	Name:	Stephen T. Grugeon
	Title:	Principal Executive Officer
	Date:	March 28, 2008

By (Signature and Title)		/s/ JOSEPH FINELLI

	Name:	Joseph Finelli
	Title:	Treasurer & Principal Financial Officer
	Date:	March 28, 2008